QUARTERLY REPORT MARCH 31, 2019 Unaudited INSTITUTIONAL INVESTOR TARGET DATE FUNDS MyDestination 2015 Fund GMTYX GMTZX MyDestination 2025 Fund GMWYX GMWZX MyDestination 2035 Fund GMHYX GMHZX MyDestination 2045 Fund GMYYX GMFZX MyDestination 2055 Fund GMGYX GMGZX ASSET ALLOCATION FUNDS Conservative Allocation Fund GCAYX GFIZX Balanced Allocation Fund GBAYX GGIZX Growth Allocation Fund GGRYX GCOZX Aggressive Allocation Fund GAGYX GGBZX SELECT FUNDS Money Market Fund GMYXX GMZXX Low-Duration Bond Fund GLDYX GLDZX Medium-Duration Bond Fund GMDYX GMDZX Extended-Duration Bond Fund GEDYX GEDZX Global Bond Fund GGBEX GGBFX Defensive Market Strategies Fund GDMYX GDMZX Equity Index Fund GEQYX GEQZX Value Equity Fund GVEYX GVEZX Growth Equity Fund GGEYX GGEZX Small Cap Equity Fund GSCYX GSCZX International Equity Index Fund GIIYX International Equity Fund GIEYX GIEZX Emerging Markets Equity Fund GEMYX GEMZX Global Real Estate Securities Fund GREYX GREZX Strategic Alternatives Fund GFSYX GFSZX © 2019 GuideStone® 325756 04/19

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
1M	—	1 Month
1Y	—	1 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBSW	—	Bank Bill Swap Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indexes made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
KORIBOR	—	Korea Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBID	—	Mumbai Interbank Bid Rate
MIBOR	—	Mumbai Interbank Offered Rate
NIBOR	—	Norwegian Interbank Offered Rate
NSE	—	National Stock Exchange of India Ltd.
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SONIA	—	Sterling Overnight Index Average Rate
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard and Poor's Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
TIIE	—	The Equilibrium Interbank Interest Rate
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2019, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$238,861,649	25.40%
Medium-Duration Bond	260,218,764	16.27
Extended-Duration Bond	14,343,569	6.17
Global Bond	111,488,273	20.41
Defensive Market Strategies	104,679,972	9.42
International Equity Index	4,963,966	0.81
International Equity	12,611,839	1.05
Emerging Markets Equity	10,956,835	2.33
Global Real Estate Fund	535,266	0.22
Strategic Alternatives	32,748,081	8.28

INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2019. Maturity date for money market instruments is the date of the next interest rate reset.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of March 31, 2019.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
Ø	—	7-day current yield as of March 31, 2019 is disclosed.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of March 31, 2019, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond	$2,559,493	0.16%
Global Bond	36,842	0.01
Small Cap Equity	1,956,000	0.34
International Equity	—	—

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Pesos (DOP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TDB	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INDEX DEFINITIONS:
The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).
The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.
The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.
The ICE BofAML 0-3 Month U.S. T-Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.
The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofAML U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.
The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.
The MSCI ACWI (All Country World Index) ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.
The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.
The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.
The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	7,523,901	$ 7,523,901
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,144,280	95,161,814
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,939,253	160,478,843
GuideStone Global Bond Fund (Institutional Class)∞	6,609,656	64,179,757
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	5,538,625	70,728,246
GuideStone Equity Index Fund (Institutional Class)∞	3,596,032	112,519,828
GuideStone Small Cap Equity Fund (Institutional Class)∞	729,671	11,069,103
GuideStone International Equity Index Fund (Institutional Class)∞	6,267,918	63,431,327
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,867,571	17,966,035
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	654,525	$ 6,643,424
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,902,866	29,289,916
Total Mutual Funds (Cost $634,309,464)		638,992,194

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $199,188)	$200,000	199,230
TOTAL INVESTMENTS — 99.9% (Cost $634,508,652)		639,191,424
Other Assets in Excess of Liabilities — 0.1%		615,544
NET ASSETS — 100.0%		$639,806,968

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	23	$2,857,031	$40,030
MSCI EAFE Index E-Mini	06/2019	9	839,880	19,092
MSCI Emerging Markets E-Mini	06/2019	5	264,350	2,371
S&P 500® E-Mini	06/2019	12	1,702,680	49,732
Total Futures Contracts outstanding at March 31, 2019			$5,663,941	$111,225
See Notes to Schedule of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$638,992,194	$638,992,194	$ —	$ —
U.S. Treasury Obligation	199,230	—	199,230	—
Total Assets - Investments in Securities	$639,191,424	$638,992,194	$199,230	$ —
Other Financial Instruments***
Futures Contracts	$ 111,225	$ 111,225	$ —	$ —
Total Assets - Other Financial Instruments	$ 111,225	$ 111,225	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	23,845,444	$ 23,845,444
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,310,507	57,415,957
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	21,798,260	319,780,473
GuideStone Global Bond Fund (Institutional Class)∞	9,637,673	93,581,808
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	10,706,830	136,726,216
GuideStone Equity Index Fund (Institutional Class)∞	10,094,782	315,865,722
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,999,489	30,332,254
GuideStone International Equity Index Fund (Institutional Class)∞	17,387,137	175,957,824
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,170,549	49,740,677
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,547,530	$ 15,707,426
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,038,581	30,659,278
Total Mutual Funds (Cost $1,237,398,161)		1,249,613,079

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $497,971)	$500,000	498,077
TOTAL INVESTMENTS — 100.0% (Cost $1,237,896,132)		1,250,111,156
Other Assets in Excess of Liabilities — 0.0%		218,079
NET ASSETS — 100.0%		$1,250,329,235

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	67	$ 8,322,656	$116,609
MSCI EAFE Index E-Mini	06/2019	39	3,639,480	84,157
MSCI Emerging Markets E-Mini	06/2019	17	898,790	7,408
S&P 500® E-Mini	06/2019	53	7,520,170	219,648
Total Futures Contracts outstanding at March 31, 2019			$20,381,096	$427,822
See Notes to Schedule of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,249,613,079	$1,249,613,079	$ —	$ —
U.S. Treasury Obligation	498,077	—	498,077	—
Total Assets - Investments in Securities	$1,250,111,156	$1,249,613,079	$498,077	$ —
Other Financial Instruments***
Futures Contracts	$ 427,822	$ 427,822	$ —	$ —
Total Assets - Other Financial Instruments	$ 427,822	$ 427,822	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	18,833,940	$ 18,833,940
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	9,091,880	133,377,878
GuideStone Global Bond Fund (Institutional Class)∞	3,410,489	33,115,849
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	3,591,825	45,867,607
GuideStone Equity Index Fund (Institutional Class)∞	9,437,578	295,301,806
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,921,733	29,152,682
GuideStone International Equity Index Fund (Institutional Class)∞	16,447,394	166,447,628
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,951,279	47,631,304
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,237,147	$ 12,557,045
Total Mutual Funds (Cost $773,736,737)		782,285,739

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $697,160)	$700,000	697,307
TOTAL INVESTMENTS — 99.9% (Cost $774,433,897)		782,983,046
Other Assets in Excess of Liabilities — 0.1%		643,497
NET ASSETS — 100.0%		$783,626,543

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	30	$ 3,726,563	$52,213
MSCI EAFE Index E-Mini	06/2019	50	4,666,000	88,542
MSCI Emerging Markets E-Mini	06/2019	20	1,057,400	8,545
S&P 500® E-Mini	06/2019	63	8,939,070	229,339
Total Futures Contracts outstanding at March 31, 2019			$18,389,033	$378,639

See Notes to Schedule of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$782,285,739	$782,285,739	$ —	$ —
U.S. Treasury Obligation	697,307	—	697,307	—
Total Assets - Investments in Securities	$782,983,046	$782,285,739	$697,307	$ —
Other Financial Instruments***
Futures Contracts	$ 378,639	$ 378,639	$ —	$ —
Total Assets - Other Financial Instruments	$ 378,639	$ 378,639	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	12,308,033	$ 12,308,033
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,218,672	47,217,926
GuideStone Global Bond Fund (Institutional Class)∞	1,206,216	11,712,357
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	2,273,044	29,026,772
GuideStone Equity Index Fund (Institutional Class)∞	8,407,981	263,085,738
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,695,220	25,716,484
GuideStone International Equity Index Fund (Institutional Class)∞	14,619,284	147,947,152
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,343,278	41,782,334
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,044,445	$ 10,601,115
Total Mutual Funds (Cost $581,337,532)		589,397,911

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $547,768)	$550,000	547,884
TOTAL INVESTMENTS — 99.9% (Cost $581,885,300)		589,945,795
Other Assets in Excess of Liabilities — 0.1%		545,165
NET ASSETS — 100.0%		$590,490,960

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	8	$ 993,750	$13,923
MSCI EAFE Index E-Mini	06/2019	33	3,079,560	69,081
MSCI Emerging Markets E-Mini	06/2019	19	1,004,530	7,698
S&P 500® E-Mini	06/2019	45	6,385,050	152,911
Total Futures Contracts outstanding at March 31, 2019			$11,462,890	$243,613

See Notes to Schedule of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$589,397,911	$589,397,911	$ —	$ —
U.S. Treasury Obligation	547,884	—	547,884	—
Total Assets - Investments in Securities	$589,945,795	$589,397,911	$547,884	$ —
Other Financial Instruments***
Futures Contracts	$ 243,613	$ 243,613	$ —	$ —
Total Assets - Other Financial Instruments	$ 243,613	$ 243,613	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	4,297,699	$ 4,297,699
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	666,859	9,782,815
GuideStone Global Bond Fund (Institutional Class)∞	249,909	2,426,615
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	680,643	8,691,809
GuideStone Equity Index Fund (Institutional Class)∞	2,600,079	81,356,488
GuideStone Small Cap Equity Fund (Institutional Class)∞	524,244	7,952,785
GuideStone International Equity Index Fund (Institutional Class)∞	4,570,257	46,250,997
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,343,111	12,920,730
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	322,363	$ 3,271,987
Total Mutual Funds (Cost $174,967,611)		176,951,925

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.45%, 07/25/19Ω‡‡ (Cost $198,450)	$200,000	198,493
TOTAL INVESTMENTS — 99.8% (Cost $175,166,061)		177,150,418
Other Assets in Excess of Liabilities — 0.2%		355,750
NET ASSETS — 100.0%		$177,506,168

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	1	$ 124,219	$1,740
MSCI EAFE Index E-Mini	06/2019	12	1,119,840	25,457
MSCI Emerging Markets E-Mini	06/2019	5	264,350	2,371
S&P 500® E-Mini	06/2019	16	2,270,240	41,453
Total Futures Contracts outstanding at March 31, 2019			$3,778,649	$71,021

See Notes to Schedule of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$176,951,925	$176,951,925	$ —	$ —
U.S. Treasury Obligation	198,493	—	198,493	—
Total Assets - Investments in Securities	$177,150,418	$176,951,925	$198,493	$ —
Other Financial Instruments***
Futures Contracts	$ 71,021	$ 71,021	$ —	$ —
Total Assets - Other Financial Instruments	$ 71,021	$ 71,021	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	6,426,255	$ 6,426,255
GuideStone Low-Duration Bond Fund (Institutional Class)∞	18,368,990	244,674,948
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,526,096	66,397,824
GuideStone Global Bond Fund (Institutional Class)∞	1,709,326	16,597,554
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	3,002,604	38,343,248
GuideStone Value Equity Fund (Institutional Class)∞	1,623,994	30,401,174
GuideStone Growth Equity Fund (Institutional Class)∞	1,199,457	30,370,256
GuideStone Small Cap Equity Fund (Institutional Class)∞	373,785	5,670,315
GuideStone International Equity Fund (Institutional Class)∞	2,551,020	33,341,833
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	997,788	9,598,724
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	625,597	$ 6,349,808
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,531,139	25,539,197
Total Mutual Funds (Cost $518,173,301)		513,711,136

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $99,594)	$100,000	99,615
TOTAL INVESTMENTS — 99.8% (Cost $518,272,895)		513,810,751
Other Assets in Excess of Liabilities — 0.2%		1,024,019
NET ASSETS — 100.0%		$514,834,770

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2019	7	$ 653,240	$14,225
MSCI Emerging Markets E-Mini	06/2019	4	211,480	2,224
S&P 500® E-Mini	06/2019	6	851,340	24,866
2-Year U.S. Treasury Note	06/2019	27	5,753,531	17,574
Total Futures Contracts outstanding at March 31, 2019			$7,469,591	$58,889
See Notes to Schedule of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$513,711,136	$513,711,136	$ —	$ —
U.S. Treasury Obligation	99,615	—	99,615	—
Total Assets - Investments in Securities	$513,810,751	$513,711,136	$ 99,615	$ —
Other Financial Instruments***
Futures Contracts	$ 58,889	$ 58,889	$ —	$ —
Total Assets - Other Financial Instruments	$ 58,889	$ 58,889	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	29,718,456	$ 29,718,456
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,180,871	95,649,205
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	24,906,590	365,379,668
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	3,754,206	65,435,811
GuideStone Global Bond Fund (Institutional Class)∞	13,709,982	133,123,924
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	12,629,228	161,275,235
GuideStone Value Equity Fund (Institutional Class)∞	9,007,811	168,626,219
GuideStone Growth Equity Fund (Institutional Class)∞	6,804,210	172,282,603
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,140,791	32,475,806
GuideStone International Equity Fund (Institutional Class)∞	14,418,615	188,451,296
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,310,670	$ 51,088,644
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,206,896	32,549,995
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,999,598	60,535,946
Total Mutual Funds (Cost $1,601,181,395)		1,556,592,808

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $796,754)	$800,000	796,922
TOTAL INVESTMENTS — 100.1% (Cost $1,601,978,149)		1,557,389,730
Liabilities in Excess of Other Assets — (0.1)%		(867,566)
NET ASSETS — 100.0%		$1,556,522,164

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	29	$ 3,602,344	$50,472
MSCI EAFE Index E-Mini	06/2019	54	5,039,280	87,356
MSCI Emerging Markets E-Mini	06/2019	28	1,480,360	11,203
S&P 500® E-Mini	06/2019	65	9,222,850	202,508
5-Year U.S. Treasury Note	06/2019	42	4,864,781	36,399
U.S. Treasury Long Bond	06/2019	20	2,993,125	73,339
Total Futures Contracts outstanding at March 31, 2019			$27,202,740	$461,277

See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,556,592,808	$1,556,592,808	$ —	$ —
U.S. Treasury Obligation	796,922	—	796,922	—
Total Assets - Investments in Securities	$1,557,389,730	$1,556,592,808	$796,922	$ —
Other Financial Instruments***
Futures Contracts	$ 461,277	$ 461,277	$ —	$ —
Total Assets - Other Financial Instruments	$ 461,277	$ 461,277	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	21,151,796	$ 21,151,796
GuideStone Low-Duration Bond Fund (Institutional Class)∞	2,422,212	32,263,868
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	8,353,498	122,545,812
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	1,304,072	22,729,973
GuideStone Global Bond Fund (Institutional Class)∞	4,674,712	45,391,450
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	4,304,648	54,970,349
GuideStone Value Equity Fund (Institutional Class)∞	12,106,583	226,635,234
GuideStone Growth Equity Fund (Institutional Class)∞	9,067,627	229,592,319
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,909,569	44,138,168
GuideStone International Equity Fund (Institutional Class)∞	19,511,169	255,010,976
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,325,113	$ 70,467,588
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,676,858	37,320,112
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,809,588	28,348,742
Total Mutual Funds (Cost $1,261,660,776)		1,190,566,387

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $846,551)	$850,000	846,730
TOTAL INVESTMENTS — 100.0% (Cost $1,262,507,327)		1,191,413,117
Liabilities in Excess of Other Assets — (0.0)%		(350,119)
NET ASSETS — 100.0%		$1,191,062,998

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2019	10	$ 1,242,188	$16,824
MSCI EAFE Index E-Mini	06/2019	55	5,132,600	117,011
MSCI Emerging Markets E-Mini	06/2019	28	1,480,360	11,203
S&P 500® E-Mini	06/2019	68	9,648,520	234,185
5-Year U.S. Treasury Note	06/2019	12	1,389,937	10,892
U.S. Treasury Long Bond	06/2019	7	1,047,594	26,431
Total Futures Contracts outstanding at March 31, 2019			$19,941,199	$416,546

See Notes to Schedule of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,190,566,387	$1,190,566,387	$ —	$ —
U.S. Treasury Obligation	846,730	—	846,730	—
Total Assets - Investments in Securities	$1,191,413,117	$1,190,566,387	$846,730	$ —
Other Financial Instruments***
Futures Contracts	$ 416,546	$ 416,546	$ —	$ —
Total Assets - Other Financial Instruments	$ 416,546	$ 416,546	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	18,626,328	$ 18,626,328
GuideStone Value Equity Fund (Institutional Class)∞	14,489,400	271,241,565
GuideStone Growth Equity Fund (Institutional Class)∞	11,022,386	279,086,813
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,561,521	54,028,279
GuideStone International Equity Fund (Institutional Class)∞	23,658,321	309,214,258
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,847,045	85,108,572
Total Mutual Funds (Cost $1,100,897,645)		1,017,305,815

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $995,942)	$1,000,000	$ 996,153
TOTAL INVESTMENTS — 100.1% (Cost $1,101,893,587)		1,018,301,968
Liabilities in Excess of Other Assets — (0.1)%		(776,825)
NET ASSETS — 100.0%		$1,017,525,143

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2019	64	$ 5,972,480	$108,479
MSCI Emerging Markets E-Mini	06/2019	33	1,744,710	12,833
S&P 500® E-Mini	06/2019	80	11,351,200	254,820
Total Futures Contracts outstanding at March 31, 2019			$19,068,390	$376,132

See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,017,305,815	$1,017,305,815	$ —	$ —
U.S. Treasury Obligation	996,153	—	996,153	—
Total Assets - Investments in Securities	$1,018,301,968	$1,017,305,815	$996,153	$ —
Other Financial Instruments***
Futures Contracts	$ 376,132	$ 376,132	$ —	$ —
Total Assets - Other Financial Instruments	$ 376,132	$ 376,132	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 53.1%
Federal Farm Credit Bank
(Floating, ICE LIBOR USD 1M - 0.08%), 2.42%, 07/30/19†	$ 5,720,000	$ 5,718,844
(Floating, ICE LIBOR USD 3M - 0.12%), 2.64%, 01/27/20†	16,100,000	16,104,522
(Floating, ICE LIBOR USD 1M - 0.05%), 2.44%, 02/04/20†	18,000,000	18,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.43%, 02/07/20†	13,700,000	13,699,880
(Floating, ICE LIBOR USD 1M + 0.00%), 2.48%, 06/19/20†	11,000,000	11,006,247
(Floating, ICE LIBOR USD 1M - 0.05%), 2.43%, 08/17/20†	4,255,000	4,255,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.45%, 09/11/20†	5,475,000	5,474,764
(Floating, ICE LIBOR USD 1M + 0.03%), 2.51%, 12/14/20†	6,300,000	6,299,562
Federal Farm Credit Bank Discount Notes
2.24%, 04/12/19	1,740,000	1,738,820
2.43%, 06/17/19	6,955,000	6,919,298
2.44%, 06/28/19	4,815,000	4,786,634
2.56%, 07/22/19	6,240,000	6,191,078
2.55%, 07/23/19	12,250,000	12,153,354
2.46%, 07/25/19	4,525,000	4,489,875
2.62%, 07/29/19	31,155,000	30,888,694
2.43%, 08/15/19	6,560,000	6,500,523
2.65%, 09/12/19	4,260,000	4,209,348
2.50%, 11/20/19	3,500,000	3,444,048
2.45%, 01/17/20	9,610,000	9,422,012
2.40%, 02/04/20	5,880,000	5,760,386
Federal Home Loan Bank
(Floating, ICE LIBOR USD 3M - 0.16%), 2.44%, 06/12/19†	3,695,000	3,694,810
(Floating, ICE LIBOR USD 1M - 0.09%), 2.40%, 06/14/19†	20,410,000	20,410,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.44%, 06/20/19†	1,290,000	1,290,000
2.47%, 06/20/19†	21,140,000	21,140,000
(Floating, U.S. SOFR + 0.04%), 2.69%, 06/21/19†	2,085,000	2,085,000
2.44%, 06/24/19†	7,750,000	7,750,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.45%, 06/28/19†	1,290,000	1,290,000
2.49%, 07/11/19	2,250,000	2,250,000
2.48%, 07/15/19	5,195,000	5,195,000
(Floating, U.S. SOFR + 0.02%), 2.67%, 07/17/19†	1,835,000	1,835,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.38%, 07/19/19†	19,690,000	19,690,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.41%, 08/27/19†	7,925,000	7,925,000
(Floating, U.S. SOFR + 0.02%), 2.67%, 08/27/19†	3,575,000	3,575,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.41%, 09/09/19†	16,095,000	16,095,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.43%, 09/11/19†	10,000,000	10,000,000
	Par	Value
(Floating, ICE LIBOR USD 1M - 0.07%), 2.42%, 09/17/19†	$ 5,800,000	$ 5,800,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.43%, 09/27/19†	5,980,000	5,980,000
(Floating, U.S. SOFR + 0.01%), 2.66%, 11/13/19†	8,495,000	8,495,000
(Floating, U.S. SOFR + 0.03%), 2.68%, 12/06/19†	2,685,000	2,685,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.49%, 12/19/19†	4,765,000	4,765,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.45%, 01/14/20†	3,175,000	3,175,000
(Floating, U.S. SOFR + 0.05%), 2.70%, 01/17/20†	610,000	610,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.43%, 02/24/20†	10,755,000	10,755,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.45%, 02/25/20†	5,825,000	5,825,000
(Floating, ICE LIBOR USD 1M - 0.02%), 2.49%, 06/01/20†	13,000,000	13,000,000
(Floating, U.S. SOFR + 0.08%), 2.73%, 07/24/20†	1,710,000	1,710,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.46%, 08/04/20†	3,570,000	3,570,000
(Floating, ICE LIBOR USD 3M - 0.13%), 2.49%, 12/21/20†	8,000,000	8,000,000
(Floating, U.S. SOFR + 0.12%), 2.77%, 03/12/21†	5,725,000	5,725,000
Federal Home Loan Bank Discount Notes
2.42%, 04/01/19	1,115,000	1,115,000
2.38%, 04/03/19	20,000,000	19,997,349
2.38%, 04/05/19	16,060,000	16,055,744
2.47%, 04/09/19	11,200,000	11,193,927
2.42%, 04/10/19	19,490,000	19,478,319
2.40%, 04/12/19	1,785,000	1,783,689
2.40%, 04/17/19	16,665,000	16,647,120
2.41%, 04/22/19	24,495,000	24,460,529
2.40%, 04/24/19	17,955,000	17,927,414
2.44%, 05/02/19	6,750,000	6,735,992
2.45%, 05/07/19	5,785,000	5,770,914
2.42%, 05/08/19	17,190,000	17,147,422
2.43%, 05/13/19	15,950,000	15,905,223
2.45%, 05/14/19	18,755,000	18,700,788
2.44%, 05/15/19	13,750,000	13,709,458
2.42%, 06/12/19	12,925,000	12,862,572
2.46%, 06/13/19	5,530,000	5,502,751
2.52%, 06/21/19	6,630,000	6,592,855
2.46%, 06/28/19	2,345,000	2,331,071
2.45%, 07/08/19	5,345,000	5,309,788
2.43%, 07/11/19	30,000,000	29,796,317
2.47%, 09/20/19	23,260,000	22,988,606
2.44%, 09/27/19	15,320,000	15,135,810
2.49%, 10/11/19	3,070,000	3,029,594
2.47%, 10/15/19	5,135,000	5,066,250
Federal Home Loan Mortgage Corporation
(Floating, U.S. SOFR - 0.01%), 2.64%, 04/17/19†	2,790,000	2,790,000

See Notes to Schedule of Investments.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE LIBOR USD 1M - 0.10%), 2.39%, 08/08/19†	$10,510,000	$ 10,508,158
Federal Home Loan Mortgage Corporation Discount Notes
2.43%, 05/20/19	3,200,000	3,189,547
Total Agency Obligations (Cost $713,114,906)		713,114,906
U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bills
2.07%, 04/02/19Ω	35,445,000	35,442,627
2.13%, 04/09/19Ω	1,555,000	1,554,171
2.08%, 04/16/19Ω	7,470,000	7,462,468
2.12%, 04/23/19Ω	7,775,000	7,763,264
2.36%, 05/16/19Ω	13,300,000	13,260,100
2.49%, 06/06/19Ω	5,150,000	5,126,443
2.45%, 08/29/19Ω	15,000,000	14,846,562
2.41%, 02/27/20Ω	5,410,000	5,291,257
		90,746,892
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 2.46%, 04/30/19†	18,995,000	18,995,945
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.44%, 07/31/20†	10,000,000	10,000,000
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.44%, 10/31/20†	12,000,000	11,980,179
		40,976,124
U.S. Treasury Notes
3.13%, 05/15/19	1,035,000	1,035,815
1.38%, 07/31/19	1,040,000	1,036,089
		2,071,904
Total U.S. Treasury Obligations (Cost $133,794,920)		133,794,920

Shares
MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Select Portfolio (Shares), 2.28% Ø (Cost $490,585)	490,585	490,585

Par
REPURCHASE AGREEMENTS — 36.5%
Bank of Nova Scotia
2.60% (dated 03/29/19, due 04/01/19, repurchase price $95,020,583, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes, 0.125% to 3.375%, due 11/30/20 to 04/15/32, total market value $96,921,080)	$95,000,000	95,000,000
	Par	Value
BNP Paribas
2.59% (dated 03/29/19, due 04/01/19, repurchase price $95,020,504, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes, U.S. Treasury Bills, 0.000% to 2.500%, due 09/19/19 to 02/15/46, total market value $96,900,000)	$95,000,000	$95,000,000

2.62% (dated 03/29/19, due 04/01/19, repurchase price $13,002,838, collateralized by U.S. Treasury Notes, 1.125% to 2.125%, due 01/15/21 to 08/15/21, total market value $13,260,015)	13,000,000	13,000,000
Citigroup Global Markets, Inc.
2.62% (dated 03/29/19, due 04/01/19, repurchase price $19,004,148, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes, Government National Mortgage Association, 1.125% to 3.490%, due 12/31/19 to 02/15/60, total market value $19,380,000)	19,000,000	19,000,000
Goldman Sachs & Co.
2.55% (dated 03/29/19, due 04/01/19, repurchase price $31,006,588, collateralized by Government National Mortgage Association, 4.000%, due 05/20/29 to 12/20/48, total market value $31,620,000)	31,000,000	31,000,000

2.75% (dated 03/27/19, due 04/03/19, repurchase price $23,012,299, collateralized by Government National Mortgage Association, 2.500% to 4.500%, due 10/15/27 to 12/20/48, total market value $23,460,000)	23,000,000	23,000,000
HSBC Securities USA, Inc.
2.60% (dated 03/29/19, due 04/01/19, repurchase price $5,001,083, collateralized by U.S. Treasury Bonds, Federal Home Loan Mortgage Corporation, 0.000% to 5.875%, due 02/15/36 to 11/15/47, total market value $5,131,276)	5,000,000	5,000,000
Mitsubishi UFJ Securities USA, Inc.
2.60% (dated 03/29/19, due 04/01/19, repurchase price $30,006,500, collateralized by Government National Mortgage Association, 3.000% to 3.580%, due 07/20/45 to 10/15/58, total market value $30,600,000)	30,000,000	30,000,000

See Notes to Schedule of Investments.

	Par	Value
Mizuho Securities USA, Inc.
2.62% (dated 03/29/19, due 04/01/19, repurchase price $95,020,742, collateralized by Federal National Mortgage Association, U.S. Treasury Bonds, U.S. Treasury Notes, 0.750% to 4.590%, due 10/31/20 to 10/01/48, total market value $97,173,374)	$95,000,000	$95,000,000
Natixis S.A.
2.55% (dated 03/29/19, due 04/01/19, repurchase price $21,004,463, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes, U.S. Treasury Bills, 0.000% to 3.000%, due 01/02/20 to 05/15/42, total market value $21,420,082)	21,000,000	21,000,000

2.60% (dated 03/29/19, due 04/01/19, repurchase price $4,000,867, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes, 2.125% to 6.625%, due 03/31/24 to 11/15/47, total market value $4,080,032)	4,000,000	4,000,000
	Par	Value
TD Securities USA LLC
2.60% (dated 03/29/19, due 04/01/19, repurchase price $60,013,000, collateralized by Federal National Mortgage Association, 4.000%, due 03/01/47, total market value $61,800,000)	$60,000,000	$ 60,000,000
Total Repurchase Agreements (Cost $491,000,000)		491,000,000
TOTAL INVESTMENTS — 99.6% (Cost $1,338,400,411)		1,338,400,411
Other Assets in Excess of Liabilities — 0.4%		5,823,222
NET ASSETS — 100.0%		$1,344,223,633
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$ 713,114,906	$ —	$ 713,114,906	$ —
Money Market Funds	490,585	490,585	—	—
Repurchase Agreements	491,000,000	—	491,000,000	—
U.S. Treasury Obligations	133,794,920	—	133,794,920	—
Total Assets - Investments in Securities	$1,338,400,411	$490,585	$1,337,909,826	$ —
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Par	Value
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association
2.75%, 06/22/21 (Cost $2,979,485)	$2,980,000	$3,009,284
ASSET-BACKED SECURITIES — 15.6%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 3.89%, 07/15/26 144A †	693,764	693,916
Ally Auto Receivables Trust, Series 2018-1, Class A2
2.14%, 09/15/20	1,125,439	1,124,220
Ally Auto Receivables Trust, Series 2018-3, Class A2
2.72%, 05/17/21	849,745	849,847
Ally Auto Receivables Trust, Series 2019-1, Class A3
2.91%, 09/15/23	1,680,000	1,693,591
ALM XII, Ltd., Series 2015-12A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.89%, 0.89% Floor), 3.67%, 04/16/27 144A †	440,000	439,172
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	2,595,000	2,622,011
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C
2.87%, 11/08/21	230,000	230,028
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3
1.46%, 05/10/21	293,762	293,150
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3
1.87%, 08/18/21	138,689	138,253
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A3
1.98%, 12/20/21	508,414	506,451
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	650,000	653,285
Americredit Automobile Receivables Trust, Series 2019-1, Class A3
2.97%, 11/20/23	410,000	412,462
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 4.04%, 07/24/29 144A †	2,000,000	2,004,405
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR
(Floating, ICE LIBOR USD 3M + 1.70%), 4.49%, 10/15/27 144A †	450,000	442,426
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 3.71%, 07/18/27 144A †	3,215,000	3,199,213
	Par	Value
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.70%), 4.18%, 09/15/26 144A †	$ 490,000	$ 488,496
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.78%, 04/15/27 144A †	1,610,000	1,614,427
Ascentium Equipment Receivables Trust, Series 2018-2A, Class A3
3.51%, 04/10/24 144A	1,320,000	1,337,658
Atlas Senior Loan Fund IV, Ltd., Series 2013-2A, Class A1RR
(Floating, ICE LIBOR USD 3M + 0.68%), 3.36%, 02/17/26 144A †	303,381	302,338
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 07/17/23	1,590,000	1,595,606
BA Credit Card Trust, Series 2018-A3, Class A3
3.10%, 12/15/23	320,000	323,999
Bank of The West Auto Trust, Series 2018-1, Class A2
3.09%, 04/15/21 144A	2,000,000	2,003,566
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.56%, 01/20/28 144A †	1,200,000	1,190,944
Bayview Koitere Fund Trust, Series 2018-RN4, Class A1
(Step to 4.62% on 03/28/20), 3.62%, 03/28/33 144A STEP	125,878	126,491
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.49%, 10/25/37†	359,521	361,414
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 11.00% Cap), 2.94%, 12/25/42†	39,333	38,926
BMW Vehicle Lease Trust, Series 2018-1, Class A4
3.36%, 03/21/22	550,000	557,406
BMW Vehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	448,505	446,574
BSPRT Issuer Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.53%, 03/15/28 144A †	950,000	949,644

See Notes to Schedule of Investments.

	Par	Value
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.78%, 09/15/35 144A †	$1,520,000	$1,511,830
Capital Auto Receivables Asset Trust, Series 2016-2, Class B
2.11%, 03/22/21	170,000	169,123
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/16/24	4,360,000	4,399,536
Carmax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 09/15/23	1,560,000	1,587,022
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	1,251,022	1,239,109
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	847,736	851,497
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.10%, 04/15/31 144A	240,000	241,713
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.34%, 04/15/31 144A	230,000	230,482
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.78%, 04/15/31 144A	370,000	372,529
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 0.78%, 0.78% Floor), 3.57%, 04/15/27 144A †	1,000,000	996,309
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 06/07/23	580,000	581,928
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 01/20/23	2,115,000	2,112,661
CNH Equipment Trust, Series 2016-B, Class A3
1.63%, 08/15/21	449,045	446,808
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	1,030,000	1,041,973
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 04/15/24	1,350,000	1,364,372
Colony Starwood Homes Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 3.73%, 12/17/33 144A †	637,870	638,451
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A
2.42%, 11/15/23 144A	65,937	65,924
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A
2.56%, 10/15/25 144A	906,657	905,336
	Par	Value
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	$1,380,000	$1,381,550
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	1,800,000	1,814,484
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A
3.55%, 08/15/27 144A	800,000	809,894
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A
3.33%, 02/15/28 144A	1,160,000	1,168,350
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 11/25/19), 5.72%, 09/25/36 STEP	330,783	182,281
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 3.03%, 12/25/34†	1,068,887	1,063,533
Dell Equipment Finance Trust, Series 2017-2, Class A3
2.19%, 10/24/22 144A	560,000	558,073
Dell Equipment Finance Trust, Series 2018-2, Class A3
3.37%, 10/22/23 144A	1,130,000	1,144,163
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 07/15/24	1,120,000	1,135,715
DLL LLC, Series 2018-ST2, Class A3
3.46%, 01/20/22 144A	1,700,000	1,717,714
Drive Auto Receivables Trust, Series 2018-2, Class A3
2.88%, 06/15/21	740,975	741,022
Drive Auto Receivables Trust, Series 2018-4, Class A3
3.04%, 11/15/21	200,000	200,166
Drive Auto Receivables Trust, Series 2018-4, Class B
3.36%, 10/17/22	770,000	772,391
Drive Auto Receivables Trust, Series 2019-2, Class A3
3.04%, 03/15/23	810,000	812,197
Drug Royalty II LP 2, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 3M + 2.85%, 2.85% Floor), 5.64%, 07/15/23 144A †	43,147	43,368
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.69%, 10/15/27 144A †	1,680,000	1,672,858
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.69%, 04/15/29 144A †	1,000,000	990,771
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 02/22/22 144A	$ 263,724	$ 263,123
Enterprise Fleet Financing LLC, Series 2016-2, Class A3
2.04%, 02/22/22 144A	730,000	724,965
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.13%, 07/20/22 144A	161,814	161,293
Enterprise Fleet Financing LLC, Series 2017-1, Class A3
2.60%, 07/20/22 144A	250,000	249,239
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	765,262	761,517
Enterprise Fleet Financing LLC, Series 2019-1, Class A2
2.98%, 10/22/24 144A	950,000	951,178
Enterprise Fleet Financing, Series 2018-2, Class A2
3.14%, 02/20/24 144A	3,000,000	3,013,420
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, ICE LIBOR USD 1M + 0.13%, 0.13% Floor), 2.62%, 08/25/31†	304,886	303,648
First Investors Auto Owner Trust, Series 2018-2A, Class A2
3.56%, 06/15/23 144A	840,000	851,438
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.68%, 04/15/27 144A †	1,765,000	1,761,650
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A
2.84%, 09/15/21	3,200,000	3,203,296
Ford Credit Auto Owner Trust, Series 2018-A, Class A3
3.03%, 11/15/22	2,170,000	2,188,506
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 09/15/22	1,600,000	1,587,928
GM Financial Automobile Leasing Trust, Series 2018-2, Class A3
3.06%, 06/21/21	790,000	792,789
GM Financial Automobile Leasing Trust, Series 2018-3, Class A4
3.30%, 07/20/22	310,000	312,163
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A3
3.21%, 10/16/23	2,080,000	2,104,886
Great American Auto Leasing, Inc., Series 2019-1, Class A3
3.05%, 09/15/22 144A	1,140,000	1,147,644
Greystone Commercial Real Estate Notes, Ltd., Series 2017-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 4.03%, 03/15/27 144A †	900,000	897,735
	Par	Value
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2
2.92%, 07/15/21 144A	$ 720,000	$ 721,272
Hyundai Auto Receivables Trust, Series 2016-A, Class A3
1.56%, 09/15/20	207,199	206,805
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	675,055
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.58%, 06/15/36 144A †	1,360,000	1,364,972
Kubota Credit Owner Trust, Series 2017-1A, Class A3
1.88%, 08/16/21 144A	1,730,000	1,714,452
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	103,659	109,569
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 3.80%, 10/20/27 144A †	1,220,000	1,217,293
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	973,299
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 3.61%, 05/15/28 144A †	630,000	630,613
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 3.59%, 01/15/28 144A †	2,890,000	2,856,088
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 3.77%, 04/15/31 144A †	530,000	524,032
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.63%, 06/15/28 144A †	290,000	290,435
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.75% Floor), 3.18%, 05/17/21 144A †	1,354,000	1,354,821
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.42%), 2.90%, 05/16/22 144A †	1,750,000	1,752,932
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	857,191	851,593
MVW Owner Trust, Series 2017-1A, Class A
2.42%, 12/20/34 144A	616,215	604,807

See Notes to Schedule of Investments.

	Par	Value
Navient Private Education Loan Trust, Series 2014-CTA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.18%, 09/16/24 144A †	$ 31,272	$ 31,315
Navient Private Education Refi Loan Trust, Series 2019-A, Class A1
3.03%, 01/15/43 144A	530,000	532,520
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 3.24%, 03/25/66 144A †	1,404,619	1,411,911
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.54%, 12/27/66 144A †	1,043,015	1,048,269
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.29%, 07/26/66 144A †	1,134,565	1,137,266
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	143,000	148,973
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	390,000	390,464
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.29%, 09/25/65 144A †	1,223,496	1,228,366
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 3.64%, 01/15/28 144A †	1,145,000	1,137,363
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3
2.90%, 10/16/23	1,820,000	1,834,359
Nissan Master Owner Receivables Trust, Series 2016-A, Class A2
1.54%, 06/15/21	1,440,000	1,436,262
Nissan Master Owner Receivables Trust, Series 2017-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 2.91%, 04/18/22†	1,650,000	1,652,989
Nissan Master Owner Receivables Trust, Series 2019-A, Class A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor), 3.05%, 02/15/24†	1,200,000	1,205,203
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.78%, 02/15/36 144A †	256,000	257,212
OFSI Fund VI, Ltd., Series 2014-6A, Class BR
(Floating, ICE LIBOR USD 3M + 1.50%), 4.29%, 03/20/25 144A †	295,000	289,556
	Par	Value
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	$1,150,000	$1,162,724
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	220,000	221,158
Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.74%), 3.53%, 10/15/25 144A †	604,729	603,830
PFS Financing Corporation, Series 2016-BA, Class A
1.87%, 10/15/21 144A	290,000	288,749
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	2,330,000	2,327,314
Prestige Auto Receivables Trust, Series 2018-1A, Class A3
3.29%, 09/15/22 144A	590,000	592,831
Santander Drive Auto Receivables Trust, Series 2015-2, Class D
3.02%, 04/15/21	5,000	5,003
Santander Drive Auto Receivables Trust, Series 2016-2, Class C
2.66%, 11/15/21	554,303	554,075
Santander Drive Auto Receivables Trust, Series 2018-1, Class A3
2.32%, 08/16/21	350,000	349,682
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3
3.03%, 02/15/22	200,000	200,261
Santander Drive Auto Receivables Trust, Series 2019-1, Class A2A
2.91%, 01/18/22	1,070,000	1,070,600
Securitized Asset-Backed Receivables LLC Trust, Series 2006-OP1, Class M1
(Floating, ICE LIBOR USD 1M + 0.37%, 0.37% Floor), 2.86%, 10/25/35†	261,180	261,783
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.71%, 09/15/26†	580,590	580,000
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.20%), 2.81%, 06/15/23†	1,023,027	1,022,426
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.73%, 05/16/44 144A †	302,434	305,572
SLM Private Education Loan Trust, Series 2011-B, Class A2
3.74%, 02/15/29 144A	145,807	145,942
SLM Private Education Loan Trust, Series 2014-A, Class A2A
2.59%, 01/15/26 144A	79,882	79,823
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SLM Private Education Loan Trust, Series 2014-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.15%), 3.63%, 01/15/26 144A †	$ 179,194	$ 179,424
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, 0.27% - Euribor 3M), 0.00%, 06/17/24(E) †	231,223	258,822
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, 0.18% - Euribor 3M), 0.00%, 01/25/24(E) †	1,443,611	1,618,415
SLM Student Loan Trust, Series 2004-3, Class A5
(Floating, ICE LIBOR USD 3M + 0.17%, 0.17% Floor), 2.94%, 07/25/23†	428,557	428,466
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 3.32%, 01/25/28†	1,545,128	1,548,643
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	427,487	426,861
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	341,270	339,845
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	221,506	218,208
SMB Private Education Loan Trust, Series 2018-A, Class A2A
3.50%, 02/15/36 144A	1,105,000	1,127,979
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 3.20%, 01/15/37 144A †	640,000	638,074
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.44%, 07/15/36 144A	280,000	284,563
SoFi Professional Loan Program LLC, Series 2015-A, Class A1
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 3.69%, 03/25/33 144A †	205,242	206,268
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	938,005	934,078
Sofi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	329,967	327,860
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	191,555	188,920
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	176,772	173,661
Sofi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	1,097,209	1,098,636
	Par	Value
Sofi Professional Loan Program LLC, Series 2017-C, Class A2A
1.75%, 07/25/40 144A	$ 210,407	$ 209,155
Sofi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	210,000	210,905
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	245,000	250,293
SoFi Professional Loan Program, Series 2017-E, Class A2A
1.86%, 11/26/40 144A	1,810,903	1,793,288
Springleaf Funding Trust, Series 2015-AA, Class A
3.16%, 11/15/24 144A	68,386	68,393
Springleaf Funding Trust, Series 2015-BA, Class A
3.48%, 05/15/28 144A	315,000	317,163
Springleaf Funding Trust, Series 2017-AA, Class A
2.68%, 07/15/30 144A	400,000	396,990
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.43%, 01/17/35 144A †	1,991,700	1,991,313
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 3.99%, 04/25/35†	229,853	225,476
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	519,978	513,268
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3
1.30%, 04/15/20	86,537	86,386
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3
2.96%, 09/15/22	265,000	267,001
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3
2.91%, 07/17/23	1,890,000	1,904,335
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.68%, 04/15/29 144A †	3,070,000	3,046,812
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 3.67%, 04/15/27 144A †	360,000	357,643
Volvo Financial Equipment LLC, Series 2019-1A, Class A3
3.00%, 03/15/23 144A	1,500,000	1,509,374
Westlake Automobile Receivables Trust, Series 2016-2A, Class D
4.10%, 06/15/21 144A	350,000	351,955

See Notes to Schedule of Investments.

	Par	Value
Westlake Automobile Receivables Trust, Series 2017-1A, Class C
2.70%, 10/17/22 144A	$ 740,000	$ 738,696
Wheels SPV 2 LLC, Series 2016-1A, Class A2
1.59%, 05/20/25 144A	8,025	8,018
Wheels SPV 2 LLC, Series 2017-1A, Class A2
1.88%, 04/20/26 144A	115,997	115,481
Total Asset-Backed Securities (Cost $146,306,136)		146,603,977
COMMERCIAL PAPER — 0.2%
UBS AG
(Floating, ICE LIBOR USD 3M + 0.33%), 3.12%, 04/04/19 144A † (Cost $1,500,000)	1,500,000	1,500,036
CORPORATE BONDS — 21.9%
AbbVie, Inc.
2.30%, 05/14/21	2,300,000	2,275,107
3.38%, 11/14/21	500,000	506,433
2.90%, 11/06/22	160,000	159,764
3.75%, 11/14/23	714,000	733,380
ADT Security Corporation (The)
6.25%, 10/15/21	150,000	158,108
AES Corporation
4.00%, 03/15/21	850,000	863,523
Air Lease Corporation
2.63%, 07/01/22	150,000	146,577
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	415,000	423,469
American Electric Power Co., Inc.
3.65%, 12/01/21	730,000	745,012
American Express Co.
2.50%, 08/01/22	265,000	262,023
American Express Credit Corporation
2.20%, 03/03/20	735,000	731,800
2.38%, 05/26/20	1,550,000	1,545,272
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,660,053
3.50%, 01/31/23	95,000	96,359
3.38%, 05/15/24	500,000	504,103
Amphenol Corporation
2.20%, 04/01/20	365,000	362,746
Analog Devices, Inc.
2.85%, 03/12/20	110,000	110,068
Andeavor Logistics LP
6.25%, 10/15/22	199,000	204,970
3.50%, 12/01/22	265,000	267,900
Anthem, Inc.
3.13%, 05/15/22	165,000	166,438
Apache Corporation
3.63%, 02/01/21	71,000	71,845
3.25%, 04/15/22	236,000	236,286
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,328,274
Arizona Public Service Co.
2.20%, 01/15/20	1,580,000	1,574,097
	Par	Value
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 3.86%, 03/26/21†	$1,410,000	$1,407,466
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 3.38%, 06/01/21†	2,800,000	2,812,621
(Floating, ICE LIBOR USD 3M + 0.95%), 3.74%, 07/15/21†	1,000,000	1,012,129
3.80%, 03/15/22	670,000	687,412
3.60%, 02/17/23	115,000	117,288
(Floating, ICE LIBOR USD 3M + 1.18%), 3.78%, 06/12/24†	600,000	595,499
Athene Global Funding
2.75%, 04/20/20 144A	1,445,000	1,441,213
Bank of America Corporation
2.65%, 04/01/19	2,500,000	2,500,000
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21^	1,840,000	1,827,849
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	758,095
(Floating, ICE LIBOR USD 3M + 0.38%), 3.15%, 01/23/22†	900,000	897,322
(Variable, ICE LIBOR USD 3M + 0.63%), 3.50%, 05/17/22^	425,000	430,111
(Floating, ICE LIBOR USD 3M + 0.65%), 3.25%, 06/25/22†	750,000	750,398
2.50%, 10/21/22	775,000	765,636
3.30%, 01/11/23	715,000	724,487
BB&T Corporation
3.20%, 09/03/21	185,000	187,125
Becton Dickinson and Co.
2.40%, 06/05/20	325,000	322,734
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,429,342
BMW US Capital LLC
3.25%, 08/14/20 144A	1,040,000	1,047,224
(Floating, ICE LIBOR USD 3M + 0.50%), 3.19%, 08/13/21 144A †	3,000,000	2,994,796
Broadcom Corporation
2.38%, 01/15/20	3,275,000	3,258,108
Broadcom, Inc.
3.13%, 04/15/21 144A	465,000	464,898
3.13%, 10/15/22 144A	3,000,000	2,990,040
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	515,721
CA, Inc.
3.60%, 08/15/22	205,000	206,565
Calpine Corporation
6.00%, 01/15/22 144A	200,000	203,000
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	803,997
Capital One Financial Corporation
2.40%, 10/30/20	1,105,000	1,099,087
3.75%, 04/24/24	135,000	137,150
Capital One NA
2.35%, 01/31/20	1,030,000	1,025,029
Centene Corporation
5.63%, 02/15/21	350,000	355,688
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.75%, 05/15/22	$ 210,000	$ 214,463
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	203,679
CenterPoint Energy, Inc.
3.60%, 11/01/21	765,000	776,658
CenturyLink, Inc.
5.63%, 04/01/20	530,000	542,158
Charter Communications Operating LLC
4.46%, 07/23/22	640,000	662,432
(Floating, ICE LIBOR USD 3M + 1.65%), 4.39%, 02/01/24† Δ	2,700,000	2,701,431
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	686,700
Cigna Corporation
3.20%, 09/17/20 144A	1,360,000	1,367,834
(Floating, ICE LIBOR USD 3M + 0.65%), 3.26%, 09/17/21 144A †	860,000	859,770
CIT Group, Inc.
4.13%, 03/09/21	1,030,000	1,045,450
Citibank NA
2.10%, 06/12/20	1,050,000	1,042,656
2.13%, 10/20/20	800,000	793,496
Citigroup, Inc.
2.45%, 01/10/20	820,000	818,361
2.75%, 04/25/22	1,100,000	1,095,865
(Floating, ICE LIBOR USD 3M + 1.02%), 3.65%, 06/01/24†	1,000,000	1,002,060
Citizens Bank NA
2.25%, 03/02/20	285,000	283,746
2.20%, 05/26/20	370,000	367,242
(Floating, ICE LIBOR USD 3M + 0.57%), 3.22%, 05/26/20†	750,000	750,834
2.55%, 05/13/21Δ	1,126,000	1,118,439
3.25%, 02/14/22	730,000	737,058
CNH Industrial Capital LLC
3.38%, 07/15/19	275,000	275,383
3.88%, 10/15/21	145,000	146,900
Comcast Corporation
3.30%, 10/01/20	1,210,000	1,221,841
3.45%, 10/01/21	605,000	617,203
3.15%, 02/15/28	260,000	254,658
4.15%, 10/15/28	205,000	215,962
Conagra Brands, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 3.51%, 10/22/20†	905,000	904,230
3.80%, 10/22/21	425,000	433,158
Continental Resources, Inc.
4.50%, 04/15/23	654,000	677,596
CoreCivic, Inc. REIT
4.63%, 05/01/23	200,000	193,250
Cox Communications, Inc.
3.15%, 08/15/24 144A	480,000	478,102
Crown Castle International Corporation REIT
4.30%, 02/15/29	200,000	206,327
	Par	Value
Crown Castle Towers LLC
3.22%, 05/15/22 144A	$1,500,000	$1,505,724
CVS Health Corporation
3.13%, 03/09/20	1,475,000	1,479,474
3.35%, 03/09/21	1,700,000	1,713,597
4.30%, 03/25/28	590,000	598,359
D.R. Horton, Inc.
4.00%, 02/15/20	1,100,000	1,109,439
Daimler Finance North America LLC
1.50%, 07/05/19 144A	510,000	508,318
2.20%, 05/05/20 144A	230,000	228,223
2.70%, 08/03/20 144A	210,000	209,287
2.30%, 02/12/21 144A	1,455,000	1,438,018
(Floating, ICE LIBOR USD 3M + 0.84%), 3.58%, 05/04/23 144A †	3,000,000	2,995,438
DCP Midstream Operating LP
2.70%, 04/01/19	420,000	420,000
5.35%, 03/15/20 144A	275,000	280,547
Dell International LLC
4.42%, 06/15/21 144A	1,375,000	1,411,193
5.88%, 06/15/21 144A	540,000	550,333
5.45%, 06/15/23 144A	2,065,000	2,202,319
Delta Air Lines, Inc.
2.88%, 03/13/20	465,000	464,257
3.63%, 03/15/22	2,100,000	2,113,298
Diamondback Energy, Inc.
4.75%, 11/01/24 144A	350,000	359,118
Discover Bank
3.35%, 02/06/23	250,000	251,492
Discovery Communications LLC
4.38%, 06/15/21	220,000	226,103
3.30%, 05/15/22	375,000	376,839
DISH DBS Corporation
6.75%, 06/01/21	700,000	723,450
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 3.21%, 06/15/21†	1,800,000	1,799,830
Dominion Energy, Inc.
2.96%, 07/01/19 STEP	1,125,000	1,125,244
2.58%, 07/01/20	335,000	333,214
Dow Chemical Co. (The)
4.25%, 11/15/20	175,000	178,379
DTE Energy Co.
1.50%, 10/01/19	400,000	397,216
3.70%, 08/01/23	240,000	245,834
Duke Energy Corporation
3.95%, 10/15/23	430,000	445,968
DXC Technology Co.
2.88%, 03/27/20	140,000	139,954
Elanco Animal Health, Inc.
3.91%, 08/27/21 144A	295,000	300,041
Emera US Finance LP
2.15%, 06/15/19Δ	250,000	249,522
Enbridge Energy Partners LP
5.20%, 03/15/20	280,000	286,141
4.38%, 10/15/20	15,000	15,332

See Notes to Schedule of Investments.

	Par	Value
Energy Transfer Operating LP
4.15%, 10/01/20	$1,115,000	$1,133,322
3.60%, 02/01/23	105,000	105,933
4.25%, 03/15/23	630,000	647,466
EnLink Midstream Partners LP
2.70%, 04/01/19	685,000	685,000
Enterprise Products Operating LLC
4.15%, 10/16/28	135,000	141,994
EOG Resources, Inc.
2.45%, 04/01/20	290,000	288,867
EQT Corporation
2.50%, 10/01/20	395,000	389,761
Exelon Corporation
2.45%, 04/15/21	175,000	173,036
Exelon Generation Co. LLC
5.20%, 10/01/19	240,000	242,695
First Data Corporation
5.38%, 08/15/23 144A	400,000	409,500
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,341,539
Ford Motor Credit Co LLC
1.90%, 08/12/19	2,200,000	2,190,963
(Floating, ICE LIBOR USD 3M + 0.81%), 3.61%, 04/05/21†	500,000	488,352
3.81%, 10/12/21	241,000	238,860
Ford Motor Credit Co. LLC
2.02%, 05/03/19	420,000	419,626
2.43%, 06/12/20	1,135,000	1,120,317
3.16%, 08/04/20	225,000	223,450
3.34%, 03/18/21	300,000	295,544
(Floating, ICE LIBOR USD 3M + 1.27%), 3.87%, 03/28/22†	235,000	227,172
4.14%, 02/15/23	345,000	338,014
Fortive Corporation
1.80%, 06/15/19	24,000	23,901
Freeport-McMoRan, Inc.
3.55%, 03/01/22	500,000	495,625
GATX Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 3.45%, 11/05/21†	500,000	497,639
General Electric Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 5.00%, 01/21/21^	700,000	654,832
General Mills, Inc.
(Floating, ICE LIBOR USD 3M + 1.01%), 3.78%, 10/17/23† Δ	200,000	201,533
General Motors Financial Co., Inc.
2.40%, 05/09/19	780,000	779,685
2.65%, 04/13/20	460,000	458,243
(Floating, ICE LIBOR USD 3M + 0.93%), 3.73%, 04/13/20†	1,010,000	1,011,634
2.45%, 11/06/20	605,000	598,725
3.20%, 07/06/21	800,000	796,710
4.20%, 11/06/21	395,000	402,048
(Floating, ICE LIBOR USD 3M + 1.55%), 4.35%, 01/14/22†	895,000	897,854
(Floating, ICE LIBOR USD 3M + 1.31%), 3.91%, 06/30/22†	614,000	609,655
	Par	Value
3.25%, 01/05/23	$ 290,000	$ 284,503
4.15%, 06/19/23	235,000	237,338
Georgia-Pacific LLC
3.73%, 07/15/23 144A	500,000	513,303
Goldman Sachs Group, Inc. (The)
2.60%, 04/23/20	980,000	977,408
2.60%, 12/27/20	990,000	984,915
3.00%, 04/26/22	1,510,000	1,507,404
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 144A	260,000	257,765
Hartford Financial Services Group, Inc. (The)
5.13%, 04/15/22	263,000	280,733
HCA, Inc.
5.88%, 03/15/22	680,000	729,993
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,501,726
Hughes Satellite Systems Corporation
6.50%, 06/15/19	275,000	276,918
Huntington National Bank (The)
2.38%, 03/10/20	1,240,000	1,236,020
3.13%, 04/01/22	275,000	277,182
Hyundai Capital America
1.75%, 09/27/19 144A	435,000	432,851
2.55%, 04/03/20 144A	315,000	312,815
International Lease Finance Corporation
5.88%, 04/01/19	1,385,000	1,385,000
6.25%, 05/15/19	1,300,000	1,304,791
8.25%, 12/15/20	800,000	864,350
Interpublic Group of Cos., Inc. (The)
3.50%, 10/01/20	230,000	232,067
3.75%, 10/01/21	80,000	81,427
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	635,000	639,763
iStar, Inc. REIT
4.63%, 09/15/20	225,000	228,094
Jackson National Life Global Funding
3.30%, 02/01/22 144A	1,125,000	1,140,706
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 0.68%), 3.31%, 06/01/21†	1,265,000	1,268,923
(Floating, ICE LIBOR USD 3M + 0.61%), 3.22%, 06/18/22†	540,000	539,609
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 04/25/23^	815,000	810,579
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	310,000	315,437
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	165,000	169,501
JPMorgan Chase Bank NA
(Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 02/01/21^	1,850,000	1,845,980
(Variable, ICE LIBOR USD 3M + 0.35%), 3.09%, 04/26/21^	525,000	526,112
Kinder Morgan Energy Partners LP
5.00%, 10/01/21Δ	300,000	312,814
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Kinder Morgan, Inc.
3.05%, 12/01/19	$ 810,000	$ 810,923
3.15%, 01/15/23	810,000	812,024
(Floating, ICE LIBOR USD 3M + 1.28%), 4.07%, 01/15/23†	660,000	662,589
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 3.52%, 08/10/22†	400,000	399,574
Lam Research Corporation
2.80%, 06/15/21	40,000	40,021
Lehman Brothers Holdings, Inc.
0.00%, 01/18/12#	600,000	11,400
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,265,625
Level 3 Financing, Inc.
5.13%, 05/01/23	200,000	202,500
Masco Corporation
5.95%, 03/15/22	683,000	730,831
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	199,006
Metropolitan Life Global Funding I
2.40%, 01/08/21 144A Δ	790,000	785,684
Microchip Technology, Inc.
3.92%, 06/01/21 144A	475,000	479,351
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 144A	675,000	684,997
Morgan Stanley
5.50%, 01/26/20	969,000	990,100
(Floating, ICE LIBOR USD 3M + 0.55%), 3.25%, 02/10/21†	1,500,000	1,501,705
(Floating, ICE LIBOR USD 3M + 1.18%), 3.94%, 01/20/22†	653,000	659,613
2.75%, 05/19/22	755,000	750,783
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	415,000	423,467
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,920,830
MPLX LP
4.80%, 02/15/29	85,000	89,557
Navient Corporation
4.88%, 06/17/19	620,000	621,163
8.00%, 03/25/20	400,000	417,000
6.63%, 07/26/21	575,000	602,313
Newmont Mining Corporation
3.50%, 03/15/22	280,000	283,990
NextEra Energy Capital Holdings, Inc.
(Floating, ICE LIBOR USD 3M + 0.40%), 3.03%, 08/21/20† Δ	1,000,000	998,455
3.34%, 09/01/20	990,000	997,543
3.20%, 02/25/22	100,000	100,926
2.90%, 04/01/22	925,000	926,469
Nissan Motor Acceptance Corporation
2.25%, 01/13/20 144A	310,000	308,249
2.13%, 03/03/20 144A Δ	455,000	450,802
2.15%, 09/28/20 144A	515,000	506,360
3.65%, 09/21/21 144A	5,000,000	5,029,267
Northrop Grumman Corporation
3.25%, 01/15/28	830,000	816,945
	Par	Value
Northwest Airlines Pass Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	$ 45,313	$ 46,527
NuStar Logistics LP
6.75%, 02/01/21	250,000	261,250
ONEOK, Inc.
4.25%, 02/01/22	300,000	308,920
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	510,146
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A	760,000	760,189
3.20%, 07/15/20 144A	1,000,000	1,002,294
3.38%, 02/01/22 144A	755,000	758,271
4.25%, 01/17/23 144A	165,000	170,540
2.70%, 03/14/23 144A	255,000	249,319
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 3.25%, 02/26/21†	595,000	595,017
Pioneer Natural Resources Co.
3.45%, 01/15/21Δ	300,000	302,867
Protective Life Global Funding
2.16%, 09/25/20 144A	1,565,000	1,552,032
QEP Resources, Inc.
6.88%, 03/01/21	543,000	559,290
QUALCOMM, Inc.
2.60%, 01/30/23	85,000	84,054
Qwest Corporation
6.75%, 12/01/21	350,000	372,580
Ryder System, Inc.
3.75%, 06/09/23	250,000	256,103
S&P Global, Inc.
3.30%, 08/14/20	800,000	806,945
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,170,000	1,215,623
6.25%, 03/15/22	1,100,000	1,189,202
5.75%, 05/15/24	130,000	143,337
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,230,000	1,225,956
4.45%, 12/03/21	775,000	798,854
3.70%, 03/28/22	815,000	825,050
Sempra Energy
1.63%, 10/07/19	385,000	382,309
2.40%, 02/01/20	290,000	288,752
(Floating, ICE LIBOR USD 3M + 0.50%), 3.29%, 01/15/21†	630,000	624,928
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	1,250,000	1,246,875
SLM Corporation
5.13%, 04/05/22	404,000	397,940
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	250,000	248,298
2.65%, 10/03/21 144A	495,000	476,079
Southern California Edison Co.
2.90%, 03/01/21	1,000,000	992,998
1.85%, 02/01/22	642,857	620,100
Spectra Energy Partners LP
4.75%, 03/15/24	90,000	95,737

See Notes to Schedule of Investments.

	Par	Value
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	$1,168,750	$1,171,321
4.74%, 03/20/25 144A	445,000	451,119
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	270,000	269,663
5.00%, 12/15/21	275,000	282,906
Sterling Bancorp
3.50%, 06/08/20	480,000	478,841
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	130,000	132,239
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	1,515,000	1,511,746
Synchrony Financial
3.00%, 08/15/19	390,000	390,108
(Floating, ICE LIBOR USD 3M + 1.23%), 3.97%, 02/03/20†	250,000	251,252
Tenet Healthcare Corporation
6.00%, 10/01/20	435,000	452,400
Texas Eastern Transmission LP
2.80%, 10/15/22 144A	340,000	335,222
Time Warner Cable LLC
8.25%, 04/01/19	95,000	95,000
Total System Services, Inc.
3.75%, 06/01/23	240,000	243,769
TRI Pointe Group, Inc.
4.88%, 07/01/21	300,000	301,125
Union Pacific Corporation
2.95%, 03/01/22	165,000	166,386
Unit Corporation
6.63%, 05/15/21	175,000	168,875
United Technologies Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 3.33%, 08/16/21†	370,000	370,247
3.35%, 08/16/21	915,000	927,651
3.65%, 08/16/23	970,000	996,221
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	225,258	229,392
Verizon Communications, Inc.
5.15%, 09/15/23	117,000	128,674
(Floating, ICE LIBOR USD 3M + 1.10%), 3.78%, 05/15/25†	1,900,000	1,901,798
3.88%, 02/08/29	390,000	399,701
Virginia Electric & Power Co.
5.00%, 06/30/19	175,000	175,841
Vistra Energy Corporation
5.88%, 06/01/23	150,000	153,938
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 144A	820,000	830,835
Walgreen Co.
3.10%, 09/15/22	370,000	372,621
WEA Finance LLC REIT
2.70%, 09/17/19 144A	260,000	259,856
WEC Energy Group, Inc.
3.38%, 06/15/21	555,000	561,764
	Par	Value
3.10%, 03/08/22	$ 550,000	$ 554,716
Wells Fargo & Co.
2.50%, 03/04/21	150,000	149,328
(Floating, ICE LIBOR USD 3M + 0.93%), 3.63%, 02/11/22†	500,000	503,805
3.07%, 01/24/23	50,000	50,088
3.75%, 01/24/24	220,000	226,524
Wells Fargo Bank NA
2.60%, 01/15/21	1,500,000	1,496,244
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 07/23/21^	1,320,000	1,329,395
Williams Cos., Inc. (The)
4.00%, 11/15/21	175,000	179,678
3.70%, 01/15/23	480,000	488,922
4.55%, 06/24/24	325,000	343,251
Willis North America, Inc.
3.60%, 05/15/24	230,000	231,597
WR Grace & Co-Conn
5.13%, 10/01/21 144A	135,000	140,090
WRKCo, Inc.
3.75%, 03/15/25	115,000	116,137
Xerox Corporation
3.50%, 08/20/20	270,000	270,000
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20	190,000	189,570
Zions Bancorp NA
3.35%, 03/04/22	590,000	595,333
Zoetis, Inc.
3.45%, 11/13/20	300,000	302,838
Total Corporate Bonds (Cost $205,697,316)		206,310,073
FOREIGN BONDS — 11.3%
Australia — 1.1%
Commonwealth Bank of Australia
2.05%, 09/18/20 144A Δ	250,000	247,457
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 3.65%, 11/28/23 144A †	1,435,000	1,420,907
(Floating, ICE LIBOR USD 3M + 1.35%), 3.96%, 03/27/24 144A †	3,200,000	3,201,632
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,489,344
Suncorp-Metway, Ltd.
2.35%, 04/27/20 144A	420,000	417,355
2.38%, 11/09/20 144A	785,000	779,383
Virgin Australia Pass-Through Trust, Series 2013-1A
5.00%, 10/23/23 144A	159,547	163,193
Westpac Banking Corporation
3.15%, 01/16/24 144A Δ	1,275,000	1,298,317
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	600,000	613,320
3.70%, 09/15/26 144A	400,000	392,916
		10,023,824
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	$ 275,000	$ 280,150
Canada — 0.6%
Bank of Montreal
2.90%, 03/26/22	1,105,000	1,106,554
Bausch Health Cos., Inc.
6.50%, 03/15/22 144A	300,000	310,875
Cenovus Energy, Inc.
5.70%, 10/15/19	461,539	468,205
Enbridge, Inc.
2.90%, 07/15/22	15,000	14,963
Encana Corporation
3.90%, 11/15/21	450,000	458,335
Province of Alberta Canada
1.75%, 08/26/20 144A Δ	1,000,000	989,387
3.35%, 11/01/23	342,000	353,224
Province of Ontario Canada
2.50%, 09/10/21	1,000,000	1,000,779
3.40%, 10/17/23	1,150,000	1,190,768
TransCanada PipeLines, Ltd.
3.75%, 10/16/23	45,000	46,381
		5,939,471
Chile — 0.2%
Banco del Estado de Chile
2.67%, 01/08/21 144A	725,000	716,680
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	631,717
Itau CorpBanca
3.88%, 09/22/19 144A Δ	500,000	502,020
		1,850,417
China — 0.6%
Baidu, Inc.
2.88%, 07/06/22Δ	235,000	232,309
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	610,000	626,714
Sinopec Group Overseas Development 2015, Ltd.
2.50%, 04/28/20	3,500,000	3,484,029
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144A	970,000	971,716
		5,314,768
Finland — 0.1%
Nokia OYJ
5.38%, 05/15/19	79,000	79,454
3.38%, 06/12/22	185,000	183,381
Nordea Bank Abp
(Floating, ICE LIBOR USD 3M + 0.20%), 3.00%, 04/05/19†	500,000	500,013
1.63%, 09/30/19 144A	280,000	278,310
	Par	Value
2.25%, 05/27/21 144A	$ 335,000	$ 330,683
		1,371,841
France — 0.3%
Banque Federative du Credit Mutuel
2.20%, 07/20/20 144A	1,230,000	1,220,448
BNP Paribas SA
(Floating, ICE LIBOR USD 3M + 0.25%), 3.05%, 04/08/19†	1,500,000	1,500,088
		2,720,536
Germany — 0.7%
Deutsche Bank AG
3.15%, 01/22/21	1,405,000	1,384,399
4.25%, 02/04/21	410,000	411,727
Erste Abwicklungsanstalt
(Floating, ICE LIBOR USD 3M + 0.21%), 2.81%, 03/09/20†	4,000,000	4,006,914
IHO Verwaltungs GmbH
Cash coupon 4.13% or PIK 4.88%, 09/15/21 144A	400,000	402,500
		6,205,540
Hong Kong — 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/20 144A	990,000	979,971
Goodman HK Finance
4.38%, 06/19/24	1,200,000	1,233,628
		2,213,599
India — 0.4%
Export-Import Bank of India
2.75%, 04/01/20	1,300,000	1,295,436
ICICI Bank, Ltd.
3.13%, 08/12/20	1,000,000	997,049
State Bank of India
(Floating, ICE LIBOR USD 3M + 0.95%), 3.75%, 04/06/20†	1,000,000	1,001,293
		3,293,778
Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A Δ	1,175,000	1,203,375
Ireland — 0.9%
AerCap Ireland Capital DAC
3.75%, 05/15/19	745,000	745,633
3.95%, 02/01/22	940,000	952,551
3.50%, 05/26/22	460,000	460,316
3.30%, 01/23/23	155,000	152,217
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	3,560,000	3,545,037
2.40%, 09/23/21	1,495,000	1,477,237
2.88%, 09/23/23	200,000	197,497

See Notes to Schedule of Investments.

	Par	Value
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A Δ	$ 390,000	$ 383,091
3.00%, 07/15/22 144A	540,000	533,699
Willis Towers Watson PLC
5.75%, 03/15/21	131,000	137,216
		8,584,494
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro
0.10%, 04/15/19(E)	1,300,000	1,458,415
Japan — 1.8%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 3.44%, 09/14/21†	1,000,000	1,006,216
(Floating, ICE LIBOR USD 3M + 0.56%), 3.30%, 11/02/21†	1,000,000	998,804
2.85%, 03/03/22	2,000,000	1,995,720
Japan Finance Organization for Municipalities
2.00%, 09/08/20 144A	200,000	198,222
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	250,520
3.54%, 07/26/21	65,000	65,978
3.22%, 03/07/22	2,030,000	2,047,046
(Floating, ICE LIBOR USD 3M + 0.79%), 3.56%, 07/25/22†	1,500,000	1,501,145
(Floating, ICE LIBOR USD 3M + 0.74%), 3.36%, 03/02/23†	900,000	900,064
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/21	500,000	490,995
Mitsubishi UFJ Trust & Banking Corporation
2.65%, 10/19/20 144A	700,000	698,235
Mizuho Bank, Ltd.
2.40%, 03/26/20 144A Δ	510,000	508,492
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,100,000	1,081,403
2.85%, 01/11/22	335,000	335,442
(Floating, ICE LIBOR USD 3M + 0.74%), 3.52%, 10/18/22†	2,000,000	2,001,640
Sumitomo Mitsui Trust Bank, Ltd.
1.95%, 09/19/19 144A	490,000	488,070
2.05%, 10/18/19 144A	520,000	517,826
Takeda Pharmaceutical Co., Ltd.
3.80%, 11/26/20 144A	690,000	700,264
4.00%, 11/26/21 144A	1,100,000	1,128,458
5.00%, 11/26/28 144A	360,000	390,600
		17,305,140
Luxembourg — 0.1%
ArcelorMittal
5.25%, 08/05/20Δ	500,000	513,841
Netherlands — 0.9%
BNG Bank NV
2.50%, 02/28/20 144A	2,000,000	1,999,860
1.75%, 10/05/20 144A	1,450,000	1,435,056
	Par	Value
Cooperatieve Rabobank UA
(Floating, ICE LIBOR USD 3M + 0.20%), 3.00%, 04/05/19†	$1,500,000	$1,500,037
3.13%, 04/26/21	1,570,000	1,577,627
Deutsche Telekom International Finance BV
6.00%, 07/08/19	390,000	393,229
Enel Finance International NV
4.25%, 09/14/23 144A	400,000	409,008
Mylan NV
2.50%, 06/07/19	336,000	335,763
NXP BV
4.13%, 06/15/20 144A	275,000	279,155
4.13%, 06/01/21 144A	700,000	715,190
4.63%, 06/15/22 144A	200,000	207,420
		8,852,345
New Zealand — 0.0%
ANZ New Zealand International, Ltd.
2.20%, 07/17/20 144A	340,000	337,708
Norway — 0.1%
DNB Bank ASA
2.13%, 10/02/20 144A	950,000	941,483
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	694,140
Singapore — 0.1%
BOC Aviation, Ltd.
3.00%, 05/23/22Δ	700,000	689,954
South Korea — 0.1%
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144A	520,000	517,286
KT Corporation
2.63%, 04/22/19	800,000	799,757
		1,317,043
Spain — 0.1%
El Corte Ingles SA
3.00%, 03/15/24(E) 144A	400,000	467,240
Sweden — 0.1%
Stadshypotek AB
2.50%, 04/05/22 144A Δ	1,000,000	997,842
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	155,000	157,506
		1,155,348
Switzerland — 0.6%
Credit Suisse Group AG
3.57%, 01/09/23 144A	750,000	752,901
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/20	900,000	899,046
3.80%, 09/15/22	450,000	458,673
UBS AG
2.20%, 06/08/20 144A	1,490,000	1,481,534
2.45%, 12/01/20 144A	755,000	750,990
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UBS Group Funding Switzerland AG
(Floating, ICE LIBOR USD 3M + 1.78%), 4.58%, 04/14/21 144A †	$ 900,000	$ 922,505
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	365,000	359,763
		5,625,412
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	649,662
United Kingdom — 1.8%
Aon PLC
2.80%, 03/15/21	225,000	224,611
Barclays PLC
2.75%, 11/08/19	700,000	699,573
3.25%, 01/12/21	725,000	725,985
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	600,000	612,638
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 0.60%), 3.28%, 05/18/21†	900,000	899,839
(Floating, ICE LIBOR USD 3M + 0.65%), 3.25%, 09/11/21†	2,000,000	1,999,141
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	270,000	270,777
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 144A Δ	300,000	298,875
Lloyds Banking Group PLC
(Floating, ICE LIBOR USD 3M + 0.80%), 3.41%, 06/21/21†	2,000,000	2,000,821
NatWest Markets PLC
3.63%, 09/29/22 144A	635,000	635,234
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 4.15%, 05/15/23†	1,810,000	1,803,814
3.88%, 09/12/23	240,000	241,136
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,500,000	3,474,030
3.57%, 01/10/23	350,000	349,494
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	210,806
Santander UK PLC
3.75%, 11/15/21	525,000	534,521
Sky, Ltd.
2.63%, 09/16/19 144A	221,000	220,640
Standard Chartered PLC
2.10%, 08/19/19 144A Δ	580,000	578,174
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.77%, 01/16/24†	1,500,000	1,490,732
		17,270,841
Total Foreign Bonds (Cost $106,203,812)		106,280,365
	Par	Value
MORTGAGE-BACKED SECURITIES — 19.5%
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 3.32%, 11/25/46†	$ 673,457	$ 343,999
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
(Floating, ICE LIBOR USD 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.24%, 10/25/34†	32,010	32,032
Americold LLC, Series 2010-ARTA, Class A1
3.85%, 01/14/29 144A	374,387	377,022
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,330,327
Apollo Trust, Series 2009-1, Class A3
(Floating, Australian BBSW 1M + 1.30%), 3.13%, 10/03/40(A) †	33,133	23,544
Aventura Mall Trust, Series 2013-AVM, Class A
3.74%, 12/05/32 144A † γ	1,770,000	1,790,944
Aventura Mall Trust, Series 2013-AVM, Class B
3.74%, 12/05/32 144A † γ	1,410,000	1,426,685
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.66%, 01/20/47† γ	227,720	219,075
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
4.99%, 01/25/34† γ	82,939	82,557
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	27,754	28,958
Banc of America Mortgage Trust, Series 2004-I, Class 3A2
4.84%, 10/25/34† γ	127,560	129,798
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor, 11.50% Cap), 3.15%, 09/25/34†	537,229	529,315
Bear Stearns ALT-A Trust, Series 2004-13, Class A1
(Floating, ICE LIBOR USD 1M + 0.74%, 0.37% Floor, 11.50% Cap), 3.23%, 11/25/34†	16,815	16,791
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
4.74%, 01/25/34† γ	129,047	131,181
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.38%, 07/25/34† γ	123,557	123,235
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.46%, 01/12/45† γ	153,310	152,866

See Notes to Schedule of Investments.

	Par	Value
BX Trust, Series 2017-APPL, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 3.36%, 07/15/34 144A †	$2,037,697	$2,036,002
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A
3.53%, 10/15/34 144A	585,000	597,348
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,529,421
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B
3.21%, 04/10/28 144A	850,000	852,270
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.50% Cap), 3.03%, 02/25/35†	70,518	67,540
Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 3.76%, 07/15/27 144A †	1,035,000	1,035,335
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	1,010,000	1,007,868
CLNS Trust, Series 2017-IKPR, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.29%, 06/11/32 144A †	420,000	419,260
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	521,880	518,163
COMM Mortgage Trust, Series 2013-300P, Class A1
4.35%, 08/10/30 144A	515,000	543,950
COMM Mortgage Trust, Series 2013-CR12, Class A2
2.90%, 10/10/46	237,793	237,568
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	771,628
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	346,267	339,506
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	1,525,000	1,556,092
COMM Mortgage Trust, Series 2014-TWC, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 3.35%, 02/13/32 144A †	1,728,000	1,729,286
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	1,055,000	1,070,360
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	390,000	398,305
	Par	Value
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	$ 480,000	$ 490,096
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,160,000	1,186,982
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	372,218	367,374
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%, 02/10/34 144A	1,439,120	1,450,606
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.79%, 01/15/49† IO γ	982,006	84,954
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A1
2.99%, 03/15/52	1,001,000	1,007,702
CSMC Trust, Series 2017-1, Class A
4.50%, 03/25/21	322,968	324,897
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.60% on 05/25/19), 5.87%, 10/25/36 STEP	200,398	187,885
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.60% on 05/25/19), 5.89%, 10/25/36 STEP	201,540	188,954
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 3.31%, 06/15/35 144A †	430,000	428,363
Fannie Mae Connecticut Avenue Securities, Series 2016-C05
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.84%, 01/25/29†	61,425	61,484
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 1.15%), 3.64%, 09/25/29†	424,066	425,397
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 0.85%), 3.34%, 11/25/29†	576,913	577,737
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor), 3.21%, 01/25/31†	946,061	946,165
Federal Home Loan Mortgage Corporation
5.00%, 12/01/19	9,893	10,031
5.50%, 05/01/22	55,318	56,020
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 13.12% Cap), 4.43%, 07/01/27†	$ 3,950	$ 4,118
2.50%, 11/01/27	1,337,567	1,337,711
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 11.03% Cap), 4.72%, 11/01/31†	27,305	28,735
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.95% Cap), 4.17%, 04/01/32†	5,369	5,622
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 9.71% Cap), 4.07%, 06/01/33†	406,988	426,247
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 9.48% Cap), 4.74%, 10/01/34†	74,682	78,703
(Floating, ICE LIBOR USD 1Y + 1.75%, 10.76% Cap), 4.41%, 08/01/35†	237,007	248,180
(Floating, ICE LIBOR USD 1Y + 1.35%, 10.34% Cap), 4.09%, 09/01/35†	128,280	132,475
(Floating, ICE LIBOR USD 1Y + 1.63%, 10.86% Cap), 4.41%, 10/01/35†	151,641	158,284
(Floating, ICE LIBOR USD 1Y + 1.52%, 11.79% Cap), 4.48%, 04/01/36†	175,768	182,445
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 2.98%, 10/15/36†	1,591,345	1,599,786
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	126,033	132,976
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	326,947	346,148
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	375,710	394,579
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	615,356	619,583
Federal Home Loan Mortgage Corporation REMIC, Series 4493
3.00%, 02/15/44	464,899	469,136
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	545,760	561,079
Federal National Mortgage Association
5.00%, 07/01/19	1,017	1,040
5.00%, 05/01/21	6,770	6,925
5.00%, 11/01/21	5,308	5,430
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.99%, 10.58% Cap), 4.16%, 12/01/24 CONV †	9,139	9,291
2.50%, 12/01/27	808,432	808,238
	Par	Value
3.00%, 09/01/30	$ 371,064	$ 375,336
3.00%, 02/01/31	1,965,673	1,985,333
3.00%, 04/01/31	33,212	33,585
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 11.69% Cap), 4.54%, 09/01/31†	39,100	40,528
2.50%, 10/01/31	807,284	803,607
2.50%, 11/01/31	1,584,648	1,577,673
2.50%, 01/01/32	14,982	14,909
3.00%, 03/01/32	1,199,554	1,213,401
(Floating, ICE LIBOR USD 1M + 1.31%, 11.27% Cap), 3.81%, 08/01/32†	322,514	328,492
3.00%, 11/01/32	113,504	114,596
3.00%, 12/01/32	1,693,463	1,711,378
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 9.73% Cap), 4.86%, 12/01/32†	283,583	299,625
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 9.42% Cap), 4.45%, 06/01/33†	14,028	14,669
4.00%, 03/01/34	106,000	110,023
2.50%, 04/19/34 TBA	4,350,000	4,324,387
4.00%, 04/19/34 TBA	545,000	561,388
4.50%, 04/19/34 TBA	510,000	518,483
(Floating, ICE LIBOR USD 1Y + 1.66%, 10.09% Cap), 4.72%, 02/01/35†	148,248	155,310
(Floating, ICE LIBOR USD 1Y + 1.68%, 10.52% Cap), 4.43%, 09/01/35†	50,129	51,926
(Floating, ICE LIBOR USD 1Y + 1.74%, 11.11% Cap), 4.74%, 12/01/35†	4,947	5,020
(Floating, ICE LIBOR USD 1Y + 1.73%, 9.50% Cap), 4.47%, 05/01/38†	1,253,359	1,310,946
(Floating, ICE LIBOR USD 1Y + 1.62%, 0.01% Floor, 9.38% Cap), 4.36%, 08/01/38†	117,336	122,422
(Floating, ICE LIBOR USD 1Y + 1.49%, 10.08% Cap), 4.27%, 10/01/38†	261,905	272,114
3.53%, 08/01/42†	266,330	268,165
(Floating, ICE LIBOR USD 1Y + 1.73%, 8.39% Cap), 3.30%, 09/01/42†	615,824	626,495
(Floating, ICE LIBOR USD 1Y + 1.70%, 7.71% Cap), 2.71%, 07/01/43†	1,032,843	1,041,257
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 8.48% Cap), 3.53%, 07/01/44†	135,164	136,153
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.61% Cap), 3.53%, 10/01/44†	115,783	116,595
(Floating, ICE LIBOR USD 1Y + 1.59%, 7.67% Cap), 2.67%, 06/01/45†	1,198,111	1,204,573
3.50%, 05/19/49 TBA	11,600,000	11,747,262
4.00%, 05/19/49 TBA	18,200,000	18,711,766
3.50%, 06/19/49 TBA	5,000,000	5,059,958

See Notes to Schedule of Investments.

	Par	Value
Federal National Mortgage Association ACES, Series 2015-M4
0.37%, 07/25/22† IO γ	$19,120,411	$ 180,745
Federal National Mortgage Association ACES, Series 2016-M6
1.79%, 06/25/19	8,227	8,209
Federal National Mortgage Association REMIC, Series 2004-80
4.00%, 11/25/19	1,249	1,246
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 2.92%, 10/25/36†	215,838	216,468
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 3.04%, 10/25/37†	367,976	370,957
Federal National Mortgage Association REMIC, Series 2010-72
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 6.50% Cap), 3.21%, 07/25/40†	954,587	966,928
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	202,587	212,565
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.94%, 07/25/42†	289,306	289,798
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 2.82%, 06/25/55†	365,655	363,720
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 3.01%, 03/25/46†	1,820,287	1,822,937
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.96%, 07/25/46†	2,231,497	2,230,593
FHLMC Multifamily Structured Pass Through Certificates, Series KIR2
2.75%, 03/25/27	429,358	430,653
FHLMC Multifamily Structured Pass Through Certificates, Series KJ18
3.07%, 08/25/22	390,000	395,851
	Par	Value
FHLMC Multifamily Structured Pass Through Certificates, Series KW01
0.98%, 01/25/26† IO γ	$2,614,911	$ 139,883
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HQA3
(Floating, ICE LIBOR USD 1M + 0.55%), 3.04%, 04/25/30†	569,010	568,296
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 3.49%, 05/25/43†	483,318	494,212
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.80%, 07/25/44†	570,216	573,430
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.33%, 06/25/34† γ	166,108	165,508
Flagstar Mortgage Trust, Series 2018-4, Class A4
4.00%, 07/25/48 144A	1,834,297	1,860,229
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.88%, 08/19/34†	375,620	374,383
Gosforth Funding, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 3.10%, 08/25/60 144A †	712,124	712,119
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 3.63%, 06/20/21†	589	593
3.38%, 03/20/22†	42,254	42,669
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.38%, 01/20/23†	8,064	8,069
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 3.63%, 05/20/24†	19,425	19,835
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.75%, 07/20/25†	27,370	28,160
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 3.75%, 08/20/25†	7,986	8,219
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 4.13%, 11/20/25†	27,724	28,481
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.13%, 12/20/26†	$ 41,646	$ 42,892
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 3.75%, 07/20/27†	934	965
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 4.13%, 10/20/27†	14,727	15,192
8.50%, 10/15/29	20,143	20,471
8.50%, 04/15/30	3,195	3,223
8.50%, 05/15/30	54,851	56,476
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.63%, 05/20/30†	22,987	23,782
8.50%, 07/15/30	40,235	41,940
8.50%, 08/15/30	4,693	4,748
8.50%, 11/15/30	6,471	6,691
8.50%, 12/15/30	22,122	24,509
8.50%, 02/15/31	14,680	15,125
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.79%, 05/20/37†	113,035	112,882
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 3.11%, 02/20/61†	1,003,312	1,005,742
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	1,475,703	1,508,029
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 3.04%, 05/20/63†	1,625,839	1,632,759
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 3.28%, 02/20/66†	557,005	558,378
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 3.28%, 10/20/66†	2,242,392	2,256,814
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.25%, 04/20/67†	2,893,084	2,944,019
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.25%, 04/20/67†	3,299,378	3,356,699
	Par	Value
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 3.39%, 11/21/35 144A †	$ 915,071	$ 914,651
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,850,000	1,870,405
Great Wolf Trust, Series 2017-WOLF, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 1.00% Floor), 3.48%, 09/15/34 144A †	390,000	389,345
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 3.03%, 11/25/45†	132,455	115,709
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.67%, 01/25/37†	384,958	363,677
GS Mortgage Securities Corporation Trust, Series 2017-500K, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.18%, 07/15/32 144A †	1,500,000	1,498,388
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A	410,000	428,952
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	2,308,843	2,350,348
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	390,233
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.72%, 09/25/34† γ	183,530	188,879
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.52%, 09/25/35† γ	96,290	98,477
Holmes Master Issuer PLC, Series 2018-2A, Class A2
(Floating, ICE LIBOR USD 3M + 0.42%), 3.21%, 10/15/54 144A †	3,200,000	3,217,552
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor, 11.95% Cap), 3.29%, 03/25/33†	48,652	48,518
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.68%, 09/25/46†	479,823	432,060

See Notes to Schedule of Investments.

	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 2.76%, 06/25/37†	$ 226,581	$ 214,263
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,310,000	1,329,153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	800,000	811,696
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	1,061,117	1,057,843
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	200,002
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.57%, 02/25/35† γ	35,716	35,666
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.80%, 06/25/46 144A † γ	853,604	851,631
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	988,750	990,565
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	855,979	857,550
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	2,339,790	2,288,168
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	2,116,829	2,114,235
JP Morgan Mortgage Trust, Series 2017-6, Class A6
3.00%, 12/25/48 144A	369,940	365,294
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	365,000	374,379
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,524,941
Lanark Master Issuer PLC, Series 2018-2A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 3.08%, 12/22/69 144A †	1,205,600	1,204,111
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.77%), 3.47%, 12/22/69 144A †	1,940,000	1,946,931
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
6.11%, 07/15/40	23,533	23,563
	Par	Value
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1
2.42%, 03/10/50 144A	$ 977,695	$ 971,789
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 2.66%, 12/25/36†	467,149	444,826
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.56%, 12/25/33† γ	176,659	177,523
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2006-1, Class 2A1
4.32%, 02/25/36† γ	216,079	217,368
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	1,288,787	1,318,433
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	545,000	566,627
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	245,519	244,794
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	520,000	532,026
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	2,000,000	2,015,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB
3.38%, 10/15/48	825,000	839,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.75%, 12/15/49† IO γ	1,960,378	87,066
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	825,746
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 2.93%, 06/20/44(A) †	125,704	89,438
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, ICE LIBOR USD 1M + 0.53%, 0.53% Floor, 8.00% Cap), 3.01%, 03/09/21†	619,564	620,772
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,784,791	1,830,394
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	1,792,376	1,838,210
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 3.17%, 07/15/58 144A †	$ 830,000	$ 828,630
RAIT Trust, Series 2017-FL7, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.43%, 06/15/37 144A †	145,575	144,926
Resource Capital Corporation, Ltd., Series 2017-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.28%, 07/15/34 144A †	35,492	35,388
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	6,285	6,445
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	605,582	614,218
Sequoia Mortgage Trust 2017-CH1 A2
3.50%, 08/25/47 144A	670,888	671,511
Sequoia Mortgage Trust, Series 2017-CH1, Class A11
3.50%, 08/25/47 144A	1,097,153	1,100,863
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	917,205	927,980
STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 3.29%, 12/25/30 144A †	1,620,000	1,620,224
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 4.14%, 04/25/43 144A †	1,015,935	1,022,874
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 3.74%, 02/25/47 144A †	2,200,000	2,210,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 3A1
4.58%, 08/25/34† γ	239,704	237,277
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
0.49%, 09/25/34	66,700	62,626
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.73%, 07/19/35†	52,889	51,900
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 10.50% Cap), 2.77%, 02/25/36†	367,356	348,333
	Par	Value
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.81% on 05/25/19), 6.01%, 07/25/37 STEP	$ 259,183	$ 178,882
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 2.81%, 04/12/44(A) †	627,371	444,585
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.87%, 10/20/51(U) 144A †	2,000,000	2,605,552
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.83%, 06/15/29 144A †	210,000	210,170
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.80%, 06/25/42†	7,900	7,700
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR8, Class A
4.25%, 08/25/33† γ	181,371	185,207
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor, 10.50% Cap), 2.80%, 01/25/45†	340,027	341,386
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 3.14%, 01/25/47†	328,567	312,730
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 3.38%, 06/25/46†	670,476	655,247
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.90%, 02/25/37† γ	251,942	232,670
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A1
3.38%, 05/25/37† γ	300,481	249,890
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A1
3.57%, 07/25/37† γ	784,117	704,849
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 3.24%, 05/25/47†	83,094	19,254

See Notes to Schedule of Investments.

	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%, 11/15/43 144A	$ 233,158	$ 233,570
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	940,000	956,790
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 4.03%, 01/15/59 144A †	2,000,000	2,056,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1
4.56%, 12/25/34† γ	123,045	126,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1
4.68%, 08/25/33† γ	18,429	18,819
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class AFL
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 3.93%, 06/15/44 144A †	3,000,000	3,035,519
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.48%, 08/15/45 144A †	622,871	630,757
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	775,000	783,299
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	688,161	698,703
Total Mortgage-Backed Securities (Cost $184,295,284)		183,492,612
MUNICIPAL BONDS — 1.4%
New York City Transitional Finance Authority Future Tax Secured, Revenue Bond
1.90%, 02/01/20	4,560,000	4,537,155
North Texas Higher Education Authority, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor, 15.00% Cap), 3.69%, 04/01/40†	1,652,090	1,680,812
South Carolina Public Service Authority
2.39%, 12/01/23	715,000	692,631
3.72%, 12/01/23	400,000	408,210
State of California, General Obligation, Series B
(Floating, ICE LIBOR USD 1M + 0.76%), 2.51%, 12/01/31†	3,000,000	3,019,560
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.78%), 3.27%, 04/01/47†	1,500,000	1,506,360
	Par	Value
State of Texas, General Obligation, Series C-2
(Floating, ICE LIBOR USD 1M + 0.40%), 2.90%, 06/01/19†	$780,000	$ 780,140
Total Municipal Bonds (Cost $12,546,749)		12,624,868

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $1,430.00, Expires 05/24/19 (Citi)	258	$ 32,048,437	258
Long U.S. Treasury Bond Futures expiration date 6/2019, Strike Price $2,100.00, Expires 05/24/19 (Citi)	38	6,384,000	38
			296
Put Option — 0.0%
2-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,050.00, Expires 05/24/19 (Citi)	621	132,331,219	621
Total Purchased Options (Premiums paid $7,565)			917

	Par
U.S. TREASURY OBLIGATIONS — 52.9%
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 2.51%, 01/31/21† Δ	$ 10,500,000	10,491,579
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22Δ	8,694,168	8,605,828
0.63%, 04/15/23	8,159,416	8,236,085
0.75%, 07/15/28‡‡	7,520,775	7,689,138
0.88%, 01/15/29	3,090,297	3,189,841
		27,720,892
U.S. Treasury Notes
1.50%, 10/31/19‡‡	114,600,000	113,973,253
1.25%, 02/29/20Δ	33,220,000	32,874,180
1.38%, 02/29/20Δ	15,000,000	14,858,498
2.25%, 02/29/20Δ	114,900,000	114,749,653
1.38%, 03/31/20	7,000,000	6,929,318
2.50%, 01/31/21‡‡	92,500,000	92,828,837
2.50%, 02/28/21Δ	35,000,000	35,139,457
2.50%, 01/15/22Δ	12,570,000	12,656,664
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.50%, 02/15/22	$31,500,000	$ 31,734,407
2.38%, 03/15/22	3,100,000	3,113,804
		458,858,071
Total U.S. Treasury Obligations (Cost $495,545,390)		497,070,542

	Shares
MONEY MARKET FUNDS — 2.9%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø ∞	23,898,613	23,898,613
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø §	3,378,785	3,378,785
Northern Institutional U.S. Government Portfolio (Shares), 2.26%Ø	290,477	290,477
Total Money Market Funds (Cost $27,567,875)		27,567,875
TOTAL INVESTMENTS — 126.0% (Cost $1,182,649,612)		1,184,460,549

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
Sell Protection on Markit CDX.NA.IG.31 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2023 USD, Strike Price $1.10, Expires 04/17/19 (GSC)	1	$(14,300,000)	(30)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.31 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2023 USD, Strike Price $2.40, Expires 09/18/19 (GSC)	1	$(2,000,000)	$ (36)
			(66)
Put Option — (0.0)%
FNMA TBA 3.00% expiration date 6/2049, Strike Price $100.06, Expires 06/06/19 (JPM)	(6,000,000)	(5,963,247)	(57,628)
Total Written Options (Premiums received $ (31,532))			(57,694)

	Par
SECURITY SOLD SHORT — (0.1)%
U.S. Treasury Notes 2.88%, 08/15/28 (Proceeds $(726,657))	$(700,000)	(727,412)
Liabilities in Excess of Other Assets — (25.9)%		(243,351,547)
NET ASSETS — 100.0%		$ 940,323,896

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2019	(31)	$ (5,784,349)	$(89,821)
90-Day Eurodollar	06/2019	680	165,673,500	101,023
10-Year U.S. Treasury Note	06/2019	(374)	(46,731,813)	(545,880)
90-Day Sterling	06/2019	500	80,719,348	20,288
Ultra Long U.S. Treasury Bond	06/2019	(39)	(6,552,000)	(238,006)
Long GILT	06/2019	(87)	(14,659,324)	(234,938)
2-Year U.S. Treasury Note	06/2019	1,345	286,611,094	957,109
5-Year U.S. Treasury Note	06/2019	(207)	(23,976,422)	(158,781)
U.S. Treasury Long Bond	06/2019	3	448,969	13,498
90-Day Eurodollar	09/2019	38	9,266,300	10,975
90-Day Bank Acceptance	12/2019	54	9,905,657	89,641
90-Day Bank Acceptance	03/2020	36	6,607,812	62,062
90-Day Bank Acceptance	06/2020	154	28,275,396	261,147
90-Day Eurodollar	06/2020	(32)	(7,822,000)	(33,310)
90-Day Bank Acceptance	09/2020	112	20,566,020	102,152
90-Day Eurodollar	09/2020	(85)	(20,791,000)	(94,064)
3-Month Euro Euribor	12/2020	342	96,111,039	150,460

See Notes to Schedule of Investments.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
90-Day Bank Acceptance	12/2020	170	$ 31,219,460	$(23,506)
90-Day Eurodollar	12/2020	(765)	(187,147,688)	(595,879)
90-Day Sterling	06/2022	(500)	(80,503,630)	(286,987)
Total Futures Contracts outstanding at March 31, 2019			$ 341,436,369	$(532,817)
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/19	U.S. Dollars	14,824,283	Euro	12,987,000	JPM	$256,115
04/15/19	U.S. Dollars	1,534,862	Euro	1,300,000	RBS	74,734
05/03/19	U.S. Dollars	14,595,581	Euro	12,965,000	JPM	11,252
04/08/19	U.S. Dollars	473,395	Euro	418,000	BNP	4,186
04/26/19	Japanese Yen	396,500,000	U.S. Dollars	3,583,148	GSC	2,814
04/02/19	U.S. Dollars	206,441	British Pounds	157,000	BAR	1,956
04/02/19	U.S. Dollars	197,943	Euro	175,000	BAR	1,637
04/04/19	U.S. Dollars	206,433	Australian Dollars	289,000	BOA	1,213
04/02/19	U.S. Dollars	234,218	British Pounds	179,000	UBS	1,079
06/19/19	U.S. Dollars	750,000	Canadian Dollars	999,405	TDB	624
08/14/19	U.S. Dollars	1,533	Mexican Pesos	30,189	JPM	11
Subtotal Appreciation						$355,621

08/14/19	Mexican Pesos	30,189	U.S. Dollars	1,540	BNP	$ (17)
05/06/19	U.S. Dollars	195,070	Australian Dollars	275,000	HSBC	(332)
04/02/19	Euro	197,000	U.S. Dollars	222,982	UBS	(1,997)
04/02/19	Japanese Yen	277,900,000	U.S. Dollars	2,513,832	BAR	(6,388)
04/26/19	Japanese Yen	277,900,000	U.S. Dollars	2,524,115	BAR	(10,777)
Subtotal Depreciation						$ (19,511)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$336,110

See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap agreements outstanding at March 31, 2019:
Reference Obligation	Fixed Deal (Pay)/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes — Buy Protection
Markit CDX.NA.IG.31 Index	(1.00)%	12/20/2023	USD	6,000,000	$(118,352)	$(72,394)	$(45,958)
					$(118,352)	$(72,394)	$(45,958)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day US Federal Fund Effective Rate (Annually)	2.50% (Annually)	3/1/2020	USD	122,900,000	$ 228,498	$ 13,243	$ 215,255
1-Day US Federal Fund Effective Rate (Annually)	2.34% (Annually)	3/18/2020	USD	86,100,000	41,504	(978)	42,482
1-Day US Federal Fund Effective Rate (Annually)	2.30% (Annually)	3/1/2022	USD	7,600,000	51,865	—	51,865
Subtotal Appreciation					$ 321,867	$ 12,265	$ 309,602
1-Month LIBOR + 0.14% (Quarterly)	3-Month LIBOR (Quarterly)	5/10/2021	USD	50,720,000	$ (28,125)	$ —	$ (28,125)
1-Month LIBOR + 0.14% (Quarterly)	3-Month LIBOR (Quarterly)	5/11/2021	USD	25,400,000	(12,189)	—	(12,189)
1-Month LIBOR + 0.14% (Quarterly)	3-Month LIBOR (Quarterly)	5/14/2021	USD	31,480,000	(16,519)	—	(16,519)
2.30% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	3/1/2022	USD	107,500,000	(733,623)	324,901	(1,058,524)
3.00% (Semi-annual)	3-Month LIBOR (Quarterly)	12/19/2028	USD	1,800,000	(103,652)	28,816	(132,468)
3.03% (Semi-annual)	3-Month LIBOR (Quarterly)	2/13/2029	USD	3,900,000	(207,711)	—	(207,711)
Subtotal Depreciation					$(1,101,819)	$353,717	$(1,455,536)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2019					$ (779,952)	$365,982	$(1,145,934)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$ 3,009,284	$ —	$ 3,009,284	$ —
Asset-Backed Securities	146,603,977	—	146,603,977	—
Commercial Paper	1,500,036	—	1,500,036	—
Corporate Bonds	206,310,073	—	206,310,073	—
Foreign Bonds	106,280,365	—	106,280,365	—
Money Market Funds	27,567,875	27,567,875	—	—
Mortgage-Backed Securities	183,492,612	—	183,492,612	—
Municipal Bonds	12,624,868	—	12,624,868	—
Purchased Options:
Call Options	296	296	—	—
Put Option	621	621	—	—
Total Purchased Options	917	917	—	—
U.S. Treasury Obligations	497,070,542	—	497,070,542	—
Total Assets - Investments in Securities	$1,184,460,549	$27,568,792	$1,156,891,757	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 355,621	$ —	$ 355,621	$ —
Futures Contracts	1,768,355	1,768,355	—	—
Swap Agreements	309,602	—	309,602	—
Total Assets - Other Financial Instruments	$ 2,433,578	$ 1,768,355	$ 665,223	$ —
Liabilities:
Investments in Securities:
Security Sold Short	$ (727,412)	$ —	$ (727,412)	$ —
Written Options:
Call Swaptions	(66)	—	(66)	—
Put Option	(57,628)	—	(57,628)	—
Total Written Options	(57,694)	—	(57,694)	—
Total Liabilities - Investments in Securities	$ (785,106)	$ —	$ (785,106)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ (19,511)	$ —	$ (19,511)	$ —
Futures Contracts	(2,301,172)	(2,301,172)	—	—
Swap Agreements	(1,501,494)	—	(1,501,494)	—
Total Liabilities - Other Financial Instruments	$ (3,822,177)	$ (2,301,172)	$ (1,521,005)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 2.1%
Federal Home Loan Bank
2.13%, 02/11/20	$ 270,000	$ 269,268
3.38%, 12/08/23	200,000	209,233
Federal Home Loan Bank Discount Notes
2.39%, 04/12/19Ω	690,000	689,493
2.47%, 04/15/19Ω	600,000	599,438
2.44%, 04/22/19Ω	2,850,000	2,845,993
2.39%, 05/02/19Ω	1,400,000	1,397,082
2.41%, 05/03/19Ω	2,490,000	2,484,666
2.41%, 05/15/19Ω	2,100,000	2,093,789
2.41%, 05/24/19Ω	3,300,000	3,288,292
2.43%, 05/31/19Ω	4,980,000	4,959,998
2.52%, 06/21/19Ω	5,720,000	5,688,983
Federal National Mortgage Association
2.51%, 10/09/19Ω	3,350,000	3,307,282
2.63%, 09/06/24Δ	200,000	203,071
1.88%, 09/24/26	2,200,000	2,106,488
6.25%, 05/15/29	500,000	658,252
6.63%, 11/15/30	1,170,000	1,613,276
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	300,201
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,027,253
Total Agency Obligations (Cost $33,614,668)		33,742,058
ASSET-BACKED SECURITIES — 8.2%
Academic Loan Funding Trust, Series 2012-1A, Class A2
(Floating, ICE LIBOR USD 1M + 1.10%), 3.59%, 12/27/44 144A †	1,072,557	1,078,853
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.19%, 07/25/56 144A †	262,027	255,149
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.94%, 01/25/36†	2,900,000	2,873,465
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 3.76%, 04/30/31 144A †	1,210,000	1,172,133
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 5.91%, 04/20/31 144A †	750,000	712,592
	Par	Value
Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR1, Class A1
(Step to 6.72% on 03/28/21), 3.72%, 02/28/33 144A STEP	$1,047,561	$1,047,419
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	1,127,047	850,243
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,119,158	1,597,533
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 4.04%, 07/15/29 144A †	1,400,000	1,402,979
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 4.13%, 04/13/27 144A †	500,000	500,457
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 4.61%, 04/20/27 144A †	800,000	778,242
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.53%, 09/15/35 144A †	2,600,000	2,594,150
Capital Auto Receivables Asset Trust, Series 2017-1, Class A3
2.02%, 08/20/21 144A	4,790,000	4,770,785
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.45%), 2.93%, 02/15/22†	800,000	800,119
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 03/15/22	2,729,444	2,713,856
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.65% Floor), 3.46%, 05/25/35†	2,700,000	2,702,506
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 3.61%, 01/27/28 144A †	1,600,000	1,587,076
Chapel BV, Series 2007, Class A2
(Floating, 0.36% - Euribor 3M), 0.05%, 07/17/66(E) †	256,914	287,029
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	850,000	911,951

See Notes to Schedule of Investments.

	Par	Value
Community Funding CLO, Series 2015-1A, Class A
(Step to 3.72% on 04/28/19), 5.75%, 11/01/27 144A Ψ ††† STEP	$ 846,785	$ 846,556
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.79%, 07/25/36†	560,398	560,403
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.50% Floor), 3.24%, 03/25/34†	417,867	420,376
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 2.72%, 12/15/35†	62,111	54,421
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 2.62%, 07/15/36†	181,366	174,664
Drive Auto Receivables Trust, Series 2019-2, Class A2A
2.93%, 03/15/22	5,700,000	5,703,457
Drive Auto Receivables Trust, Series 2019-2, Class A2B
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 2.78%, 03/15/22†	5,700,000	5,700,881
ECMC Group Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.84%, 07/26/66 144A †	668,440	675,591
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 3.69%, 12/27/66 144A †	1,635,069	1,638,794
ECMC Group Student Loan Trust, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.75%), 3.24%, 02/27/68 144A †	3,139,798	3,112,386
Edsouth Indenture No. 7 LLC, Series 2014-3, Class A
(Floating, ICE LIBOR USD 1M + 0.60%), 3.09%, 02/25/36 144A †	721,189	717,183
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.84%, 03/25/36 144A †	1,200,000	1,222,594
	Par	Value
EFS Volunteer No. 3 LLC, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.49%, 04/25/33 144A †	$2,070,130	$2,079,302
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 2.90%, 02/27/35 144A †	838,126	803,279
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	700,000	731,038
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 1A1
7.00%, 09/25/37	9,246	9,314
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37	64,770	65,350
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 09/15/21 144A	900,000	896,282
Golden Credit Card Trust, Series 2017-2A, Class A
1.98%, 04/15/22 144A	500,000	496,210
GSAMP Trust, Series 2007-HS1, Class A1
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 3.34%, 02/25/47†	179,540	180,126
Halcyon Loan Advisors Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 3.85%, 07/25/27 144A †	950,000	949,663
Hertz Vehicle Financing II LP, Series 2018-1A, Class A
3.29%, 02/25/24 144A	1,550,000	1,544,625
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.70%, 05/25/34 144A †	954,580	961,915
Jackson Mill CLO, Ltd., Series 2015-1A, Class DR
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 5.59%, 04/15/27 144A †	750,000	735,847
KKR CLO, Series 21, Class A
(Floating, ICE LIBOR USD 3M + 1.00%), 3.79%, 04/15/31 144A †	550,000	541,285
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.58%, 06/15/36 144A †	1,450,000	1,455,301
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LCM XXIII, Ltd., Series 23A, Class A1
(Floating, ICE LIBOR USD 3M + 1.40%), 4.16%, 10/20/29 144A †	$1,000,000	$1,001,550
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 4.05%, 08/20/24 144A †	1,033,921	1,032,920
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 3.54%, 04/15/29 144A †	2,750,000	2,706,045
Marlette Funding Trust, Series 2018-2A, Class A
3.06%, 07/17/28 144A	1,462,285	1,461,913
Midocean Credit Clo VII, Series 2017-7A, Class B
(Floating, ICE LIBOR USD 3M + 1.90%), 4.69%, 07/15/29 144A †	1,500,000	1,499,371
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 3.17%, 10/25/35†	506,059	506,417
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.53%, 07/20/43†	700,000	703,420
Navient Student Loan Trust, Series 2016-5A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 3.74%, 06/25/65 144A †	1,625,917	1,649,745
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 3.79%, 03/25/66 144A †	6,000,000	6,181,407
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 3.64%, 03/25/66 144A †	799,779	807,878
Navient Student Loan Trust, Series 2017-1A, Class A3
(Floating, ICE LIBOR USD 1M + 1.15%), 3.64%, 07/26/66 144A †	520,000	528,269
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.54%, 12/27/66 144A †	1,564,523	1,572,404
Nelnet Student Loan Trust, Series 2006-1, Class A6
(Floating, ICE LIBOR USD 3M + 0.45%, 0.45% Floor), 3.10%, 08/23/36 144A †	1,200,000	1,176,500
	Par	Value
Nelnet Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.87%, 01/25/30†	$ 266,085	$ 265,979
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 3.76%, 04/15/31 144A †	700,000	689,281
OHA Loan Funding, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.41%), 4.09%, 08/15/29 144A †	1,000,000	1,002,009
Orec, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 3.66%, 06/15/36 144A †	750,000	751,359
OZLM VII, Ltd., Series 2014-7RA, Class A2R
(Floating, ICE LIBOR USD 3M + 1.60%, 1.60% Floor), 4.37%, 07/17/29 144A †	1,250,000	1,233,952
OZLM XV, Ltd., Series 2016-15A, Class B
(Floating, ICE LIBOR USD 3M + 2.70%), 5.46%, 01/20/29 144A †	1,000,000	1,002,608
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 18.00% Cap), 3.72%, 10/01/35†	255,295	256,705
Park Place Securities, Inc. Pass-Through Trust Certificates, Series 2005-WCH1, Class M3
(Floating, ICE LIBOR USD 1M + 0.84%, 0.56% Floor), 3.33%, 01/25/36†	39,818	39,935
Penarth Master Issuer PLC, Series 2018-2A, Class A1
(Floating, ICE LIBOR USD 1M + 0.45%), 2.93%, 09/18/22 144A †	1,600,000	1,597,555
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 3.04%, 05/25/57 144A †	711,562	704,854
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.64%, 09/25/65 144A †	633,135	643,902
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 3.44%, 11/25/65 144A †	1,346,968	1,353,121

See Notes to Schedule of Investments.

	Par	Value
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor, 14.00% Cap), 3.13%, 11/25/35†	$1,530,904	$1,534,477
Ready Capital Mortgage Financing, Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 0.85%), 3.34%, 06/25/35 144A †	481,378	479,725
RMAT LP, Series 2018-NPL1, Class A1
(Step to 7.09% on 06/25/21), 4.09%, 05/25/48 144A STEP	897,192	901,234
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor, 10.28% Cap), 3.15%, 03/25/35†	322,000	314,421
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/11/28	209,269	216,479
SBA Small Business Investment Cos., Series 2019-10A, Class 1
3.11%, 03/10/29	450,000	456,891
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 3.51%, 10/28/41 144A †	246,010	246,204
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.73%, 06/15/29†	672,532	668,346
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.73%, 05/16/44 144A †	126,014	127,322
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1
3.50%, 10/28/29 144A	90,066	88,918
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 3.08%, 12/15/27 144A †	2,565,005	2,568,211
SLM Student Loan Trust, Series 2003-7A, Class A5A
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.81%, 12/15/33 144A †	787,118	788,389
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.89%, 01/25/27†	115,943	115,349
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 2.91%, 10/25/28†	770,084	766,419
	Par	Value
SLM Student Loan Trust, Series 2007-1, Class A5
(Floating, ICE LIBOR USD 3M + 0.09%), 2.86%, 01/26/26†	$2,567,088	$2,562,963
SLM Student Loan Trust, Series 2007-7, Class A4
(Floating, ICE LIBOR USD 3M + 0.33%), 3.10%, 01/25/22†	383,187	376,776
SLM Student Loan Trust, Series 2008-2, Class A3
(Floating, ICE LIBOR USD 3M + 0.75%), 3.52%, 04/25/23†	127,866	126,689
SLM Student Loan Trust, Series 2008-4, Class A4
(Floating, ICE LIBOR USD 3M + 1.65%), 4.42%, 07/25/22†	352,923	357,124
SLM Student Loan Trust, Series 2008-5, Class A4
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 4.47%, 07/25/23†	460,957	467,229
SLM Student Loan Trust, Series 2008-6, Class A4
(Floating, ICE LIBOR USD 3M + 1.10%), 3.87%, 07/25/23†	542,675	543,114
SLM Student Loan Trust, Series 2008-8, Class A4
(Floating, ICE LIBOR USD 3M + 1.50%), 4.27%, 04/25/23†	230,755	233,243
SoFi Consumer Loan Program, Series 2017-4, Class A
2.50%, 05/26/26 144A	468,301	465,016
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.67%, 05/25/36†	354,463	354,513
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.62% Floor), 3.42%, 07/25/35†	1,657,407	1,653,058
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.52% Floor), 3.27%, 02/25/35 144A †	2,700,000	2,678,432
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 4.04%, 04/20/29 144A †	3,950,000	3,948,401
TPG Real Estate Finance Issuer, Ltd., Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.13%), 3.61%, 11/15/37 144A †	1,150,000	1,151,723
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.68%, 04/15/29 144A †	$2,690,000	$ 2,669,682
Upstart Securitization Trust, Series 2017-2, Class A
2.51%, 03/20/25 144A	156,171	156,075
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 3.09%, 02/25/43†	437,246	437,473
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 3.87%, 06/20/29 144A †	2,750,000	2,743,175
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 3.99%, 07/20/30 144A †	4,150,000	4,139,930
Voya CLO, Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.90%, 0.90% Floor), 3.68%, 01/18/29 144A †	500,000	495,869
Voya CLO, Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.61%, 10/15/31 144A †	1,500,000	1,486,493
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1
2.53%, 09/16/19 144A	53,070	53,061
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A
2.98%, 01/18/22 144A	1,900,000	1,902,442
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 6.08%, 10/15/31 144A †	750,000	724,218
Total Asset-Backed Securities (Cost $130,517,646)		130,281,563
CERTIFICATES OF DEPOSIT — 1.0%
Bank of Nova Scotia (The)
1.62%, 04/08/19Ω	4,200,000	3,141,805
Firstbank
1.76%, 04/15/19Ω	2,600,000	1,943,944
Royal Bank of Canada
1.79%, 04/04/19Ω	3,800,000	2,843,134
1.76%, 05/01/19Ω	3,300,000	2,465,730
Toronto Dominion Bank
1.79%, 04/04/19Ω	7,600,000	5,685,427
Total Certificates Of Deposit (Cost $16,111,402)		16,080,040
	Par	Value
COMMERCIAL PAPER — 0.3%
Banco Santander SA
2.69%, 05/01/19Ω (Cost $4,240,402)	$4,250,000	$4,240,370
CORPORATE BONDS — 21.3%
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	43,436
Abbott Laboratories
3.75%, 11/30/26	148,000	153,984
4.75%, 11/30/36	170,000	190,557
4.90%, 11/30/46	210,000	243,174
AbbVie, Inc.
3.38%, 11/14/21	750,000	759,649
2.85%, 05/14/23Δ	1,050,000	1,039,166
3.75%, 11/14/23	525,000	539,250
3.60%, 05/14/25	440,000	441,391
3.20%, 05/14/26	300,000	291,052
Acadia Healthcare Co., Inc.
5.63%, 02/15/23	1,100,000	1,112,375
Aetna, Inc.
2.80%, 06/15/23	225,000	221,083
Aircastle, Ltd.
5.13%, 03/15/21	764,000	788,644
5.50%, 02/15/22	1,300,000	1,364,343
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26Δ	300,000	304,546
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	387,128
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	280,612
4.25%, 06/15/28 144A	75,000	76,751
Allison Transmission, Inc.
5.00%, 10/01/24 144A	90,000	90,113
Amazon.com, Inc.
3.15%, 08/22/27	370,000	372,838
3.88%, 08/22/37	160,000	166,539
4.95%, 12/05/44	220,000	262,718
4.05%, 08/22/47	790,000	837,731
Ambac LSNI LLC
(Floating, ICE LIBOR USD 3M + 5.00%), 7.59%, 02/12/23 144A †	1,711,210	1,728,322
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	532,370
American Express Credit Corporation
2.38%, 05/26/20	310,000	309,054
American Homes 4 Rent LP REIT
4.90%, 02/15/29	759,000	787,752
American International Group, Inc.
3.90%, 04/01/26	825,000	831,004
4.20%, 04/01/28	1,050,000	1,068,434
6.25%, 03/15/37	278,000	275,619

See Notes to Schedule of Investments.

	Par	Value
American Tower Corporation REIT
3.38%, 05/15/24	$ 825,000	$ 831,770
3.38%, 10/15/26	1,500,000	1,463,328
American Tower Trust #1 REIT
3.07%, 03/15/23 144A	940,000	938,263
Amgen, Inc.
2.13%, 05/01/20	70,000	69,746
3.63%, 05/22/24Δ	50,000	51,361
4.66%, 06/15/51	34,000	34,250
Anadarko Petroleum Corporation
4.85%, 03/15/21	231,000	239,544
5.55%, 03/15/26	845,000	921,098
6.45%, 09/15/36	255,000	293,763
6.60%, 03/15/46	470,000	572,132
Antero Resources Corporation
5.38%, 11/01/21	110,000	110,825
5.63%, 06/01/23	1,035,000	1,053,112
Anthem, Inc.
2.95%, 12/01/22	390,000	389,889
3.35%, 12/01/24	130,000	130,979
3.65%, 12/01/27	520,000	519,972
Apache Corporation
3.25%, 04/15/22	24,000	24,029
4.38%, 10/15/28	50,000	50,418
5.10%, 09/01/40	180,000	177,303
4.25%, 01/15/44	800,000	710,204
Apple, Inc.
2.00%, 11/13/20	260,000	258,221
1.55%, 08/04/21	230,000	225,292
2.75%, 01/13/25Δ	650,000	647,722
2.45%, 08/04/26	1,620,000	1,566,607
2.90%, 09/12/27	600,000	592,061
4.65%, 02/23/46	275,000	311,119
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	235,991
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,241,663
AT&T, Inc.
4.45%, 05/15/21	80,000	82,573
3.00%, 02/15/22	170,000	170,745
3.00%, 06/30/22	475,000	477,303
3.60%, 02/17/23	825,000	841,416
4.45%, 04/01/24	725,000	759,043
3.40%, 05/15/25Δ	1,805,000	1,787,790
4.13%, 02/17/26	175,000	179,049
4.25%, 03/01/27	1,400,000	1,440,717
4.35%, 03/01/29	200,000	204,499
5.25%, 03/01/37	225,000	236,075
4.85%, 03/01/39	1,400,000	1,411,087
4.35%, 06/15/45	360,000	330,891
5.45%, 03/01/47Δ	175,000	187,235
4.50%, 03/09/48	430,000	404,162
Avis Budget Car Rental LLC
6.38%, 04/01/24 144A Δ	300,000	306,375
AXA Equitable Holdings, Inc.
4.35%, 04/20/28	1,300,000	1,320,925
Bank of America Corporation
3.30%, 01/11/23	120,000	121,592
	Par	Value
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	$ 329,000	$ 327,844
(Floating, ICE LIBOR USD 3M + 0.79%), 3.39%, 03/05/24†	1,500,000	1,495,656
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	538,478
4.00%, 04/01/24	420,000	438,341
(Floating, ICE LIBOR USD 3M + 0.96%), 3.73%, 07/23/24†	900,000	902,400
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	875,000	900,286
4.20%, 08/26/24	390,000	403,872
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24^	300,000	318,175
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24^	150,000	162,844
4.00%, 01/22/25	440,000	448,981
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,183,570
4.45%, 03/03/26	420,000	438,110
3.50%, 04/19/26	2,010,000	2,028,999
4.25%, 10/22/26	440,000	452,453
3.25%, 10/21/27	275,000	269,496
4.18%, 11/25/27	825,000	838,489
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28Δ ^	1,360,000	1,357,174
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	679,235
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	547,106
6.11%, 01/29/37	500,000	594,040
5.00%, 01/21/44	790,000	889,018
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	270,000	264,180
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	175,370
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	171,661
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	200,000	219,360
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 144A Δ	80,000	75,900
Becton Dickinson and Co.
4.67%, 06/06/47	575,000	603,091
Becton, Dickinson and Co.
(Floating, ICE LIBOR USD 3M + 0.88%), 3.48%, 12/29/20†	600,000	600,064
2.89%, 06/06/22	700,000	697,048
3.36%, 06/06/24	855,000	855,501
3.73%, 12/15/24	171,000	173,717
4.69%, 12/15/44	345,000	356,555
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	400,000	397,644
Berkshire Hathaway Finance Corporation
4.25%, 01/15/49	460,000	482,183
Blackstone CQP Holdco LP
6.50%, 03/20/21 144A	600,000	600,000
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	120,000	122,400
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BMW US Capital LLC
1.85%, 09/15/21 144A Δ	$ 60,000	$ 58,629
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	232,184
Boeing Co. (The)
4.88%, 02/15/20Δ	50,000	50,921
6.63%, 02/15/38	210,000	279,461
Boston Properties LP REIT
4.50%, 12/01/28	900,000	955,704
BP Capital Markets America, Inc.
3.22%, 11/28/23	370,000	374,586
3.12%, 05/04/26	570,000	569,247
4.23%, 11/06/28	1,875,000	2,007,290
Brighthouse Financial, Inc.
3.70%, 06/22/27	1,600,000	1,452,368
Broadcom Corporation
3.00%, 01/15/22	550,000	547,593
2.65%, 01/15/23	225,000	219,166
3.63%, 01/15/24Δ	775,000	773,462
3.13%, 01/15/25	845,000	810,404
3.88%, 01/15/27	900,000	860,646
Broadcom, Inc.
3.13%, 10/15/22 144A	1,150,000	1,146,182
3.63%, 10/15/24 144A	825,000	819,646
4.25%, 04/15/26 144A	675,000	671,024
CCO Holdings LLC
5.13%, 05/01/27 144A	700,000	706,125
Celgene Corporation
2.25%, 08/15/21	270,000	265,841
3.55%, 08/15/22	170,000	173,661
3.88%, 08/15/25	1,185,000	1,212,746
3.90%, 02/20/28	150,000	153,280
5.00%, 08/15/45	110,000	115,603
Centene Corporation
5.63%, 02/15/21	80,000	81,300
4.75%, 05/15/22	150,000	153,188
6.13%, 02/15/24	220,000	230,791
4.75%, 01/15/25	50,000	51,125
CenterPoint Energy, Inc.
4.25%, 11/01/28	700,000	724,583
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,554,359
Charter Communications Operating LLC
3.58%, 07/23/20	120,000	120,894
4.46%, 07/23/22	725,000	750,411
4.50%, 02/01/24	600,000	624,412
4.91%, 07/23/25	2,510,000	2,650,787
3.75%, 02/15/28	1,800,000	1,736,725
4.20%, 03/15/28	710,000	705,186
5.05%, 03/30/29	460,000	485,131
6.48%, 10/23/45	90,000	101,031
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	80,000	84,100
Chesapeake Energy Corporation
6.63%, 08/15/20	20,000	20,625
6.13%, 02/15/21	220,000	227,700
	Par	Value
Chevron Corporation
2.95%, 05/16/26	$ 540,000	$ 544,417
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	89,587
3.35%, 05/03/26	120,000	122,227
Cigna Corporation
3.40%, 09/17/21 144A	240,000	242,549
3.75%, 07/15/23 144A	2,240,000	2,297,969
4.13%, 11/15/25 144A	180,000	186,465
4.38%, 10/15/28 144A	460,000	477,581
Cimarex Energy Co.
3.90%, 05/15/27	500,000	498,922
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	180,740
3.70%, 04/01/27	190,000	195,256
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	95,150
CIT Group, Inc.
5.25%, 03/07/25	540,000	575,937
Citibank NA
3.05%, 05/01/20	975,000	978,408
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 1.19%), 3.93%, 08/02/21†	1,300,000	1,318,906
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	170,000	173,074
3.50%, 05/15/23	220,000	223,188
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23^	180,000	177,341
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24Δ ^	1,700,000	1,757,463
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	690,000	704,452
4.40%, 06/10/25	450,000	466,308
5.50%, 09/13/25	290,000	318,144
3.40%, 05/01/26	2,075,000	2,064,715
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26^	150,000	158,015
3.20%, 10/21/26	500,000	490,190
4.30%, 11/20/26	1,675,000	1,703,946
4.45%, 09/29/27	1,480,000	1,521,999
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	149,741
4.13%, 07/25/28	125,000	125,647
6.63%, 06/15/32	50,000	61,579
8.13%, 07/15/39	20,000	30,101
6.68%, 09/13/43	10,000	12,790
5.30%, 05/06/44	24,000	26,482
4.65%, 07/30/45	894,000	952,143
4.75%, 05/18/46	40,000	41,509
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,820,000	1,842,936
Comcast Corporation
3.70%, 04/15/24	1,375,000	1,421,211
3.38%, 08/15/25	275,000	278,854
3.95%, 10/15/25	550,000	575,719
3.30%, 02/01/27	344,000	343,972
3.15%, 02/15/28	950,000	930,481

See Notes to Schedule of Investments.

	Par	Value
4.15%, 10/15/28	$2,395,000	$2,523,065
4.25%, 10/15/30	810,000	861,304
5.65%, 06/15/35	420,000	494,227
3.20%, 07/15/36	380,000	346,082
3.90%, 03/01/38	30,000	29,523
4.70%, 10/15/48	90,000	97,713
CommonSpirit Health
4.35%, 11/01/42	40,000	38,469
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	296,384
Compass Bank
5.50%, 04/01/20	300,000	306,635
Concho Resources, Inc.
4.38%, 01/15/25	70,000	71,983
3.75%, 10/01/27	30,000	29,784
4.30%, 08/15/28	670,000	691,754
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	284,979
Continental Resources, Inc.
4.50%, 04/15/23	1,705,000	1,766,516
3.80%, 06/01/24	120,000	120,919
4.38%, 01/15/28	270,000	277,701
Cott Holdings, Inc.
5.50%, 04/01/25 144A	170,000	172,125
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	493,548
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	563,720
3.15%, 07/15/23	725,000	724,647
CVS Health Corporation
3.35%, 03/09/21	210,000	211,680
2.75%, 12/01/22	210,000	207,216
3.70%, 03/09/23	720,000	731,983
4.00%, 12/05/23	800,000	822,504
4.10%, 03/25/25	590,000	606,267
3.88%, 07/20/25	963,000	975,445
4.30%, 03/25/28	2,870,000	2,910,662
4.78%, 03/25/38	400,000	396,705
5.13%, 07/20/45	325,000	330,792
5.05%, 03/25/48	1,200,000	1,210,711
CVS Pass-Through Trust
6.94%, 01/10/30	600,496	684,790
D.R. Horton, Inc.
4.38%, 09/15/22	800,000	820,972
DAE Funding LLC
5.75%, 11/15/23 144A	150,000	154,500
5.00%, 08/01/24 144A Δ	700,000	710,500
Daimler Finance North America LLC
3.40%, 02/22/22 144A	1,700,000	1,715,801
DaVita, Inc.
5.13%, 07/15/24Δ	1,000,000	990,000
Dell International LLC
4.42%, 06/15/21 144A	2,520,000	2,586,333
5.45%, 06/15/23 144A	400,000	426,599
6.02%, 06/15/26 144A	375,000	403,677
8.35%, 07/15/46 144A	250,000	302,138
	Par	Value
Delta Air Lines Pass Through Trust, Series 2007-1, Class A
6.82%, 08/10/22	$260,887	$285,632
Depository Trust & Clearing Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.17%), 4.88%, 06/15/20 144A Δ ^	750,000	750,784
Devon Energy Corporation
3.25%, 05/15/22	220,000	222,189
5.85%, 12/15/25	492,000	558,727
5.60%, 07/15/41	362,000	399,548
4.75%, 05/15/42	340,000	341,975
5.00%, 06/15/45	660,000	692,228
Diamondback Energy, Inc.
4.75%, 11/01/24	800,000	820,840
Digital Realty Trust LP REIT
3.40%, 10/01/20	900,000	906,699
Discover Financial Services
3.75%, 03/04/25	450,000	448,822
DISH DBS Corporation
5.88%, 07/15/22	130,000	126,302
5.88%, 11/15/24	830,000	700,312
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	328,830
4.20%, 05/15/28	400,000	398,975
DowDuPont, Inc.
4.21%, 11/15/23	550,000	575,472
4.49%, 11/15/25	350,000	373,138
4.73%, 11/15/28	350,000	378,469
5.42%, 11/15/48	75,000	85,671
Duke Energy Corporation
3.75%, 04/15/24	200,000	206,353
3.15%, 08/15/27	550,000	539,994
3.95%, 08/15/47	30,000	28,961
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	363,667
Eaton Corporation
2.75%, 11/02/22	710,000	707,730
4.15%, 11/02/42	200,000	200,648
Ecolab, Inc.
3.95%, 12/01/47	68,000	69,758
Elanco Animal Health, Inc.
3.91%, 08/27/21 144A	550,000	559,398
4.27%, 08/28/23 144A	225,000	232,021
Eli Lilly & Co.
3.10%, 05/15/27	80,000	80,377
Enable Midstream Partners LP
4.95%, 05/15/28Δ	900,000	912,100
Energy Transfer Operating LP
4.65%, 06/01/21	150,000	154,771
4.20%, 09/15/23	625,000	646,178
4.50%, 04/15/24Δ	230,000	239,942
5.50%, 06/01/27	525,000	569,721
4.95%, 06/15/28	220,000	230,954
5.25%, 04/15/29	615,000	660,071
5.30%, 04/15/47	225,000	222,394
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.00%, 06/15/48	$ 225,000	$ 243,245
6.25%, 04/15/49	20,000	22,434
Energy Transfer Partners LP
4.50%, 11/01/23	310,000	323,128
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,349,462
Enterprise Products Operating LLC
4.15%, 10/16/28	320,000	336,579
5.70%, 02/15/42	60,000	70,699
EOG Resources, Inc.
4.15%, 01/15/26Δ	140,000	148,342
EQM Midstream Partners LP
4.75%, 07/15/23	1,225,000	1,250,068
4.13%, 12/01/26	1,800,000	1,671,689
ERAC USA Finance LLC
4.50%, 08/16/21 144A	709,000	730,972
ERP Operating LP REIT
4.63%, 12/15/21	150,000	156,898
Exelon Corporation
5.63%, 06/15/35	415,000	471,541
Expedia Group, Inc.
3.80%, 02/15/28	300,000	289,768
Exxon Mobil Corporation
3.04%, 03/01/26	280,000	284,346
4.11%, 03/01/46	230,000	249,355
Fifth Third Bancorp
3.65%, 01/25/24	230,000	235,674
First Data Corporation
5.38%, 08/15/23 144A	70,000	71,663
FirstEnergy Corporation
4.25%, 03/15/23	290,000	302,681
3.90%, 07/15/27	690,000	700,698
7.38%, 11/15/31	1,800,000	2,383,017
Fiserv, Inc.
3.80%, 10/01/23	225,000	230,745
4.20%, 10/01/28	375,000	386,627
Florida Power & Light Co.
3.80%, 12/15/42	425,000	429,225
Ford Motor Credit Co LLC
3.20%, 01/15/21	200,000	197,206
Ford Motor Credit Co. LLC
2.46%, 03/27/20	800,000	793,822
3.16%, 08/04/20	225,000	223,450
5.75%, 02/01/21	200,000	206,043
3.34%, 03/18/21	250,000	246,287
5.88%, 08/02/21	570,000	590,408
Fox Corporation
4.03%, 01/25/24 144A	480,000	497,887
4.71%, 01/25/29 144A	570,000	611,694
5.48%, 01/25/39 144A	270,000	299,063
5.58%, 01/25/49 144A	80,000	90,169
Freeport-McMoRan, Inc.
4.00%, 11/14/21	30,000	30,263
3.55%, 03/01/22	70,000	69,388
6.88%, 02/15/23Δ	10,000	10,638
3.88%, 03/15/23	10,000	9,881
4.55%, 11/14/24	10,000	9,875
5.45%, 03/15/43	122,000	107,361
	Par	Value
General Electric Co.
6.00%, 08/07/19	$ 301,000	$ 303,892
5.50%, 01/08/20	40,000	40,875
4.38%, 09/16/20	198,000	201,842
5.30%, 02/11/21	104,000	107,677
4.65%, 10/17/21	140,000	145,155
3.15%, 09/07/22Δ	230,000	229,298
2.70%, 10/09/22Δ	75,000	73,697
3.10%, 01/09/23Δ	250,000	248,575
6.75%, 03/15/32	80,000	92,464
6.88%, 01/10/39	500,000	592,122
4.50%, 03/11/44	790,000	722,897
General Mills, Inc.
4.20%, 04/17/28Δ	600,000	624,049
General Motors Co.
5.15%, 04/01/38	50,000	45,765
General Motors Financial Co., Inc.
3.50%, 07/10/19	300,000	300,574
(Floating, ICE LIBOR USD 3M + 1.27%), 3.87%, 10/04/19†	400,000	401,294
3.20%, 07/13/20	1,000,000	1,001,843
2.45%, 11/06/20	130,000	128,652
4.38%, 09/25/21	400,000	408,674
3.45%, 04/10/22	230,000	230,118
4.35%, 01/17/27	560,000	544,797
Genesis Energy LP
6.50%, 10/01/25	400,000	391,000
Gilead Sciences, Inc.
2.55%, 09/01/20	80,000	79,924
3.70%, 04/01/24	230,000	237,651
4.50%, 02/01/45	275,000	278,753
4.75%, 03/01/46	20,000	20,964
4.15%, 03/01/47Δ	300,000	289,933
Glencore Funding LLC
2.88%, 04/16/20 144A	90,000	89,673
3.00%, 10/27/22 144A	170,000	167,683
4.13%, 05/30/23 144A	20,000	20,383
4.13%, 03/12/24 144A	1,065,000	1,076,478
4.63%, 04/29/24 144A	658,000	680,328
4.00%, 03/27/27 144A Δ	500,000	485,675
3.88%, 10/27/27 144A	430,000	413,369
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/13/19†	3,000	2,314
Goldman Sachs Group, Inc. (The)
5.38%, 03/15/20	200,000	204,717
6.00%, 06/15/20	540,000	560,148
5.25%, 07/27/21	560,000	588,480
3.20%, 02/23/23	250,000	250,552
3.85%, 07/08/24	150,000	152,996
3.50%, 01/23/25	1,700,000	1,697,084
4.25%, 10/21/25	1,470,000	1,506,130
3.50%, 11/16/26	700,000	691,319
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	690,000	684,173
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	880,000	900,137
6.75%, 10/01/37	110,000	134,258

See Notes to Schedule of Investments.

	Par	Value
6.25%, 02/01/41	$ 750,000	$ 926,386
5.15%, 05/22/45	330,000	349,510
4.75%, 10/21/45Δ	530,000	564,498
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	972,523
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	225,000	236,742
Halliburton Co.
3.80%, 11/15/25	670,000	685,392
5.00%, 11/15/45	230,000	244,917
Harris Corporation
5.05%, 04/27/45	110,000	121,493
HCA, Inc.
5.38%, 02/01/25	850,000	903,125
5.25%, 04/15/25	120,000	129,021
7.69%, 06/15/25	250,000	284,375
5.88%, 02/15/26	150,000	162,375
5.25%, 06/15/26	10,000	10,730
5.38%, 09/01/26	1,600,000	1,690,000
5.63%, 09/01/28	20,000	21,200
5.50%, 06/15/47	50,000	53,235
HCP, Inc. REIT
2.63%, 02/01/20	300,000	299,329
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	715,000	760,455
6.35%, 10/15/45	155,000	162,673
Hilton Worldwide Finance LLC
4.88%, 04/01/27	30,000	30,450
Home Depot, Inc. (The)
3.90%, 12/06/28	450,000	478,593
Humana, Inc.
3.15%, 12/01/22	70,000	70,328
3.95%, 03/15/27	150,000	151,698
4.63%, 12/01/42	60,000	61,781
4.95%, 10/01/44	70,000	74,856
4.80%, 03/15/47Δ	10,000	10,549
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	572,499
Huntsman International LLC
4.50%, 05/01/29	325,000	324,473
Intel Corporation
3.70%, 07/29/25	80,000	83,929
3.73%, 12/08/47	76,000	76,563
International Lease Finance Corporation
8.63%, 01/15/22	420,000	477,220
John Deere Capital Corporation
2.25%, 04/17/19	160,000	159,973
1.70%, 01/15/20	80,000	79,378
Johnson & Johnson
2.45%, 03/01/26	560,000	547,948
3.63%, 03/03/37	520,000	526,203
JPMorgan Chase & Co.
6.30%, 04/23/19	900,000	901,754
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 05/01/20^	550,000	555,888
	Par	Value
4.40%, 07/22/20	$ 980,000	$1,002,184
2.40%, 06/07/21	1,100,000	1,092,304
4.35%, 08/15/21	70,000	72,481
2.97%, 01/15/23	475,000	475,072
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,600,000	1,643,645
3.88%, 09/10/24	860,000	882,192
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	2,900,000	3,010,979
3.13%, 01/23/25	900,000	901,170
3.90%, 07/15/25	700,000	727,939
2.95%, 10/01/26	700,000	684,435
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	904,328
4.25%, 10/01/27	780,000	810,804
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,520,000	1,510,954
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	396,742
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	181,096
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	175,000	171,831
4.95%, 06/01/45	400,000	443,278
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	333,475
7.88%, 09/15/31	280,000	355,265
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23 144A	475,000	488,919
Kilroy Realty LP REIT
3.80%, 01/15/23Δ	400,000	406,658
4.75%, 12/15/28	1,750,000	1,858,628
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	534,489
4.25%, 09/01/24	980,000	1,023,146
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	32,162
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	227,597
(Floating, ICE LIBOR USD 3M + 0.57%), 3.27%, 02/10/21†	1,000,000	997,817
3.50%, 07/15/22Δ	1,190,000	1,201,827
4.00%, 06/15/23	20,000	20,557
3.95%, 07/15/25	90,000	90,779
3.00%, 06/01/26	320,000	298,576
Kroger Co. (The)
6.15%, 01/15/20	360,000	369,302
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	150,000	152,063
Lehman Brothers Holdings, Inc.
0.00%, 01/18/12#	200,000	3,800
0.00%, 12/28/17Ψ ††† #	3,340,000	—
Lehman Escrow Bonds
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 01/24/49#	2,300,000	43,700
0.00%, 11/29/49††† #	2,330,000	—
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Lennar Corporation
4.75%, 11/29/27	$ 150,000	$ 150,633
Level 3 Financing, Inc.
5.63%, 02/01/23	1,050,000	1,064,437
Life Storage LP REIT
3.88%, 12/15/27	900,000	882,563
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	40,465
3.55%, 01/15/26	310,000	320,232
4.50%, 05/15/36	50,000	54,302
Marathon Oil Corporation
4.40%, 07/15/27	400,000	411,922
Marathon Petroleum Corporation
3.80%, 04/01/28 144A	250,000	247,757
Mars, Inc.
2.70%, 04/01/25 144A	400,000	398,622
3.20%, 04/01/30 144A	475,000	475,482
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	500,000	529,559
McDonald’s Corporation
3.70%, 01/30/26	240,000	247,983
3.50%, 03/01/27	410,000	415,851
3.80%, 04/01/28Δ	90,000	92,968
Medtronic Global Holdings SCA
3.35%, 04/01/27	350,000	356,435
Medtronic, Inc.
3.50%, 03/15/25	30,000	30,964
4.63%, 03/15/45	44,000	50,366
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	366,430
MetLife, Inc.
4.75%, 02/08/21	100,000	103,657
6.40%, 12/15/36	50,000	53,697
4.05%, 03/01/45	25,000	25,014
Microchip Technology, Inc.
3.92%, 06/01/21 144A	350,000	353,206
Micron Technology, Inc.
4.98%, 02/06/26	475,000	484,974
Microsoft Corporation
2.88%, 02/06/24	470,000	475,444
2.70%, 02/12/25	120,000	120,138
2.40%, 08/08/26	2,040,000	1,979,680
3.30%, 02/06/27Δ	800,000	822,041
3.45%, 08/08/36	10,000	10,112
4.10%, 02/06/37	50,000	54,454
3.95%, 08/08/56	130,000	135,785
MidAmerican Energy Co.
3.65%, 04/15/29	575,000	598,934
Moody’s Corporation
4.50%, 09/01/22	800,000	841,480
Morgan Stanley
5.50%, 07/24/20	550,000	568,835
(Floating, ICE LIBOR USD 3M + 1.40%), 4.16%, 04/21/21†	100,000	101,809
(Floating, ICE LIBOR USD 3M + 1.40%), 4.18%, 10/24/23†	225,000	228,593
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	500,000	510,201
	Par	Value
3.88%, 04/29/24	$ 275,000	$ 283,008
3.70%, 10/23/24	450,000	458,164
3.63%, 01/20/27	1,475,000	1,479,845
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	630,000	632,833
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30Δ ^	1,355,000	1,428,318
MPLX LP
4.88%, 12/01/24	230,000	245,557
4.88%, 06/01/25	100,000	106,535
4.00%, 03/15/28	50,000	49,737
4.80%, 02/15/29	250,000	263,404
4.50%, 04/15/38	580,000	551,778
4.70%, 04/15/48	1,195,000	1,143,456
5.50%, 02/15/49	760,000	811,816
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	249,341
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	40,000	40,550
Netflix, Inc.
5.38%, 02/01/21	60,000	62,456
Newell Brands, Inc.
3.85%, 04/01/23	200,000	197,883
4.20%, 04/01/26	150,000	143,305
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,123,651
NiSource, Inc.
3.65%, 06/15/23	400,000	407,139
3.49%, 05/15/27	925,000	922,741
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 3.69%, 01/13/22 144A †	1,900,000	1,885,672
Noble Energy, Inc.
4.15%, 12/15/21	620,000	635,192
3.85%, 01/15/28	230,000	226,779
4.95%, 08/15/47	110,000	108,811
Northrop Grumman Corporation
2.93%, 01/15/25	1,620,000	1,598,692
3.25%, 01/15/28	670,000	659,462
4.75%, 06/01/43	200,000	216,004
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	465,984
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	383,924
3.85%, 09/30/47 144A Δ	250,000	243,703
Nuveen LLC
4.00%, 11/01/28 144A	375,000	400,378
Oasis Petroleum, Inc.
6.88%, 01/15/23Δ	107,000	107,268
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	101,437
2.70%, 02/15/23	20,000	19,972
3.40%, 04/15/26	500,000	510,870
3.00%, 02/15/27Δ	150,000	149,338
4.63%, 06/15/45	130,000	142,362
4.40%, 04/15/46	60,000	63,662

See Notes to Schedule of Investments.

	Par	Value
4.10%, 02/15/47	$ 260,000	$ 266,506
4.20%, 03/15/48	80,000	83,670
Office Properties Income Trust REIT
3.60%, 02/01/20	125,000	125,197
ONEOK, Inc.
4.55%, 07/15/28	150,000	155,266
Oracle Corporation
4.00%, 07/15/46	375,000	377,512
Pacific Gas & Electric Co.
3.50%, 10/01/20#	180,000	166,500
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	1,000,000	1,004,332
Phillips 66
3.90%, 03/15/28	600,000	611,017
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,320,369
Pioneer Natural Resources Co.
3.95%, 07/15/22	75,000	77,194
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	201,346
4.50%, 12/15/26	600,000	615,261
Post Holdings, Inc., Series A
5.75%, 03/01/27 144A	700,000	706,125
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,895,680
Progress Energy, Inc.
7.75%, 03/01/31	350,000	476,473
Prudential Financial, Inc.
3.88%, 03/27/28	675,000	709,054
Range Resources Corporation
5.00%, 03/15/23	430,000	423,012
4.88%, 05/15/25Δ	10,000	9,325
Raytheon Co.
3.13%, 10/15/20	200,000	201,574
Refinitiv US Holdings, Inc.
6.25%, 05/15/26 144A	600,000	609,750
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	100,000	99,575
RELX Capital, Inc.
3.50%, 03/16/23	1,300,000	1,317,868
Resolute Forest Products, Inc.
5.88%, 05/15/23	360,000	358,200
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	160,000	162,800
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	543,586
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	518,746
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	513,519
5.63%, 04/15/23	400,000	433,767
5.63%, 03/01/25	450,000	494,960
salesforce.com, Inc.
3.25%, 04/11/23	300,000	307,551
3.70%, 04/11/28	100,000	104,768
	Par	Value
Santander Holdings USA, Inc.
4.45%, 12/03/21	$1,100,000	$1,133,857
4.50%, 07/17/25	60,000	61,889
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	251,143
4.00%, 12/21/25 144A	190,000	196,060
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 3.29%, 01/15/21†	625,000	619,968
2.90%, 02/01/23	1,125,000	1,109,098
3.40%, 02/01/28	275,000	265,499
Sherwin-Williams Co. (The)
2.75%, 06/01/22	125,000	124,301
3.13%, 06/01/24	75,000	74,552
3.45%, 06/01/27	350,000	344,182
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,790,327
4.20%, 03/01/29Δ	400,000	406,962
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,372,610
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	292,896
Southern Copper Corporation
5.25%, 11/08/42	2,520,000	2,630,798
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	544,987
Spectrum Brands, Inc.
5.75%, 07/15/25	110,000	111,375
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28Δ	1,246,499	1,274,608
Sprint Corporation
7.25%, 09/15/21	260,000	273,650
7.63%, 02/15/25	400,000	409,000
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	125,000	125,275
5.15%, 03/20/28 144A Δ	1,100,000	1,122,000
Starbucks Corporation
3.80%, 08/15/25	625,000	644,704
Stryker Corporation
2.63%, 03/15/21	125,000	124,666
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	102,767
5.95%, 12/01/25	300,000	332,084
5.40%, 10/01/47	625,000	625,236
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	875,000	873,120
Synchrony Financial
2.70%, 02/03/20	200,000	199,775
Targa Resources Partners LP
5.88%, 04/15/26 144A	640,000	679,680
6.50%, 07/15/27 144A	425,000	459,531
6.88%, 01/15/29 144A	90,000	97,988
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	$ 46,000	$ 63,310
4.90%, 09/15/44 144A	655,000	733,042
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23	100,000	100,077
3.65%, 12/15/25	200,000	205,239
Time Warner Cable LLC
4.13%, 02/15/21	400,000	406,377
7.30%, 07/01/38	620,000	723,245
5.88%, 11/15/40	100,000	102,671
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	509,065
TJX Cos, Inc. (The)
2.25%, 09/15/26	40,000	37,998
Toll Brothers Finance Corporation
4.38%, 04/15/23	120,000	120,750
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	437,935
TransDigm, Inc.
6.50%, 05/15/25	50,000	50,943
6.38%, 06/15/26	350,000	347,760
TWDC Enterprises 18 Corporation
3.70%, 09/15/24 144A	625,000	651,692
6.15%, 03/01/37 144A	175,000	226,731
6.65%, 11/15/37 144A	150,000	207,127
Union Pacific Corporation
3.75%, 07/15/25	210,000	218,548
3.95%, 09/10/28	680,000	713,497
4.50%, 09/10/48	600,000	637,768
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	757,711	721,909
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	757,710	728,425
United Parcel Service, Inc.
2.50%, 04/01/23	120,000	119,755
3.05%, 11/15/27	100,000	100,010
United Rentals North America, Inc.
5.50%, 07/15/25	90,000	92,250
6.50%, 12/15/26	110,000	116,050
4.88%, 01/15/28	40,000	39,008
United Technologies Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 3.33%, 08/16/21†	250,000	250,167
3.35%, 08/16/21	225,000	228,111
3.95%, 08/16/25	730,000	758,852
2.65%, 11/01/26	295,000	280,853
4.13%, 11/16/28	200,000	207,969
4.50%, 06/01/42	90,000	93,187
UnitedHealth Group, Inc.
2.70%, 07/15/20	280,000	280,633
2.88%, 12/15/21	180,000	181,055
3.75%, 07/15/25	270,000	282,094
3.88%, 12/15/28	90,000	94,326
	Par	Value
4.63%, 07/15/35	$ 150,000	$ 168,379
Univision Communications, Inc.
5.13%, 02/15/25 144A Δ	150,000	140,438
US Bank NA
3.15%, 04/26/21	300,000	302,923
Valero Energy Corporation
4.35%, 06/01/28	275,000	285,782
VEREIT Operating Partnership LP REIT
4.13%, 06/01/21	200,000	203,396
4.63%, 11/01/25	600,000	621,106
3.95%, 08/15/27	250,000	246,520
Verizon Communications, Inc.
3.50%, 11/01/24	1,175,000	1,203,794
3.38%, 02/15/25	1,095,000	1,108,923
2.63%, 08/15/26	1,655,000	1,579,850
4.33%, 09/21/28	1,018,000	1,077,536
3.88%, 02/08/29	360,000	368,955
4.50%, 08/10/33	230,000	243,445
5.25%, 03/16/37	680,000	765,964
4.13%, 08/15/46	160,000	155,283
4.86%, 08/21/46	190,000	202,731
5.50%, 03/16/47	40,000	46,880
5.01%, 04/15/49	541,000	591,516
Visa, Inc.
3.15%, 12/14/25	700,000	711,276
4.30%, 12/14/45	460,000	508,300
Vistra Energy Corporation
7.38%, 11/01/22	418,000	434,720
7.63%, 11/01/24	350,000	371,007
VMware, Inc.
2.95%, 08/21/22	1,100,000	1,088,976
3.90%, 08/21/27	500,000	481,139
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 144A	1,600,000	1,611,350
Voya Financial, Inc.
5.70%, 07/15/43	170,000	197,700
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 05/13/19†	560,000	553,574
Walmart, Inc.
3.70%, 06/26/28Δ	620,000	653,630
4.05%, 06/29/48	250,000	265,903
Warner Media LLC
6.10%, 07/15/40	140,000	161,832
Washington Prime Group LP REIT
5.95%, 08/15/24Δ	1,700,000	1,594,760
Waste Management, Inc.
3.50%, 05/15/24	140,000	143,523
7.38%, 05/15/29	140,000	180,470
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	786,697
Wells Fargo & Co.
4.60%, 04/01/21	70,000	72,329
3.45%, 02/13/23	200,000	202,259

See Notes to Schedule of Investments.

	Par	Value
(Floating, ICE LIBOR USD 3M + 1.23%), 3.97%, 10/31/23†	$ 600,000	$ 609,865
4.48%, 01/16/24	396,000	417,048
3.75%, 01/24/24	960,000	988,468
3.00%, 04/22/26	900,000	880,239
4.10%, 06/03/26	440,000	450,249
3.00%, 10/23/26	2,210,000	2,157,016
4.30%, 07/22/27	1,590,000	1,656,848
4.15%, 01/24/29	845,000	884,109
5.38%, 11/02/43	190,000	213,920
4.65%, 11/04/44	70,000	72,010
4.90%, 11/17/45	370,000	394,594
4.40%, 06/14/46	70,000	69,875
4.75%, 12/07/46	260,000	273,234
Wells Fargo Bank NA
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 07/23/21^	1,100,000	1,107,829
(Floating, ICE LIBOR USD 3M + 0.51%), 3.27%, 10/22/21†	1,600,000	1,603,777
Wells Fargo Capital X
5.95%, 12/15/36	140,000	154,201
Welltower, Inc. REIT
4.25%, 04/01/26	898,000	927,841
Western Midstream Operating LP
3.95%, 06/01/25	200,000	197,337
WestRock RKT LLC
3.50%, 03/01/20	150,000	150,752
4.00%, 03/01/23Δ	30,000	30,601
Whiting Petroleum Corporation
5.75%, 03/15/21	120,000	121,980
6.25%, 04/01/23Δ	455,000	459,550
William Lyon Homes, Inc.
7.00%, 08/15/22	50,000	50,250
Williams Cos., Inc. (The)
5.25%, 03/15/20	140,000	143,012
3.60%, 03/15/22	155,000	157,337
3.90%, 01/15/25	350,000	357,438
7.50%, 01/15/31	100,000	125,702
7.75%, 06/15/31	585,000	745,480
8.75%, 03/15/32	181,000	252,031
5.10%, 09/15/45	105,000	108,120
Wm.Wrigley Jr. Co.
2.90%, 10/21/19 144A	230,000	229,708
WPX Energy, Inc.
6.00%, 01/15/22	10,000	10,425
8.25%, 08/01/23	30,000	33,900
WRKCo, Inc.
3.75%, 03/15/25	500,000	504,942
4.00%, 03/15/28Δ	1,100,000	1,113,823
XPO Logistics, Inc.
6.50%, 06/15/22 144A	90,000	92,025
Total Corporate Bonds (Cost $334,119,490)		341,286,153
	Par	Value
FOREIGN BONDS — 15.1%
Argentina — 0.3%
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 67.53%, 06/21/20(ZA) †	$ 1,110,000	$ 28,604
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,930,000	229,687
Argentine Republic Government International Bond
6.25%, 04/22/19	1,600,000	1,602,800
5.63%, 01/26/22	1,410,000	1,218,945
5.88%, 01/11/28	790,000	608,399
7.13%, 07/06/36	720,000	555,750
(Step to 5.25% on 03/31/29), 3.75%, 12/31/38 STEP	810,000	470,812
6.88%, 01/11/48	570,000	421,088
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	188,025
7.88%, 06/15/27 144A	180,000	131,850
		5,455,960
Australia — 0.2%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	20,000	20,206
5.00%, 09/30/43Δ	170,000	199,900
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A ^	880,000	975,502
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,297,339
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	50,612
3.90%, 07/12/47 144A	110,000	110,498
Westpac Banking Corporation
2.30%, 05/26/20	50,000	49,797
2.60%, 11/23/20	310,000	309,595
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	173,556
		3,187,005
Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	7,692,000	2,053,252
10.00%, 01/01/23(B)	7,128,000	1,927,139
10.00%, 01/01/27(B)	1,013,000	274,636
Brazilian Government International Bond
4.63%, 01/13/28Δ	480,000	484,685
5.63%, 01/07/41	750,000	754,695
5.00%, 01/27/45	350,000	323,444
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Vale Overseas, Ltd.
4.38%, 01/11/22	$ 20,000	$ 20,490
6.25%, 08/10/26Δ	105,000	114,660
6.88%, 11/21/36	284,000	326,316
		6,279,317
Canada — 0.6%
1011778 BC ULC
5.00%, 10/15/25 144A	875,000	866,513
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	272,255
3.55%, 07/26/27 144A	75,000	73,245
Bank of Montreal
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	96,794
Bank of Nova Scotia (The)
1.88%, 04/26/21	1,600,000	1,576,963
Barrick Gold Corporation
5.25%, 04/01/42	560,000	606,568
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	250,000	265,125
9.00%, 12/15/25 144A	600,000	654,030
Bombardier, Inc.
7.50%, 03/15/25 144A Δ	250,000	258,125
Brookfield Finance, Inc.
3.90%, 01/25/28	800,000	774,430
Cenovus Energy, Inc.
4.25%, 04/15/27Δ	275,000	270,603
Export Development Canada
2.63%, 02/21/24	2,380,000	2,408,849
Nutrien, Ltd.
4.88%, 03/30/20	110,000	112,201
Royal Bank of Canada
2.15%, 10/26/20	270,000	268,276
3.20%, 04/30/21	300,000	303,465
Teck Resources, Ltd.
6.00%, 08/15/40	10,000	10,363
Toronto-Dominion Bank (The)
3.25%, 06/11/21	370,000	374,394
		9,192,199
Chile — 0.0%
Latam Airlines Pass Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	744,504	736,613
China — 0.1%
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	150,379
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	210,000	215,754
4.50%, 03/15/23 144A	20,000	19,950
5.50%, 02/15/24 144A	60,000	62,439
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	409,756
		858,278
	Par	Value
Colombia — 0.2%
Colombia Government International Bond
4.50%, 03/15/29	$ 210,000	$ 222,075
5.63%, 02/26/44	480,000	542,256
5.20%, 05/15/49	210,000	226,233
Ecopetrol SA
5.88%, 05/28/45	1,500,000	1,560,000
		2,550,564
Denmark — 0.1%
Danske Bank A/S
5.00%, 01/12/22 144A	540,000	554,033
5.38%, 01/12/24 144A	340,000	353,821
		907,854
Dominican Republic — 0.0%
Dominican Republic International Bond
10.38%, 03/04/22(V)	800,000	16,104
14.50%, 02/10/23(V)	1,300,000	29,647
11.38%, 07/06/29(V)	700,000	15,033
		60,784
Ecuador — 0.0%
Ecuador Government International Bond
7.88%, 01/23/28 144A	370,000	353,257
Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23 144A	410,000	407,876
Finland — 0.1%
Nokia OYJ
4.38%, 06/12/27	259,000	257,058
Nordea Bank Abp
4.88%, 05/13/21 144A	640,000	656,863
		913,921
France — 0.7%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	925,615
3.38%, 01/09/25 144A	450,000	441,167
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	880,000	913,191
4.40%, 08/14/28 144A	1,340,000	1,379,956
(Variable, ICE LIBOR USD 3M + 2.57%), 5.20%, 01/10/30 144A Δ ^	580,000	626,684
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A Δ ^	440,000	432,809
BPCE SA
4.00%, 09/12/23 144A	750,000	762,487
4.63%, 09/12/28 144A Δ	375,000	392,434
Credit Agricole SA
2.50%, 04/15/19 144A	250,000	249,976

See Notes to Schedule of Investments.

	Par	Value
(Variable, ICE LIBOR USD 3M + 6.98%), 8.38%, 10/13/19 144A ^	$ 510,000	$ 525,300
4.38%, 03/17/25	275,000	280,517
4.13%, 01/10/27 144A Δ	450,000	459,879
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	241,448
Danone SA
2.59%, 11/02/23 144A	650,000	636,450
2.95%, 11/02/26 144A	310,000	297,439
Unibail-Rodamco SE REIT
(Floating, ICE LIBOR USD 3M + 0.77%), 3.55%, 04/16/19†	1,600,000	1,600,449
XLIT, Ltd.
4.45%, 03/31/25	349,000	363,672
		10,529,473
Germany — 0.4%
Deutsche Bank AG
2.85%, 05/10/19	1,600,000	1,599,477
4.25%, 10/14/21	1,500,000	1,507,416
5.00%, 02/14/22	1,400,000	1,431,683
Volkswagen Bank GmbH
1.25%, 08/01/22(E)	1,500,000	1,709,350
		6,247,926
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	206,655
India — 0.0%
Reliance Industries, Ltd.
3.67%, 11/30/27 144A Δ	250,000	244,200
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	591,711
4.75%, 01/08/26 144A	250,000	264,604
3.85%, 07/18/27 144A	500,000	500,534
3.50%, 01/11/28	450,000	438,570
5.13%, 01/15/45 144A	200,000	213,256
5.25%, 01/08/47 144A	200,000	217,021
4.35%, 01/11/48Δ	500,000	493,541
		2,719,237
Ireland — 1.0%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	155,703
4.63%, 07/01/22	550,000	567,716
3.30%, 01/23/23	1,625,000	1,595,824
4.88%, 01/16/24	350,000	364,141
3.50%, 01/15/25	600,000	579,001
4.45%, 10/01/25	800,000	805,205
AIB Group PLC
4.75%, 10/12/23 144A	950,000	981,599
	Par	Value
Ardagh Packaging Finance PLC
7.25%, 05/15/24 144A	$ 450,000	$ 475,740
6.00%, 02/15/25 144A	200,000	200,500
Bank of Ireland
(Variable, EUR Swap Rate 5Y + 6.96%), 7.38%, 06/18/20(E) ^	1,000,000	1,182,022
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,723,000	1,702,296
3.37%, 11/15/25	1,722,000	1,672,528
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	500,000	497,899
2.40%, 09/23/21	1,000,000	988,118
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	919,876
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24(U)	2,200,000	2,890,107
		15,578,275
Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,361,095
5.50%, 12/04/23	200,000	227,370
5.50%, 04/26/24	500,000	573,548
		2,162,013
Italy — 0.4%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	565,027
3.38%, 01/12/23 144A	220,000	214,868
5.02%, 06/26/24 144A	1,310,000	1,267,035
5.71%, 01/15/26 144A	200,000	195,427
UniCredit SpA
6.57%, 01/14/22 144A	530,000	554,848
7.83%, 12/04/23 144A	3,100,000	3,454,981
Wind Tre SpA
5.00%, 01/20/26 144A	525,000	480,375
		6,732,561
Jamaica — 0.0%
Digicel, Ltd.
6.75%, 03/01/23 144A Δ	300,000	194,250
Japan — 1.4%
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,271,858
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,143,434
Japan Treasury Discount Bill
0.00%, 06/17/19(J) Ω	1,770,000,000	15,976,586
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	250,520
3.00%, 02/22/22	180,000	180,456
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	$ 260,000	$ 255,604
4.44%, 04/02/24 144A	350,000	360,511
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 144A	1,700,000	1,785,671
		22,224,640
Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	237,886
Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,202,575
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	210,180
Kenya — 0.0%
Kenya Government International Bond
6.88%, 06/24/24	200,000	205,802
7.25%, 02/28/28 144A Δ	200,000	202,516
		408,318
Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,525,089
Luxembourg — 0.0%
Altice Financing SA
6.63%, 02/15/23 144A	350,000	358,750
ArcelorMittal
6.25%, 02/25/22Δ	50,000	53,973
6.13%, 06/01/25Δ	40,000	44,301
4.55%, 03/11/26Δ	180,000	184,219
7.00%, 10/15/39	70,000	79,825
		721,068
Mexico — 0.5%
America Movil SAB de CV
6.00%, 06/09/19(M)	3,030,000	155,112
5.00%, 03/30/20	240,000	244,805
Mexican Bonos
8.00%, 06/11/20(M)	5,120,000	264,767
6.50%, 06/10/21(M)	190,100	9,546
8.00%, 12/07/23(M)	121,800	6,322
10.00%, 12/05/24(M)	25,130,000	1,422,552
8.50%, 11/18/38(M)	31,478,500	1,634,688
7.75%, 11/13/42(M)	40,935,200	1,960,689
8.00%, 11/07/47(M)	19,952,200	976,597
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	327,154
5.50%, 07/31/47	200,000	185,000
5.50%, 07/31/47 144A	270,000	249,750
Petroleos Mexicanos
6.38%, 02/04/21	11,000	11,434
	Par	Value
5.13%, 03/15/23(E) Δ	$ 110,000	$ 134,979
6.88%, 08/04/26	200,000	208,960
6.50%, 03/13/27	80,000	80,760
6.63%, 06/15/35	29,000	27,477
5.50%, 06/27/44	170,000	139,400
6.38%, 01/23/45	465,000	412,478
6.75%, 09/21/47Δ	20,000	18,410
6.35%, 02/12/48	70,000	62,065
		8,532,945
Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	446,597
Netherlands — 1.5%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	208,089
Alcoa Nederland Holding BV
7.00%, 09/30/26 144A	200,000	216,624
Cooperatieve Rabobank UA
(Variable, ICE LIBOR USD 3M + 10.87%), 11.00%, 06/30/19 144A ^	487,000	497,958
4.75%, 01/15/20 144A	540,000	548,698
(Variable, EUR Swap Rate 5Y + 5.25%), 5.50%, 06/29/20(E) ^	500,000	582,391
4.63%, 12/01/23	400,000	418,070
4.38%, 08/04/25	920,000	949,212
5.25%, 08/04/45	370,000	417,822
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	526,159
ING Bank NV
5.80%, 09/25/23 144A	340,000	366,763
ING Groep NV
4.10%, 10/02/23	1,100,000	1,131,261
4.63%, 01/06/26 144A	1,600,000	1,680,249
Mylan NV
2.25%, 11/22/24(E)	1,500,000	1,718,768
3.95%, 06/15/26	1,700,000	1,623,452
Myriad International Holdings BV
4.85%, 07/06/27 144A	420,000	432,346
NXP BV
3.88%, 09/01/22 144A	950,000	965,798
Petrobras Global Finance BV
6.13%, 01/17/22	51,000	53,958
6.25%, 03/17/24	380,000	409,450
5.30%, 01/27/25	2,116,000	2,151,993
7.38%, 01/17/27	120,000	132,282
6.00%, 01/27/28	520,000	527,540
5.75%, 02/01/29	230,000	228,390
6.90%, 03/19/49	120,000	118,968
6.85%, 06/05/15π	550,000	534,023
Shell International Finance BV
4.38%, 03/25/20	320,000	325,607
2.88%, 05/10/26Δ	1,210,000	1,206,150
4.55%, 08/12/43	120,000	134,074
4.38%, 05/11/45	230,000	251,594
4.00%, 05/10/46	190,000	197,845

See Notes to Schedule of Investments.

	Par	Value
Stichting AK Rabobank Certificaten
6.50%, 03/29/18(E) Δ	$ 700,000	$ 914,787
Syngenta Finance NV
3.70%, 04/24/20 144A	565,000	567,120
3.93%, 04/23/21 144A	2,350,000	2,361,805
4.44%, 04/24/23 144A	1,075,000	1,097,319
5.18%, 04/24/28 144A	200,000	203,451
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	200,000	203,500
		23,903,516
Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27 144A Δ	200,000	198,159
7.14%, 02/23/30 144A Δ	250,000	250,586
		448,745
Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	1,100,000	1,144,154
Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50Δ	330,000	424,215
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	780,000	816,986
Qatar — 0.3%
Qatar Government International Bond
3.38%, 03/14/24 144A	2,260,000	2,284,724
4.00%, 03/14/29 144A	660,000	681,240
4.82%, 03/14/49 144A	1,220,000	1,285,919
		4,251,883
Russia — 0.3%
Gazprom OAO Via Gaz Capital SA
5.15%, 02/11/26 144A	340,000	346,092
7.29%, 08/16/37	100,000	117,164
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	505,040
7.00%, 08/16/23(Q)	52,440,000	774,684
7.75%, 09/16/26(Q)	9,710,000	145,321
8.15%, 02/03/27(Q)	63,930,000	980,019
7.05%, 01/19/28(Q)	150,011,000	2,133,910
		5,002,230
Singapore — 0.0%
ABJA Investment Co., Pte, Ltd.
5.45%, 01/24/28	200,000	189,385
South Africa — 0.0%
Republic of South Africa Government Bond
8.00%, 01/31/30(S)	780,000	49,866
7.00%, 02/28/31(S)	2,020,000	117,395
8.25%, 03/31/32(S)	5,580,000	355,042
8.88%, 02/28/35(S)	720,000	47,032
	Par	Value
6.25%, 03/31/36(S)	$ 915,000	$ 46,087
9.00%, 01/31/40(S) Δ	90,000	5,811
6.50%, 02/28/41(S)	390,000	19,152
8.75%, 01/31/44(S)	1,500,000	94,185
		734,570
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	954,693
Spain — 0.1%
Banco Santander SA
3.85%, 04/12/23	400,000	403,638
(Floating, ICE LIBOR USD 3M + 1.12%), 3.92%, 04/12/23†	200,000	197,662
4.38%, 04/12/28	600,000	607,261
Telefonica Emisiones SA
5.88%, 07/15/19	70,000	70,591
4.57%, 04/27/23	500,000	527,225
5.21%, 03/08/47	400,000	406,174
		2,212,551
Supranational — 1.2%
African Development Bank
(Floating, ICE LIBOR USD 3M + 0.19%), 2.80%, 06/15/20†	2,700,000	2,706,157
2.63%, 03/22/21	5,530,000	5,556,904
2.31%, 07/14/21	6,000,000	5,964,210
International Bank for Reconstruction & Development
1.63%, 09/04/20	5,210,000	5,154,855
		19,382,126
Sweden — 0.3%
Skandinaviska Enskilda Banken AB
(Floating, ICE LIBOR USD 3M + 0.43%), 3.11%, 05/17/21 144A †	2,900,000	2,900,992
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	896,538
Svenska Handelsbanken AB
3.35%, 05/24/21	250,000	252,923
		4,050,453
Switzerland — 0.8%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	241,580
Credit Suisse Group AG
4.28%, 01/09/28 144A	1,800,000	1,822,233
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	416,940
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	808,646
3.80%, 09/15/22	1,300,000	1,325,056
4.55%, 04/17/26Δ	2,440,000	2,550,831
4.88%, 05/15/45	350,000	380,186
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Swiss Re Finance Luxembourg SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 5.00%, 04/02/49 144A ^	$ 200,000	$ 202,709
UBS Group Funding Switzerland AG
3.00%, 04/15/21 144A	1,500,000	1,499,956
2.65%, 02/01/22 144A	300,000	297,448
(Floating, ICE LIBOR USD 3M + 1.53%), 4.27%, 02/01/22 144A †	200,000	204,384
3.49%, 05/23/23 144A	480,000	482,505
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ^	840,000	853,117
4.13%, 09/24/25 144A	440,000	454,682
4.25%, 03/23/28 144A	1,490,000	1,550,814
		13,091,087
Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,193,598	1,059,020
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	610,000	605,028
3.13%, 10/11/27 144A	500,000	497,443
DP World PLC
5.63%, 09/25/48 144A	620,000	646,830
		1,749,301
United Kingdom — 3.2%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	694,056
4.00%, 09/11/27 144A	220,000	214,070
Barclays Bank PLC
(Floating, ICE LIBOR USD 3M + 0.40%), 3.17%, 10/25/19†	2,700,000	2,704,730
7.63%, 11/21/22	1,700,000	1,849,744
Barclays PLC
(Variable, EUR Swap Rate 5Y + 5.88%), 6.50%, 09/15/19(E) ^	800,000	907,480
(Floating, ICE LIBOR USD 3M + 2.11%), 4.81%, 08/10/21†	1,600,000	1,631,168
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	950,000	970,010
(Floating, ICE LIBOR USD 3M + 1.38%), 4.06%, 05/16/24†	1,600,000	1,553,860
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	1,400,000	1,416,157
3.25%, 02/12/27(U)	500,000	659,797
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,060,000	1,096,715
BP Capital Markets PLC
3.56%, 11/01/21	30,000	30,641
3.81%, 02/10/24	330,000	343,360
3.54%, 11/04/24	60,000	61,813
3.51%, 03/17/25	330,000	336,867
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	220,000	220,988
	Par	Value
5.25%, 12/19/33(U)	$ 100,000	$ 175,525
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	132,580
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	206,211
HSBC Holdings PLC
3.40%, 03/08/21	610,000	615,603
(Floating, ICE LIBOR USD 3M + 0.60%), 3.28%, 05/18/21†	400,000	399,929
(Floating, ICE LIBOR USD 3M + 1.50%), 4.30%, 01/05/22† Δ	400,000	409,446
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	525,000	526,511
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23Δ ^	540,000	539,641
4.25%, 03/14/24	240,000	245,595
(Floating, ICE LIBOR USD 3M + 1.00%), 3.68%, 05/18/24†	900,000	893,104
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	633,978
4.25%, 08/18/25	220,000	224,869
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	700,000	705,947
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28^	540,000	535,105
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29Δ ^	1,000,000	1,052,010
6.50%, 09/15/37	500,000	621,982
Lloyds Bank Corporate Markets PLC
(Floating, ICE LIBOR USD 3M + 0.50%), 3.30%, 10/26/20†	1,600,000	1,600,577
Lloyds Bank PLC
(Variable, ICE LIBOR USD 3M + 11.76%), 12.00%, 12/16/24 144A Δ ^	1,200,000	1,443,716
(Step to 0.00% on 04/02/32), 7.50%, 04/02/32 STEP	2,000,000	1,551,778
Lloyds Banking Group PLC
3.90%, 03/12/24Δ	210,000	212,923
2.25%, 10/16/24(U) Δ	400,000	516,544
4.50%, 11/04/24	240,000	244,023
4.38%, 03/22/28	800,000	819,936
4.55%, 08/16/28Δ	230,000	238,393
(Variable, ICE LIBOR USD 3M + 1.21%), 3.57%, 11/07/28^	200,000	192,226
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	1,992,375
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,321,360
Reckitt Benckiser Group PLC
2.75%, 06/26/24 144A	600,000	589,978
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	191,589
2.50%, 03/22/23(E)	1,400,000	1,644,333
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	426,146

See Notes to Schedule of Investments.

	Par	Value
(Floating, ICE LIBOR USD 3M + 1.47%), 4.15%, 05/15/23†	$1,300,000	$ 1,295,557
3.88%, 09/12/23	579,000	581,742
6.00%, 12/19/23	110,000	117,485
5.13%, 05/28/24	280,000	287,566
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,255,875
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	890,000	900,466
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 05/18/29^	400,000	415,634
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	1,500,000	1,470,741
(Variable, ICE LIBOR USD 3M + 1.57%), 4.80%, 11/15/24^	1,700,000	1,751,167
(Variable, GBP Swap Rate 1Y + 1.38%), 2.92%, 05/08/26(U) ^	1,300,000	1,717,049
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	1,100,000	1,067,278
Santander UK PLC
2.38%, 03/16/20	160,000	159,498
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	176,138
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	140,358
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A ^	1,000,000	1,017,534
5.70%, 03/26/44 144A Δ	430,000	467,673
Vodafone Group PLC
3.75%, 01/16/24	1,025,000	1,034,211
4.38%, 05/30/28	910,000	925,814
5.25%, 05/30/48	170,000	168,796
		51,545,971
Total Foreign Bonds (Cost $243,329,636)		241,988,402
LOAN AGREEMENTS — 0.7%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.74%, 04/28/22†	461,786	436,004
American Airlines, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.24%, 06/27/25†	350,000	341,094
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.74%, 04/06/24†	36,034	35,275
American Builders & Contractors Supply Co., Inc. Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.50%, 10/31/23†	150,235	146,843
Asurion LLC Amendment No. 14 Replacement B-4 Term Loan
0.00%, 08/04/22† Σ	269,227	268,315
	Par	Value
Asurion LLC New B-7 Term Loan
0.00%, 11/03/24† Σ	$ 49,874	$ 49,612
(Floating, ICE LIBOR USD 1M + 3.00%), 5.50%, 11/03/24†	89,774	89,301
athenahealth, Inc. Term B Loan
(Floating, ICE LIBOR USD 3M + 4.50%), 7.20%, 02/11/26†	270,000	266,963
Atlantic Aviation FBO, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 6.25%, 12/06/25†	89,775	90,673
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.49%, 01/15/25†	73,845	73,354
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.75%, 01/02/25†	236,389	230,725
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 2M + 2.00%), 4.61%, 10/01/22†	105,408	104,887
Berry Global, Inc. Term R Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.49%, 01/19/24†	456,094	453,474
BWay Holding Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%), 6.03%, 04/03/24†	390	381
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.75%, 05/20/24†	228,440	227,763
Change Healthcare Holdings, Inc. Closing Date Term Loan
0.00%, 03/01/24† Σ	189,507	187,286
Charter Communications Operating LLC Term B Loan
0.00%, 04/30/25† Σ	250,305	248,945
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 04/30/25†	369,995	367,984
Dell International L.L.C. Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.50%, 09/07/23†	491,556	486,601
Delos Finance S.a r.l. New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.35%, 10/06/23†	310,000	309,961
Edelman Financial Center LLC The Initial Term Loan
0.00%, 07/21/25† Σ	219,450	218,010
Envision Healthcare Corporation Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 6.25%, 10/10/25†	89,625	84,061
First Eagle Holdings, Inc. Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%), 5.35%, 12/02/24†	99,750	99,501
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.35%, 10/30/22†	$160,000	$159,814
Focus Financial Partners LLC Tranche B-2 Term Loan
0.00%, 07/03/24† Σ	20,000	19,950
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 11/30/23†	171,946	170,853
HCA, Inc. Tranche B-10 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 03/13/25†	63,815	63,821
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.24%, 10/25/23†	408,355	407,877
Intelsat Jackson Holdings S.A. Tranche B-3 Term Loan
0.00%, 11/27/23† Σ	130,000	128,253
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 5.00%, 08/18/22†	240,940	238,901
LPL Holdings, Inc. Tranche B Term Loan
0.00%, 09/23/24† Σ	59,848	59,449
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 6.25%, 09/30/24†	129,674	129,756
Michaels Stores, Inc. 2018 New Replacement Term B Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.99%, 01/30/23†	511,305	501,718
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 5.00%, 01/30/23†	182,222	178,805
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.35%, 06/07/23†	486,397	471,922
Numericable U.S. LLC USD TLB Term Loan
(Floating, ICE LIBOR USD 1M + 3.69%), 6.17%, 01/31/26†	389,853	370,750
ON Semiconductor Corporation 2018 New Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.25%, 03/31/23†	79,193	78,544
Panther BF Aggregator 2 L P Term Loan B
0.00%, 03/18/26† Σ	530,000	527,019
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.49%, 03/11/22†	335,849	302,098
	Par	Value
Post Holdings, Inc., Series A Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.49%, 05/24/24†	$ 57,380	$ 56,972
Prime Security Services Borrower LLC December 2018 Incremental Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 5.25%, 05/02/22†	408,875	405,299
Realogy Group LLC Extended 2025 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.73%, 02/08/25†	62,884	61,207
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
0.00%, 02/05/23† Σ	229,413	227,146
(Floating, ICE LIBOR USD 1M + 2.75%), 5.25%, 02/05/23†	77,386	76,621
RPI Finance Trust Initial Term Loan B-6
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 03/27/23†	524,446	522,151
Sprint Communications, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 5.00%, 02/02/24†	424,203	414,022
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 04/10/23†	221,409	219,729
Unitymedia Finance LLC Facility D Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.73%, 01/15/26†	250,000	247,726
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 5.25%, 03/15/24†	871,593	823,289
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.98%, 01/15/26†	216,430	216,275
Total Loan Agreements (Cost $12,143,532)		11,896,980
MORTGAGE-BACKED SECURITIES — 41.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 3.36%, 09/15/34 144A †	1,200,000	1,200,973
Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.98%, 04/24/49(U) †	602,448	787,675

See Notes to Schedule of Investments.

	Par	Value
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 1.02%, 03/17/39(U) †	$ 732,402	$ 901,124
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.68%, 09/25/46†	401,859	372,732
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 4.19%, 09/25/45†	413,670	415,071
Banc of America Funding Trust, Series 2005-D, Class A1
4.63%, 05/25/35† γ	541,989	570,153
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
4.49%, 07/25/34† γ	52,716	54,086
Bancorp Commercial Mortgage, Series 2018-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.95% Floor), 3.38%, 09/15/35 144A †	758,492	756,903
BANK, Series 2017-BNK9, Class XA
0.82%, 11/15/54† IO γ	9,960,372	557,099
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,661,641
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A † γ	390,000	375,400
BBCCRE Trust, Series 2015-GTP, Class E
4.56%, 08/10/33 144A † γ	1,210,000	1,083,905
BBCMS Trust, Series 2015-STP, Class A
3.32%, 09/10/28 144A	1,193,690	1,199,789
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.69%, 01/26/38 144A †	985,173	948,472
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
4.57%, 05/25/35† γ	167,150	169,423
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
4.73%, 02/25/33† γ	8,541	8,635
Bear Stearns ARM Trust, Series 2004-2, Class 24A
2.39%, 05/25/34	18,941	17,856
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
4.34%, 01/26/36† γ	472,814	430,243
BX Commercial Mortgage Trust, Series 2018-IND, Class H
(Floating, ICE LIBOR USD 1M + 3.00%, 3.00% Floor), 5.48%, 11/15/35 144A †	2,960,321	2,976,650
	Par	Value
BX Trust, Series 2017-IMC, Class F
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 6.73%, 10/15/32 144A †	$1,000,000	$1,000,358
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
4.68%, 02/19/34† γ	269,452	273,513
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
4.33%, 04/20/35† γ	357,651	358,365
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 3.41%, 11/15/36 144A †	540,000	540,430
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA
1.21%, 05/10/47† IO γ	875,652	43,843
Cold Storage Trust, Series 2017-ICE3, Class B
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 3.73%, 04/15/36 144A †	460,000	460,601
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	52,500
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	42,004
COMM Mortgage Trust, Series 2013-CR12, Class C
5.08%, 10/10/46† γ	20,000	20,762
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	385,948
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A † γ	160,000	166,190
COMM Mortgage Trust, Series 2015-DC1, Class C
4.35%, 02/10/48† γ	80,000	80,146
Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-AR20, Class 2X
0.00%, 08/25/33 IO	8,450	—
CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2003-AR18, Class 2X
0.00%, 07/25/33 IO	23,674	—
CSMC Trust, Series 2010-16, Class B9
4.24%, 06/25/50 144A † γ	2,185,686	1,704,692
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	5,418,282	5,309,786
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CSMC Trust, Series 2018-PLUM, Class A
(Floating, ICE LIBOR USD 1M + 3.23%, 3.23% Floor), 5.72%, 08/15/20 144A †	$1,050,000	$1,051,326
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	536,022
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
4.08%, 02/25/36† γ	783,772	748,106
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 3.31%, 06/15/35 144A †	1,400,000	1,394,672
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	624	661
4.00%, 10/01/25	132,451	136,754
5.50%, 02/01/27	23,534	25,207
4.50%, 10/01/29	2,006	2,100
7.50%, 11/01/29	3,097	3,553
7.50%, 12/01/29	3,477	3,973
7.50%, 02/01/31	4,194	4,343
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 11.36% Cap), 4.48%, 07/01/31†	2,878	2,962
7.50%, 11/01/31	7,821	7,834
(Floating, ICE LIBOR USD 1Y + 1.98%, 10.50% Cap), 4.35%, 04/01/32†	1,062	1,104
3.50%, 08/01/33	666,943	682,960
5.00%, 08/01/33	4,195	4,523
5.00%, 09/01/33	814	878
5.00%, 10/01/33	2,288	2,466
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 9.19% Cap), 4.59%, 03/01/34†	1,048	1,112
5.00%, 12/01/34	68,692	74,034
5.50%, 05/01/35	241,583	265,169
5.00%, 07/01/35	3,528	3,805
5.00%, 11/01/35	102,800	110,789
5.50%, 11/01/35	24,828	27,266
5.00%, 12/01/35	9,622	10,472
6.00%, 02/01/36	193,044	208,901
5.00%, 02/01/37	9,108	9,814
5.50%, 07/01/37	27,301	30,009
3.00%, 02/01/38	278,275	278,687
3.00%, 04/01/38	186,798	187,224
5.50%, 04/01/38	6,511	7,153
7.00%, 03/01/39	15,264	17,477
4.50%, 06/01/39	79,104	83,806
6.50%, 09/01/39	32,355	37,166
4.00%, 02/01/41	57,736	59,952
5.00%, 06/01/41	3,017	3,261
3.50%, 10/01/42	111,980	114,105
4.00%, 10/01/42	48,995	50,777
	Par	Value
3.50%, 11/01/42	$ 251,310	$ 256,086
3.50%, 12/01/42	68,006	69,299
3.50%, 01/01/43	379,058	386,259
3.50%, 02/01/43	260,882	265,784
3.50%, 03/01/43	615,145	626,797
4.00%, 04/01/43	113,283	117,373
3.50%, 05/01/43	421,548	431,463
4.00%, 05/01/43	52,080	54,742
4.00%, 06/01/43	61,118	64,242
4.00%, 07/01/43	205,989	216,315
4.00%, 08/01/43	115,651	119,802
4.50%, 12/01/43	794,681	839,860
3.50%, 02/01/44	61,467	62,633
4.50%, 02/01/44	637,966	674,239
4.50%, 03/01/44	190,556	201,376
3.50%, 03/01/45	665,058	677,691
4.00%, 12/01/45	463,478	478,955
3.50%, 06/01/46	75,327	76,905
4.00%, 09/01/46	1,501,079	1,550,659
4.50%, 01/01/47	861,768	903,686
3.50%, 04/01/47	11,512,150	11,753,258
3.50%, 06/01/47	85,098	86,754
4.00%, 07/01/47	741,607	766,437
5.00%, 07/01/47	461,012	488,857
4.00%, 08/01/47	172,103	179,100
3.00%, 09/01/47	1,171,028	1,167,606
3.50%, 09/01/47	1,428,794	1,452,574
3.50%, 02/01/48	369,459	375,549
3.50%, 04/01/48	1,949,449	1,981,585
4.00%, 04/01/48	281,828	290,983
4.00%, 05/01/48	1,798,977	1,857,418
3.50%, 06/01/48	574,640	586,071
4.50%, 08/01/48	1,941,076	2,071,494
5.00%, 08/01/48	471,547	499,710
4.00%, 09/01/48	7,288,745	7,522,528
5.00%, 09/01/48	479,712	508,417
3.50%, 10/01/48	99,999	101,648
5.00%, 10/01/48	383,648	406,604
4.00%, 11/01/48	1,464,019	1,511,290
5.00%, 11/01/48	290,398	307,589
4.50%, 01/01/49	1,899,994	1,988,369
5.00%, 01/01/49	1,659,338	1,758,445
3.50%, 02/01/49	999,999	1,015,848
3.00%, 03/01/49	200,000	199,221
3.00%, 04/01/49	7,000,000	6,972,724
3.50%, 04/01/49	1,500,000	1,523,078
3.00%, 04/19/49 TBA	6,000,000	5,973,867
4.00%, 04/19/49 TBA	500,000	514,717
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	158,305	178,130
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 2.98%, 06/15/37†	106,770	107,475

See Notes to Schedule of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 3.75%, 01/15/40† IO	$ 220,687	$ 31,877
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.47%, 10/15/41† IO	148,748	22,464
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 4.01%, 12/15/41† IO	278,973	52,129
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.52%, 08/15/42† IO	229,907	41,880
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	836,335	128,168
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	349,888	330,050
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	290,590	25,607
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	270,729	32,974
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.47%, 02/15/44† IO	110,973	17,261
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.52%, 05/15/44† IO	115,965	18,675
Federal Home Loan Mortgage Corporation REMIC, Series 4415
1.52%, 04/15/41† IO γ	155,541	7,828
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 2.95%, 07/15/40†	405,647	404,591
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	1,346,406	1,338,283
3.00%, 06/15/48	1,014,047	1,006,095
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	1,374,290	1,360,824
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.52%, 12/15/46† IO	403,484	72,118
	Par	Value
Federal National Mortgage Association
9.50%, 05/01/22	$ 80	$ 81
(Floating, COF 11th District San Francisco + 1.25%, 12.75% Cap), 2.33%, 07/01/22†	1,069	1,063
5.50%, 09/01/23	18,763	19,331
5.50%, 10/01/23	4,548	4,703
9.50%, 07/01/24	72	72
2.81%, 04/01/25	50,000	50,340
5.50%, 05/01/25	8,007	8,120
(Floating, COF 11th District San Francisco + 1.25%, 12.05% Cap), 2.31%, 07/01/27†	8,272	8,193
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 11.86% Cap), 4.26%, 08/01/27†	14,304	14,886
(Floating, COF 11th District San Francisco + 1.25%, 10.62% Cap), 2.31%, 11/01/27 CONV †	9,150	9,086
2.84%, 01/01/28	820,000	813,708
3.08%, 01/01/28	140,000	141,790
3.15%, 03/01/28	150,000	152,703
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%, 12.39% Cap), 4.89%, 02/01/30†	69,747	71,232
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 10.65% Cap), 4.63%, 06/01/30 CONV †	11,572	11,699
8.00%, 10/01/30	9,506	11,253
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 12.62% Cap), 4.95%, 12/01/30 CONV †	3,433	3,473
(Floating, COF 11th District San Francisco + 1.25%, 10.55% Cap), 2.31%, 01/01/31†	4,897	4,826
4.50%, 04/01/31	45,544	47,853
4.50%, 05/01/31	165,358	173,739
4.50%, 06/01/31	49,703	52,226
4.50%, 11/01/31	72,510	76,273
6.00%, 11/01/31	1,911	2,105
4.50%, 12/01/31	113,510	119,414
6.00%, 01/01/32	53,568	57,731
6.00%, 03/01/32	3,479	3,766
6.00%, 04/01/32	105,854	114,278
(Floating, COF 11th District San Francisco + 1.25%, 10.95% Cap), 2.31%, 06/01/32†	6,608	6,508
(Floating, COF 11th District San Francisco + 1.25%, 12.22% Cap), 2.33%, 08/01/32†	6,725	6,625
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 9.75% Cap), 4.88%, 02/01/33†	898	910
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, COF 11th District San Francisco + 1.25%, 11.98% Cap), 2.33%, 05/01/33†	$ 16,510	$ 16,282
5.00%, 07/01/33	20,874	22,466
5.00%, 09/01/33	25,634	27,591
3.50%, 04/19/34 TBA	8,300,000	8,489,667
3.50%, 05/01/34	142,055	146,122
6.00%, 10/01/34	26,439	28,494
(Floating, ICE LIBOR USD 1Y + 1.55%, 9.67% Cap), 4.60%, 12/01/34†	13,060	13,584
6.00%, 05/01/35	414,612	457,325
6.00%, 07/01/35	76,175	83,044
5.50%, 09/01/35	55,166	58,916
5.00%, 10/01/35	72,018	77,527
6.00%, 10/01/35	21,200	23,182
(Floating, COF 11th District San Francisco + 1.25%, 10.54% Cap), 2.31%, 11/01/35†	3,358	3,358
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.95%, 8.99% Cap), 4.28%, 11/01/35†	35,412	36,695
6.00%, 11/01/35	268,198	290,554
5.50%, 04/01/36	3,411	3,545
(Floating, COF 11th District San Francisco + 1.25%, 3.58% Floor, 12.93% Cap), 4.06%, 05/01/36†	30,399	31,677
5.50%, 11/01/36	58,767	64,611
5.50%, 03/01/37	3,559	3,918
6.00%, 07/01/37	563,778	621,514
6.50%, 10/01/37	50,723	56,069
7.00%, 10/01/37	1,326	1,449
7.00%, 11/01/37	4,994	5,444
(Floating, COF 11th District San Francisco + 1.25%, 10.65% Cap), 2.31%, 12/01/37†	22,350	22,016
3.00%, 12/01/37	181,005	182,191
7.00%, 12/01/37	3,305	3,834
(Floating, COF 11th District San Francisco + 1.25%, 10.52% Cap), 2.31%, 01/01/38†	13,371	13,263
7.00%, 02/01/38	1,736	1,900
4.50%, 03/01/38	3,516	3,669
4.50%, 04/01/38	70,119	74,136
5.00%, 04/01/38	70,370	75,677
5.00%, 06/01/38	77,726	83,515
5.50%, 08/01/38	41,505	45,437
7.00%, 11/01/38	15,575	17,806
7.00%, 02/01/39	6,875	7,911
6.00%, 12/01/39	247,608	273,309
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 9.70% Cap), 3.73%, 06/01/40†	29,200	29,978
3.73%, 10/01/40†	98,383	98,290
(Floating, COF 11th District San Francisco + 1.25%, 10.25% Cap), 2.31%, 11/01/40†	7,877	7,787
4.50%, 04/01/41	97,777	103,406
4.50%, 08/01/41	56,021	59,238
4.50%, 11/01/41	307,397	324,861
	Par	Value
4.00%, 06/01/42	$ 53,543	$ 55,561
3.50%, 09/01/42	51,527	52,527
2.50%, 10/01/42	376,329	367,360
4.00%, 10/01/42	201,975	209,053
2.50%, 11/01/42	22,194	21,665
4.00%, 11/01/42	1,632,213	1,705,421
2.50%, 12/01/42	15,688	15,314
3.00%, 12/01/42	16,624	16,640
4.00%, 12/01/42	112,961	117,220
2.50%, 01/01/43	15,956	15,576
3.00%, 01/01/43	300,479	300,773
3.50%, 01/01/43	1,579,924	1,608,666
2.50%, 02/01/43	19,476	19,012
2.50%, 03/01/43	1,408,913	1,375,342
3.00%, 03/01/43	188,393	188,570
2.50%, 04/01/43	1,194,360	1,165,900
3.00%, 04/01/43	282,742	283,019
4.00%, 04/01/43	53,045	55,617
2.50%, 05/01/43	26,966	26,323
3.00%, 05/01/43	181,534	181,713
2.50%, 06/01/43	23,347	22,791
3.00%, 06/01/43	53,209	53,261
4.00%, 06/01/43	486,523	508,734
3.00%, 07/01/43	494,748	495,234
4.00%, 07/01/43	508,816	531,775
2.50%, 08/01/43	832,114	811,111
4.00%, 08/01/43	171,438	177,489
4.50%, 09/01/43	535,847	564,337
2.50%, 10/01/43	38,624	37,638
4.50%, 10/01/43	181,373	190,830
4.50%, 11/01/43	121,754	128,058
4.50%, 12/01/43	170,760	179,626
4.50%, 01/01/44	108,712	114,348
4.50%, 02/01/44	810,092	853,850
4.50%, 07/01/44	100,063	106,296
4.50%, 10/01/44	419,281	444,882
4.00%, 01/01/45	164,742	172,171
4.50%, 02/01/45	1,052,381	1,123,373
4.50%, 04/01/45	588,929	627,204
4.50%, 05/01/45	66,194	70,731
3.50%, 06/01/45	632,693	643,810
4.50%, 06/01/45	779,159	821,140
3.00%, 11/01/45	1,504,338	1,500,923
3.50%, 12/01/45	219,244	223,717
3.50%, 01/01/46	438,139	447,575
3.00%, 05/01/46	524,407	522,817
3.00%, 07/01/46	633,844	632,307
3.00%, 08/01/46	1,052,689	1,049,600
3.00%, 09/01/46	326,796	325,902
3.00%, 11/01/46	3,105,138	3,096,820
4.50%, 11/01/46	809,821	848,012
5.00%, 11/01/46	1,008,541	1,074,371
3.00%, 01/01/47	326,812	325,821
3.50%, 02/01/47	5,604,377	5,702,714
4.50%, 03/01/47	919,395	967,358
4.00%, 04/01/47	735,627	764,249
4.00%, 05/01/47	172,148	178,628

See Notes to Schedule of Investments.

	Par	Value
4.50%, 05/01/47	$ 847,229	$ 887,160
4.50%, 06/01/47	707,362	752,214
4.50%, 07/01/47	1,521,428	1,604,413
3.00%, 09/01/47	1,423,038	1,419,588
3.50%, 09/01/47	19,435,537	19,818,699
3.50%, 10/01/47	19,711,668	20,100,273
3.50%, 11/01/47	24,802,490	25,291,459
4.50%, 11/01/47	343,844	362,691
3.50%, 12/01/47	25,118,521	25,613,720
4.00%, 12/01/47	572,223	598,943
4.00%, 01/01/48	577,204	604,157
3.50%, 02/01/48	2,384,586	2,422,507
4.00%, 02/01/48	1,945,123	2,030,783
4.00%, 03/01/48	1,621,772	1,690,061
4.00%, 05/01/48	945,774	985,404
5.00%, 05/01/48	411,834	435,571
3.50%, 06/01/48	2,115,739	2,149,000
4.00%, 06/01/48	952,750	996,712
3.50%, 07/01/48	2,273,753	2,309,532
4.00%, 07/01/48	1,936,473	2,020,645
3.50%, 08/01/48	10,735,260	10,946,879
4.00%, 08/01/48	3,840,870	3,976,728
4.50%, 09/01/48	973,210	1,036,953
5.00%, 10/01/48	1,414,622	1,497,151
4.00%, 11/01/48	2,068,120	2,130,963
5.00%, 11/01/48	1,903,930	2,014,713
3.50%, 01/01/49	1,615,097	1,639,382
3.50%, 02/01/49	2,199,999	2,233,554
3.00%, 03/01/49	454	452
3.00%, 04/01/49	558	556
3.50%, 04/19/49 TBA	6,300,000	6,385,882
4.50%, 04/19/49 TBA	27,000,000	28,135,377
5.00%, 04/19/49 TBA	3,100,000	3,277,814
3.00%, 05/19/49 TBA	34,400,000	34,216,166
3.50%, 05/19/49 TBA	16,100,000	16,304,389
4.50%, 05/19/49 TBA	10,000,000	10,412,385
3.00%, 06/19/49 TBA	58,000,000	57,644,721
4.00%, 02/01/56	543,380	561,947
4.50%, 04/01/56	861,844	914,057
5.50%, 09/01/56	798,753	865,035
4.00%, 01/01/57	328,569	339,888
3.50%, 03/01/57	2,428,093	2,457,334
4.00%, 06/01/57	607,492	628,371
4.50%, 09/01/57	995,259	1,051,326
Federal National Mortgage Association ACES, Series 2015-M1
0.54%, 09/25/24† IO γ	3,800,395	92,034
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	242,675	241,729
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	249,008	17,438
4.50%, 11/25/39 IO	43,613	8,846
	Par	Value
3.50%, 11/25/41 IO	$168,495	$ 31,260
4.00%, 11/25/41 IO	207,178	40,772
4.00%, 04/25/42 IO	383,279	71,388
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	22	183
Federal National Mortgage Association REMIC, Series 1991-97
1,009.30%, 08/25/21 IO	12	121
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 2.93%, 10/18/30†	6,393	6,425
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	361,631	407,346
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.26%, 03/25/37† IO	489,572	90,504
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	300,558	327,952
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	906,307	1,004,901
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 4.06%, 10/25/41† IO	369,692	58,865
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	144,580	11,862
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	25,425	29,745
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	231,237	21,830
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.66%, 12/25/42† IO	128,440	22,365
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	$ 86,055	$ 99,438
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	9,761	10,456
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 4.01%, 04/25/42† IO	124,797	21,614
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	127,466	138,049
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.16%, 02/25/41† IO	24,312	2,537
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.16%, 03/25/42† IO	157,089	21,235
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 4.11%, 07/25/42† IO	45,610	7,703
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.46%, 12/25/43† IO	482,285	88,975
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	197,249	34,023
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	956,805	78,306
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	538,519	91,861
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.66%, 06/25/43† IO	217,764	41,877
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	544,441	599,012
	Par	Value
6.50%, 07/25/42	$ 220,003	$251,972
Federal National Mortgage Association REMIC, Series 2014-47
1.65%, 08/25/44† IO γ	438,179	22,926
Federal National Mortgage Association REMIC, Series 2015-55
1.47%, 08/25/55† IO γ	145,229	7,413
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.66%, 08/25/45† IO	66,874	13,952
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.61%, 10/25/57† IO	934,750	164,053
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.71%, 11/25/47† IO	305,278	46,258
FHLMC Multifamily Structured Pass-Through Certificates, Series K015
1.57%, 07/25/21† IO γ	579,099	17,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.48%, 10/25/21† IO γ	181,716	5,928
FHLMC Multifamily Structured Pass-Through Certificates, Series K044
0.75%, 01/25/25† IO γ	1,270,594	45,347
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.44%, 08/25/27† IO γ	2,436,715	78,226
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
0.95%, 08/25/23† IO γ	3,273,923	109,996
FHLMC Multifamily Structured Pass-Through Certificates, Series KF11
(Floating, ICE LIBOR USD 1M + 0.65%), 3.14%, 09/25/25†	440,141	441,291
FHLMC Multifamily Structured Pass-Through Certificates, Series KF57
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 3.03%, 12/25/28†	120,000	120,283

See Notes to Schedule of Investments.

	Par	Value
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 6.29%, 03/25/29†	$ 250,000	$ 275,070
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.80%, 07/25/44†	575,308	578,550
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.33%, 06/25/34† γ	221,477	220,678
Flagstar Mortgage Trust, Series 2018-2, Class A4
3.50%, 04/25/48 144A † γ	1,230,603	1,224,402
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	5,295,059	27,545
Government National Mortgage Association
7.00%, 01/15/26	2,603	2,758
7.00%, 07/15/27	25,813	28,637
7.00%, 01/15/28	11,666	11,789
7.00%, 03/15/28	32,849	36,805
7.00%, 07/15/28	3,822	4,067
7.50%, 07/15/28	10,087	10,229
6.50%, 08/15/28	2,368	2,602
7.00%, 08/15/28	6,534	7,028
7.50%, 08/15/28	6,856	7,485
6.50%, 09/15/28	4,267	4,766
7.00%, 10/15/28	11,593	11,665
7.50%, 03/15/29	11,419	13,102
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 4.13%, 11/20/29†	20,086	20,783
8.50%, 08/15/30	491	504
8.50%, 11/20/30	5,353	6,154
6.50%, 08/15/31	30,597	34,171
7.50%, 08/15/31	8,049	8,715
6.50%, 10/15/31	50,630	56,261
6.00%, 11/15/31	100,744	110,891
6.50%, 11/15/31	62,733	68,891
6.00%, 12/15/31	20,477	23,019
6.00%, 01/15/32	70,007	76,458
6.00%, 02/15/32	98,508	106,174
6.50%, 02/15/32	87,789	96,424
6.00%, 04/15/32	39,053	42,092
7.50%, 04/15/32	32,996	33,541
6.50%, 06/15/32	53,906	59,224
6.50%, 08/15/32	119,780	131,576
6.50%, 09/15/32	95,734	106,746
6.00%, 10/15/32	72,631	81,581
5.50%, 11/15/32	10,311	11,156
6.00%, 11/15/32	58,345	63,429
6.00%, 12/15/32	27,261	29,751
6.50%, 12/15/32	8,611	9,460
	Par	Value
5.50%, 01/15/33	$ 5,896	$ 6,340
6.00%, 01/15/33	29,422	32,111
5.50%, 02/15/33	14,666	16,137
6.00%, 02/15/33	25,873	29,086
5.50%, 03/15/33	14,844	16,318
6.50%, 04/15/33	161,282	185,079
6.00%, 06/15/33	18,461	19,898
5.50%, 07/15/33	15,873	17,356
5.50%, 08/15/33	7,314	7,916
5.50%, 09/15/33	3,091	3,312
6.00%, 10/15/33	35,569	38,337
6.50%, 10/15/33	67,959	74,664
5.50%, 04/15/34	10,553	11,569
5.50%, 05/15/34	2,608	2,793
6.50%, 08/15/34	123,846	138,418
5.50%, 09/15/34	65,420	71,993
5.50%, 12/15/34	67,130	73,878
5.50%, 01/15/35	46,898	51,581
6.00%, 09/20/38	148,483	164,229
5.00%, 07/20/40	12,834	13,782
5.00%, 09/20/40	55,786	59,711
4.00%, 10/20/40	7,282	7,585
6.00%, 10/20/40	22,829	25,681
6.00%, 01/20/41	18,795	20,247
4.50%, 04/20/41	250,692	264,112
3.00%, 09/15/42	442,699	446,124
3.00%, 11/15/42	580,192	584,682
4.00%, 08/20/43	423,018	440,110
4.00%, 10/20/43	1,390,511	1,446,780
3.50%, 06/20/44	173,845	178,158
3.00%, 01/15/45	3,762,751	3,782,542
3.00%, 02/15/45	121,836	122,521
3.50%, 03/20/45	81,207	83,136
3.50%, 04/15/45	782,567	800,073
4.00%, 05/20/45	38,859	40,427
4.00%, 08/20/45	775,107	804,500
4.00%, 10/20/45	332,670	344,792
3.50%, 09/20/46	2,662,573	2,728,087
3.00%, 01/20/47	1,440,500	1,449,579
3.00%, 03/20/47	864,503	870,478
4.00%, 08/20/47	1,832,799	1,893,941
3.00%, 09/20/47	1,349,651	1,356,534
3.50%, 10/20/47	1,099,932	1,124,830
3.50%, 11/20/47	90,714	92,759
4.00%, 12/20/47	512,553	529,651
3.00%, 02/20/48	1,993,641	2,003,409
3.50%, 06/15/48	279,450	286,772
4.50%, 06/20/48	365,882	380,336
4.00%, 07/20/48	886,086	915,646
4.50%, 08/20/48	300,672	312,524
4.00%, 09/20/48	1,599,999	1,652,625
4.50%, 09/20/48	393,359	405,459
4.00%, 10/20/48	1,500,002	1,549,338
4.50%, 10/20/48	5,068,925	5,270,716
4.50%, 11/20/48	12,783	13,292
5.00%, 11/20/48	1,433,352	1,502,593
4.50%, 12/20/48	12,118,496	12,647,196
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.00%, 12/20/48	$ 3,276,380	$ 3,438,492
4.50%, 01/20/49	10,261,111	10,674,742
5.00%, 01/20/49	7,336,506	7,687,701
5.00%, 03/20/49	5,400,000	5,670,980
3.00%, 04/19/49 TBA	1,100,000	1,104,812
3.50%, 04/19/49 TBA	10,300,000	10,523,500
4.00%, 04/19/49 TBA	3,100,000	3,200,931
4.50%, 04/19/49 TBA	24,500,000	25,449,853
5.00%, 04/19/49 TBA	2,000,000	2,089,719
5.00%, 05/19/49 TBA	5,800,000	6,054,295
3.15%, 06/16/60† γ	229,974	228,633
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.79%, 05/20/37†	116,682	116,524
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 4.09%, 08/20/37† IO	1,027,647	168,769
Government National Mortgage Association, Series 2010-31
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 4.01%, 03/20/39† IO	15,336	401
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.16%, 01/20/40† IO	37,498	3,109
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.91%, 12/20/60†	237,918	237,459
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 2.99%, 03/20/61†	329,181	329,180
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 3.01%, 03/20/61†	220,638	220,738
Government National Mortgage Association, Series 2012-144
0.41%, 01/16/53† IO γ	7,732,914	220,438
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.56%, 03/20/42† IO	39,354	5,646
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	133,030	8,746
Government National Mortgage Association, Series 2012-H27
(Variable, ICE LIBOR USD 1M + 0.00%, 2.15% Floor, 12.18% Cap), 1.76%, 10/20/62† IO	735,213	37,079
	Par	Value
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 2.86%, 12/20/62†	$1,106,002	$1,102,795
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	118,097	16,125
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.11%, 08/20/44† IO	83,861	10,997
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.71%, 08/20/44† IO	226,998	41,461
Government National Mortgage Association, Series 2014-135
0.82%, 01/16/56† IO γ	6,016,150	310,797
Government National Mortgage Association, Series 2014-93
0.76%, 11/16/55† IO γ	3,108,919	129,457
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	119,219	22,887
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 3.06%, 05/20/65†	2,387,083	2,381,391
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 2.94%, 05/20/65†	2,472,181	2,468,986
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 3.08%, 06/20/65†	3,996,356	3,990,130
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 3.09%, 06/20/65†	1,523,594	1,521,562
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 3.11%, 06/20/65†	3,778,363	3,776,519
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 3.11%, 07/20/65†	3,812,770	3,810,803
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor, 12.31% Cap), 2.97%, 06/20/65†	582,354	582,032
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 3.11%, 07/20/65†	577,576	577,297

See Notes to Schedule of Investments.

	Par	Value
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 3.11%, 08/20/65†	$ 590,212	$ 589,919
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 3.11%, 09/20/65†	606,308	605,982
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 3.13%, 09/20/65†	711,531	711,718
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 3.03%, 10/20/65†	1,383,647	1,385,708
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 3.19%, 08/20/61†	69,647	69,738
Government National Mortgage Association, Series 2016-152
0.93%, 08/15/58† IO γ	5,325,482	404,460
Government National Mortgage Association, Series 2017-190
0.69%, 03/16/60† IO γ	7,204,226	444,447
Government National Mortgage Association, Series 2017-H15
(Variable, ICE LIBOR USD 1Y + 0.00%, 2.35% Floor), 2.23%, 07/20/67† IO	596,382	80,509
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 3.52%, 07/20/67†	1,864,861	1,903,295
Government National Mortgage Association, Series 2017-H18
(Variable, ICE LIBOR USD 1Y + 0.00%, 2.40% Floor), 1.58%, 09/20/67† IO	4,590,941	429,253
Government National Mortgage Association, Series 2017-H20
(Variable, ICE LIBOR USD 1Y + 0.00%, 2.40% Floor), 2.00%, 10/20/67† IO	198,851	22,590
Government National Mortgage Association, Series 2017-H22
(Variable, ICE LIBOR USD 1Y + 0.00%, 2.52% Floor), 2.17%, 11/20/67† IO	1,639,364	192,789
Government National Mortgage Association, Series 2018-118
3.20%, 05/16/49	297,473	296,132
Government National Mortgage Association, Series 2018-123
3.25%, 09/16/52	69,556	69,368
	Par	Value
Government National Mortgage Association, Series 2018-129
3.10%, 05/16/59	$ 586,342	$ 582,602
Government National Mortgage Association, Series 2018-98
3.00%, 10/16/50	168,006	166,276
Government National Mortgage Association, Series 2018-99
3.20%, 01/16/52	267,434	267,143
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 2.81%, 05/20/68†	1,116,840	1,111,190
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 3.39%, 11/21/35 144A †	1,677,630	1,676,860
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.67%, 01/25/37†	487,614	460,658
GS Mortgage Securities Corporation II, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	378,988
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.78%, 09/15/31 144A †	1,530,000	1,509,420
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	140,529
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.52%, 09/25/35† γ	464,459	475,009
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.66%, 08/20/56(U) †	587,659	766,817
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor, 11.00% Cap), 3.21%, 10/25/34†	33,752	33,112
IndyMac ARM Trust, Series 2001-H2, Class A1
3.91%, 01/25/32† γ	5,699	5,671
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.52%, 0.26% Floor, 11.50% Cap), 3.01%, 01/25/36†	113,396	112,446
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.16%, 05/15/45† γ	280,000	280,633
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 3.32%, 07/15/34 144A †	$4,000,000	$3,990,412
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.57%, 02/25/35† γ	46,878	46,812
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † γ	2,807,266	2,834,596
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	1,087,650	1,084,888
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
4.89%, 01/15/47† γ	50,000	53,358
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	840,000	856,415
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	800,000	815,521
Kensington Mortgage Securities PLC, Series 2007-1X, Class A3C
(Floating, ICE LIBOR USD 3M + 0.17%), 2.76%, 06/14/40†	870,156	850,222
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 1.72%, 11/15/49(U) †	926,639	1,209,596
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 1.01%, 01/01/61(U) †	755,690	918,422
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.45%, 01/01/61(U) †	606,041	764,933
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A1
(Floating, ICE LIBOR GBP 3M + 2.48%), 3.41%, 03/12/20(U) 144A † Ψ †††	982,760	1,247,997
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A2
(Floating, ICE LIBOR GBP 3M + 3.75%), 4.67%, 03/12/20(U) 144A † Ψ †††	366,126	464,940
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 1.11%, 04/15/47(U) †	746,456	921,791
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
4.47%, 11/21/34† γ	229,514	236,899
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
4.19%, 05/25/34† γ	85,790	85,434
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 05/15/46	$ 300,000	$ 303,740
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	141,974
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	379,340
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	486,476
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,427,233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	823,132
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.45%, 07/13/29 144A † γ	800,000	805,896
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 11.50% Cap), 2.77%, 10/25/35†	301,845	298,605
MSCG Trust, Series 2015-ALDR, Class A2
3.46%, 06/07/35 144A † γ	580,000	579,497
MSCG Trust, Series 2016-SNR, Class C
5.21%, 11/15/34 144A	331,500	332,231
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.69%, 12/26/35 144A †	359,582	357,478
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 3.14%, 06/25/57 144A †	908,549	904,188
Prime Mortgage Trust, Series 2006-DR1, Class 2A1
5.50%, 05/25/35 144A	1,981,675	1,614,241
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00%, 05/25/35 144A	1,597,626	1,290,142
ResLoC UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	1,070,211	1,138,454
(Floating, ICE LIBOR GBP 3M + 0.16%), 1.00%, 12/15/43(U) †	267,553	328,711

See Notes to Schedule of Investments.

	Par	Value
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.66%, 08/20/56(U) †	$ 169,418	$ 220,264
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.66%, 08/20/56(U) †	1,839,392	2,391,441
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 3.43%, 06/15/33 144A †	450,000	450,264
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor, 11.50% Cap), 3.42%, 07/20/33†	59,941	57,173
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.00% Cap), 3.12%, 04/19/27†	314,099	307,432
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	333,145
Station Place Securitization Trust, Series 2015-2, Class A
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 3.04%, 07/15/19 144A †	350,000	350,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.79%, 10/25/35†	570,771	569,170
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.73%, 07/19/35†	69,417	68,119
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.50% Cap), 3.13%, 09/25/43†	7,110	7,087
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
4.53%, 04/25/45† γ	54,647	55,312
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.87%, 10/20/51(U) 144A †	2,000,000	2,605,552
	Par	Value
Towd Point Mortgage Funding Vantage1 PLC, Series 2016-V1A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.20%), 2.06%, 02/20/54(U) 144A †	$ 382,816	$ 500,374
TPG Real Estate Finance Issuer, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 3.23%, 02/15/35 144A †	497,069	497,814
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 2.08%, 07/15/51(U) 144A †	225,815	295,921
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.48%, 12/10/45 144A † γ	320,000	305,888
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	100,756
Warwick Finance Residential Mortgages Number One PLC, Series 1, Class A
(Floating, ICE LIBOR GBP 3M + 1.00%), 1.84%, 09/21/49(U) †	1,045,235	1,364,112
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A7
4.49%, 02/25/33† γ	3,833	3,878
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.80%, 06/25/42†	9,381	9,144
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.39% Floor, 10.50% Cap), 3.27%, 01/25/45†	1,245,922	1,228,073
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 10.50% Cap), 2.78%, 10/25/45†	900,017	886,277
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 3.03%, 07/25/45†	580,549	576,146
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor, 10.50% Cap), 3.07%, 07/25/45†	$ 118,908	$ 118,420
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.90%, 02/25/37† γ	251,898	232,629
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3
3.99%, 02/25/37† γ	156,219	153,570
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 3.16%, 04/25/47†	577,557	572,403
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	161,832	164,063
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
4.70%, 12/28/37† γ	458,105	452,459
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.29%, 07/15/46† γ	20,000	20,601
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA
1.32%, 08/15/50† IO γ	2,539,261	109,789
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2
5.15%, 03/25/35† γ	47,621	49,038
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.39%, 06/15/45 144A † IO γ	271,686	9,194
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.20%, 05/15/45 144A † IO γ	2,405,110	98,420
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.06%, 03/15/47† IO γ	929,697	36,326
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.07%, 08/15/47† IO γ	3,406,301	138,476
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	297,307
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	291,356
Total Mortgage-Backed Securities (Cost $657,066,969)		660,106,307
MUNICIPAL BONDS — 0.6%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	997,242
	Par	Value
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	$ 250,000	$ 326,154
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	920,136
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	394,344
City of Chicago IL
7.75%, 01/01/42	2,177,000	2,781,357
Northstar Education Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.10%, 0.10% Floor), 2.87%, 04/28/30†	123,057	122,608
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	353,562
State of California, General Obligation
7.95%, 03/01/36	265,000	277,673
7.55%, 04/01/39	410,000	623,434
State of Illinois, General Obligation
5.10%, 06/01/33	1,115,000	1,096,502
6.63%, 02/01/35	495,000	537,632
7.35%, 07/01/35	465,000	528,723
Utah State Board of Regents
(Floating, ICE LIBOR USD 1M + 0.75%, 25.00% Cap), 3.24%, 09/25/56†	1,266,575	1,262,839
Total Municipal Bonds (Cost $9,794,912)		10,222,206

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.3%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,250.00, Expires 04/05/19 (GSC)	14	$ 1,739,063	1,531
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,247.00, Expires 04/26/19 (GSC)	35	4,347,656	11,485
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,295.00, Expires 04/26/19 (GSC)	48	8,068,341	1,500
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,300.00, Expires 04/26/19 (GSC)	206	26,670,820	6,438

See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
Euro Dollar, Strike Price $97.37, Expires 12/16/19 (GSC)	64	$ 15,611,200	$ 39,200
Euro vs. U.S. Dollar, Strike Price $1.14, Expires 11/05/19 (CITI)	1	7,191,896	154,270
Euro vs. U.S. Dollar, Strike Price $1.16, Expires 06/21/19 (CITI)	1	4,645,139	15,322
Long U.S. Treasury Bond Futures expiration date 5/2019, Strike Price $1,460.00, Expires 04/26/19 (GSC)	16	2,394,500	60,250
Long U.S. Treasury Bond Futures expiration date 6/2019, Strike Price $189.00, Expires 05/24/19 (MSCS)	15	2,244,844	15
Long U.S. Treasury Bond Futures expiration date 6/2019, Strike Price $190.00, Expires 05/24/19 (JPM)	12	1,795,875	12
			290,023
Call Swaptions — 0.2%
Pay 3-Month LIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 7/13/2021 USD, Strike Price $3.02, Expires 07/09/20 (DEUT)	1	115,100,000	968,723
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (MSCS)	1	211,400,000	1,799,487
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (MSCS)	1	30,200,000	257,070
	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (GSC)	1	$70,500,000	$ 600,113
			3,625,393
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,225.00, Expires 04/26/19 (GSC)	48	5,962,500	2,250
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,230.00, Expires 04/26/19 (GSC)	40	4,968,750	4,375
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,242.00, Expires 04/26/19 (GSC)	53	6,583,594	28,985
10-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $112.00, Expires 05/24/19 (JPM)	253	31,427,344	253
10-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $1,135.00, Expires 05/24/19 (MSCS)	17	1,969,078	17
5-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,120.00, Expires 04/26/19 (GSC)	92	10,656,187	92
5-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,122.00, Expires 04/26/19 (GSC)	114	13,204,406	114
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,105.00, Expires 05/24/19 (GSC)	265	30,694,453	2,070
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,125.00, Expires 04/26/19 (GSC)	14	$ 1,621,594	$ 14
Australian Dollar vs U.S. Dollar, Strike Price $0.74, Expires 04/02/19 (CITI)	1	5,250,000	76
Euro Dollar, Strike Price $97.75, Expires 06/15/20 (GSC)	336	82,131,000	193,200
Mexican Peso vs. U.S. Dollar, Strike Price $19.00, Expires 04/12/19 (CITI)	1	3,600,000	4,870
			236,316
Put Swaptions — 0.1%
Pay 2.30% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2049 USD, Strike Price $2.30, Expires 10/21/19 (GSC)	1	7,700,000	539,752
Pay 2.50% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2049 USD, Strike Price $2.50, Expires 11/07/19 (DEUT)	1	3,100,000	131,905
			671,657
Total Purchased Options (Premiums paid $3,112,243)			4,823,389

	Par
U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bonds
4.25%, 05/15/39	$4,300,000	5,377,855
4.38%, 11/15/39	200,000	254,227
2.75%, 08/15/42	600,000	597,691
2.75%, 11/15/42Δ	1,080,000	1,075,043
3.13%, 02/15/43	650,000	688,949
2.88%, 05/15/43	800,000	812,563
3.75%, 11/15/43	1,000,000	1,172,539
3.13%, 08/15/44	760,000	805,763
3.00%, 11/15/44	3,800,000	3,941,387
	Par	Value
2.50%, 02/15/45	$ 2,290,000	$ 2,161,232
3.00%, 05/15/45	690,000	716,077
2.88%, 08/15/45	3,710,000	3,760,360
2.88%, 11/15/46‡‡	7,290,000	7,382,408
3.00%, 05/15/47	8,900,000	9,225,580
2.75%, 08/15/47	2,220,000	2,188,868
2.75%, 11/15/47	3,480,000	3,430,655
3.00%, 02/15/48	20,000	20,698
3.13%, 05/15/48Δ	3,900,000	4,136,285
3.00%, 08/15/48Δ	40,000	41,415
3.38%, 11/15/48	6,140,000	6,834,707
3.00%, 02/15/49Δ	1,800,000	1,865,285
		56,489,587
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/22Δ	766,206	762,306
0.13%, 07/15/24	6,678,504	6,596,209
0.13%, 07/15/26	420,044	410,950
0.38%, 07/15/27	2,881,200	2,860,143
0.50%, 01/15/28	4,490,024	4,479,803
0.75%, 07/15/28	6,989,307	7,145,772
0.88%, 01/15/29Δ	4,386,228	4,527,516
2.13%, 02/15/40	1,071,414	1,337,146
0.75%, 02/15/42	233,931	227,857
1.38%, 02/15/44	2,322,086	2,566,822
1.00%, 02/15/48	5,205,774	5,317,306
1.00%, 02/15/49	2,090,627	2,145,426
		38,377,256
U.S. Treasury Notes
2.00%, 12/31/21‡‡	1,500,000	1,491,006
1.88%, 03/31/22‡‡	1,900,000	1,881,185
1.88%, 09/30/22‡‡	3,000,000	2,964,903
2.00%, 10/31/22‡‡	2,700,000	2,678,854
2.13%, 07/31/24	310,000	307,826
2.13%, 09/30/24	8,550,000	8,484,708
2.25%, 11/15/24	1,760,000	1,756,907
2.13%, 11/30/24	29,360,000	29,119,732
2.25%, 12/31/24	17,080,000	17,050,981
2.75%, 06/30/25	2,470,000	2,534,114
2.88%, 07/31/25	3,970,000	4,102,824
2.25%, 03/31/26	15,700,000	15,632,537
2.00%, 11/15/26Δ	14,000,000	13,662,033
2.25%, 02/15/27Δ	7,718,000	7,660,416
2.25%, 08/15/27	33,000,000	32,691,269
2.75%, 02/15/28‡‡ Δ	1,400,000	1,440,168
2.88%, 05/15/28	800,000	831,110
2.88%, 08/15/28	1,900,000	1,974,404
3.13%, 11/15/28Δ	8,180,000	8,678,309
2.63%, 02/15/29Δ	1,700,000	1,731,443
		156,674,729
U.S. Treasury Strips
2.26%, 02/15/40Ω	8,060,000	4,515,813
2.23%, 11/15/40Ω	4,030,000	2,195,989

See Notes to Schedule of Investments.

	Par	Value
2.21%, 08/15/41Ω	$4,030,000	$ 2,138,102
		8,849,904
Total U.S. Treasury Obligations (Cost $256,757,142)		260,391,476

	Shares
PREFERRED STOCK — 0.0%
GMAC Capital Trust I
(Variable, ICE LIBOR USD 3M + 5.79%), 8.47%, 05/13/19† (Cost $173,227)	6,979	182,651
MONEY MARKET FUNDS — 8.2%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø ∞	119,965,791	119,965,791
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø §	8,919,958	8,919,958
Northern Institutional U.S. Government Portfolio (Shares), 2.26%Ø	1,895,729	1,895,729
Total Money Market Funds (Cost $130,781,478)		130,781,478
TOTAL INVESTMENTS — 115.4% (Cost $1,831,762,747)		1,846,023,073

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.3)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,230.00, Expires 04/26/19 (GSC)	(64)	$(7,950,000)	(85,000)
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,252.00, Expires 04/05/19 (GSC)	(70)	(8,695,312)	(5,469)
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,255.00, Expires 04/05/19 (GSC)	(52)	(6,459,375)	(3,250)
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,225.00, Expires 04/26/19 (GSC)	(75)	(9,316,406)	(132,422)
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,235.00, Expires 04/26/19 (GSC)	(48)	(5,962,500)	(45,000)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,257.00, Expires 04/26/19 (GSC)	(70)	$ (8,695,313)	$ (8,750)
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,480.00, Expires 04/26/19 (GSC)	(16)	(2,394,500)	(33,500)
10-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $1,240.00, Expires 05/24/19 (GSC)	(105)	(964,950)	(88,594)
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,152.00, Expires 04/26/19 (GSC)	(96)	(11,119,500)	(66,000)
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,162.00, Expires 04/26/19 (GSC)	(69)	(7,992,141)	(13,477)
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,165.00, Expires 04/26/19 (GSC)	(68)	(7,876,313)	(9,563)
5-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $1,155.00, Expires 05/24/19 (GSC)	(32)	(3,706,500)	(20,750)
Euro Dollar, Strike Price $97.62, Expires 12/16/19 (GSC)	(128)	(31,222,400)	(41,600)
Euro-Bund, Strike Price $165.50, Expires 04/26/19 (JPM)	(71)	(13,252,157)	(99,555)
Euro-Bund, Strike Price $166.00, Expires 04/26/19 (JPM)	(39)	(7,279,354)	(40,686)
Euro-Bund, Strike Price $168.50, Expires 04/26/19 (MSCS)	(21)	(3,919,652)	(3,062)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Futures expiration date 5/2019, Strike Price $1,470.00, Expires 04/26/19 (GSC)	(16)	$ (2,394,500)	$ (46,000)
Mexican Peso vs. U.S. Dollar, Strike Price $20.00, Expires 04/12/19 (CITI)	1	(3,600,000)	(5,834)
			(748,512)
Call Swaptions — (0.2)%
Pay 3-Month LIBOR (Quarterly); Receive 2.96% (Semiannually): Interest Rate Swap Maturing 7/13/2022 USD, Strike Price $2.96, Expires 07/09/21 (DEUT)	1	(115,100,000)	(979,333)
Pay 3-Month LIBOR (Quarterly); Receive 3.015% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (GSC)	1	(70,500,000)	(629,785)
Pay 3-Month LIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (MSCS)	1	(211,400,000)	(1,895,030)
Pay 3-Month LIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (MSCS)	1	(30,200,000)	(270,718)
			(3,774,866)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,210.00, Expires 04/26/19 (GSC)	(25)	(3,105,469)	(25)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,235.00, Expires 04/05/19 (GSC)	(86)	$(10,682,812)	$ (5,375)
10-Year U.S. Treasury Note Future expiration date 4/2019, Strike Price $1,242.00, Expires 04/05/19 (GSC)	(34)	(4,223,438)	(11,688)
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,225.00, Expires 04/26/19 (JPM)	(127)	5,962,500	(5,954)
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,235.00, Expires 04/26/19 (GSC)	(89)	(11,055,469)	(19,469)
10-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,237.00, Expires 04/26/19 (GSC)	(34)	(4,223,437)	(10,625)
10-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $120.50, Expires 05/24/19 (GSC)	(25)	(3,105,469)	(781)
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,150.00, Expires 04/26/19 (GSC)	(103)	(11,930,297)	(6,437)
5-Year U.S. Treasury Note Future expiration date 5/2019, Strike Price $1,155.00, Expires 04/26/19 (GSC)	(17)	(1,969,078)	(3,320)
5-Year U.S. Treasury Note Future expiration date 6/2019, Strike Price $114.00, Expires 05/24/19 (GSC)	(32)	(3,706,500)	(1,000)
Euro-Bund, Strike Price $164.50, Expires 04/26/19 (MSCS)	(21)	(3,919,652)	(4,005)

See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Futures expiration date 5/2019, Strike Price $1,465.00, Expires 04/26/19 (GSC)	(9)	$ (1,346,906)	$ (1,406)
			(70,085)
Put Swaptions — (0.1)%
Pay 2.00% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2024 USD, Strike Price $2.00, Expires 10/21/19 (GSC)	1	(38,500,000)	(623,359)
Pay 2.25% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2024 USD, Strike Price $2.25, Expires 11/07/19 (DEUT)	1	(15,500,000)	(138,872)
Sell Protection on Markit CDX.NA.IG.31 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2023 USD, Strike Price $2.40, Expires 09/18/19 (GSC)	1	(3,300,000)	(60)
			(762,291)
Total Written Options (Premiums received $ (3,475,701))			(5,355,754)

	Par	Value
TBA SALE COMMITMENTS — (0.2)%
Government National Mortgage Association 3.00%, 04/19/49 TBA	$(1,000,000)	$ (1,005,053)
Government National Mortgage Association 4.00%, 04/19/49 TBA	(2,000,000)	(2,065,117)
Total TBA Sale Commitments (Proceeds $(3,044,844))		(3,070,170)
Liabilities in Excess of Other Assets — (14.9)%		(237,866,628)
NET ASSETS — 100.0%		$1,599,730,521
Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2019	(12)	$ (2,579,935)	$(126,264)
Euro-Bobl	06/2019	(23)	(3,435,045)	224
Euro-BTP	06/2019	93	13,506,667	325,719
Euro-BTP	06/2019	(197)	(28,610,897)	(664,454)
Euro-Bund	06/2019	119	22,204,436	349,870
Euro-Bund	06/2019	(387)	(72,211,066)	(1,562,348)
Euro-OAT	06/2019	(89)	(16,240,282)	(385,802)
10-Year Japanese Treasury Bond	06/2019	(12)	(16,596,228)	(63,087)
10-Year Commonwealth Treasury Bond	06/2019	18	1,770,877	11,722
10-Year Commonwealth Treasury Bond	06/2019	(111)	(10,920,410)	(223,693)
3-Month Euro Euribor	06/2019	524	147,397,450	18,611
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
3-Year Commonwealth Treasury Bond	06/2019	23	$ 1,855,906	$ 2,568
90-Day Eurodollar	06/2019	4	974,550	1,963
Euro Fx	06/2019	(8)	(1,128,850)	13,600
10-Year CAN Bond	06/2019	(71)	(7,387,167)	(152,185)
10-Year U.S. Treasury Note	06/2019	992	123,481,875	1,633,465
10-Year U.S. Treasury Note	06/2019	(323)	(40,156,906)	(323,767)
Ultra Long U.S. Treasury Bond	06/2019	873	146,664,000	5,169,626
Long GILT	06/2019	(104)	(17,523,790)	(271,006)
2-Year U.S. Treasury Note	06/2019	337	71,812,594	165,755
5-Year U.S. Treasury Note	06/2019	2,192	253,895,250	2,135,161
U.S. Treasury Long Bond	06/2019	94	14,067,688	247,803
U.S. Treasury Long Bond	06/2019	(230)	(34,420,937)	(958,077)
90-Day Eurodollar	09/2019	(22)	(5,364,700)	(18,700)
Eurodollar 2-Year Midcurve	12/2019	848	206,848,400	1,150,100
Eurodollar 2-Year Midcurve	12/2019	(499)	(121,718,575)	(244,681)
90-Day Eurodollar	03/2020	(464)	(113,314,600)	(307,400)
90-Day Eurodollar	06/2020	202	49,376,375	204,525
90-Day Eurodollar	06/2020	(250)	(61,109,375)	(310,702)
90-Day Eurodollar	09/2020	(124)	(30,330,400)	(175,181)
90-Day Eurodollar	12/2020	(59)	(14,433,613)	(98,873)
90-Day Eurodollar	03/2021	42	10,277,400	46,725
Total Futures Contracts outstanding at March 31, 2019			$ 466,650,692	$5,591,217
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/19	U.S. Dollars	9,418,670	British Pounds	7,058,000	BAR	$225,976
04/02/19	U.S. Dollars	9,602,632	Euro	8,414,000	JPM	164,228
05/15/19	Japanese Yen	1,333,200,000	U.S. Dollars	11,996,067	BAR	78,147
04/16/19	Indian Rupees	266,417,098	U.S. Dollars	3,755,554	BAR	77,291
04/02/19	U.S. Dollars	2,719,998	British Pounds	2,501,000	UBS	50,076
04/17/19	Russian Rubles	90,840,071	U.S. Dollars	1,338,935	CITI	41,627
04/17/19	U.S. Dollars	3,307,505	Japanese Yen	149,064,158	CITI	40,088
04/17/19	U.S. Dollars	3,429,677	Brazilian Reals	13,290,000	CITI	39,022
04/04/19	U.S. Dollars	8,569,282	Canadian Dollars	11,400,000	MSCS	37,714
06/19/19	U.S. Dollars	3,568,528	Euro	3,132,981	DEUT	29,930
04/17/19	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,523,239	CITI	29,699
05/03/19	Canadian Dollars	7,073,000	U.S. Dollars	5,272,456	UBS	24,767
06/19/19	U.S. Dollars	969,958	British Pounds	725,081	SS	21,754
04/17/19	U.S. Dollars	2,835,697	Australian Dollars	3,961,937	BAR	21,581
04/03/19	U.S. Dollars	648,311	South African Rand	9,075,580	UBS	19,543
04/02/19	U.S. Dollars	1,925,142	Euro	1,702,000	BAR	15,923
04/17/19	U.S. Dollars	1,789,244	Euro	1,580,000	CITI	14,326
04/17/19	U.S. Dollars	2,860,705	Mexican Pesos	55,419,000	CITI	13,361
04/02/19	U.S. Dollars	3,693,611	Canadian Dollars	4,923,000	JPM	9,696
06/26/19	Mexican Pesos	45,773,000	U.S. Dollars	2,315,873	BAR	9,477
04/15/19	U.S. Dollars	2,568,029	Mexican Pesos	49,803,421	CITI	8,381
05/03/19	U.S. Dollars	10,483,151	Euro	9,312,000	JPM	8,081
06/19/19	Japanese Yen	132,426,975	U.S. Dollars	1,195,302	BOA	7,156
04/15/19	U.S. Dollars	1,952,748	Canadian Dollars	2,600,000	BNP	6,407

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/17/19	U.S. Dollars	5,284,059	Chinese Yuan Renminbi	35,528,427	BAR	$ 4,779
05/15/19	U.S. Dollars	729,920	Japanese Yen	80,100,000	JPM	4,489
08/14/19	U.S. Dollars	228,803	Mexican Pesos	4,451,009	HSBC	4,388
04/02/19	U.S. Dollars	328,387	Euro	289,000	BNP	4,202
06/19/19	U.S. Dollars	394,903	Japanese Yen	43,157,562	UBS	3,026
06/19/19	Swedish Kronor	1,875,572	Euro	177,205	SS	2,818
04/12/19	British Pounds	542,000	U.S. Dollars	703,760	CITI	2,595
06/19/19	U.S. Dollars	198,763	British Pounds	150,012	BOA	2,589
06/19/19	Norwegian Kroner	3,549,661	Euro	363,427	CITI	2,366
06/19/19	Canadian Dollars	2,989,754	U.S. Dollars	2,239,432	CITI	2,351
06/19/19	Australian Dollars	796,529	U.S. Dollars	564,972	BOA	1,456
06/19/19	Japanese Yen	36,784,564	U.S. Dollars	332,567	CITI	1,443
06/19/19	U.S. Dollars	50,773	Norwegian Kroner	426,576	SS	1,160
04/17/19	U.S. Dollars	2,100,562	Brazilian Reals	8,230,000	BAR	856
06/19/19	U.S. Dollars	71,211	Euro	62,299	CITI	846
06/19/19	U.S. Dollars	296,011	Japanese Yen	32,521,129	BOA	714
04/15/19	Russian Rubles	7,090,048	U.S. Dollars	107,089	HSBC	699
04/02/19	U.S. Dollars	164,004	Australian Dollars	230,000	MSCS	693
06/19/19	Australian Dollars	88,875	Euro	55,343	CITI	692
04/17/19	Mexican Pesos	4,000,000	U.S. Dollars	204,833	CITI	681
06/19/19	U.S. Dollars	43,649	British Pounds	32,927	CITI	590
06/19/19	Norwegian Kroner	878,532	Euro	89,957	UBS	574
06/19/19	U.S. Dollars	98,449	Japanese Yen	10,780,279	JPM	562
06/19/19	U.S. Dollars	98,405	Norwegian Kroner	841,871	JPM	491
06/19/19	New Zealand Dollars	131,995	Euro	79,310	JPM	450
06/19/19	U.S. Dollars	56,067	Japanese Yen	6,136,720	CITI	344
06/19/19	U.S. Dollars	104,961	Euro	92,648	UBS	317
06/19/19	Swiss Francs	43,295	U.S. Dollars	43,500	CITI	315
06/19/19	Japanese Yen	21,922,277	Euro	175,972	DEUT	303
06/19/19	U.S. Dollars	69,113	Japanese Yen	7,579,800	SS	288
06/19/19	Swiss Francs	82,540	U.S. Dollars	83,250	SS	281
04/02/19	U.S. Dollars	101,811	Australian Dollars	143,000	BNP	274
06/19/19	U.S. Dollars	197,055	Japanese Yen	21,675,633	DEUT	237
06/19/19	U.S. Dollars	71,524	Australian Dollars	100,255	JPM	230
06/19/19	Australian Dollars	60,906	U.S. Dollars	43,089	JPM	223
06/19/19	Euro	89,907	Japanese Yen	11,159,928	DEUT	213
06/19/19	Euro	80,190	British Pounds	69,110	BOA	195
06/19/19	Swiss Francs	55,017	U.S. Dollars	55,493	JPM	184
04/02/19	U.S. Dollars	42,066	Canadian Dollars	56,000	BNP	161
06/19/19	Japanese Yen	4,809,263	U.S. Dollars	43,519	JPM	150
06/19/19	U.S. Dollars	94,320	Norwegian Kroner	809,757	UBS	141
06/19/19	Euro	180,071	U.S. Dollars	203,260	BOA	124
06/19/19	U.S. Dollars	196,909	Canadian Dollars	262,462	DEUT	110
06/19/19	Norwegian Kroner	488,351	U.S. Dollars	56,728	UBS	69
06/19/19	Euro	138,914	Swedish Kronor	1,449,640	CITI	26
06/19/19	Norwegian Kroner	283,147	Euro	29,137	SS	22
Subtotal Appreciation						$1,043,968
06/19/19	Euro	87,019	Swedish Kronor	908,514	CITI	$ (30)
06/19/19	Euro	89,945	Norwegian Kroner	873,783	UBS	(36)
06/19/19	U.S. Dollars	47,471	Swedish Kronor	439,072	CITI	(43)
06/19/19	U.S. Dollars	141,160	New Zealand Dollars	207,058	SS	(67)
06/19/19	U.S. Dollars	66,911	Australian Dollars	94,213	CITI	(86)
06/19/19	Euro	87,882	Australian Dollars	139,771	WEST	(134)
06/19/19	Australian Dollars	139,015	U.S. Dollars	99,030	DEUT	(173)
06/19/19	British Pounds	309,995	Euro	359,081	BOA	(183)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	Euro	86,945	Norwegian Kroner	845,998	CITI	$ (193)
06/19/19	Euro	173,051	British Pounds	149,624	CITI	(212)
06/19/19	New Zealand Dollars	97,150	U.S. Dollars	66,502	SS	(240)
06/19/19	Euro	135,270	Norwegian Kroner	1,316,029	SS	(278)
06/19/19	U.S. Dollars	99,016	Canadian Dollars	132,425	RBC	(279)
06/19/19	British Pounds	47,161	Euro	54,868	CITI	(298)
06/19/19	Euro	52,778	Japanese Yen	6,598,710	JPM	(307)
06/19/19	Swedish Kronor	739,877	U.S. Dollars	80,401	CITI	(335)
06/19/19	Japanese Yen	22,196,216	U.S. Dollars	201,936	SS	(391)
06/19/19	British Pounds	32,384	Euro	37,871	JPM	(424)
06/19/19	Australian Dollars	138,982	U.S. Dollars	99,262	JPM	(429)
06/19/19	Norwegian Kroner	368,900	U.S. Dollars	43,336	CITI	(431)
06/19/19	Euro	87,047	Norwegian Kroner	849,311	JPM	(462)
06/19/19	Euro	179,468	British Pounds	155,400	SS	(517)
06/19/19	Euro	88,098	Australian Dollars	140,691	DEUT	(544)
06/19/19	U.S. Dollars	156,674	Canadian Dollars	209,738	JPM	(592)
06/19/19	Australian Dollars	137,930	U.S. Dollars	98,697	CITI	(612)
06/19/19	Euro	44,691	U.S. Dollars	51,092	SS	(615)
04/15/19	U.S. Dollars	106,839	Russian Rubles	7,071,775	BAR	(671)
06/19/19	British Pounds	38,354	U.S. Dollars	50,914	JPM	(758)
04/02/19	U.S. Dollars	113,557	Australian Dollars	161,000	RBS	(761)
06/19/19	British Pounds	149,990	U.S. Dollars	196,910	RBC	(764)
06/19/19	British Pounds	41,139	Canadian Dollars	72,780	CITI	(773)
06/19/19	New Zealand Dollars	143,890	U.S. Dollars	98,959	RBC	(817)
06/19/19	New Zealand Dollars	358,368	U.S. Dollars	245,535	JPM	(1,105)
06/19/19	Euro	86,937	U.S. Dollars	99,346	DEUT	(1,154)
06/19/19	British Pounds	299,739	Euro	348,102	SS	(1,194)
06/19/19	Euro	213,141	Swedish Kronor	2,239,804	UBS	(1,644)
06/19/19	British Pounds	225,938	Euro	263,131	DEUT	(1,733)
07/17/19	Brazilian Reals	8,230,000	U.S. Dollars	2,086,132	BAR	(1,766)
05/01/19	U.S. Dollars	2,469,428	Canadian Dollars	3,300,000	BNP	(1,934)
04/15/19	Turkish Lira	590,000	U.S. Dollars	105,989	HSBC	(1,971)
04/02/19	Euro	1,067,000	U.S. Dollars	1,198,986	BNP	(2,079)
06/19/19	British Pounds	121,833	U.S. Dollars	161,601	CITI	(2,277)
04/02/19	Euro	262,000	U.S. Dollars	296,222	BAR	(2,324)
06/19/19	New Zealand Dollars	361,934	U.S. Dollars	249,559	CITI	(2,697)
04/17/19	Mexican Pesos	4,500,000	U.S. Dollars	234,392	BAR	(3,188)
06/19/19	U.S. Dollars	476,433	Swiss Francs	474,022	UBS	(3,279)
04/15/19	Mexican Pesos	45,773,000	U.S. Dollars	2,356,475	JPM	(3,971)
04/02/19	Euro	1,124,000	U.S. Dollars	1,265,369	GSC	(4,522)
06/19/19	Euro	544,675	U.S. Dollars	619,720	JPM	(4,527)
08/14/19	U.S. Dollars	2,689,278	Mexican Pesos	53,448,000	HSBC	(5,508)
04/17/19	Chinese Yuan Renminbi	35,528,427	U.S. Dollars	5,292,481	BAR	(5,604)
06/26/19	U.S. Dollars	2,318,651	Mexican Pesos	45,773,000	HSBC	(6,699)
08/14/19	U.S. Dollars	2,553,765	Mexican Pesos	50,797,767	RBS	(7,399)
04/17/19	U.S. Dollars	4,522,496	Philippine Pesos	238,833,000	CITI	(9,257)
04/15/19	U.S. Dollars	2,342,276	Mexican Pesos	45,773,000	BAR	(10,228)
04/17/19	U.S. Dollars	429,629	Chinese Offshore Yuan	2,957,482	BAR	(10,259)
04/08/19	U.S. Dollars	3,129,995	Canadian Dollars	4,200,000	HSBC	(13,534)
08/14/19	Mexican Pesos	28,380,776	U.S. Dollars	1,446,007	HSBC	(15,081)
08/14/19	Mexican Pesos	26,949,000	U.S. Dollars	1,374,858	BAR	(16,121)
04/17/19	U.S. Dollars	1,205,395	British Pounds	939,161	CITI	(18,864)
04/17/19	Mexican Pesos	109,261,787	U.S. Dollars	5,633,027	CITI	(19,324)
08/14/19	Mexican Pesos	53,367,000	U.S. Dollars	2,710,567	JPM	(19,866)
04/17/19	Canadian Dollars	3,789,664	U.S. Dollars	2,861,461	BAR	(24,402)
04/02/19	British Pounds	2,459,000	U.S. Dollars	3,233,365	BAR	(30,640)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/15/19	Japanese Yen	711,700,000	U.S. Dollars	6,480,192	GSC	$ (34,634)
04/17/19	Australian Dollars	4,897,799	U.S. Dollars	3,515,833	CITI	(36,985)
04/17/19	Japanese Yen	138,676,921	U.S. Dollars	1,290,931	CITI	(37,749)
06/17/19	U.S. Dollars	16,030,648	Japanese Yen	1,770,000,000	GSC	(38,688)
07/17/19	Brazilian Reals	13,290,000	U.S. Dollars	3,406,644	CITI	(40,760)
04/17/19	Euro	1,181,753	U.S. Dollars	1,371,751	CITI	(44,211)
04/12/19	U.S. Dollars	6,723,358	British Pounds	5,206,614	JPM	(62,100)
09/23/19	Argentine Pesos	33,720,000	U.S. Dollars	682,591	CITI	(62,512)
04/02/19	British Pounds	7,796,000	U.S. Dollars	10,226,241	HSBC	(72,339)
04/17/19	Brazilian Reals	6,136,194	U.S. Dollars	1,654,139	BAR	(88,622)
04/02/19	Canadian Dollars	12,052,000	U.S. Dollars	9,133,590	HSBC	(114,994)
04/17/19	U.S. Dollars	5,152,184	Chinese Yuan Renminbi	35,528,427	BAR	(134,694)
04/17/19	Brazilian Reals	23,180,000	U.S. Dollars	6,208,651	CITI	(294,777)
Subtotal Depreciation						$(1,329,671)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$ (285,703)
Swap agreements outstanding at March 31, 2019:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	1,020,000	$ (2,533)	$ (8,379)	$ 5,846
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	JPM	USD	60,000	(149)	(416)	267
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	BOA	USD	50,000	(125)	(320)	195
Subtotal Appreciation						$ (2,807)	$ (9,115)	$ 6,308
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	950,000	$ (2,359)	$ —	$ (2,359)
Credit Suisse (USA), Inc. 6.5% due 1/15/2018 (Pay Quarterly)	(1.00)%	9/20/2020	GSC	USD	300,000	(3,648)	6,900	(10,548)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	590,000	(8,866)	2,495	(11,361)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	(4,508)	1,691	(6,199)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	CITI	USD	330,000	(4,959)	2,662	(7,621)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	520,000	(9,638)	6,077	(15,715)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	920,000	(17,052)	6,695	(23,747)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	320,000	(5,931)	1,225	(7,156)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	360,000	(6,672)	2,601	(9,273)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	430,000	(9,071)	1,639	(10,710)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	JPM	USD	220,000	(4,641)	846	(5,487)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	810,000	(19,119)	(10,263)	(8,856)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	GSC	USD	130,000	(3,069)	(2,277)	(792)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Subtotal Depreciation						$ 99,533	$ 20,291	$(119,824)
Net Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection outstanding at March 31, 2019						$(102,340)	$ 11,176	$(113,516)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Receive Quarterly)	0.28%	1.00%	12/20/2021	USD	400,000	$ 7,756	$ 5,258	$ 2,498
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Receive Quarterly)	0.32%	1.00%	6/20/2022	USD	100,000	2,142	1,852	290
General Electric Company, 2.70% due 10/9/2022 (Receive Quarterly)	0.92%	1.00%	12/20/2023	USD	1,400,000	5,423	(60,489)	65,912
Subtotal Appreciation						$ 15,321	$ (53,379)	$ 68,700
Ford Motor Credit Company LLC, 3.81% due 1/9/2024 (Receive Quarterly)	2.22%	5.00%	12/20/2023	USD	1,600,000	$192,337	$222,127	$(29,790)
The Boeing Company, 8.75% due 8/15/21 (Receive Quarterly)	0.51%	1.00%	6/20/2024	USD	475,000	11,671	11,979	(308)
Subtotal Depreciation						$204,008	$234,106	$(30,098)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at March 31, 2019						$219,329	$180,727	$ 38,602

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit iTraxx Europe Series 31 Index (Pay Quarterly)	(1.00)%	6/20/2024	EUR	14,450,000	$(298,605)	$(267,418)	$(31,187)
					$(298,605)	$(267,418)	$(31,187)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.56%	1.00%	12/20/2023	USD	14,600,000	$ 287,991	$ 181,273	$106,718
Markit CDX.NA.HY.32 Index (Receive Quarterly)	3.49%	5.00%	6/20/2024	USD	4,610,000	314,108	286,970	27,138
Markit CDX.NA.IG.32 Index (Receive Quarterly)	0.63%	1.00%	6/20/2024	USD	54,110,000	986,388	866,103	120,285
Subtotal Appreciation						$1,588,487	$1,334,346	$254,141
Markit CDX.EM.30 Index (Receive Quarterly)	1.82%	1.00%	12/20/2023	USD	2,850,000	$ (99,588)	$ (83,048)	$ (16,540)
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.00%	1.00%	12/20/2023	USD	12,900,000	254,457	267,840	(13,383)
Subtotal Depreciation						$ 154,869	$ 184,792	$ (29,923)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2019						$1,743,356	$1,519,138	$224,218

See Notes to Schedule of Investments.

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CMBX.NA.AAA.7 Index (Receive Monthly)	0.29%	0.50%	1/17/2047	GSC	USD	1,700,000	$15,606	$ (75,678)	$ 91,284
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.31%	0.50%	10/17/2057	GSC	USD	1,700,000	17,047	(102,781)	119,828
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.31%	0.50%	10/17/2057	DEUT	USD	1,700,000	17,046	(116,926)	133,972
							$49,699	$(295,385)	$345,084

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.41% (Upon termination)	1/2/2020	CITI	BRL	88,650,000	$656,486	$26,650	$629,836
						$656,486	$26,650	$629,836

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	7.25% (Monthly)	1/2/2020	BRL	6,347,126	$ 14,492	$ 1,986	$ 12,506
8.36% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	3/18/2020	MXN	189,175,000	(1,086)	(2,847)	1,761
3-Month JIBAR (Quarterly)	7.50% (Quarterly)	9/19/2020	ZAR	9,300,000	3,508	590	2,918
3-Month LIBOR (Quarterly)	2.71% (Semiannually)	12/31/2020	USD	9,070,000	44,196	(3,417)	47,613
3-Month New Zealand BBR FRA (Quarterly)	1.75% (Semiannually)	6/19/2021	NZD	31,040,000	62,376	(35,594)	97,970
3-Month LIBOR (Quarterly)	2.85% (Semiannually)	12/18/2021	USD	8,790,000	182,590	56,380	126,210
6-Month EURIBOR (Semiannually)	0.25% (Annually)	6/19/2023	EUR	6,000,000	79,167	41,076	38,091
3-Month LIBOR (Quarterly)	2.80% (Semiannually)	8/22/2023	USD	9,400,000	199,121	—	199,121
2.22% (Semiannually)	3-Month LIBOR (Quarterly)	8/31/2023	USD	22,900,000	44,993	(1,784)	46,777
3-Month LIBOR (Quarterly)	3-Month US Federal Fund Effective Rate + 0.31% (Quarterly)	3/20/2024	USD	3,284,000	128,522	(24,559)	153,081
6-Month LIBOR (Semiannually)	0.10% (Semiannually)	3/20/2024	JPY	800,000,000	53,108	42,879	10,229
2.50% (Semiannually)	3-Month CDOR (Semiannually)	6/19/2024	CAD	3,800,000	(79,348)	(92,545)	13,197
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	6/19/2024	USD	2,870,000	(98,002)	(109,263)	11,261
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.25% (Quarterly)	6/19/2024	USD	27,119,000	(28,899)	(33,795)	4,896
6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	2.50% (Semiannually)	6/19/2024	AUD	8,580,000	231,786	231,094	692
6-Month EURIBOR (Semiannually)	0.50% (Annually)	6/19/2024	EUR	17,420,000	450,860	285,027	165,833
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	12/31/2025	USD	7,316,000	30,696	10,044	20,652
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	1/31/2026	USD	30,792,000	(333,633)	(433,536)	99,903
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	3/22/2028	JPY	465,150,000	76,775	70,563	6,212
6-Month LIBOR (Semiannually)	1.05% (Annually)	8/7/2028	CHF	3,940,000	142,390	(2,640)	145,030
6-Month EURIBOR (Semiannually)	1.45% (Annually)	1/15/2029	EUR	3,620,000	110,639	38,884	71,755
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Semiannually)	1.20% (Annually)	2/21/2029	EUR	1,920,000	$ 29,941	$ 199	$ 29,742
1.00% (Annually)	6-Month EURIBOR (Semiannually)	3/29/2029	EUR	4,900,000	(17,147)	(24,419)	7,272
6-Month EURIBOR (Semiannually)	6-Month EURIBOR (Annually)	6/19/2029	EUR	2,600,000	144,259	9,718	134,541
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	6/19/2029	USD	13,140,000	391,687	176,353	215,334
6-Month EURIBOR (Semiannually)	0.75% (Annually)	9/18/2029	EUR	2,900,000	66,609	25,186	41,423
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	2/15/2036	USD	9,694,000	580,921	15,986	564,935
6-Month EURIBOR (Semiannually)	2.05% (Annually)	2/3/2037	EUR	6,200,000	366,613	26,730	339,883
6-Month EURIBOR (Semiannually)	1.50% (Annually)	6/19/2039	EUR	390,000	41,347	22,039	19,308
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	6/20/2039	USD	2,740,000	44,825	4,536	40,289
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/15/2046	USD	4,700,000	87,132	(59,355)	146,487
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2047	USD	3,200,000	(108,034)	(116,555)	8,521
2.54% (Semiannually)	3-Month LIBOR (Quarterly)	3/23/2048	USD	500,000	8,456	—	8,456
3-Month LIBOR (Quarterly)	2.75% (Semiannually)	6/15/2049	USD	1,740,000	12,020	(6,603)	18,623
Subtotal Appreciation					$ 2,962,880	$ 112,358	$ 2,850,522
28-Day Mexico Interbank TIIE (Monthly)	7.35% (Monthly)	4/5/2021	MXN	766,870,000	$ (525,110)	$ (31,984)	$ (493,126)
7.95% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	6/16/2021	MXN	33,400,000	(1,085)	(417)	(668)
2.50% (Semiannually)	3-Month CDOR (Semiannually)	6/19/2021	CAD	7,070,000	(62,838)	(54,653)	(8,185)
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	6/19/2021	USD	12,860,000	(167,506)	(108,882)	(58,624)
1.27% (Semiannually)	6-Month LIBOR (Semiannually)	10/26/2021	GBP	6,220,000	(48,578)	3,095	(51,673)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.90% (Upon termination)	1/2/2023	BRL	7,800,000	(11,643)	(8,900)	(2,743)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	1/9/2023	JPY	2,160,000,000	(1,346,755)	108,154	(1,454,909)
0.50% (Annually)	3-Month STIBOR (Quarterly)	6/19/2023	SEK	53,140,000	(43,635)	(21,624)	(22,011)
0.50% (Annually)	3-Month STIBOR (Quarterly)	6/19/2024	SEK	148,440,000	(73,953)	29,689	(103,642)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2025	USD	1,500,000	(26,200)	(20,888)	(5,312)
2.25% (Annually)	1 Year US Federal Fund Effective Rate (Annually)	12/31/2025	USD	19,557,000	(240,293)	(209,847)	(30,446)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2026	USD	5,200,000	199,472	297,037	(97,565)
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/21/2027	USD	4,600,000	288,142	310,356	(22,214)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2027	USD	2,200,000	(31,841)	49,008	(80,849)
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	USD	41,700,000	336,210	2,813,960	(2,477,750)
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	USD	51,000,000	325,797	3,014,781	(2,688,984)
1.90% (Semiannually)	6-Month LIBOR (Semiannually)	8/3/2028	GBP	2,500,000	(88,030)	(4,892)	(83,138)
0.35% (Semiannually)	6-Month LIBOR (Semiannually)	1/16/2029	JPY	853,990,000	(57,330)	(20,087)	(37,243)
2.30% (Annually)	6-Month NIBOR (Semiannually)	2/21/2029	NOK	20,790,000	(17,395)	1,107	(18,502)
3-Month LIBOR (Quarterly)	2.50% (Semiannually)	3/29/2029	USD	4,980,000	(11,051)	300	(11,351)
1.00% (Annually)	3-Month STIBOR (Quarterly)	6/19/2029	SEK	10,900,000	(14,825)	6,443	(21,268)
1.00% (Annually)	6-Month LIBOR (Semiannually)	6/19/2029	CHF	1,080,000	(28,349)	(19,666)	(8,683)
1.50% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2029	EUR	6,250,000	(180,602)	(89,137)	(91,465)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	6/19/2029	GBP	3,040,000	(107,403)	(8,446)	(98,957)
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/19/2029	GBP	820,000	(18,917)	(16,843)	(2,074)
3.00% (Semiannually)	6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	6/19/2029	AUD	3,280,000	(57,507)	(25,883)	(31,624)
3.00% (Semiannually)	3-Month CDOR (Semiannually)	6/19/2029	CAD	1,610,000	(36,529)	(28,967)	(7,562)
3.25% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	6/19/2029	NZD	2,100,000	(39,832)	(15,109)	(24,723)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	9/18/2029	GBP	14,200,000	(475,946)	(98,898)	(377,048)
2.04% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	2,100,000	(128,664)	(29,561)	(99,103)
2.05% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	3,300,000	(205,953)	(57,091)	(148,862)
1.75% (Annually)	6-Month EURIBOR (Semiannually)	6/20/2039	EUR	880,000	(17,436)	(11,593)	(5,843)
3.33% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2044	USD	8,319,000	(1,129,021)	(427)	(1,128,594)

See Notes to Schedule of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.88% (Semiannually)	3-Month LIBOR (Quarterly)	5/15/2044	USD	4,736,000	$ (231,089)	$ 23,629	$ (254,718)
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	5/15/2044	USD	7,252,000	(526,775)	(8,854)	(517,921)
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	8/15/2044	USD	7,344,000	(181,435)	(30,177)	(151,258)
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2045	USD	5,400,000	(175,202)	(45,826)	(129,376)
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2046	USD	600,000	42,412	58,843	(16,431)
2.91% (Semiannually)	3-Month LIBOR (Quarterly)	8/22/2048	USD	1,600,000	(97,312)	—	(97,312)
2.94% (Semiannually)	3-Month LIBOR (Quarterly)	8/22/2048	USD	500,000	(34,158)	—	(34,158)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	6/15/2049	JPY	124,790,000	(20,120)	1,330	(21,450)
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/19/2049	GBP	1,200,000	(154,432)	(86,017)	(68,415)
Subtotal Depreciation					$(5,422,717)	$5,663,063	$(11,085,780)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2019					$(2,459,837)	$5,775,421	$ (8,235,258)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swaps
1-Day UK RPI (Upon termination)	3.47% (Upon termination)	11/15/2025	GBP	8,910,000	$ 179,911	$(148,120)	$ 328,031
1-Day UK RPI (Annually)	3.48% (Annually)	11/15/2028	GBP	2,360,000	23,142	1,361	21,781
1-Day UK RPI (Upon termination)	3.57% (Upon termination)	11/15/2028	GBP	2,430,000	53,359	6,339	47,020
Subtotal Appreciation					$ 256,412	$(140,420)	$ 396,832
3.29% (Upon termination)	1-Day UK RPI (Upon termination)	11/15/2020	GBP	12,770,000	$(141,799)	$ 2,493	$(144,292)
2.19% (Upon termination)	US CPI Urban Consumers NSA Index (Upon termination)	11/26/2028	USD	4,100,000	(67,228)	(18,539)	(48,689)
3.52% (Upon termination)	1-Day UK RPI (Upon termination)	11/15/2048	GBP	700,000	(33,082)	(4,846)	(28,236)
Subtotal Depreciation					$(242,109)	$ (20,892)	$(221,217)
Net Centrally Cleared Inflation Swaps outstanding at March 31, 2019					$ 14,303	$(161,312)	$ 175,615
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$ 33,742,058	$ —	$ 33,742,058	$ —
Asset-Backed Securities	130,281,563	—	129,435,007	846,556
Certificates Of Deposit	16,080,040	—	16,080,040	—
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commercial Paper	$ 4,240,370	$ —	$ 4,240,370	$ —
Corporate Bonds	341,286,153	—	341,286,153	—
Foreign Bonds	241,988,402	—	241,988,402	—
Loan Agreements	11,896,980	—	11,896,980	—
Money Market Funds	130,781,478	130,781,478	—	—
Mortgage-Backed Securities	660,106,307	—	658,393,370	1,712,937
Municipal Bonds	10,222,206	—	10,222,206	—
Preferred Stock	182,651	—	182,651	—
Purchased Options:
Call Options	290,023	120,431	169,592	—
Call Swaptions	3,625,393	—	3,625,393	—
Put Options	236,316	231,370	4,946	—
Put Swaptions	671,657	—	671,657	—
Total Purchased Options	4,823,389	351,801	4,471,588	—
U.S. Treasury Obligations	260,391,476	—	260,391,476	—
Total Assets - Investments in Securities	$1,846,023,073	$131,133,279	$1,712,330,301	$2,559,493
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 1,043,968	$ —	$ 1,043,968	$ —
Futures Contracts	11,477,437	11,477,437	—	—
Swap Agreements	4,551,423	—	4,551,423	—
Total Assets - Other Financial Instruments	$ 17,072,828	$ 11,477,437	$ 5,595,391	$ —
Liabilities:
Investments in Securities:
TBA Sale Commitments	$ (3,070,170)	$ —	$ (3,070,170)	$ —
Written Options:
Call Options	(748,512)	(742,678)	(5,834)	—
Call Swaptions	(3,774,866)	—	(3,774,866)	—
Put Options	(70,085)	(70,085)	—	—
Put Swaptions	(762,291)	—	(762,291)	—
Total Written Options	(5,355,754)	(812,763)	(4,542,991)	—
Total Liabilities - Investments in Securities	$ (8,425,924)	$ (812,763)	$ (7,613,161)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ (1,329,671)	$ —	$ (1,329,671)	$ —
Futures Contracts	(5,886,220)	(5,886,220)	—	—
Swap Agreements	(11,518,029)	—	(11,518,029)	—
Total Liabilities - Other Financial Instruments	$ (18,733,920)	$ (5,886,220)	$ (12,847,700)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended March 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2019.

See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Par	Value
ASSET-BACKED SECURITY — 0.2%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A (Cost $517,128)	$ 522,572	$ 514,196
COMMERCIAL PAPER — 0.3%
Ford Motor Credit Co. LLC
4.16%, 12/02/19 (Cost $662,738)	682,000	665,965
CORPORATE BONDS — 32.8%
Abbott Laboratories
3.75%, 11/30/26	1,613,000	1,678,213
AbbVie, Inc.
4.70%, 05/14/45	558,000	538,404
AES Corporation
4.88%, 05/15/23	145,000	147,356
Aflac, Inc.
6.45%, 08/15/40	328,000	423,917
Allison Transmission, Inc.
4.75%, 10/01/27 144A	85,000	81,494
Ally Financial, Inc.
8.00%, 11/01/31	177,000	220,586
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	357,234	380,562
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	542,605	560,713
American Airlines Pass Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	255,252	250,571
American Airlines Pass Through Trust, Series 2017-1, Class B
4.95%, 02/15/25	112,354	115,789
American Airlines Pass Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	94,945	92,797
American International Group, Inc.
3.90%, 04/01/26	1,800,000	1,813,099
Anadarko Holding Co.
7.15%, 05/15/28	250,000	289,429
Antares Holdings LP
6.00%, 08/15/23 144A	255,000	250,816
Antero Resources Corporation
5.38%, 11/01/21	125,000	125,938
5.13%, 12/01/22Δ	35,000	35,317
Apple, Inc.
3.00%, 06/20/27	480,000	478,329
4.38%, 05/13/45	676,000	736,928
3.85%, 08/04/46	367,000	371,690
4.25%, 02/09/47	242,000	258,509
AT&T, Inc.
4.30%, 02/15/30	2,000,000	2,024,844
4.50%, 05/15/35	529,000	521,977
4.30%, 12/15/42	1,242,000	1,145,731
4.75%, 05/15/46	1,153,000	1,128,560
4.50%, 03/09/48	105,000	98,691
	Par	Value
4.55%, 03/09/49	$ 115,000	$ 108,782
AXA Equitable Holdings, Inc.
5.00%, 04/20/48	1,328,000	1,300,947
Bank of America Corporation
3.50%, 04/19/26	964,000	973,112
6.11%, 01/29/37	900,000	1,069,272
Bank of America NA
6.00%, 10/15/36	1,315,000	1,631,222
Booking Holdings, Inc.
0.90%, 09/15/21 CONV Δ	110,000	121,693
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	918,761
CenturyLink, Inc.
6.88%, 01/15/28Δ	65,000	61,425
Chesapeake Energy Corporation
4.88%, 04/15/22	70,000	69,300
5.75%, 03/15/23Δ	20,000	19,650
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	145,000	133,038
Citigroup, Inc.
8.13%, 07/15/39	858,000	1,291,320
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48Δ ^	533,000	545,944
Comcast Corporation
3.70%, 04/15/24	1,550,000	1,602,092
Continental Airlines Pass Through Trust, Series 1999-2, Class B
7.57%, 03/15/20	45	46
Continental Resources, Inc.
4.50%, 04/15/23	40,000	41,443
3.80%, 06/01/24	125,000	125,958
Cox Communications, Inc.
4.60%, 08/15/47 144A	255,000	243,687
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	201,000
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,844,746
CVS Health Corporation
4.30%, 03/25/28	1,210,000	1,227,143
5.13%, 07/20/45	240,000	244,277
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	504,700
Dell International LLC
6.02%, 06/15/26 144A	140,000	150,706
8.10%, 07/15/36 144A	180,000	211,741
8.35%, 07/15/46 144A	130,000	157,112
Dillard's, Inc.
7.00%, 12/01/28	500,000	525,355
DISH Network Corporation
2.38%, 03/15/24 CONV	1,080,000	894,911
Dow Chemical Co. (The)
9.40%, 05/15/39	374,000	569,400
Enable Midstream Partners LP
5.00%, 05/15/44	445,000	400,290

See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Enbridge Energy Partners LP
7.38%, 10/15/45	$ 305,000	$ 422,632
Energy Transfer Operating LP
5.25%, 04/15/29	471,000	505,517
5.15%, 03/15/45	446,000	429,371
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	652,537
EQT Corporation
3.90%, 10/01/27	1,800,000	1,685,311
Ford Motor Co.
6.38%, 02/01/29	1,255,000	1,295,568
General Electric Co.
3.10%, 01/09/23Δ	248,000	246,587
5.88%, 01/14/38	150,000	159,782
General Motors Co.
5.20%, 04/01/45	1,085,000	965,413
5.95%, 04/01/49	93,000	90,302
General Motors Financial Co., Inc.
5.25%, 03/01/26	250,000	258,239
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	2,755,000	2,720,832
6.75%, 10/01/37	225,000	274,618
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27Δ	355,000	325,712
HCA, Inc.
5.38%, 09/01/26	140,000	147,875
7.05%, 12/01/27	500,000	553,750
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	141,683
iStar, Inc. REIT
3.13%, 09/15/22 CONV	175,000	161,000
Jefferies Group LLC
6.45%, 06/08/27	50,000	54,636
6.25%, 01/15/36	185,000	191,886
JPMorgan Chase & Co.
5.60%, 07/15/41	1,813,000	2,202,181
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	308,980
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,638,120
Lockheed Martin Corporation
4.70%, 05/15/46	903,000	1,018,975
Marathon Petroleum Corporation
3.63%, 09/15/24	1,500,000	1,514,147
Masco Corporation
7.75%, 08/01/29	129,000	156,772
6.50%, 08/15/32	15,000	17,079
McDonald’s Corporation
4.88%, 12/09/45	625,000	677,023
MetLife, Inc.
6.40%, 12/15/36	310,000	332,920
5.88%, 02/06/41	300,000	373,806
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	138,324
Microsoft Corporation
4.45%, 11/03/45	595,000	675,371
3.70%, 08/08/46	594,000	607,059
	Par	Value
Morgan Stanley
3.13%, 08/05/21(C)	$ 235,000	$ 178,789
3.63%, 01/20/27	1,500,000	1,504,927
MPLX LP
4.50%, 04/15/38	979,000	931,363
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	127,712
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	175,000	178,062
Navient Corporation
5.63%, 08/01/33	1,460,000	1,124,200
New Albertsons LP
6.63%, 06/01/28	35,000	28,525
7.45%, 08/01/29	65,000	57,850
8.70%, 05/01/30	200,000	185,000
8.00%, 05/01/31	370,000	335,312
NGL Energy Partners LP
7.50%, 11/01/23	100,000	103,960
6.13%, 03/01/25Δ	220,000	213,400
Noble Energy, Inc.
3.85%, 01/15/28	94,000	92,684
5.05%, 11/15/44Δ	600,000	596,584
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	60,000	59,666
1.00%, 12/15/35 CONV	85,000	79,718
Old Republic International Corporation
4.88%, 10/01/24	230,000	242,707
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	105,262
ONEOK Partners LP
6.20%, 09/15/43	5,000	5,702
Owens Corning
4.40%, 01/30/48	210,000	173,107
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	440,000	604,792
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	715,459
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,001,250
Quicken Loans, Inc.
5.75%, 05/01/25 144A	60,000	60,510
5.25%, 01/15/28 144A	65,000	61,100
Qwest Corporation
7.25%, 09/15/25	490,000	528,008
Radian Group, Inc.
4.50%, 10/01/24	90,000	89,100
Rockwell Collins, Inc.
4.35%, 04/15/47	236,000	233,067
Seagate HDD Cayman
4.88%, 06/01/27	50,000	47,712
Sempra Energy
6.00%, 10/15/39	991,000	1,164,183
SM Energy Co.
1.50%, 07/01/21 CONV	80,000	75,091
5.00%, 01/15/24	15,000	13,950
6.75%, 09/15/26	30,000	28,913

See Notes to Schedule of Investments.

	Par	Value
Southern Co. (The)
4.40%, 07/01/46	$1,356,000	$ 1,365,433
Springleaf Finance Corporation
6.88%, 03/15/25	170,000	175,738
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	987,844
Tenet Healthcare Corporation
5.13%, 05/01/25	335,000	337,529
Textron, Inc.
6.63%, 04/07/20(U)	160,000	218,487
Time Warner Cable LLC
5.50%, 09/01/41	25,000	24,628
4.50%, 09/15/42	45,000	39,412
Toro Co. (The)
6.63%, 05/01/37	300,000	357,875
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	569,315
Transocean, Inc.
5.80%, 10/15/22Δ	205,000	201,925
6.80%, 03/15/38	20,000	15,600
TWDC Enterprises 18 Corp.
4.75%, 09/15/44 144A	623,000	715,042
Tyson Foods, Inc.
4.55%, 06/02/47	357,000	337,703
United Airlines Pass Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	77,720	76,780
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	89,499	91,347
United Rentals North America, Inc.
6.50%, 12/15/26	85,000	89,675
4.88%, 01/15/28	30,000	29,256
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	84,075
United Technologies Corporation
3.95%, 08/16/25	400,000	415,809
Unum Group
5.75%, 08/15/42	800,000	855,643
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,722,027
5.25%, 03/16/37	999,000	1,125,292
5.50%, 03/16/47	1,000,000	1,172,003
Visa, Inc.
4.30%, 12/14/45	700,000	773,500
Walmart, Inc.
3.63%, 12/15/47	261,000	258,260
Western Digital Corporation
1.50%, 02/01/24 144A CONV	140,000	123,482
WestRock MWV LLC
7.55%, 03/01/47	335,000	422,982
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	734,698
Total Corporate Bonds (Cost $70,672,313)		76,172,366
	Par	Value
FOREIGN BONDS — 10.6%
Australia — 0.3%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	$ 571,000	$ 668,464
Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	728,667
Canada — 3.8%
Bombardier, Inc.
6.00%, 10/15/22 144A Δ	515,000	522,081
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C) Ω	3,685,000	2,511,583
Enbridge, Inc.
5.50%, 12/01/46Δ	549,000	656,048
MEG Energy Corporation
7.00%, 03/31/24 144A	340,000	318,750
Province of Ontario Generic Residual STRIP
2.98%, 03/08/29(C) Ω	4,600,000	2,659,849
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C) Ω	3,000,000	2,123,875
		8,792,186
Ireland — 0.1%
Johnson Controls International PLC
4.50%, 02/15/47	160,000	153,650
Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34	785,000	730,050
Jersey — 0.0%
Delphi Technologies PLC
5.00%, 10/01/25 144A	85,000	75,055
Luxembourg — 0.5%
ArcelorMittal
6.75%, 03/01/41	975,000	1,088,683
Mexico — 1.0%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	123,904
8.46%, 12/18/36(M)	12,000,000	541,041
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,105,545
10.00%, 12/05/24(M)	3,500,000	198,127
7.50%, 06/03/27(M)	3,500,000	174,776
8.50%, 05/31/29(M)	500,000	26,501
7.75%, 05/29/31(M)	1,000,000	49,833
		2,219,727
Netherlands — 1.3%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	485,740
5.25%, 05/24/41	632,000	764,841
See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Embraer Netherlands Finance BV
5.40%, 02/01/27	$ 80,000	$ 86,500
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	552,989
Petrobras Global Finance BV
5.63%, 05/20/43Δ	120,000	107,790
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,103,768
		3,101,628
Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19(K) 144A	265,000	30,866
3.75%, 05/25/21(K) 144A	196,000	23,917
		54,783
Spain — 0.3%
Telefonica Emisiones SA
7.05%, 06/20/36	524,000	638,483
Switzerland — 0.5%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	1,188,000	1,165,471
United Kingdom — 2.2%
Barclays PLC
4.38%, 01/12/26	865,000	871,276
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29Δ ^	645,000	678,546
Lloyds Banking Group PLC
4.34%, 01/09/48	1,056,000	948,906
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,761,000	1,769,338
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.77%, 01/16/24†	962,000	956,056
		5,224,122
Total Foreign Bonds (Cost $25,772,167)		24,640,969
MORTGAGE-BACKED SECURITIES — 9.4%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/48	1,836,499	1,925,158
Federal National Mortgage Association
4.50%, 12/01/47	1,040,951	1,089,875
3.50%, 01/01/48	7,627,298	7,749,685
4.50%, 08/01/48	1,858,907	1,945,305
4.50%, 11/01/48	1,879,633	1,966,295
Government National Mortgage Association
4.50%, 10/20/48	1,900,502	1,976,160
	Par	Value
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	$ 2,485,342	$ 2,489,905
JP Morgan Trust, Series 2015-6, Class A5
3.50%, 10/25/45 144A γ	2,765,962	2,782,804
Total Mortgage-Backed Securities (Cost $21,851,208)		21,925,187
MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $189,436)	235,000	231,101
U.S. TREASURY OBLIGATIONS — 42.6%
U.S. Treasury Bonds
4.50%, 02/15/36	1,152,000	1,459,485
5.00%, 05/15/37	215,000	290,724
4.63%, 02/15/40	11,876,000	15,595,599
4.38%, 05/15/40	242,000	307,945
2.88%, 05/15/43	8,295,000	8,425,260
2.50%, 05/15/46Δ	4,500,000	4,230,616
2.75%, 08/15/47	15,577,000	15,358,556
2.75%, 11/15/47	1,504,300	1,482,970
3.00%, 08/15/48Δ	662,000	685,416
3.38%, 11/15/48	890,000	990,699
		48,827,270
U.S. Treasury Notes
1.25%, 10/31/19	1,625,000	1,613,733
1.75%, 11/30/19Δ	12,055,000	12,001,084
2.25%, 03/31/20	5,000,000	4,992,090
2.75%, 11/30/20	1,361,000	1,370,251
2.00%, 11/30/22	16,495,000	16,362,265
2.88%, 11/30/23	1,000,000	1,028,360
2.63%, 12/31/23	2,728,000	2,774,781
2.50%, 02/28/26	1,266,000	1,280,564
2.75%, 02/15/28Δ	3,350,000	3,446,117
2.88%, 08/15/28	4,807,000	4,995,242
2.63%, 02/15/29Δ	253,000	257,679
		50,122,166
Total U.S. Treasury Obligations (Cost $98,012,769)		98,949,436

	Shares
PREFERRED STOCKS — 0.2%
Chesapeake Energy Corporation
5.00%, 01/31/19 CONV Δ	620	33,325
5.75%, 01/31/19 144A CONV	80	43,859
El Paso Energy Capital Trust I
4.75%, 06/27/19 CONV Δ	5,350	289,809
Total Preferred Stocks (Cost $354,717)		366,993

See Notes to Schedule of Investments.

	Shares	Value
MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø ∞	7,075,836	$ 7,075,836
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø §	912,585	912,585
Total Money Market Funds (Cost $7,988,421)		7,988,421
TOTAL INVESTMENTS — 99.6% (Cost $226,020,897)		231,454,634
Other Assets in Excess of Liabilities — 0.4%		1,043,481
NET ASSETS — 100.0%		$232,498,115
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$ 514,196	$ —	$ 514,196	$ —
Commercial Paper	665,965	—	665,965	—
Corporate Bonds	76,172,366	—	76,172,366	—
Foreign Bonds	24,640,969	—	24,640,969	—
Money Market Funds	7,988,421	7,988,421	—	—
Mortgage-Backed Securities	21,925,187	—	21,925,187	—
Municipal Bond	231,101	—	231,101	—
Preferred Stocks	366,993	289,809	77,184	—
U.S. Treasury Obligations	98,949,436	—	98,949,436	—
Total Assets - Investments in Securities	$231,454,634	$8,278,230	$223,176,404	$ —
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 0.9%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.89%, 07/25/36 144A †	$ 880,000	$ 825,131
Hertz Vehicle Financing II LP, Series 2016-3A, Class B
3.11%, 07/25/20 144A	309,000	308,707
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.24%, 01/22/35 144A † γ	950,591	966,822
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 3.36%, 03/15/33 144A †	240,489	237,541
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 2.92%, 03/25/44†	480,000	464,004
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE4, Class 1A
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 2.66%, 07/25/47†	2,899,299	2,256,614
Total Asset-Backed Securities (Cost $4,608,740)		5,058,819
COMMERCIAL PAPER — 0.3%
Ford Motor Credit Co. LLC
4.16%, 12/02/19 (Cost $1,588,823)	1,635,000	1,596,558
CORPORATE BONDS — 31.6%
Abbott Laboratories
3.75%, 11/30/26	396,000	412,010
Allison Transmission, Inc.
5.00%, 10/01/24 144A	420,000	420,525
4.75%, 10/01/27 144A	210,000	201,338
Ally Financial, Inc.
8.00%, 03/15/20	161,000	168,648
5.13%, 09/30/24	920,000	969,450
8.00%, 11/01/31	345,000	429,956
Amazon.com, Inc.
3.88%, 08/22/37	870,000	905,557
American Airlines Pass Through Trust, Series 2013-1, Class B
5.63%, 01/15/21 144A	332,342	339,039
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	1,377,095	1,423,050
American Airlines Pass Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	629,015	617,480
American Airlines Pass Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	232,614	227,353
Anadarko Petroleum Corporation
3.45%, 07/15/24	135,000	135,017
	Par	Value
4.50%, 07/15/44	$ 215,000	$ 202,661
Andeavor Logistics LP
6.38%, 05/01/24	190,000	199,738
Antares Holdings LP
6.00%, 08/15/23 144A	415,000	408,191
Antero Resources Corporation
5.38%, 11/01/21	365,000	367,737
5.13%, 12/01/22Δ	475,000	479,299
5.63%, 06/01/23	155,000	157,713
Apple, Inc.
1.55%, 02/07/20	165,000	163,745
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	342,375
4.13%, 08/15/25 144A	274,000	270,575
AT&T, Inc.
4.50%, 03/09/48	250,000	234,978
4.55%, 03/09/49	275,000	260,131
Avon Products, Inc.
8.95%, 03/15/43	115,000	110,946
Bank of America Corporation
4.25%, 10/22/26	100,000	102,830
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	860,000	841,703
6.11%, 01/29/37	1,300,000	1,544,505
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	1,161,321
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 144A Δ	310,000	294,112
Beazer Homes USA, Inc.
7.25%, 02/01/23	3,000	2,888
Berry Petroleum Corporation (Escrow)
6.38%, 09/15/22††† # Δ	60,000	—
Blue Cube Spinco LLC
10.00%, 10/15/25	1,525,000	1,752,301
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	204,000
Booking Holdings, Inc.
0.90%, 09/15/21 CONV Δ	570,000	630,591
Braskem America Finance Co.
7.13%, 07/22/41Δ	2,290,000	2,650,675
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	63,287
California Resources Corporation
8.00%, 12/15/22 144A Δ	1,390,000	1,095,042
CCO Holdings LLC
5.38%, 05/01/25 144A	380,000	393,300
Celgene Corporation
5.00%, 08/15/45	1,120,000	1,177,048
Centene Corporation
4.75%, 05/15/22	550,000	561,687
6.13%, 02/15/24	200,000	209,810
4.75%, 01/15/25	260,000	265,850
CenturyLink, Inc.
5.63%, 04/01/20	295,000	301,767
6.75%, 12/01/23Δ	600,000	627,750

See Notes to Schedule of Investments.

	Par	Value
5.63%, 04/01/25	$ 90,000	$ 87,300
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	336,769
5.75%, 04/01/48	1,000,000	1,046,151
Chemours Co. (The)
6.63%, 05/15/23	37,000	38,391
Chesapeake Energy Corporation
6.13%, 02/15/21	270,000	279,450
5.38%, 06/15/21Δ	80,000	80,000
4.88%, 04/15/22Δ	2,570,000	2,544,300
5.75%, 03/15/23Δ	250,000	245,625
5.50%, 09/15/26 CONV	40,000	37,164
8.00%, 06/15/27Δ	500,000	495,000
Cincinnati Bell, Inc.
7.00%, 07/15/24 144A Δ	235,000	217,511
8.00%, 10/15/25 144A	350,000	321,125
CIT Group, Inc.
5.00%, 08/15/22	412,000	430,025
5.00%, 08/01/23	670,000	704,337
5.25%, 03/07/25	750,000	799,912
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	442,588
3.50%, 05/15/23	1,305,000	1,323,911
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23^	1,180,000	1,162,565
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24^	1,330,000	1,354,053
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	250,000	255,236
CME Group, Inc.
5.30%, 09/15/43	860,000	1,054,603
Comcast Corporation
5.15%, 03/01/20	170,000	173,751
3.15%, 03/01/26	1,010,000	1,005,845
4.70%, 10/15/48	1,000,000	1,085,701
4.95%, 10/15/58	300,000	331,382
ConocoPhillips
6.50%, 02/01/39	20,000	27,022
Continental Airlines Pass Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	372,710	392,464
Continental Resources, Inc.
5.00%, 09/15/22	76,000	76,626
4.50%, 04/15/23	525,000	543,942
3.80%, 06/01/24	315,000	317,413
4.90%, 06/01/44	370,000	377,436
Covey Park Energy LLC
7.50%, 05/15/25 144A	1,360,000	1,264,800
CSC Holdings LLC
5.38%, 02/01/28 144A	265,000	266,325
CTR Partnership LP REIT
5.25%, 06/01/25	800,000	805,032
Cummins, Inc.
5.65%, 03/01/98	860,000	979,310
CVS Health Corporation
4.10%, 03/25/25	1,800,000	1,849,627
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,441,832
	Par	Value
DAE Funding LLC
4.50%, 08/01/22 144A Δ	$ 10,000	$ 10,100
5.75%, 11/15/23 144A	1,110,000	1,143,300
DaVita, Inc.
5.00%, 05/01/25	90,000	86,580
DCP Midstream Operating LP
6.75%, 09/15/37 144A	700,000	724,500
Dell International LLC
4.42%, 06/15/21 144A	610,000	626,057
5.88%, 06/15/21 144A	500,000	509,568
7.13%, 06/15/24 144A	380,000	402,944
6.02%, 06/15/26 144A	260,000	279,882
8.10%, 07/15/36 144A	440,000	517,588
8.35%, 07/15/46 144A	240,000	290,052
Delta Air Lines Pass Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	32,715	36,091
Diamondback Energy, Inc.
5.38%, 05/31/25	450,000	470,812
Dillard's, Inc.
7.75%, 07/15/26	890,000	979,781
DISH DBS Corporation
5.88%, 07/15/22	600,000	582,930
5.00%, 03/15/23Δ	975,000	881,156
5.88%, 11/15/24	1,370,000	1,155,937
7.75%, 07/01/26Δ	2,020,000	1,762,450
DISH Network Corporation
2.38%, 03/15/24 CONV	1,785,000	1,479,088
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	102,513
8.38%, 06/15/32	75,000	98,761
Enable Midstream Partners LP
5.00%, 05/15/44	260,000	233,878
Enbridge Energy Partners LP
7.38%, 10/15/45	175,000	242,494
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	460,000	484,150
Energy Transfer Partners LP
5.88%, 03/01/22	340,000	363,574
5.00%, 10/01/22	80,000	84,377
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	444,475
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,367,855
Evolent Health, Inc.
2.00%, 12/01/21 CONV	95,000	92,076
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 144A	1,220,000	942,450
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	600,000	605,250
First Data Corporation
5.00%, 01/15/24 144A	590,000	605,635
FirstEnergy Corporation
7.38%, 11/15/31	185,000	244,921
Ford Motor Co.
6.63%, 10/01/28	850,000	887,309
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ford Motor Credit Co. LLC
4.39%, 01/08/26	$3,085,000	$2,868,037
Freeport-McMoRan, Inc.
3.55%, 03/01/22	380,000	376,675
5.45%, 03/15/43	1,670,000	1,469,617
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	750,000	793,849
Frontier Communications Corporation
11.00%, 09/15/25	295,000	195,622
7.88%, 01/15/27	110,000	55,550
General Electric Co.
3.15%, 09/07/22	95,000	94,710
6.75%, 03/15/32	30,000	34,674
6.88%, 01/10/39	161,000	190,663
4.50%, 03/11/44	130,000	118,958
General Motors Co.
5.20%, 04/01/45	210,000	186,854
General Motors Financial Co., Inc.
3.45%, 04/10/22	300,000	300,154
5.25%, 03/01/26	625,000	645,597
Genesis Energy LP
5.63%, 06/15/24	130,000	125,450
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	400,000	352,000
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	905,358
Gilead Sciences, Inc.
4.00%, 09/01/36	940,000	923,971
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	39,038
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/13/19† Δ	58,000	44,746
Goldman Sachs Group, Inc. (The)
6.75%, 10/01/37	355,000	433,287
5.15%, 05/22/45	810,000	857,888
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27Δ	835,000	766,112
7.00%, 03/15/28	690,000	715,875
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	161,232
4.88%, 05/15/26 144A	783,000	776,423
Harris Corporation
5.05%, 04/27/45	870,000	960,896
HCA, Inc.
5.88%, 05/01/23	30,000	32,063
5.00%, 03/15/24	50,000	53,068
8.36%, 04/15/24	90,000	104,400
7.69%, 06/15/25	275,000	312,812
7.58%, 09/15/25	715,000	811,525
5.88%, 02/15/26	40,000	43,300
5.25%, 06/15/26	500,000	536,494
4.50%, 02/15/27	450,000	462,862
7.05%, 12/01/27	20,000	22,150
5.63%, 09/01/28	620,000	657,200
7.50%, 11/06/33	205,000	236,263
	Par	Value
7.75%, 07/15/36	$ 120,000	$ 137,400
Hercules LLC
6.50%, 06/30/29	250,000	251,875
Hilton Worldwide Finance LLC
4.63%, 04/01/25	250,000	253,125
4.88%, 04/01/27	720,000	730,800
Indigo Natural Resources LLC
6.88%, 02/15/26 144A	30,000	26,700
Intelsat Jackson Holdings SA
5.50%, 08/01/23	330,000	294,525
International Business Machines Corporation
1.63%, 05/15/20	720,000	712,160
International Lease Finance Corporation
6.25%, 05/15/19	75,000	75,276
4.63%, 04/15/21	300,000	307,067
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	923,382
iStar, Inc. REIT
3.13%, 09/15/22 CONV	430,000	395,600
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	170,400
7.63%, 03/01/97	815,000	277,100
Jaguar Holding Co. II
6.38%, 08/01/23 144A	190,000	194,038
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	280,500
6.88%, 04/15/22 144A	200,000	202,000
Jefferies Group LLC
6.88%, 04/15/21	270,000	288,602
5.13%, 01/20/23Δ	305,000	323,278
6.45%, 06/08/27	35,000	38,245
6.25%, 01/15/36	1,135,000	1,177,248
6.50%, 01/20/43	510,000	532,537
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24^	260,000	272,840
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	687,675
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	86,906
6.95%, 01/15/38	90,000	110,028
Kinder Morgan, Inc.
7.75%, 01/15/32	780,000	1,018,833
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	166,000	169,840
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	446,050
4.88%, 11/01/26 144A	1,430,000	1,456,812
Lennar Corporation
4.75%, 11/15/22	315,000	324,781
4.75%, 11/29/27	1,000,000	1,004,218
Leonardo US Holdings, Inc.
6.25%, 01/15/40 144A	143,000	132,275
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	500,000	516,875

See Notes to Schedule of Investments.

	Par	Value
Lockheed Martin Corporation
3.80%, 03/01/45	$1,090,000	$1,078,582
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20Ψ ††† #	470,000	—
Masco Corporation
7.75%, 08/01/29	117,000	142,188
6.50%, 08/15/32	47,000	53,515
Match Group, Inc.
5.00%, 12/15/27 144A Δ	970,000	982,125
MBIA Insurance Corporation
14.05%, 01/15/33 144A	435,000	285,469
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	455,654
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	961,712
Morgan Stanley
5.75%, 01/25/21	205,000	215,361
3.13%, 08/05/21(C)	535,000	407,030
4.10%, 05/22/23	370,000	381,206
6.25%, 08/09/26	400,000	463,685
4.35%, 09/08/26	940,000	965,270
3.95%, 04/23/27	125,000	125,082
MPLX LP
4.50%, 07/15/23	20,000	20,978
4.88%, 06/01/25	75,000	79,901
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	351,475
5.00%, 10/15/27	1,390,000	1,417,800
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,532,545
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	415,000	422,262
Navient Corporation
8.00%, 03/25/20	600,000	625,500
5.88%, 03/25/21Δ	320,000	331,600
5.50%, 01/25/23	1,720,000	1,728,600
6.13%, 03/25/24	1,495,000	1,500,606
5.88%, 10/25/24	360,000	350,100
6.75%, 06/15/26	335,000	321,600
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	468,000	474,435
New Albertsons LP
7.75%, 06/15/26	410,000	375,150
6.63%, 06/01/28	70,000	57,050
7.45%, 08/01/29	1,405,000	1,250,450
8.70%, 05/01/30	320,000	296,000
8.00%, 05/01/31	1,310,000	1,187,187
Newell Brands, Inc.
3.85%, 04/01/23	680,000	672,801
4.00%, 12/01/24	445,000	429,152
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,044,721
Newmont Mining Corporation
4.88%, 03/15/42	575,000	601,369
NGL Energy Partners LP
7.50%, 11/01/23	785,000	816,086
	Par	Value
6.13%, 03/01/25Δ	$ 740,000	$ 717,800
NGPL PipeCo LLC
4.38%, 08/15/22 144A	600,000	610,500
7.77%, 12/15/37 144A	280,000	337,400
Noble Holding International, Ltd.
7.88%, 02/01/26 144A	215,000	200,219
NRG Energy, Inc.
7.25%, 05/15/26	230,000	253,906
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	155,000	154,137
1.50%, 11/01/35 CONV	5,000	5,000
1.00%, 12/15/35 CONV	1,430,000	1,341,134
Oasis Petroleum, Inc.
6.88%, 01/15/23Δ	95,000	95,238
Old Republic International Corporation
4.88%, 10/01/24	520,000	548,728
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	645,000	798,754
ONEOK Partners LP
4.90%, 03/15/25	60,000	63,875
6.20%, 09/15/43	20,000	22,807
Outfront Media Capital LLC
5.25%, 02/15/22	70,000	70,963
5.88%, 03/15/25	170,000	174,675
Owens Corning
7.00%, 12/01/36	1,043,000	1,187,669
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A	1,500,000	1,531,875
Pactiv LLC
8.38%, 04/15/27	200,000	205,000
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	685,000	941,552
Pride International, Inc.
7.88%, 08/15/40	270,000	217,350
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,695,000
6.38%, 05/15/33	470,000	470,587
6.00%, 02/15/35	180,000	173,475
QEP Resources, Inc.
5.38%, 10/01/22	315,000	309,094
5.25%, 05/01/23	1,500,000	1,421,250
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,895,000	1,911,107
5.25%, 01/15/28 144A	140,000	131,600
Radian Group, Inc.
4.50%, 10/01/24	225,000	222,750
Range Resources Corporation
5.00%, 08/15/22	520,000	517,400
5.00%, 03/15/23	1,450,000	1,426,437
4.88%, 05/15/25Δ	240,000	223,800
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	549,707
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	58,146	58,292
5.13%, 07/15/23 144A	940,000	956,450
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Rovi Corporation
0.50%, 03/01/20 CONV	$ 985,000	$ 957,958
Seagate HDD Cayman
4.88%, 06/01/27	120,000	114,508
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	25,894
ServiceMaster Co. LLC (The)
7.45%, 08/15/27	1,195,000	1,263,712
SM Energy Co.
1.50%, 07/01/21 CONV	235,000	220,580
5.00%, 01/15/24	40,000	37,200
6.75%, 09/15/26	75,000	72,281
Southern Copper Corporation
5.25%, 11/08/42	1,210,000	1,263,201
Southwestern Energy Co.
6.20%, 01/23/25	280,000	276,500
Spectrum Brands, Inc.
5.75%, 07/15/25	910,000	921,375
4.00%, 10/01/26(E)	100,000	114,562
Springleaf Finance Corporation
6.13%, 05/15/22	1,165,000	1,211,600
8.25%, 10/01/23	55,000	60,913
6.88%, 03/15/25	525,000	542,719
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,761,144
8.75%, 03/15/32	765,000	809,064
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	659,775
Sprint Corporation
7.88%, 09/15/23	680,000	714,000
Targa Resources Partners LP
4.25%, 11/15/23	430,000	429,462
6.75%, 03/15/24	1,050,000	1,103,812
5.13%, 02/01/25	60,000	61,500
5.88%, 04/15/26 144A	870,000	923,940
5.38%, 02/01/27	50,000	51,375
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	411,148
Tenet Healthcare Corporation
6.75%, 06/15/23Δ	305,000	315,294
5.13%, 05/01/25	1,025,000	1,032,739
6.88%, 11/15/31	265,000	250,425
Textron, Inc.
6.63%, 04/07/20(U)	130,000	177,521
Time Warner Cable LLC
8.25%, 04/01/19	40,000	40,000
5.50%, 09/01/41	60,000	59,108
4.50%, 09/15/42	105,000	91,962
Time Warner, Inc.
4.00%, 01/15/22	50,000	51,404
TransDigm, Inc.
6.50%, 07/15/24	199,000	205,219
6.50%, 05/15/25	195,000	198,676
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,284,000	1,324,125
Transocean, Inc.
5.80%, 10/15/22Δ	430,000	423,550
	Par	Value
7.50%, 01/15/26 144A	$480,000	$476,400
6.80%, 03/15/38	80,000	62,400
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	100,375
5.88%, 06/15/24	5,000	5,044
UAL Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	139,036	146,564
United Airlines Pass Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	174,306	172,198
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	194,563	198,580
United Airlines Pass-Through Trust, Series 2014-2, Class B
4.63%, 09/03/22	60,528	61,524
United Rentals North America, Inc.
5.75%, 11/15/24	540,000	556,875
4.63%, 10/15/25	150,000	148,500
6.50%, 12/15/26	210,000	221,550
5.50%, 05/15/27	890,000	901,125
4.88%, 01/15/28	445,000	433,964
United States Steel Corporation
6.65%, 06/01/37	760,000	672,600
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	207,562	225,547
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	376,503	383,412
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	176,407	184,375
Valvoline, Inc.
5.50%, 07/15/24	270,000	275,400
4.38%, 08/15/25Δ	650,000	624,000
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	130,000	126,815
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	390,000	381,225
Wells Fargo & Co.
4.48%, 01/16/24	124,000	130,591
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25Δ ^	240,000	256,667
Western Digital Corporation
1.50%, 02/01/24 144A CONV	330,000	291,064
WestRock MWV LLC
8.20%, 01/15/30	145,000	189,628
7.95%, 02/15/31	45,000	58,725
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	510,823
6.95%, 10/01/27	55,000	66,579
7.38%, 03/15/32	370,000	488,862
6.88%, 12/15/33	490,000	620,694
Whiting Petroleum Corporation
5.75%, 03/15/21	420,000	426,930
6.25%, 04/01/23Δ	980,000	989,800

See Notes to Schedule of Investments.

	Par	Value
6.63%, 01/15/26Δ	$ 615,000	$ 605,775
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	20,100
Williams Cos., Inc. (The)
7.50%, 01/15/31	60,000	75,421
5.75%, 06/24/44	440,000	484,662
Windstream Services LLC
10.50%, 06/30/24 144A #	75,000	55,688
9.00%, 06/30/25 144A #	530,000	363,050
WPX Energy, Inc.
8.25%, 08/01/23	430,000	485,900
XPO Logistics, Inc.
6.50%, 06/15/22 144A	14,000	14,315
6.13%, 09/01/23 144A	490,000	495,512
ZF North America Capital, Inc.
4.75%, 04/29/25 144A	550,000	534,697
Total Corporate Bonds (Cost $165,500,068)		172,397,381
FOREIGN BONDS — 31.7%
Argentina — 1.4%
Argentina Bonar Bonds
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 45.62%, 03/01/20(ZA) †	11,590,000	265,784
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 45.97%, 04/03/22(ZA) †	32,020,000	712,721
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 67.53%, 06/21/20(ZA) †	5,680,000	146,371
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	91,281,000	1,505,099
Argentine Republic Government International Bond
6.88%, 04/22/21Δ	310,000	283,805
7.50%, 04/22/26Δ	850,000	723,456
7.63%, 04/22/46	950,000	751,688
Pampa Energia SA
7.50%, 01/24/27 144A	1,810,000	1,604,203
Provincia de Buenos Aires
7.88%, 06/15/27 144A	780,000	571,350
YPF SA
8.50%, 03/23/21 144A	980,000	992,495
16.50%, 05/09/22(ZA)	450,000	6,173
		7,563,145
Armenia — 0.1%
Republic of Armenia International Bond
6.00%, 09/30/20Δ	520,000	532,688
Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A Δ	370,000	395,197
	Par	Value
Brazil — 1.6%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	$15,097,000	$ 4,029,894
10.00%, 01/01/27(B)	927,000	251,320
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,515,050
4.63%, 01/13/28Δ	1,000,000	1,009,760
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ^	1,060,000	1,043,252
Ultrapar International SA
5.25%, 10/06/26 144A Δ	420,000	424,200
Vale Overseas, Ltd.
6.88%, 11/21/36	285,000	327,465
		8,600,941
Canada — 1.9%
1011778 BC ULC
5.00%, 10/15/25 144A	30,000	29,709
Bausch Health Cos., Inc.
6.13%, 04/15/25 144A	1,750,000	1,736,875
5.50%, 11/01/25 144A	380,000	389,500
9.00%, 12/15/25 144A	60,000	65,403
Baytex Energy Corporation
5.13%, 06/01/21 144A	110,000	109,175
5.63%, 06/01/24 144A	110,000	102,713
Bombardier, Inc.
6.00%, 10/15/22 144A Δ	1,200,000	1,216,500
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	282,000
7.50%, 04/01/25 144A	850,000	817,062
Glencore Finance Canada, Ltd.
6.00%, 11/15/41Δ	470,000	484,616
Hudbay Minerals, Inc.
7.63%, 01/15/25 144A	1,220,000	1,258,125
MEG Energy Corporation
6.38%, 01/30/23 144A	45,000	41,794
7.00%, 03/31/24 144A	605,000	567,188
6.50%, 01/15/25 144A	30,000	29,668
Methanex Corporation
5.25%, 03/01/22	75,000	77,334
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22(C) Ω	2,600,000	1,825,584
2.90%, 03/08/29(C) Ω	2,400,000	1,387,747
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	61,050
		10,482,043
Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A Δ	220,000	220,772
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
China — 0.3%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	$ 310,000	$ 318,494
4.50%, 03/15/23 144A	260,000	259,350
5.50%, 02/15/24 144A	1,160,000	1,207,154
		1,784,998
Colombia — 1.7%
Colombia Government International Bond
5.63%, 02/26/44Δ	4,427,000	5,001,182
Colombian TES
10.00%, 07/24/24(X)	23,100,000	8,647
Ecopetrol SA
5.88%, 09/18/23	190,000	208,002
4.13%, 01/16/25	920,000	931,509
5.38%, 06/26/26	80,000	86,400
Millicom International Cellular SA
5.13%, 01/15/28 144A	1,820,000	1,749,475
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/28 144A Δ	1,080,000	1,170,450
		9,155,665
Denmark — 0.2%
Danske Bank A/S
(Variable, EUR Swap Rate 6Y + 4.64%), 5.75%, 04/06/20(E) Δ ^	800,000	899,619
Egypt — 0.2%
Egypt Government International Bond
7.60%, 03/01/29 144A	1,120,000	1,152,443
France — 1.1%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	200,000	224,130
Altice France SA
7.38%, 05/01/26 144A	1,100,000	1,080,750
BNP Paribas SA
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A Δ ^	300,000	300,247
Burger King France SAS
(Floating, Euribor 3M + 5.25%), 5.25%, 05/01/23(E) 144A †	130,000	147,687
6.00%, 05/01/24(E) 144A	120,000	143,744
Credit Agricole SA
(Variable, EUR Swap Rate 5Y + 5.12%), 6.50%, 06/23/21(E) ^	420,000	505,082
Europcar Mobility Group
5.75%, 06/15/22(E) 144A	810,000	933,268
5.75%, 06/15/22(E)	1,100,000	1,267,401
Hercule Debtco S.a.r.l.
Cash coupon 6.75% or PIK 7.50%, 06/30/24(E) 144A	480,000	505,864
XLIT, Ltd.
6.25%, 05/15/27	640,000	756,169
		5,864,342
	Par	Value
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	$ 780,000	$ 943,788
KME AG
6.75%, 02/01/23(E) 144A	670,000	707,703
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	480,000	526,104
		2,177,595
Ghana — 0.3%
Ghana Government International Bond
7.63%, 05/16/29 144A	900,000	881,935
10.75%, 10/14/30 144A	540,000	658,892
		1,540,827
Greece — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	71,550
Guatemala — 0.1%
Guatemala Government Bond
4.38%, 06/05/27 144A	760,000	732,108
Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	460,000	506,575
6.25%, 01/19/27 144A	620,000	657,975
		1,164,550
India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	923,421
Indonesia — 1.5%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	441,834
6.63%, 02/17/37	2,125,000	2,605,299
5.25%, 01/17/42 144A	2,710,000	2,922,014
Indonesia Treasury Bond
7.00%, 05/15/27(I)	30,479,000,000	2,065,573
		8,034,720
Ireland — 0.4%
AerCap Ireland Capital DAC
3.50%, 05/26/22	300,000	300,206
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	252,187
7.25%, 05/15/24 144A	460,000	486,312
6.00%, 02/15/25 144A	500,000	501,250
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	238,933
4.42%, 11/15/35	569,000	526,877
		2,305,765

See Notes to Schedule of Investments.

	Par	Value
Italy — 2.0%
Enel SpA
(Variable, GBP Swap Rate 5Y + 5.66%), 7.75%, 09/10/75(U) ^	$ 440,000	$ 614,984
Intesa Sanpaolo SpA
(Variable, EUR Swap Rate 5Y + 6.88%), 7.00%, 01/19/21(E) ^	770,000	900,457
Italy Buoni Poliennali Del Tesoro
2.05%, 08/01/27(E)	4,000,000	4,417,057
Telecom Italia Capital SA
6.38%, 11/15/33	715,000	693,550
6.00%, 09/30/34	200,000	186,000
Telecom Italia Finance SA
7.75%, 01/24/33(E) Δ	910,000	1,323,904
Telecom Italia SpA
5.30%, 05/30/24 144A	1,800,000	1,815,750
UniCredit SpA
(Variable, EUR Swap Rate 5Y + 6.39%), 6.63%, 06/03/23(E) ^	700,000	765,294
		10,716,996
Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 144A Δ STEP	705,900	670,743
Jersey — 0.2%
Delphi Technologies PLC
5.00%, 10/01/25 144A	540,000	476,820
LHC3 PLC
Cash coupon 4.13% or PIK 4.88%, 08/15/24(E)	760,000	866,384
		1,343,204
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	525,449
6.38%, 10/24/48 144A	560,000	613,804
KazTransGas JSC
4.38%, 09/26/27 144A	880,000	855,484
		1,994,737
Luxembourg — 0.7%
Altice Luxembourg SA
7.25%, 05/15/22(E) 144A	690,000	784,203
7.75%, 05/15/22 144A Δ	660,000	662,475
ArcelorMittal
5.50%, 03/01/21	30,000	31,352
7.00%, 10/15/39	510,000	581,582
6.75%, 03/01/41	690,000	770,452
Eurofins Scientific SE
(Variable, 7.01% - Euribor 3M), 4.88%, 04/29/23(E) Δ ^	780,000	903,896
		3,733,960
Mexico — 3.8%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ^	260,000	259,353
	Par	Value
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	$ 880,000	$ 812,460
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,274,834
8.00%, 12/07/23(M)	41,500,000	2,153,996
10.00%, 12/05/24(M)	31,500,000	1,783,143
7.50%, 06/03/27(M)	154,900,000	7,735,085
8.50%, 05/31/29(M)	2,000,000	106,004
7.75%, 05/29/31(M)	3,000,000	149,500
7.75%, 11/13/42(M)	63,160,000	3,025,198
Mexichem SAB de CV
5.88%, 09/17/44 144A	1,530,000	1,517,270
Petroleos Mexicanos
5.50%, 01/21/21	750,000	764,250
		20,581,093
Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144A	550,000	578,655
4.50%, 10/22/25 144A	520,000	516,068
		1,094,723
Netherlands — 3.6%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	750,000	1,018,344
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	403,750
7.00%, 09/30/26 144A	250,000	270,780
CBR Fashion Finance BV
5.13%, 10/01/22(E)	540,000	576,435
Cooperatieve Rabobank UA
(Variable, EUR Swap Rate 5Y + 4.10%), 4.63%, 12/29/25(E) Δ ^	800,000	913,105
5.75%, 12/01/43	880,000	1,052,249
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,614,432
4.13%, 01/15/20 144A	540,000	544,052
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	270,312
Equate Petrochemical BV
4.25%, 11/03/26 144A	580,000	586,870
Koninklijke KPN NV
(Variable, USD Swap 10Y + 5.33%), 7.00%, 03/28/73^	1,240,000	1,297,629
Maxeda DIY Holding BV
6.13%, 07/15/22(E)	840,000	924,668
Myriad International Holdings BV
4.85%, 07/06/27 144A Δ	1,670,000	1,719,091
OCI NV
6.63%, 04/15/23 144A	840,000	875,280
Petrobras Global Finance BV
6.25%, 03/17/24	3,860,000	4,159,150
6.88%, 01/20/40Δ	106,000	108,465
5.63%, 05/20/43Δ	275,000	247,019
6.90%, 03/19/49	250,000	247,850
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Syngenta Finance NV
4.44%, 04/24/23 144A	$ 920,000	$ 939,101
Telefonica Europe BV
(Variable, EUR Swap Rate 10Y + 4.30%), 5.88%, 03/31/24(E) ^	1,000,000	1,249,349
UPC Holding BV
5.50%, 01/15/28 144A	510,000	510,000
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	254,375
Ziggo BV
5.50%, 01/15/27 144A	150,000	148,500
		19,930,806
Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A Δ	440,000	441,031
7.63%, 11/28/47 144A	1,310,000	1,277,871
		1,718,902
Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19(K) 144A	172,000	20,034
3.75%, 05/25/21(K) 144A	129,000	15,741
		35,775
Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,930
Peru — 0.7%
Peruvian Government International Bond
6.55%, 03/14/37	890,000	1,202,621
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	2,330,000	2,376,600
		3,579,221
Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	200,000	204,245
Qatar — 0.0%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A Δ	200,000	205,420
Russia — 1.7%
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	264,781,000	3,925,006
7.05%, 01/19/28(Q)	385,541,000	5,484,330
		9,409,336
Singapore — 0.2%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	999,302
South Africa — 0.6%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,988,000	150,501
	Par	Value
6.50%, 02/28/41(S)	$68,700,000	$3,373,638
		3,524,139
Spain — 0.2%
Telefonica Emisiones SA
5.13%, 04/27/20	75,000	76,747
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	710,000	800,380
(Floating, Euribor 3M + 5.25%), 5.25%, 09/15/24(E) 144A †	260,000	290,669
		1,167,796
Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	900,000	904,257
Switzerland — 0.2%
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ^	330,000	339,681
UBS Group Funding Switzerland AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ^	600,000	609,369
		949,050
Turkey — 1.5%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	2,640,000	2,357,890
Turkey Government Bond
10.60%, 02/11/26(T)	17,580,000	2,169,319
Turkey Government International Bond
7.25%, 12/23/23	1,250,000	1,261,759
6.00%, 03/25/27	2,190,000	2,007,667
4.88%, 04/16/43	500,000	371,558
		8,168,193
United Arab Emirates — 0.3%
DP World PLC
5.63%, 09/25/48 144A	1,350,000	1,408,420
United Kingdom — 3.1%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	203,998
Barclays Bank PLC
7.63%, 11/21/22	1,660,000	1,806,221
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E) ^	300,000	341,088
Garfunkelux Holdco 3 SA
7.50%, 08/01/22(E) Δ	680,000	703,758
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	306,376
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25Δ ^	600,000	620,067
Jerrold Finco PLC
6.13%, 01/15/24(U) 144A	760,000	997,570

See Notes to Schedule of Investments.

	Par	Value
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	$ 540,000	$ 467,100
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	387,407
Lloyds Banking Group PLC
4.34%, 01/09/48	1,581,000	1,420,663
Monitchem Holdco 2 SA
6.88%, 06/15/22(E)	220,000	224,297
Pinewood Finance Co., Ltd.
3.75%, 12/01/23(U) 144A	780,000	1,028,320
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	810,000	1,087,953
Rio Tinto Finance USA PLC
4.13%, 08/21/42	145,000	151,716
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,997,618
6.00%, 12/19/23	275,000	293,712
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ^	390,000	524,242
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	372,789
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	312,875
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	272,496	427,121
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	577,949	881,392
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	412,444
Virgin Media Secured Finance PLC
5.50%, 01/15/25(U) Δ	1,368,000	1,828,523
5.50%, 08/15/26 144A	200,000	204,000
		17,001,250
Total Foreign Bonds (Cost $190,888,215)		172,947,887
LOAN AGREEMENTS — 1.2%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.74%, 04/28/22†	291,761	275,472
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.74%, 04/06/24†	29,518	28,897
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.49%, 01/15/25†	211,474	210,067
Bausch Health Cos, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 5.48%, 06/02/25†	331,516	329,770
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 2M + 2.00%), 4.61%, 10/01/22†	142,322	141,619
	Par	Value
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.75%, 05/20/24†	$375,724	$374,609
CBS Radio, Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 5.25%, 11/18/24†	309,114	301,231
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 04/30/25†	99,469	98,929
CSC Holdings LLC March 2017 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.73%, 07/17/25†	257,906	250,998
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.35%, 10/30/22†	380,000	379,559
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.24%, 10/25/23†	339,605	339,207
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 5.00%, 08/18/22†	246,918	244,829
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.74%, 02/22/24†	110,000	108,865
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 5.00%, 08/19/22†	145,645	144,796
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.99%, 01/26/23†	399,699	305,569
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.49%, 03/11/22†	872,733	785,028
Prime Security Services Borrower LLC December 2018 Incremental Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 5.25%, 05/02/22†	522,059	517,494
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 5.25%, 02/05/23†	364,969	361,361
TDC A/S Facility B3
(Floating, Euribor 1M + 2.75%), 2.75%, 06/04/25†	820,000	919,669
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 04/10/23†	$ 102,814	$ 102,034
Univision Communications, Inc. 2017 Replacement Repriced Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 5.25%, 03/15/24†	408,812	386,156
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.98%, 01/15/26†	256,456	256,271
Vistra Operations Co. LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.50%, 08/04/23†	25,162	24,922
Total Loan Agreements (Cost $7,197,656)		6,887,352
MORTGAGE-BACKED SECURITIES — 1.8%
Commercial Mortgage Trust, Series 2007-CD4, Class AJ
5.40%, 12/11/49	3,534	2,239
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	92,328	62,456
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	92,590	70,606
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 7.44%, 07/25/29†	1,060,000	1,189,057
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.64%, 10/25/29†	560,000	634,484
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 6.23%, 09/15/31 144A †	2,220,000	2,225,673
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 3.59%, 08/25/36†	573,609	562,985
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.20%, 02/15/51† γ	5,055	4,708
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.21%, 8.21% Floor), 10.69%, 06/15/35 144A †	2,500,000	2,487,651
	Par	Value
Lone Star Portfolio Trust, Series 2015-LSMZ, Class M
(Floating, ICE LIBOR USD 1M + 7.22%, 7.22% Floor), 9.70%, 09/15/20 144A †	$408,074	$ 405,902
Lone Star Portfolio Trust, Series 2015-LSP, Class F
(Floating, ICE LIBOR USD 1M + 7.15%, 6.90% Floor), 9.63%, 09/15/28 144A †	767,900	773,720
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	610,000	601,115
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	800,000	747,517
Total Mortgage-Backed Securities (Cost $9,572,011)		9,768,113
MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $128,979)	160,000	157,346

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Put Option — 0.0%
Japanese Yen vs. U.S. Dollars, Strike Price $110.50, Expires 04/10/19 (Premiums received $76,693)	1	$14,650,000	51,982

	Par
U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bills
2.18%, 04/25/19Ω Δ	$3,075,000	3,070,217
2.48%, 05/30/19Ω Δ	5,000,000	4,980,765
2.47%, 08/29/19Ω Δ	3,000,000	2,970,594
		11,021,576
U.S. Treasury Bonds
3.50%, 02/15/39Δ	860,000	974,823
4.25%, 05/15/39	40,000	50,027
3.88%, 08/15/40	30,000	35,735
2.75%, 08/15/42	120,000	119,538
3.13%, 02/15/43	9,716,000	10,298,197
2.88%, 05/15/43	2,220,000	2,254,862
3.00%, 05/15/45	40,000	41,512
3.00%, 11/15/45	920,000	955,003
2.50%, 05/15/46Δ	820,000	770,913
2.25%, 08/15/46Δ	960,000	856,294
2.88%, 11/15/46	2,120,000	2,146,873
3.00%, 05/15/47	80,000	82,927
2.75%, 08/15/47	120,000	118,317
3.13%, 05/15/48Δ	60,000	63,635
3.00%, 08/15/48	2,715,000	2,811,032

See Notes to Schedule of Investments.

	Par	Value
3.38%, 11/15/48	$ 4,040,000	$ 4,497,104
		26,076,792
U.S. Treasury Notes
1.25%, 06/30/19Δ	3,000,000	2,990,742
1.63%, 06/30/19Δ	10,000	9,978
1.25%, 10/31/19	110,000	109,237
3.63%, 02/15/21	14,549,000	14,900,220
1.88%, 01/31/22	710,000	702,928
2.00%, 02/15/22	120,000	119,257
1.63%, 08/15/22	17,580,000	17,234,922
2.88%, 10/31/23	3,550,000	3,647,556
2.75%, 02/15/24	6,650,000	6,803,651
2.38%, 02/29/24Δ	20,000	20,133
2.25%, 11/15/24	20,630,000	20,593,743
2.00%, 02/15/25	100,000	98,387
1.63%, 02/15/26	8,530,000	8,152,146
1.63%, 05/15/26	470,000	448,400
2.00%, 11/15/26Δ	1,220,000	1,190,549
		77,021,849
Total U.S. Treasury Obligations (Cost $112,107,033)		114,120,217

	Shares
COMMON STOCKS — 1.3%
Communication Services — 0.5%
AT&T, Inc.	78,546	2,463,203
Consumer Discretionary — 0.2%
Ford Motor Co.	96,849	850,334
Energy — 0.0%
Berry Petroleum CorporationΔ	2,472	28,527
Hercules Offshore, Inc.Ψ ††† Δ *	46,644	36,842
Montage Resources Corporation*	7,130	107,228
		172,597
Health Care — 0.2%
Bristol-Myers Squibb Co.Δ	23,032	1,098,857
	Shares	Value
Information Technology — 0.4%
Corning, Inc.	70,534	$ 2,334,675
Total Common Stocks (Cost $7,819,532)		6,919,666
PREFERRED STOCKS — 0.4%
Bank of America Corporation
7.25%, 03/29/19 CONV	602	783,726
Chesapeake Energy Corporation
5.00%, 01/31/19 CONV Δ	3,950	212,312
5.75%, 01/31/19 CONV	810	454,842
5.75%, 01/31/19 144A CONV	50	27,412
4.50%, 02/28/19 CONV Δ	1,229	68,259
El Paso Energy Capital Trust I
4.75%, 06/27/19 CONV	11,315	612,933
iStar, Inc. REIT
4.50%, 03/01/19 CONV	50	2,131
Total Preferred Stocks (Cost $1,901,034)		2,161,615
MONEY MARKET FUNDS — 9.5%
GuideStone Money Market Fund, 2.35%Ø ∞	35,766,852	35,766,852
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø §	14,858,207	14,858,207
Northern Institutional U.S. Government Portfolio (Shares), 2.26%Ø	1,213,672	1,213,672
Total Money Market Funds (Cost $51,838,731)		51,838,731
TOTAL INVESTMENTS — 99.6% (Cost $553,227,515)		543,905,667
Other Assets in Excess of Liabilities — 0.4%		2,326,505
NET ASSETS — 100.0%		$546,232,172
Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2019	(3)	$ (644,984)	$(31,628)
Euro-Bund	06/2019	(96)	(17,912,822)	(386,738)
2-Year U.S. Treasury Note	06/2019	3	639,281	2,316
5-Year U.S. Treasury Note	06/2019	(166)	(19,227,469)	(71,328)
Total Futures Contracts outstanding at March 31, 2019			$(37,145,994)	$(487,378)
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/19	Indian Rupees	533,117,535	U.S. Dollars	7,515,101	BAR	$ 154,664
04/17/19	U.S. Dollars	4,620,851	Euro	3,990,000	BAR	138,624
04/17/19	U.S. Dollars	1,964,988	Brazilian Reals	7,309,000	BAR	100,255
04/17/19	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	1,841,290	CITI	35,900
04/17/19	U.S. Dollars	1,026,410	South African Rand	14,380,000	BAR	31,811
04/17/19	U.S. Dollars	1,420,855	Euro	1,240,000	CITI	27,882
04/17/19	Turkish Lira	4,332,800	U.S. Dollars	746,533	BAR	15,580
04/17/19	U.S. Dollars	2,890,117	Mexican Pesos	56,074,921	CITI	9,074
04/17/19	U.S. Dollars	357,868	Australian Dollars	500,000	BAR	2,724
04/17/19	U.S. Dollars	152,258	Brazilian Reals	590,000	CITI	1,732
Subtotal Appreciation						$ 518,246
07/17/19	Brazilian Reals	370,000	U.S. Dollars	93,787	BAR	(79)
04/17/19	Polish Zloty	120,000	U.S. Dollars	32,118	BAR	(846)
07/17/19	Brazilian Reals	590,000	U.S. Dollars	151,236	CITI	(1,810)
04/17/19	U.S. Dollars	948,780	Russian Rubles	64,370,000	CITI	(29,497)
07/17/19	Argentine Pesos	30,090,000	U.S. Dollars	653,846	CITI	(51,818)
04/17/19	U.S. Dollars	3,585,723	British Pounds	2,793,751	CITI	(56,117)
04/17/19	Brazilian Reals	8,250,000	U.S. Dollars	2,178,793	CITI	(73,985)
04/16/19	U.S. Dollars	3,646,411	Indian Rupees	261,630,000	BAR	(117,563)
04/17/19	Euro	27,472,940	U.S. Dollars	31,792,273	CITI	(930,133)
04/17/19	Japanese Yen	3,448,975,000	U.S. Dollars	32,106,187	CITI	(938,848)
Subtotal Depreciation						$(2,200,696)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$(1,682,450)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$ 5,058,819	$ —	$ 5,058,819	$ —
Commercial Paper	1,596,558	—	1,596,558	—
Common Stocks:
Energy	172,597	135,755	—	36,842
Other ^^	6,747,069	6,747,069	—	—
Total Common Stocks	6,919,666	6,882,824	—	36,842
Corporate Bonds	172,397,381	—	172,397,381	—**
Foreign Bonds	172,947,887	—	172,947,887	—
Loan Agreements	6,887,352	—	6,887,352	—
Money Market Funds	51,838,731	51,838,731	—	—
Mortgage-Backed Securities	9,768,113	—	9,768,113	—
Municipal Bond	157,346	—	157,346	—
Preferred Stocks:
Energy	1,375,758	681,192	694,566	—

See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financials	$ 785,857	$ 783,726	$ 2,131	$ —
Total Preferred Stocks	2,161,615	1,464,918	696,697	—
Purchased Option:
Put Option	51,982	—	51,982	—
U.S. Treasury Obligations	114,120,217	—	114,120,217	—
Total Assets - Investments in Securities	$543,905,667	$60,186,473	$483,682,352	$ 36,842
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 518,246	$ —	$ 518,246	$ —
Futures Contracts	2,316	2,316	—	—
Total Assets - Other Financial Instruments	$ 520,562	$ 2,316	$ 518,246	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$ (489,694)	$ (489,694)	$ —	$ —
Forward Foreign Currency Contracts	(2,200,696)	—	(2,200,696)	—
Total Liabilities - Other Financial Instruments	$ (2,690,390)	$ (489,694)	$ (2,200,696)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended March 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2019.
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 40.9%
Communication Services — 1.9%
Activision Blizzard, Inc.	6,115	$ 278,416
Alphabet, Inc. Class A*	3,001	3,531,847
Alphabet, Inc. Class C*	514	603,081
AT&T, Inc.	18,167	569,717
Cable One, Inc.	120	117,766
CBS Corporation Class B (Non-Voting Shares)	817	38,832
CenturyLink, Inc.	1,295	15,527
Charter Communications, Inc. Class A*	343	118,990
Comcast Corporation Class A	7,920	316,642
Discovery, Inc. Class A*	454	12,267
Discovery, Inc. Class C*	631	16,040
Electronic Arts, Inc.*	5,449	553,782
Facebook, Inc. Class A*	14,211	2,368,832
Fox Corporation Class A*	726	26,639
Fox Corporation Class B*	255	9,161
Interpublic Group of Cos., Inc. (The)	849	17,838
Netflix, Inc.*	2,733	974,478
News Corporation Class A	567	7,053
Omnicom Group, Inc.	506	36,933
T-Mobile US, Inc.*	3,631	250,902
TWDC Enterprises 18 Corporation	20,044	2,225,540
Twitter, Inc.*	601	19,761
Verizon Communications, Inc.	155,387	9,188,033
		21,298,077
Consumer Discretionary — 2.3%
Advance Auto Parts, Inc.	122	20,805
Amazon.com, Inc.*	1,339	2,384,424
AutoZone, Inc.*	38	38,917
Best Buy Co., Inc.	2,019	143,470
Booking Holdings, Inc.*	604	1,053,926
BorgWarner, Inc.	232	8,911
CarMax, Inc.*	253	17,659
Carnival Corporation	38,456	1,950,488
Chipotle Mexican Grill, Inc.*	46	32,674
D.R. Horton, Inc.	870	36,001
Darden Restaurants, Inc.	10,008	1,215,672
Dollar General Corporation	398	47,481
Dollar Tree, Inc.*	361	37,919
Domino’s Pizza, Inc.	2,436	628,732
eBay, Inc.	770	28,598
Expedia Group, Inc.	332	39,508
Foot Locker, Inc.	320	19,392
Ford Motor Co.	3,505	30,774
General Motors Co.	2,563	95,087
Genuine Parts Co.	9,828	1,101,031
H&R Block, Inc.	760	18,194
Hanesbrands, Inc.	827	14,787
Hasbro, Inc.	1,294	110,016
Hilton Worldwide Holdings, Inc.	289	24,019
Home Depot, Inc. (The)	14,491	2,780,678
Kohl’s Corporation	339	23,313
Leggett & Platt, Inc.	135	5,700
Lennar Corporation Class A	374	18,360
	Shares	Value
LKQ Corporation*	551	$ 15,637
Lowe’s Cos., Inc.	7,084	775,486
Lululemon Athletica, Inc.*	9,625	1,577,249
Marriott International, Inc. Class A	528	66,048
McDonald’s Corporation	17,306	3,286,409
Mohawk Industries, Inc.*	105	13,246
Newell Brands, Inc.	2,167	33,242
NIKE, Inc. Class B	18,461	1,554,601
Nordstrom, Inc.	287	12,737
Norwegian Cruise Line Holdings, Ltd.*	381	20,940
O’Reilly Automotive, Inc.*	121	46,984
Pool Corporation	454	74,896
PulteGroup, Inc.	555	15,518
PVH Corporation	138	16,829
Ralph Lauren Corporation	137	17,766
Ross Stores, Inc.	6,923	644,531
Royal Caribbean Cruises, Ltd.	327	37,481
Starbucks Corporation	43,088	3,203,162
Tapestry, Inc.	641	20,826
Target Corporation	964	77,371
Tiffany & Co.	162	17,099
TJX Cos., Inc. (The)	17,082	908,933
Tractor Supply Co.	240	23,462
Ulta Beauty, Inc.*	534	186,222
Under Armour, Inc. Class A*	210	4,439
Under Armour, Inc. Class C*	211	3,982
VF Corporation	555	48,235
Whirlpool Corporation	160	21,262
Yum! Brands, Inc.	13,503	1,347,734
		25,998,863
Consumer Staples — 4.5%
Archer-Daniels-Midland Co.	1,013	43,691
Campbell Soup Co.	418	15,938
Casey’s General Stores, Inc.Δ	2,360	303,897
Church & Dwight Co., Inc.	1,377	98,084
Clorox Co. (The)	4,379	702,654
Coca-Cola Co. (The)	70,693	3,312,674
Colgate-Palmolive Co.	30,573	2,095,473
Conagra Brands, Inc.	599	16,616
Costco Wholesale Corporation	8,686	2,103,228
Coty, Inc. Class A	2,686	30,889
Estee Lauder Cos., Inc. (The) Class A	10,900	1,804,495
Flowers Foods, Inc.Δ	26,461	564,149
General Mills, Inc.	959	49,628
Hershey Co. (The)	29,187	3,351,543
Hormel Foods CorporationΔ	36,910	1,652,092
Ingredion, Inc.	12,083	1,144,139
J.M. Smucker Co. (The)	250	29,125
Kellogg Co.	694	39,822
Kimberly-Clark Corporation	36,470	4,518,633
Kraft Heinz Co. (The)	572	18,676
Kroger Co. (The)	1,673	41,156
Lamb Weston Holdings, Inc.	13,987	1,048,186
McCormick & Co., Inc. (Non-Voting Shares)	9,381	1,413,060
Mondelez International, Inc. Class A	78,408	3,914,127

See Notes to Schedule of Investments.

	Shares	Value
Monster Beverage Corporation*	15,348	$ 837,694
PepsiCo, Inc.	31,560	3,867,678
Procter & Gamble Co. (The)	104,909	10,915,781
Sysco Corporation	28,529	1,904,596
Tyson Foods, Inc. Class A	450	31,244
Walgreens Boots Alliance, Inc.	1,261	79,783
Walmart, Inc.	43,773	4,269,181
		50,217,932
Energy — 1.4%
Anadarko Petroleum Corporation	24,708	1,123,720
Apache Corporation	581	20,137
Baker Hughes a GE Co.	26,399	731,780
Cabot Oil & Gas Corporation	765	19,966
Chevron Corporation	74,514	9,178,635
Cimarex Energy Co.	158	11,044
Concho Resources, Inc.	225	24,966
ConocoPhillips	6,078	405,646
Devon Energy Corporation	701	22,124
EOG Resources, Inc.	4,661	443,634
Exxon Mobil Corporation	23,850	1,927,080
Halliburton Co.	717	21,008
Helmerich & Payne, Inc.	341	18,946
Hess Corporation	541	32,584
HollyFrontier Corporation	313	15,421
Kinder Morgan, Inc.	1,482	29,655
Marathon Oil Corporation	33,284	556,176
Marathon Petroleum Corporation	2,161	129,336
Noble Energy, Inc.	607	15,011
Occidental Petroleum Corporation	1,433	94,865
ONEOK, Inc.	903	63,066
Phillips 66	752	71,568
Pioneer Natural Resources Co.	361	54,973
Valero Energy Corporation	5,669	480,901
Williams Cos., Inc. (The)	1,532	43,999
		15,536,241
Financials — 7.3%
Aflac, Inc.	109,928	5,496,400
Alleghany Corporation*	1,248	764,275
Allstate Corporation (The)	27,618	2,601,063
American Express Co.	9,544	1,043,159
American Financial Group, Inc.	9,156	880,899
American International Group, Inc.	1,388	59,767
Ameriprise Financial, Inc.	269	34,459
Arch Capital Group, Ltd.*	24,987	807,580
Arthur J. Gallagher & Co.	451	35,223
Assurant, Inc.	75	7,118
Assured Guaranty, Ltd.	3,251	144,442
Bank of America Corporation	16,367	451,566
Bank of Hawaii CorporationΔ	4,834	381,258
Bank of New York Mellon Corporation (The)	92,665	4,673,096
BB&T Corporation	10,807	502,850
Berkshire Hathaway, Inc. Class B*	3,164	635,616
BlackRock, Inc.	4,755	2,032,144
Brighthouse Financial, Inc.*	405	14,697
Capital One Financial Corporation	901	73,603
Capitol Federal Financial, Inc.Δ	309,200	4,127,820
	Shares	Value
Cboe Global Markets, Inc.	2,355	$ 224,761
Charles Schwab Corporation (The)	1,948	83,296
Cincinnati Financial Corporation	334	28,691
Citigroup, Inc.	4,568	284,221
Citizens Financial Group, Inc.	836	27,170
CME Group, Inc.	16,823	2,768,729
Comerica, Inc.	35,802	2,625,003
Commerce Bancshares, Inc.	14,589	847,037
Credit Acceptance CorporationΔ*	943	426,170
Discover Financial Services	9,426	670,754
E*TRADE Financial Corporation	326	15,136
East West Bancorp, Inc.	7,479	358,768
Erie Indemnity Co. Class A	1,630	290,988
Everest Re Group, Ltd.	3,806	821,944
Fidelity National Financial, Inc.	42,598	1,556,957
Fifth Third Bancorp	1,381	34,829
Goldman Sachs Group, Inc. (The)	615	118,074
Hartford Financial Services Group, Inc. (The)	633	31,473
Huntington Bancshares, Inc.	1,372	17,397
Intercontinental Exchange, Inc.	6,627	504,580
Invesco, Ltd.	816	15,757
Jefferies Financial Group, Inc.	558	10,485
JPMorgan Chase & Co.	66,506	6,732,402
KeyCorp	1,880	29,610
Lincoln National Corporation	388	22,776
Loews Corporation	373	17,878
M&T Bank Corporation	6,802	1,068,050
Markel Corporation*	1,365	1,359,868
MarketAxess Holdings, Inc.Δ	282	69,395
Marsh & McLennan Cos., Inc.	43,172	4,053,851
MetLife, Inc.	2,122	90,334
Moody’s Corporation	247	44,729
Morgan Stanley	2,337	98,621
Nasdaq, Inc.	251	21,960
Northern Trust Corporation	29,170	2,637,260
People’s United Financial, Inc.	674	11,081
PNC Financial Services Group, Inc. (The)	74,479	9,135,594
Principal Financial Group, Inc.	556	27,906
ProAssurance Corporation	71,000	2,457,310
Progressive Corporation (The)	44,447	3,204,184
Prudential Financial, Inc.	758	69,645
Raymond James Financial, Inc.	240	19,298
Regions Financial Corporation	2,436	34,469
RenaissanceRe Holdings, Ltd.Δ	3,581	513,873
S&P Global, Inc.	1,008	212,234
SEI Investments Co.	5,739	299,863
State Street Corporation	604	39,749
SunTrust Banks, Inc.	31,360	1,858,080
SVB Financial Group*	1,969	437,827
Synchrony Financial	1,366	43,575
T. Rowe Price Group, Inc.	7,712	772,125
TFS Financial CorporationΔ	10,518	173,231
Torchmark Corporation	219	17,947
Travelers Cos., Inc. (The)	17,895	2,454,478
U.S. Bancorp	63,072	3,039,440
Unum Group	295	9,980
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
W.R. Berkley Corporation	6,388	$ 541,191
Wells Fargo & Co.	57,915	2,798,453
Zions Bancorp NA	159	7,220
		80,954,742
Health Care — 5.1%
Abbott Laboratories	15,592	1,246,425
AbbVie, Inc.	2,697	217,351
ABIOMED, Inc.*	1,640	468,368
Agilent Technologies, Inc.	9,877	793,913
Alexion Pharmaceuticals, Inc.*	413	55,829
Align Technology, Inc.*	3,758	1,068,512
Amgen, Inc.	2,862	543,723
Anthem, Inc.	5,595	1,605,653
Baxter International, Inc.	9,868	802,367
Becton, Dickinson and Co.	3,267	815,868
Biogen, Inc.*	2,868	677,938
Boston Scientific Corporation*	2,122	81,442
Bristol-Myers Squibb Co.Δ	20,768	990,841
Cardinal Health, Inc.	601	28,938
Celgene Corporation*	1,539	145,189
Centene Corporation*	610	32,391
Cerner Corporation*	527	30,150
Chemed Corporation	1,877	600,771
Cigna Corporation	5,120	823,398
Covetrus, Inc.Δ*	5,244	167,021
CVS Health Corporation	1,641	88,500
Danaher Corporation	10,759	1,420,403
DaVita, Inc.*	265	14,387
DENTSPLY SIRONA, Inc.	472	23,407
Edwards Lifesciences Corporation*	3,584	685,727
Eli Lilly & Co.	37,744	4,897,661
Gilead Sciences, Inc.	2,230	144,972
HCA Healthcare, Inc.	500	65,190
Henry Schein, Inc.*	13,360	803,070
Hologic, Inc.*	508	24,587
Humana, Inc.	5,731	1,524,446
ICU Medical, Inc.*	301	72,038
IDEXX Laboratories, Inc.*	1,453	324,891
Illumina, Inc.*	1,467	455,782
Intuitive Surgical, Inc.*	3,561	2,031,835
IQVIA Holdings, Inc.*	250	35,963
Johnson & Johnson	109,136	15,256,121
Laboratory Corporation of America Holdings*	195	29,831
Masimo Corporation*	393	54,344
McKesson Corporation	155	18,144
Mettler-Toledo International, Inc.*	2,038	1,473,474
Nektar Therapeutics*	1,384	46,502
PerkinElmer, Inc.	318	30,643
Premier, Inc. Class A*	3,918	135,132
Quest Diagnostics, Inc.	49,102	4,415,252
Regeneron Pharmaceuticals, Inc.*	124	50,917
ResMed, Inc.	4,506	468,489
Stryker Corporation	8,748	1,727,905
Thermo Fisher Scientific, Inc.	9,901	2,710,102
UnitedHealth Group, Inc.	13,074	3,232,677
	Shares	Value
Universal Health Services, Inc. Class B	174	$ 23,276
Varian Medical Systems, Inc.*	4,093	580,060
Vertex Pharmaceuticals, Inc.*	2,108	387,767
Waters Corporation*	589	148,257
West Pharmaceutical Services, Inc.	2,204	242,881
Zimmer Biomet Holdings, Inc.	334	42,652
Zoetis, Inc.	11,992	1,207,235
		56,090,608
Industrials — 4.8%
3M Co.	20,611	4,282,554
Alaska Air Group, Inc.	219	12,290
American Airlines Group, Inc.	534	16,960
AMETEK, Inc.	278	23,066
Arconic, Inc.	1,067	20,390
Boeing Co. (The)	3,454	1,317,425
C.H. Robinson Worldwide, Inc.	2,486	216,257
Caterpillar, Inc.	1,011	136,980
Cintas Corporation	4,601	929,908
Copart, Inc.Δ*	5,734	347,423
CSX Corporation	1,596	119,413
Cummins, Inc.	740	116,824
Curtiss-Wright Corporation	795	90,105
Deere & Co.	18,571	2,968,389
Delta Air Lines, Inc.	1,190	61,463
Dover Corporation	3,261	305,882
Emerson Electric Co.	5,234	358,372
Equifax, Inc.	234	27,729
Expeditors International of Washington, Inc.	8,970	680,823
Fastenal Co.	713	45,853
FedEx Corporation	433	78,551
Flowserve Corporation	291	13,136
Fluor Corporation	406	14,941
Fortive Corporation	3,879	325,409
Fortune Brands Home & Security, Inc.	191	9,093
General Dynamics Corporation	5,821	985,379
General Electric Co.	10,725	107,143
Harris Corporation	191	30,505
Honeywell International, Inc.	15,689	2,493,296
Hubbell, Inc.	48,871	5,765,801
Huntington Ingalls Industries, Inc.	90	18,648
IDEX Corporation	1,348	204,545
IHS Markit, Ltd.*	500	27,190
Illinois ToolWorks, Inc.	11,938	1,713,461
J.B. Hunt Transport Services, Inc.	166	16,814
Jacobs Engineering Group, Inc.	78	5,865
Kansas City Southern	154	17,861
L3 Technologies, Inc.	139	28,685
Landstar System, Inc.	8,170	893,716
Lincoln Electric Holdings, Inc.	1,523	127,734
Lockheed Martin Corporation	2,730	819,437
Masco Corporation	401	15,763
Norfolk Southern Corporation	12,656	2,365,280
Northrop Grumman Corporation	317	85,463
PACCAR, Inc.	655	44,632

See Notes to Schedule of Investments.

	Shares	Value
Parker-Hannifin Corporation	254	$ 43,591
Quanta Services, Inc.	139	5,246
Raytheon Co.	27,416	4,991,905
Republic Services, Inc.	94,228	7,574,047
Robert Half International, Inc.	7,443	484,986
Rockwell Automation, Inc.	3,263	572,526
Rollins, Inc.	36,843	1,533,406
Roper Technologies, Inc.	165	56,425
Snap-on, Inc.	112	17,530
Southwest Airlines Co.	14,199	737,070
Stanley Black & Decker, Inc.	256	34,859
Teledyne Technologies, Inc.*	5,042	1,195,004
Textron, Inc.	272	13,779
TransDigm Group, Inc.*	70	31,779
Union Pacific Corporation	7,318	1,223,570
United Continental Holdings, Inc.*	462	36,858
United Parcel Service, Inc. Class B	19,412	2,169,097
United Rentals, Inc.*	123	14,053
United Technologies Corporation	1,786	230,198
Verisk Analytics, Inc.	707	94,031
W.W. Grainger, Inc.	77	23,172
Wabtec Corporation	57	4,202
Waste Management, Inc.	42,557	4,422,098
Xylem, Inc.	293	23,159
		53,819,045
Information Technology — 6.2%
Adobe, Inc.*	9,164	2,442,114
Advanced Micro Devices, Inc.*	1,790	45,681
Akamai Technologies, Inc.*	10,084	723,124
Alliance Data Systems Corporation	101	17,673
Amdocs, Ltd.	1,249	67,583
Amphenol Corporation Class A	6,664	629,348
Analog Devices, Inc.	634	66,741
ANSYS, Inc.*	1,329	242,822
Apple, Inc.	16,005	3,040,150
Applied Materials, Inc.	37,280	1,478,525
Autodesk, Inc.*	417	64,977
Automatic Data Processing, Inc.	51,082	8,159,839
Broadcom, Inc.	787	236,659
Broadridge Financial Solutions, Inc.	3,582	371,418
Cadence Design Systems, Inc.*	3,565	226,413
Cisco Systems, Inc.	139,269	7,519,133
Citrix Systems, Inc.	271	27,008
Cognex Corporation	1,352	68,763
Cognizant Technology Solutions Corporation Class A	20,247	1,466,895
Corning, Inc.	1,580	52,298
Dolby Laboratories, Inc. Class A	2,230	140,423
DXC Technology Co.	441	28,361
F5 Networks, Inc.*	7,827	1,228,291
Fidelity National Information Services, Inc.	549	62,092
Fiserv, Inc.Δ*	7,396	652,919
FleetCor Technologies, Inc.*	96	23,673
FLIR Systems, Inc.	13,257	630,768
Fortinet, Inc.*	2,034	170,795
Gartner, Inc.*	125	18,960
	Shares	Value
Global Payments, Inc.	200	$ 27,304
Hewlett Packard Enterprise Co.	2,988	46,105
HP, Inc.	2,972	57,746
Intel Corporation	39,966	2,146,174
International Business Machines Corporation	8,101	1,143,051
Intuit, Inc.	13,910	3,636,213
Jack Henry & Associates, Inc.	6,869	953,005
Juniper Networks, Inc.	751	19,879
KLA-Tencor Corporation	1,433	171,114
Lam Research Corporation	290	51,913
Manhattan Associates, Inc.*	1,564	86,192
Mastercard, Inc. Class A	15,917	3,747,658
Maxim Integrated Products, Inc.	77,600	4,125,992
Microchip Technology, Inc.	461	38,245
Micron Technology, Inc.*	2,018	83,404
Microsoft Corporation	61,049	7,200,119
Motorola Solutions, Inc.	226	31,735
National Instruments Corporation	4,818	213,726
NetApp, Inc.	478	33,144
NVIDIA Corporation	1,011	181,535
Oracle Corporation	21,050	1,130,595
Paychex, Inc.	59,519	4,773,424
PayPal Holdings, Inc.*	3,811	395,734
Qorvo, Inc.*	254	18,219
QUALCOMM, Inc.	1,316	75,051
Red Hat, Inc.*	321	58,647
salesforce.com, Inc.*	1,344	212,849
Skyworks Solutions, Inc.	3,848	317,383
Symantec Corporation	1,116	25,657
Texas Instruments, Inc.	26,052	2,763,336
Total System Services, Inc.	261	24,798
VeriSign, Inc.*	2,689	488,215
Visa, Inc. Class AΔ	24,617	3,844,929
Western Digital Corporation	561	26,962
Western Union Co. (The)	864	15,958
Xerox Corporation	523	16,725
Xilinx, Inc.	6,231	790,028
		68,876,210
Materials — 0.9%
Air Products & Chemicals, Inc.	4,769	910,688
Albemarle Corporation	215	17,626
Ball Corporation	452	26,153
Bemis Co., Inc.Δ	10,800	599,184
CF Industries Holdings, Inc.	450	18,396
DowDuPont, Inc.*	9,900	357,093
DowDuPont, Inc.	61,725	3,290,560
Eastman Chemical Co.	225	17,073
Ecolab, Inc.	10,293	1,817,126
FMC Corporation	211	16,209
Freeport-McMoRan, Inc.	1,721	22,184
International Flavors & Fragrances, Inc.	127	16,356
International Paper Co.	727	33,638
Martin Marietta Materials, Inc.	107	21,526
Mosaic Co. (The)	608	16,604
Newmont Mining CorporationΔ	11,765	420,834
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nucor Corporation	550	$ 32,093
Packaging Corporation of America	176	17,491
PPG Industries, Inc.	6,306	711,758
Royal Gold, Inc.Δ	7,141	649,331
Sealed Air Corporation	225	10,364
Sherwin-Williams Co. (The)	1,961	844,622
Vulcan Materials Co.	294	34,810
WestRock Co.	468	17,948
		9,919,667
Real Estate — 1.1%
Alexandria Real Estate Equities, Inc. REIT	172	24,520
American Tower Corporation REIT	763	150,357
Apartment Investment & Management Co. Class A REIT	481	24,179
AvalonBay Communities, Inc. REIT	351	70,456
Boston Properties, Inc. REIT	9,257	1,239,327
CBRE Group, Inc. Class A*	534	26,406
Crown Castle International Corporation REIT	826	105,728
Digital Realty Trust, Inc. REIT	362	43,078
Equinix, Inc. REIT	132	59,817
Equity Residential REIT	647	48,732
Essex Property Trust, Inc. REIT	109	31,527
Extra Space Storage, Inc. REIT	205	20,892
Federal Realty Investment Trust REIT	105	14,474
HCP, Inc. REIT	680	21,284
Host Hotels & Resorts, Inc. REIT	1,879	35,513
Iron Mountain, Inc. REIT	754	26,737
Kimco Realty Corporation REIT	934	17,279
Macerich Co. (The) REIT	275	11,921
Mid-America Apartment Communities, Inc. REIT	202	22,085
Prologis, Inc. REIT	1,007	72,454
Public Storage REIT	13,690	2,981,408
Realty Income Corporation REIT	503	37,001
Regency Centers Corporation REIT	625	42,181
Simon Property Group, Inc. REIT	649	118,254
SL Green Realty Corporation REIT	174	15,646
UDR, Inc. REIT	300	13,638
Ventas, Inc. REIT	810	51,686
Vornado Realty Trust REIT	299	20,165
Welltower, Inc. REIT	43,588	3,382,429
Weyerhaeuser Co. REIT	144,707	3,811,582
		12,540,756
Utilities — 5.4%
AES Corporation	1,420	25,674
Alliant Energy CorporationΔ	4,100	193,233
Ameren Corporation	39,442	2,900,959
American Electric Power Co., Inc.	29,915	2,505,381
American Water Works Co., Inc.	25,822	2,692,202
Aqua America, Inc.Δ	15,173	552,904
Atmos Energy Corporation	68,636	7,064,704
CenterPoint Energy, Inc.	9,441	289,839
CMS Energy Corporation	8,819	489,807
	Shares	Value
Consolidated Edison, Inc.	18,667	$ 1,583,148
Dominion Energy, Inc.	26,499	2,031,413
DTE Energy Co.	13,486	1,682,244
Duke Energy Corporation	18,867	1,698,030
Edison International	786	48,669
Entergy Corporation	480	45,902
Evergy, Inc.Δ	31,489	1,827,936
Eversource Energy	80,478	5,709,914
Exelon Corporation	6,555	328,602
FirstEnergy Corporation	1,116	46,437
NextEra Energy, Inc.	17,846	3,449,989
NiSource, Inc.	357	10,232
NRG Energy, Inc.	483	20,518
OGE Energy Corporation	3,485	150,273
ONE Gas, Inc.	61,542	5,479,084
Pinnacle West Capital Corporation	50,808	4,856,229
PPL Corporation	6,836	216,975
Public Service Enterprise Group, Inc.	11,028	655,173
Sempra EnergyΔ	14,683	1,848,002
Southern Co. (The)	18,676	965,176
Spire, Inc.	66,722	5,490,553
UGI Corporation	25,294	1,401,794
WEC Energy Group, Inc.	21,216	1,677,761
Xcel Energy, Inc.	25,599	1,438,920
		59,377,677
Total Common Stocks (Cost $354,282,639)		454,629,818
FOREIGN COMMON STOCKS — 6.3%
Curacao — 0.4%
Schlumberger, Ltd.	97,818	4,261,930
France — 0.9%
Sodexo SAΔ	14,500	1,596,609
TOTAL SAΔ	152,223	8,455,845
		10,052,454
Ireland — 1.9%
Accenture PLC Class A	18,116	3,188,778
Allegion PLC	156	14,151
Eaton Corporation PLC	837	67,429
Ingersoll-Rand PLC	431	46,526
Johnson Controls International PLC	1,173	43,331
Linde PLC	15,358	2,701,933
Medtronic PLC	168,720	15,367,018
Pentair PLC	294	13,086
Seagate Technology PLC	660	31,607
Willis Towers Watson PLC	205	36,008
		21,509,867
Japan — 0.1%
Honda Motor Co., Ltd.	22,400	605,324
Toyota Motor Corporation	4,000	234,124
		839,448
Jersey — 0.1%
Aptiv PLC	496	39,427

See Notes to Schedule of Investments.

	Shares	Value
Janus Henderson Group PLCΔ	62,700	$ 1,566,246
		1,605,673
Netherlands — 0.2%
Akzo Nobel NV	4,600	407,593
LyondellBasell Industries NV Class A	7,277	611,850
Mylan NV*	3,454	97,886
Unilever NV CVA	21,100	1,225,577
		2,342,906
Norway — 0.1%
Orkla ASA	195,600	1,501,310
Sweden — 0.2%
Atlas Copco AB, B Shares	72,800	1,801,736
Switzerland — 1.9%
ABB, Ltd.	57,000	1,071,022
Chubb, Ltd.	56,609	7,929,789
Garmin, Ltd.	9,459	816,784
Nestle SA	61,100	5,823,138
Novartis AG	42,500	4,088,024
TE Connectivity, Ltd.	9,717	784,648
		20,513,405
United Kingdom — 0.5%
Aon PLC	9,318	1,590,583
BAE Systems PLC	58,400	366,928
Nielsen Holdings PLC	758	17,942
Royal Dutch Shell PLC ADR	42,400	2,653,816
Smiths Group PLC	21,800	407,445
TechnipFMC PLC	1,083	25,472
		5,062,186
Total Foreign Common Stocks (Cost $65,805,624)		69,490,915
PREFERRED STOCKS — 1.4%
Bank of America Corporation, 7.25%, 03/29/19 CONVΔ	4,771	6,211,222
International Flavors & Fragrances, Inc., 6.00%, 03/13/19 CONV	57,578	2,875,445
Stanley Black & Decker, Inc., 5.38%, 04/30/19 CONVΔ	38,005	3,705,487
Wells Fargo & Co., 7.50%, 02/27/19 CONV	1,814	2,344,323
Total Preferred Stocks (Cost $15,305,918)		15,136,477
MUTUAL FUNDS — 0.5%
iShares Russell 1000 Value ETFΔ (Cost $6,064,507)	49,500	6,112,755

	Par
CORPORATE BONDS — 23.5%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	$ 120,000	392,365
Akamai Technologies, Inc.
0.13%, 05/01/25 144A CONV	6,401,000	6,395,527
	Par	Value
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	$4,680,000	$4,600,908
Arconic, Inc.
1.63%, 10/15/19 CONV	1,298,000	1,284,707
Ares Capital Corporation
3.75%, 02/01/22 CONV	3,432,000	3,430,284
4.63%, 03/01/24 CONV	1,575,000	1,571,063
Atlassian, Inc.
0.63%, 05/01/23 144A CONV	966,000	1,444,379
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28Δ^	3,116,000	3,166,245
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONVΔ	5,221,000	5,354,788
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	5,736,000	5,808,841
BofA Finance LLC
0.25%, 05/01/23 CONV	1,340,000	1,293,100
Booking Holdings, Inc.
0.35%, 06/15/20 CONV	1,700,000	2,303,192
Chart Industries, Inc.
1.00%, 11/15/24 144A CONV	1,017,000	1,659,533
Chegg, Inc.
0.25%, 05/15/23 144A CONV	590,000	891,132
0.13%, 03/15/25 144A CONV	1,460,000	1,445,642
Chesapeake Energy Corporation
5.50%, 09/15/26 CONV	2,103,000	1,953,885
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	2,355,000	2,397,590
CONMED Corporation
2.63%, 02/01/24 144A CONV	1,060,000	1,178,739
Cypress Semiconductor Corporation
2.00%, 02/01/23 CONVΔ	1,620,000	1,665,025
DexCom, Inc.
0.75%, 05/15/22 CONV	44,000	59,176
0.75%, 12/01/23 144A CONV	3,455,000	3,567,249
DISH Network Corporation
3.38%, 08/15/26 CONV	5,051,000	4,303,452
DocuSign, Inc.
0.50%, 09/15/23 144A CONV	2,196,000	2,261,849
Dycom Industries, Inc.
0.75%, 09/15/21 CONV	2,345,000	2,169,355
Empire State Realty OP LP REIT
2.63%, 08/15/19 144A CONV	1,332,000	1,327,153
Envestnet, Inc.
1.75%, 06/01/23 144A CONV	3,276,000	3,775,312
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Evolent Health, Inc.
1.50%, 10/15/25 144A CONV	$ 830,000	$ 660,570
Exact Sciences Corporation
1.00%, 01/15/25 CONV	433,000	592,128
0.38%, 03/15/27 CONV	2,894,000	2,959,917
Extra Space Storage LP REIT
3.13%, 10/01/35 144A CONV	4,445,000	5,117,062
FireEye, Inc.
0.88%, 06/01/24 144A CONV	1,751,000	1,794,045
Five9, Inc.
0.13%, 05/01/23 144A CONV	567,000	798,855
Fortive Corporation
0.88%, 02/15/22 144A CONV	1,615,000	1,701,493
FTI Consulting, Inc.
2.00%, 08/15/23 144A CONV	1,327,000	1,358,516
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 3.83%), 5.30%, 11/10/26Δ^	1,761,000	1,775,044
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV	1,243,000	1,196,228
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	1,286,000	1,362,046
HubSpot, Inc.
0.25%, 06/01/22 CONV	189,000	341,531
IAC FinanceCo, Inc.
0.88%, 10/01/22 144A CONV	1,344,000	1,976,075
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	2,520,000	2,886,862
Illumina, Inc.
0.50%, 06/15/21 CONV	495,000	671,679
0.00%, 08/15/23 144AΩ CONVΔ	2,689,000	2,874,729
Insulet Corporation
1.38%, 11/15/24 144A CONV	1,918,000	2,314,786
Intel Corporation
3.25%, 08/01/39 CONV	1,042,000	2,738,480
InterDigital, Inc.
1.50%, 03/01/20 CONVΔ	554,000	580,745
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 CONV	1,477,000	2,000,362
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	1,333,000	1,354,459
1.50%, 08/15/24 CONVΔ	2,807,000	2,757,170
KBR, Inc.
2.50%, 11/01/23 144A CONV	2,057,000	2,087,040
Liberty Expedia Holdings, Inc.
1.00%, 06/30/47 144A CONV	4,902,000	4,787,367
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	1,596,000	1,840,913
	Par	Value
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	$1,080,000	$1,212,281
Liberty Media Corporation
1.38%, 10/15/23 CONV	518,000	581,921
2.25%, 09/30/46 CONV	1,110,000	572,316
2.13%, 03/31/48 144A CONV	4,030,000	3,888,950
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23 144A CONV	1,990,000	1,711,758
Live Nation Entertainment, Inc.
2.50%, 03/15/23 CONV	5,225,000	6,038,026
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONVΔ	1,439,000	1,701,246
Macquarie Infrastructure Corporation
2.00%, 10/01/23 CONV	2,092,000	1,848,857
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	4,878,000	4,655,734
Meritor, Inc.
3.25%, 10/15/37 CONVΔ	5,396,000	5,206,066
Microchip Technology, Inc.
1.63%, 02/15/27 CONV	4,841,000	5,326,552
Molina Healthcare, Inc.
1.13%, 01/15/20 CONV	287,000	988,495
Nabors Industries, Inc.
0.75%, 01/15/24 CONV	1,048,000	750,077
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONV	1,406,000	1,615,020
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	740,000	1,001,859
New Relic, Inc.
0.50%, 05/01/23 144A CONV	1,594,000	1,795,455
NextEra Energy Partners LP
1.50%, 09/15/20 144A CONV	4,334,000	4,325,072
Nice Systems, Inc.
1.25%, 01/15/24 CONV	528,000	808,026
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	2,491,000	2,477,125
1.00%, 12/15/35 CONV	711,000	666,816
Nutanix, Inc.
0.00%, 01/15/23Ω CONV	700,000	746,375

See Notes to Schedule of Investments.

	Par	Value
NuVasive, Inc.
2.25%, 03/15/21 CONV	$2,129,000	$2,375,783
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONVΔ	1,089,000	1,019,448
Oil States International, Inc.
1.50%, 02/15/23 144A CONV	622,000	542,778
Okta, Inc.
0.25%, 02/15/23 CONV	137,000	248,039
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	2,527,000	3,129,381
OSI Systems, Inc.
1.25%, 09/01/22 CONV	1,411,000	1,433,929
Palo Alto Networks, Inc.
0.75%, 07/01/23 144A CONV	3,588,000	3,990,714
Pandora Media LLC
1.75%, 12/01/23 CONV	1,332,000	1,484,690
PDC Energy, Inc.
1.13%, 09/15/21 CONV	684,000	640,374
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22^	2,661,000	2,498,612
Pure Storage, Inc.
0.13%, 04/15/23 144A CONV	1,927,000	2,072,573
Q2 Holdings, Inc.
0.75%, 02/15/23 CONVΔ	432,000	566,901
Rapid7, Inc.
1.25%, 08/01/23 144A CONV	719,000	982,383
RH
0.00%, 06/15/19Ω CONV	567,000	571,735
2.58%, 06/15/23 144AΩ CONV	1,650,000	1,411,692
RingCentral, Inc.
0.00%, 03/15/23Ω CONV	1,118,000	1,599,064
Royal Gold, Inc.
2.88%, 06/15/19 CONV	4,323,000	4,336,998
ServiceNow, Inc.
0.00%, 06/01/22Ω CONV	212,000	393,259
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV	2,996,000	3,262,899
SM Energy Co.
1.50%, 07/01/21 CONV	726,000	681,453
Spirit Realty Capital, Inc. REIT
3.75%, 05/15/21 CONV	3,922,000	3,924,573
Splunk, Inc.
0.50%, 09/15/23 144A CONV	4,167,000	4,511,648
1.13%, 09/15/25 144A CONV	515,000	566,007
Square, Inc.
0.50%, 05/15/23 144A CONV	1,136,000	1,371,468
	Par	Value
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONVΔ	$3,856,000	$ 3,836,408
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	1,637,000	1,589,303
Tabula Rasa HealthCare, Inc.
1.75%, 02/15/26 144A CONV	769,000	821,622
Teradyne, Inc.
1.25%, 12/15/23 CONVΔ	3,552,000	4,972,114
Tesla, Inc.
1.25%, 03/01/21 CONV	2,857,000	2,940,976
2.38%, 03/15/22 CONV	1,312,000	1,435,000
Transocean, Inc.
0.50%, 01/30/23 CONV	946,000	1,059,648
Tutor Perini Corporation
2.88%, 06/15/21 CONV	3,337,000	3,198,107
Twilio, Inc.
0.25%, 06/01/23 144A CONV	234,000	446,370
Twitter, Inc.
0.25%, 06/15/24 144A CONV	2,526,000	2,343,827
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	3,074,000	3,112,130
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27^	3,599,000	3,665,348
Verint Systems, Inc.
1.50%, 06/01/21 CONV	5,078,000	5,620,087
Wayfair, Inc.
1.13%, 11/01/24 144A CONV	1,062,000	1,544,922
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.77%), 6.38%, 06/15/19†	3,567,000	3,593,752
Western Digital Corporation
1.50%, 02/01/24 144A CONV	3,795,000	3,347,239
Workday, Inc.
0.25%, 10/01/22 CONV	2,152,000	3,049,117
Wright Medical Group, Inc.
1.63%, 06/15/23 144A CONV	2,732,000	3,064,963
Zendesk, Inc.
0.25%, 03/15/23 CONV	1,730,000	2,528,001
Zillow Group, Inc.
2.00%, 12/01/21 CONV	963,000	987,235
1.50%, 07/01/23 CONVΔ	2,296,000	2,102,642
Total Corporate Bonds (Cost $253,271,886)		261,021,832
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FOREIGN BONDS — 2.3%
France — 1.0%
AXA SA
7.25%, 05/15/21 144A CONV	$ 264,000	$ 265,350
Cie Generale des Etablissements Michelin SCA
0.63%, 01/10/22Ω CONV	1,400,000	1,361,290
TOTAL SA
0.50%, 12/02/22 CONVΔ	3,600,000	3,807,720
Valeo SA
0.00%, 06/16/21Ω CONV	2,800,000	2,598,736
Vinci SA
0.38%, 02/16/22 CONVΔ	2,800,000	3,073,135
		11,106,231
Israel — 0.3%
Wix.com, Ltd.
0.34%, 07/01/23 144AΩ CONVΔ	3,618,000	3,984,308
Jersey — 0.0%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24 CONVΔ	576,000	445,714
Netherlands — 0.8%
NXP Semiconductors NV
1.00%, 12/01/19 CONV	2,555,000	2,622,805
QIAGEN NV
0.88%, 03/19/21 CONV	400,000	586,800
1.00%, 11/13/24 CONV	2,000,000	2,182,500
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONV	1,250,000	1,287,400
STMicroelectronics NV
0.25%, 07/03/24 CONV	2,000,000	2,070,080
		8,749,585
United Kingdom — 0.2%
Inmarsat PLC
3.88%, 09/09/23 CONVΔ	1,200,000	1,817,185
Total Foreign Bonds (Cost $25,094,049)		26,103,023

	Shares
EQUITY-LINKED SECURITIES — 0.9%
Berkshire Hathaway, Inc., Issued by Goldman Sachs International, Maturity Date 07/10/19 144A CONV†††	9,100	1,844,019
Celgene Corporation, Issued by Credit Suisse AG, Maturity Date 09/19/19 144A†††	5,300	478,246
Lowe's Cos., Inc., Issued by Royal Bank of Canada, Maturity Date 06/17/19 144A CONV	10,800	1,055,808
	Shares	Value
Martin Marietta Materials, Inc., Issued by Credit Suisse AG, Maturity Date 04/04/19 144A†††	2,400	$ 476,263
Martin Marietta Materials, Inc., Issued by Credit Suisse AG, Maturity Date 05/14/19 144A†††	7,200	1,401,664
Martin Marietta Materials, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 06/19/19 144A†††	5,700	1,041,789
Martin Marietta Materials, Inc., Issued by Morgan Stanley BV, Maturity Date 05/10/19 144A†††	1,500	303,195
Martin Marietta Materials, Inc., Issued by Royal Bank of Canada, Maturity Date 05/09/19 144A CONV	3,054	594,766
Martin Marietta Materials, Inc., Issued by Royal Bank of Canada, Maturity Date 08/12/19 144A CONV	5,600	1,054,536
Schlumberger, Ltd., Issued by Wells Fargo Bank NA, Maturity Date 07/22/19 144A†††	7,500	323,100
Target Corporation, Issued by Merrill Lynch International & Co. CV, Maturity Date 05/31/19 144A†††	14,900	1,078,611
Whirlpool Corporation, Issued by Morgan Stanley BV, Maturity Date 04/11/19 144A†††	6,500	780,910
Total Equity-Linked Securities (Cost $9,979,790)		10,432,907
MONEY MARKET FUNDS — 8.7%
GuideStone Money Market Fund, 2.35%Ø∞	65,387,480	65,387,480
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	29,271,238	29,271,238
Northern Institutional U.S. Government Portfolio (Shares), 2.26%Ø	2,252,359	2,252,359
Total Money Market Funds (Cost $96,911,077)		96,911,077

	Par
U.S. TREASURY OBLIGATIONS — 18.0%
U.S. Treasury Bills
2.30%, 06/20/19Ω	$29,344,000	29,190,179
2.36%, 07/18/19Ω	44,305,000	43,991,808
U.S. Treasury Notes
1.25%, 04/30/19	33,225,000	33,206,726
1.75%, 09/30/19	25,747,000	25,654,967
1.00%, 10/15/19	37,970,000	37,674,100
1.00%, 11/30/19	7,957,300	7,883,166

See Notes to Schedule of Investments.

	Par	Value
1.63%, 12/31/19	$22,100,000	$ 21,964,892
Total U.S. Treasury Obligations (Cost $199,468,457)		199,565,838
TOTAL INVESTMENTS — 102.5% (Cost $1,026,183,947)		1,139,404,642

Shares
COMMON STOCKS SOLD SHORT — (0.1)%
Materials — (0.1)%
Dow, Inc.* (Proceeds $(841,913))	(16,900)	(872,547)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
S&P 500®, Strike Price $2,810.00, Expires 04/08/19 (MSCS)	(12)	$(3,401,280)	(42,900)
S&P 500®, Strike Price $2,825.00, Expires 04/05/19 (MSCS)	(12)	(3,401,280)	(28,020)
S&P 500®, Strike Price $2,845.00, Expires 04/03/19 (MSCS)	(12)	(3,401,280)	(9,960)
S&P 500®, Strike Price $2,850.00, Expires 04/01/19 (MSCS)	(12)	(3,401,280)	(2,430)
S&P 500®, Strike Price $2,850.00, Expires 04/10/19 (MSCS)	(12)	(3,401,280)	(17,040)
S&P 500®, Strike Price $2,860.00, Expires 04/18/19 (MSCS)	(12)	(3,401,280)	(21,612)
S&P 500®, Strike Price $2,875.00, Expires 04/22/19 (MSCS)	(12)	(3,401,280)	(15,960)
S&P 500®, Strike Price $2,890.00, Expires 04/15/19 (MSCS)	(12)	(3,401,280)	(6,360)
S&P 500®, Strike Price $2,890.00, Expires 04/17/19 (MSCS)	(12)	(3,401,280)	(8,220)
S&P 500®, Strike Price $2,890.00, Expires 04/26/19 (MSCS)	(13)	(3,684,720)	(15,795)
S&P 500®, Strike Price $2,895.00, Expires 04/18/19 (MSCS)	(11)	(3,117,840)	(7,260)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,910.00, Expires 04/24/19 (MSCS)	(12)	$ (3,401,280)	$ (6,720)
			(182,277)
Put Options — (0.0)%
S&P 500®, Strike Price $2,605.00, Expires 04/08/19 (MSCS)	(60)	(17,006,400)	(1,500)
S&P 500®, Strike Price $2,635.00, Expires 04/05/19 (MSCS)	(60)	(17,006,400)	(2,100)
S&P 500®, Strike Price $2,675.00, Expires 04/03/19 (MSCS)	(60)	(17,006,400)	(1,800)
S&P 500®, Strike Price $2,685.00, Expires 04/22/19 (MSCS)	(62)	(17,573,280)	(30,690)
S&P 500®, Strike Price $2,690.00, Expires 04/01/19 (MSCS)	(60)	(17,006,400)	(600)
S&P 500®, Strike Price $2,690.00, Expires 04/10/19 (MSCS)	(61)	(17,289,840)	(8,692)
S&P 500®, Strike Price $2,700.00, Expires 04/18/19 (MSCS)	(61)	(17,289,840)	(31,415)
S&P 500®, Strike Price $2,700.00, Expires 04/18/19 (MSCS)	(67)	(18,990,480)	(34,505)
S&P 500®, Strike Price $2,700.00, Expires 04/26/19 (MSCS)	(61)	(17,289,840)	(51,850)
S&P 500®, Strike Price $2,725.00, Expires 04/17/19 (MSCS)	(65)	(18,423,600)	(41,600)
S&P 500®, Strike Price $2,730.00, Expires 04/24/19 (MSCS)	(62)	(17,573,280)	(62,620)
S&P 500®, Strike Price $2,740.00, Expires 04/15/19 (MSCS)	(61)	(17,289,840)	(38,430)
			(305,802)
Total Written Options (Premiums received $(1,202,765))			(488,079)
Liabilities in Excess of Other Assets — (2.4)%			(26,571,096)
NET ASSETS — 100.0%			$1,111,472,920
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/28/19	U.S. Dollars	9,636,145	Euro	8,445,942	CS	$ 89,639
06/28/19	U.S. Dollars	2,719,820	British Pounds	2,051,844	JPM	35,400
06/28/19	U.S. Dollars	8,583,564	Swiss Francs	8,444,939	UBS	30,174
06/28/19	U.S. Dollars	1,300,788	Norwegian Kroner	11,056,290	GSC	14,460
06/28/19	U.S. Dollars	1,441,424	Swedish Kronor	13,217,568	GSC	10,137
06/28/19	U.S. Dollars	747,337	Japanese Yen	81,685,000	BOA	5,098
06/28/19	U.S. Dollars	262,225	Swiss Francs	258,461	UBS	445
06/28/19	U.S. Dollars	20,707	Japanese Yen	2,271,200	BOA	70
Subtotal Appreciation						$185,423
06/28/19	Japanese Yen	2,805,000	U.S. Dollars	25,574	BOA	$ (87)
Subtotal Depreciation						$ (87)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$185,336
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$ 454,629,818	$454,629,818	$ —	$ —
Corporate Bonds	261,021,832	—	261,021,832	—
Equity-Linked Securities	10,432,907	—	2,705,110	7,727,797
Foreign Bonds	26,103,023	—	26,103,023	—
Foreign Common Stocks	69,490,915	69,490,915	—	—
Money Market Funds	96,911,077	96,911,077	—	—
Mutual Funds	6,112,755	6,112,755	—	—
Preferred Stocks	15,136,477	15,136,477	—	—
U.S. Treasury Obligations	199,565,838	—	199,565,838	—
Total Assets - Investments in Securities	$1,139,404,642	$642,281,042	$489,395,803	$7,727,797
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 185,423	$ —	$ 185,423	$ —
Total Assets - Other Financial Instruments	$ 185,423	$ —	$ 185,423	$ —

See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$ (872,547)	$ (872,547)	$ —	$ —
Written Options:
Call Options	(182,277)	(182,277)	—	—
Put Options	(305,802)	(305,802)	—	—
Total Written Options	(488,079)	(488,079)	—	—
Total Liabilities - Investments in Securities	$(1,360,626)	$(1,360,626)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ (87)	$ —	$ (87)	$ —
Total Liabilities - Other Financial Instruments	$ (87)	$ —	$ (87)	$ —

***	Other financial instruments are derivative instruments, such as forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Forwards Foreign Currency Contracts outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended March 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2019.
See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 93.4%
Communication Services — 9.8%
Activision Blizzard, Inc.	54,306	$ 2,472,552
Alphabet, Inc. Class A*	22,095	26,003,385
Alphabet, Inc. Class C*	22,702	26,636,484
AT&T, Inc.	548,687	17,206,824
CBS Corporation Class B (Non-Voting Shares)	22,958	1,091,194
CenturyLink, Inc.Δ	81,484	976,993
Charter Communications, Inc. Class A*	13,277	4,605,924
Comcast Corporation Class A	342,768	13,703,865
Discovery, Inc. Class AΔ*	27,796	751,048
Discovery, Inc. Class C*	15,921	404,712
DISH Network Corporation Class A*	18,408	583,349
Electronic Arts, Inc.*	25,211	2,562,194
Facebook, Inc. Class A*	177,565	29,598,310
Fox Corporation Class A*	31,130	1,142,770
Fox Corporation Class B*	9,099	326,472
Interpublic Group of Cos., Inc. (The)	31,936	670,975
Netflix, Inc.*	31,847	11,355,366
News Corporation Class A	13,865	172,481
News Corporation Class B	13,984	174,660
Omnicom Group, Inc.Δ	20,889	1,524,688
Take-Two Interactive Software, Inc.*	10,102	953,326
TripAdvisor, Inc.Δ*	4,311	221,801
TWDC Enterprises 18 Corporation	131,173	14,564,203
Twitter, Inc.*	52,713	1,733,203
Verizon Communications, Inc.	302,532	17,888,717
		177,325,496
Consumer Discretionary — 9.6%
Advance Auto Parts, Inc.	6,948	1,184,843
Amazon.com, Inc.*	30,257	53,880,153
AutoZone, Inc.*	2,011	2,059,505
Best Buy Co., Inc.	15,833	1,125,093
Booking Holdings, Inc.*	3,419	5,965,847
BorgWarner, Inc.	6,279	241,176
Capri Holdings, Ltd.*	14,032	641,964
CarMax, Inc.Δ*	16,274	1,135,925
Carnival Corporation	30,713	1,557,763
Chipotle Mexican Grill, Inc.*	1,449	1,029,239
D.R. Horton, Inc.	20,166	834,469
Darden Restaurants, Inc.	9,727	1,181,539
Dollar General Corporation	23,558	2,810,469
Dollar Tree, Inc.*	18,243	1,916,245
eBay, Inc.	59,500	2,209,830
Expedia Group, Inc.	10,462	1,244,978
Foot Locker, Inc.	5,069	307,181
Ford Motor Co.	395,246	3,470,260
Gap, Inc. (The)Δ	8,085	211,665
General Motors Co.	106,950	3,967,845
Genuine Parts Co.	12,313	1,379,425
H&R Block, Inc.	8,300	198,702
Hanesbrands, Inc.Δ	14,216	254,182
Harley-Davidson, Inc.Δ	8,982	320,298
Hasbro, Inc.Δ	10,784	916,856
Hilton Worldwide Holdings, Inc.	25,822	2,146,066
	Shares	Value
Home Depot, Inc. (The)	82,780	$ 15,884,654
Kohl’s Corporation	15,822	1,088,079
L Brands, Inc.	19,839	547,160
Leggett & Platt, Inc.Δ	4,991	210,720
Lennar Corporation Class A	21,185	1,039,972
LKQ Corporation*	11,558	328,016
Lowe’s Cos., Inc.	58,190	6,370,059
Macy’s, Inc.	25,359	609,377
Marriott International, Inc. Class A	24,143	3,020,048
Mattel, Inc.Δ*	19,187	249,431
McDonald’s Corporation	57,783	10,972,992
Mohawk Industries, Inc.*	2,387	301,120
Newell Brands, Inc.Δ	39,118	600,070
NIKE, Inc. Class B	94,490	7,957,003
Nordstrom, Inc.Δ	4,745	210,583
Norwegian Cruise Line Holdings, Ltd.*	15,478	850,671
O’Reilly Automotive, Inc.*	5,716	2,219,523
PulteGroup, Inc.	11,415	319,163
PVH Corporation	2,959	360,850
Ralph Lauren Corporation	2,058	266,882
Ross Stores, Inc.	25,592	2,382,615
Royal Caribbean Cruises, Ltd.	10,700	1,226,434
Starbucks Corporation	94,517	7,026,394
Tapestry, Inc.	24,199	786,226
Target Corporation	41,380	3,321,159
Tiffany & Co.Δ	9,641	1,017,608
TJX Cos., Inc. (The)	90,590	4,820,294
Tractor Supply Co.	4,911	480,099
Ulta Beauty, Inc.*	3,840	1,339,123
Under Armour, Inc. Class AΔ*	20,379	430,812
Under Armour, Inc. Class CΔ*	9,410	177,567
VF Corporation	27,573	2,396,370
Whirlpool CorporationΔ	2,806	372,889
Yum! Brands, Inc.	23,522	2,347,731
		173,723,212
Consumer Staples — 6.9%
Archer-Daniels-Midland Co.	58,262	2,512,840
Campbell Soup Co.	28,952	1,103,940
Church & Dwight Co., Inc.	27,416	1,952,842
Clorox Co. (The)	12,213	1,959,698
Coca-Cola Co. (The)	369,705	17,324,376
Colgate-Palmolive Co.	85,113	5,833,645
Conagra Brands, Inc.	41,499	1,151,182
Costco Wholesale Corporation	32,613	7,896,912
Coty, Inc. Class A	30,795	354,143
Estee Lauder Cos., Inc. (The) Class A	16,595	2,747,302
General Mills, Inc.	62,909	3,255,541
Hershey Co. (The)	15,496	1,779,406
Hormel Foods CorporationΔ	31,661	1,417,146
J.M. Smucker Co. (The)	10,457	1,218,241
Kellogg Co.	29,100	1,669,758
Kimberly-Clark Corporation	31,736	3,932,090
Kraft Heinz Co. (The)	59,406	1,939,606
Kroger Co. (The)	64,489	1,586,429
Lamb Weston Holdings, Inc.	10,520	788,369

See Notes to Schedule of Investments.

	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)Δ	12,700	$ 1,913,001
Mondelez International, Inc. Class A	123,970	6,188,582
Monster Beverage Corporation*	46,680	2,547,794
PepsiCo, Inc.	124,871	15,302,941
Procter & Gamble Co. (The)	199,151	20,721,662
Sysco Corporation	34,878	2,328,455
Tyson Foods, Inc. Class A	35,391	2,457,197
Walgreens Boots Alliance, Inc.	61,239	3,874,592
Walmart, Inc.	107,713	10,505,249
		126,262,939
Energy — 4.9%
Anadarko Petroleum Corporation	33,918	1,542,591
Apache CorporationΔ	23,559	816,555
Archrock, Inc.	13	127
Baker Hughes a GE Co.	33,215	920,720
Cabot Oil & Gas Corporation	29,892	780,181
Chevron Corporation	143,934	17,729,790
Cimarex Energy Co.	3,553	248,355
Concho Resources, Inc.Δ	15,869	1,760,824
ConocoPhillips	82,651	5,516,128
Devon Energy Corporation	38,557	1,216,859
Diamondback Energy, Inc.Δ	10,890	1,105,662
EOG Resources, Inc.	40,407	3,845,938
Exterran Corporation*	6	101
Exxon Mobil Corporation	318,326	25,720,741
Halliburton Co.	74,621	2,186,395
Helmerich & Payne, Inc.Δ	4,961	275,633
Hess Corporation	11,305	680,900
HollyFrontier Corporation	10,771	530,687
Kinder Morgan, Inc.Δ	146,006	2,921,580
Marathon Oil Corporation	69,854	1,167,260
Marathon Petroleum Corporation	50,234	3,006,505
National Oilwell Varco, Inc.	32,684	870,702
Noble Energy, Inc.	40,915	1,011,828
Occidental Petroleum Corporation	56,890	3,766,118
ONEOK, Inc.	32,556	2,273,711
Phillips 66	31,961	3,041,728
Pioneer Natural Resources Co.	11,479	1,748,022
Valero Energy Corporation	31,110	2,639,061
Williams Cos., Inc. (The)	96,309	2,765,995
		90,090,697
Financials — 11.8%
Affiliated Managers Group, Inc.	2,010	215,291
Aflac, Inc.	66,659	3,332,950
Allstate Corporation (The)	28,840	2,716,151
American Express Co.	47,721	5,215,905
American International Group, Inc.	67,569	2,909,521
Ameriprise Financial, Inc.	10,894	1,395,521
Arthur J. Gallagher & Co.	15,093	1,178,763
Assurant, Inc.	2,341	222,184
Bank of America Corporation	683,906	18,868,967
Bank of New York Mellon Corporation (The)	72,967	3,679,726
BB&T CorporationΔ	59,156	2,752,529
Berkshire Hathaway, Inc. Class B*	143,070	28,741,332
	Shares	Value
BlackRock, Inc.	9,421	$ 4,026,253
Brighthouse Financial, Inc.Δ*	4,017	145,777
Capital One Financial Corporation	34,907	2,851,553
Cboe Global Markets, Inc.	8,664	826,892
Charles Schwab Corporation (The)	84,796	3,625,877
Cincinnati Financial Corporation	10,988	943,869
Citigroup, Inc.	179,525	11,170,045
Citizens Financial Group, Inc.	37,570	1,221,025
CME Group, Inc.	28,081	4,621,571
Comerica, Inc.	10,547	773,306
Discover Financial Services	17,665	1,257,041
E*TRADE Financial Corporation	10,478	486,494
Everest Re Group, Ltd.	3,173	685,241
Fifth Third Bancorp	52,084	1,313,558
First Republic Bank	11,885	1,193,967
Franklin Resources, Inc.Δ	23,495	778,624
Goldman Sachs Group, Inc. (The)	27,330	5,247,087
Hartford Financial Services Group, Inc. (The)	28,747	1,429,301
Huntington Bancshares, Inc.	83,830	1,062,964
Intercontinental Exchange, Inc.	43,068	3,279,198
Invesco, Ltd.	43,478	839,560
Jefferies Financial Group, Inc.	12,259	230,347
JPMorgan Chase & Co.	242,398	24,537,950
KeyCorp	64,549	1,016,647
Lincoln National Corporation	19,455	1,142,009
Loews Corporation	12,502	599,221
M&T Bank Corporation	10,059	1,579,464
Marsh & McLennan Cos., Inc.	39,915	3,748,018
MetLife, Inc.	79,589	3,388,104
Moody’s Corporation	11,483	2,079,456
Morgan Stanley	104,741	4,420,070
MSCI, Inc.	3,800	755,592
Nasdaq, Inc.	9,140	799,659
Northern Trust Corporation	14,249	1,288,252
People’s United Financial, Inc.Δ	11,480	188,731
PNC Financial Services Group, Inc. (The)	34,137	4,187,244
Principal Financial Group, Inc.	22,421	1,125,310
Progressive Corporation (The)	45,104	3,251,547
Prudential Financial, Inc.	36,128	3,319,441
Raymond James Financial, Inc.	9,228	742,023
Regions Financial Corporation	83,579	1,182,643
S&P Global, Inc.	17,423	3,668,413
State Street Corporation	30,870	2,031,555
SunTrust Banks, Inc.	34,810	2,062,492
SVB Financial Group*	2,215	492,527
Synchrony Financial	55,655	1,775,395
T. Rowe Price Group, Inc.Δ	15,490	1,550,859
Torchmark Corporation	4,186	343,043
Travelers Cos., Inc. (The)	21,004	2,880,909
U.S. Bancorp	112,230	5,408,364
Unum Group	8,642	292,359
Wells Fargo & Co.	318,305	15,380,498
Zions Bancorp NAΔ	7,446	338,123
		214,814,308
See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Health Care — 13.5%
Abbott Laboratories	130,990	$ 10,471,341
AbbVie, Inc.	116,652	9,400,985
ABIOMED, Inc.*	6,766	1,932,302
Agilent Technologies, Inc.	32,843	2,639,920
Alexion Pharmaceuticals, Inc.*	22,317	3,016,812
Align Technology, Inc.*	8,080	2,297,386
Amgen, Inc.	55,832	10,606,963
Anthem, Inc.	21,194	6,082,254
Baxter International, Inc.	41,154	3,346,232
Becton, Dickinson and Co.	20,264	5,060,529
Biogen, Inc.*	17,050	4,030,279
Boston Scientific Corporation*	120,221	4,614,082
Bristol-Myers Squibb Co.Δ	154,349	7,363,991
Cardinal Health, Inc.	27,527	1,325,425
Celgene Corporation*	57,184	5,394,739
Centene Corporation*	42,096	2,235,298
Cerner Corporation*	28,126	1,609,088
Cigna Corporation	29,323	4,715,725
CVS Health Corporation	98,471	5,310,541
Danaher Corporation	49,319	6,511,094
DaVita, Inc.*	13,768	747,465
DENTSPLY SIRONA, Inc.	26,241	1,301,291
Edwards Lifesciences Corporation*	19,109	3,656,125
Eli Lilly & Co.Δ	106,010	13,755,858
Gilead Sciences, Inc.	109,984	7,150,060
HCA Healthcare, Inc.	23,088	3,010,213
Henry Schein, Inc.Δ*	11,738	705,571
Hologic, Inc.*	29,305	1,418,362
Humana, Inc.	11,904	3,166,464
IDEXX Laboratories, Inc.*	8,626	1,928,774
Illumina, Inc.*	10,930	3,395,842
Incyte Corporation*	16,895	1,453,139
Intuitive Surgical, Inc.*	9,533	5,439,339
IQVIA Holdings, Inc.*	14,217	2,045,115
Johnson & Johnson	227,204	31,760,847
Laboratory Corporation of America Holdings*	7,436	1,137,559
McKesson Corporation	16,930	1,981,826
Mettler-Toledo International, Inc.*	2,187	1,581,201
Nektar TherapeuticsΔ*	21,839	733,790
PerkinElmer, Inc.Δ	11,320	1,090,795
Quest Diagnostics, Inc.	16,017	1,440,249
Regeneron Pharmaceuticals, Inc.*	6,974	2,863,664
ResMed, Inc.	11,820	1,228,925
Stryker Corporation	23,247	4,591,747
Teleflex, Inc.	3,399	1,027,042
Thermo Fisher Scientific, Inc.	34,174	9,354,107
UnitedHealth Group, Inc.	74,142	18,332,351
Universal Health Services, Inc. Class B	9,989	1,336,229
Varian Medical Systems, Inc.*	9,565	1,355,552
Vertex Pharmaceuticals, Inc.*	23,140	4,256,603
Waters Corporation*	6,921	1,742,085
WellCare Health Plans, Inc.*	4,802	1,295,339
Zimmer Biomet Holdings, Inc.	21,341	2,725,246
Zoetis, Inc.	78,966	7,949,507
		244,923,268
	Shares	Value
Industrials — 8.7%
3M Co.	41,768	$ 8,678,555
A.O. Smith Corporation	16,217	864,690
Alaska Air Group, Inc.Δ	10,021	562,379
American Airlines Group, Inc.Δ	38,478	1,222,061
AMETEK, Inc.	16,745	1,389,333
Arconic, Inc.	16,474	314,818
Boeing Co. (The)	39,324	14,998,960
C.H. Robinson Worldwide, Inc.	12,459	1,083,808
Caterpillar, Inc.	42,426	5,748,299
Cintas Corporation	6,438	1,301,184
Copart, Inc.Δ*	8,500	515,015
CSX Corporation	58,186	4,353,476
Cummins, Inc.	10,680	1,686,052
Deere & Co.	22,646	3,619,737
Delta Air Lines, Inc.	56,365	2,911,252
Dover Corporation	13,712	1,286,186
Emerson Electric Co.	47,350	3,242,054
Equifax, Inc.	8,312	984,972
Expeditors International of Washington, Inc.	6,818	517,486
Fastenal Co.Δ	18,002	1,157,709
FedEx Corporation	17,757	3,221,297
Flowserve Corporation	4,858	219,290
Fluor Corporation	5,110	188,048
Fortive Corporation	19,215	1,611,946
Fortune Brands Home & Security, Inc.	18,870	898,401
General Dynamics Corporation	20,407	3,454,497
General Electric Co.	659,185	6,585,258
Harris Corporation	8,888	1,419,502
Honeywell International, Inc.	55,553	8,828,483
Huntington Ingalls Industries, Inc.	2,805	581,196
IHS Markit, Ltd.*	26,223	1,426,007
Illinois ToolWorks, Inc.	22,337	3,206,030
J.B. Hunt Transport Services, Inc.	3,269	331,117
Jacobs Engineering Group, Inc.	4,647	349,408
Kansas City Southern	10,006	1,160,496
L3 Technologies, Inc.	6,087	1,256,174
Lockheed Martin Corporation	18,207	5,465,013
Masco Corporation	31,887	1,253,478
Norfolk Southern Corporation	19,839	3,707,711
Northrop Grumman Corporation	12,728	3,431,469
PACCAR, Inc.	22,794	1,553,183
Parker-Hannifin Corporation	8,815	1,512,830
Quanta Services, Inc.	5,431	204,966
Raytheon Co.	22,977	4,183,652
Republic Services, Inc.	19,655	1,579,869
Robert Half International, Inc.	4,920	320,587
Rockwell Automation, Inc.	8,494	1,490,357
Roper Technologies, Inc.	6,043	2,066,525
Snap-on, Inc.	5,899	923,311
Southwest Airlines Co.	36,781	1,909,302
Stanley Black & Decker, Inc.	10,352	1,409,632
Textron, Inc.Δ	19,700	998,002
TransDigm Group, Inc.*	3,870	1,756,941
Union Pacific Corporation	55,813	9,331,934
United Continental Holdings, Inc.*	19,397	1,547,493
United Parcel Service, Inc. Class B	50,421	5,634,043

See Notes to Schedule of Investments.

	Shares	Value
United Rentals, Inc.*	7,513	$ 858,360
United Technologies Corporation	63,362	8,166,728
Verisk Analytics, Inc.	12,729	1,692,957
W.W. Grainger, Inc.Δ	3,321	999,389
Wabtec CorporationΔ	9,993	736,684
Waste Management, Inc.	33,085	3,437,862
Xylem, Inc.	6,524	515,657
		157,863,111
Information Technology — 19.9%
Adobe, Inc.*	35,347	9,419,622
Advanced Micro Devices, Inc.Δ*	67,324	1,718,108
Akamai Technologies, Inc.*	6,606	473,716
Alliance Data Systems Corporation	2,399	419,777
Amphenol Corporation Class A	18,535	1,750,445
Analog Devices, Inc.	29,267	3,080,937
ANSYS, Inc.*	9,168	1,675,085
Apple, Inc.	334,672	63,570,946
Applied Materials, Inc.	77,376	3,068,732
Arista Networks, Inc.*	4,638	1,458,465
Autodesk, Inc.*	12,971	2,021,141
Automatic Data Processing, Inc.	32,517	5,194,266
Broadcom, Inc.	31,170	9,373,131
Broadridge Financial Solutions, Inc.	6,807	705,818
Cadence Design Systems, Inc.*	14,000	889,140
Cisco Systems, Inc.	338,843	18,294,134
Citrix Systems, Inc.	9,508	947,567
Cognizant Technology Solutions Corporation Class A	43,559	3,155,850
Corning, Inc.	59,799	1,979,347
DXC Technology Co.	18,725	1,204,205
F5 Networks, Inc.*	2,480	389,186
Fidelity National Information Services, Inc.	26,656	3,014,794
Fiserv, Inc.Δ*	26,681	2,355,399
FleetCor Technologies, Inc.*	6,254	1,542,174
FLIR Systems, Inc.	5,180	246,464
Fortinet, Inc.*	7,377	619,447
Gartner, Inc.*	3,738	566,980
Global Payments, Inc.	11,780	1,608,206
Hewlett Packard Enterprise Co.	113,804	1,755,996
HP, Inc.	132,336	2,571,288
Intel Corporation	337,349	18,115,641
International Business Machines Corporation	69,494	9,805,603
Intuit, Inc.	17,914	4,682,899
Jack Henry & Associates, Inc.	5,530	767,232
Juniper Networks, Inc.	15,019	397,553
Keysight Technologies, Inc.*	13,420	1,170,224
KLA-Tencor Corporation	9,794	1,169,501
Lam Research Corporation	10,705	1,916,302
Mastercard, Inc. Class A	66,584	15,677,203
Maxim Integrated Products, Inc.Δ	19,970	1,061,805
Microchip Technology, Inc.Δ	16,977	1,408,412
Micron Technology, Inc.*	84,017	3,472,423
Microsoft Corporation	572,806	67,556,740
Motorola Solutions, Inc.	13,048	1,832,200
NetApp, Inc.	21,788	1,510,780
	Shares	Value
NVIDIA Corporation	43,187	$ 7,754,658
Oracle Corporation	205,823	11,054,753
Paychex, Inc.	27,668	2,218,974
PayPal Holdings, Inc.*	83,736	8,695,146
Qorvo, Inc.*	4,807	344,806
QUALCOMM, Inc.	91,816	5,236,266
Red Hat, Inc.*	12,859	2,349,339
salesforce.com, Inc.*	54,289	8,597,749
Skyworks Solutions, Inc.	15,074	1,243,303
Symantec Corporation	47,298	1,087,381
Synopsys, Inc.*	15,492	1,783,904
Texas Instruments, Inc.	69,952	7,419,809
Total System Services, Inc.	13,565	1,288,811
VeriSign, Inc.*	7,867	1,428,332
Visa, Inc. Class AΔ	130,994	20,459,953
Western Digital Corporation	24,973	1,200,202
Western Union Co. (The)Δ	39,393	727,589
Xerox Corporation	11,464	366,619
Xilinx, Inc.	18,364	2,328,372
		361,200,850
Materials — 2.1%
Air Products & Chemicals, Inc.	16,602	3,170,318
Albemarle Corporation	5,038	413,015
Avery Dennison Corporation	3,272	369,736
Ball Corporation	26,240	1,518,246
Celanese Corporation	9,582	944,881
CF Industries Holdings, Inc.	17,082	698,312
DowDuPont, Inc.	165,657	8,831,175
Eastman Chemical Co.	14,389	1,091,837
Ecolab, Inc.	18,944	3,344,374
FMC Corporation	5,397	414,598
Freeport-McMoRan, Inc.	112,863	1,454,804
International Flavors & Fragrances, Inc.Δ	5,978	769,907
International Paper Co.	30,010	1,388,563
Livent CorporationΔ*	5,047	61,977
Martin Marietta Materials, Inc.Δ	5,969	1,200,843
Mosaic Co. (The)	26,057	711,617
Newmont Mining CorporationΔ	46,126	1,649,927
Nucor Corporation	22,789	1,329,738
Packaging Corporation of America	6,567	652,629
PPG Industries, Inc.	18,443	2,081,661
Sealed Air Corporation	10,710	493,303
Sherwin-Williams Co. (The)	6,348	2,734,147
Vulcan Materials Co.	11,222	1,328,685
WestRock Co.	21,818	836,720
		37,491,013
Real Estate — 3.0%
Alexandria Real Estate Equities, Inc. REIT	3,214	458,188
American Tower Corporation REIT	31,527	6,212,711
Apartment Investment & Management Co. Class A REIT	5,954	299,426
AvalonBay Communities, Inc. REIT	11,730	2,354,563
Boston Properties, Inc. REIT	11,272	1,509,095
CBRE Group, Inc. Class A*	26,915	1,330,947
See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Crown Castle International Corporation REIT	30,379	$ 3,888,512
Digital Realty Trust, Inc. REITΔ	16,030	1,907,570
Duke Realty Corporation REIT	32,547	995,287
Equinix, Inc. REIT	5,188	2,350,994
Equity Residential REIT	30,900	2,327,388
Essex Property Trust, Inc. REIT	5,627	1,627,553
Extra Space Storage, Inc. REIT	8,534	869,700
Federal Realty Investment Trust REIT	2,600	358,410
HCP, Inc. REITΔ	46,597	1,458,486
Host Hotels & Resorts, Inc. REIT	47,435	896,522
Iron Mountain, Inc. REIT	20,523	727,746
Kimco Realty Corporation REIT	56,971	1,053,963
Macerich Co. (The) REITΔ	4,614	200,017
Mid-America Apartment Communities, Inc. REIT	4,060	443,880
Prologis, Inc. REIT	48,593	3,496,266
Public Storage REIT	13,141	2,861,847
Realty Income Corporation REITΔ	28,647	2,107,273
Regency Centers Corporation REIT	15,104	1,019,369
SBA Communications Corporation REIT*	9,082	1,813,312
Simon Property Group, Inc. REIT	23,980	4,369,396
SL Green Realty Corporation REIT	3,720	334,502
UDR, Inc. REIT	11,107	504,924
Ventas, Inc. REIT	33,547	2,140,634
Vornado Realty Trust REIT	15,993	1,078,568
Welltower, Inc. REIT	31,626	2,454,178
Weyerhaeuser Co. REIT	49,383	1,300,748
		54,751,975
Utilities — 3.2%
AES Corporation	56,201	1,016,114
Alliant Energy Corporation	6,500	306,345
Ameren Corporation	19,884	1,462,468
American Electric Power Co., Inc.	43,060	3,606,275
American Water Works Co., Inc.	16,565	1,727,067
Atmos Energy Corporation	8,640	889,315
CenterPoint Energy, Inc.	32,201	988,571
CMS Energy Corporation	24,417	1,356,120
Consolidated Edison, Inc.	33,879	2,873,278
Dominion Energy, Inc.	55,724	4,271,802
DTE Energy Co.	15,525	1,936,589
Duke Energy Corporation	60,096	5,408,640
Edison International	25,039	1,550,415
Entergy Corporation	9,511	909,537
Evergy, Inc.Δ	17,247	1,001,188
Eversource Energy	22,827	1,619,576
Exelon Corporation	74,076	3,713,430
FirstEnergy Corporation	31,999	1,331,478
NextEra Energy, Inc.	33,860	6,545,815
NiSource, Inc.	23,079	661,444
NRG Energy, Inc.	19,377	823,135
Pinnacle West Capital Corporation	4,108	392,643
	Shares	Value
PPL Corporation	51,392	$ 1,631,182
Public Service Enterprise Group, Inc.	33,207	1,972,828
Sempra Energy	17,215	2,166,680
Southern Co. (The)	81,308	4,201,997
WEC Energy Group, Inc.	28,327	2,240,099
Xcel Energy, Inc.	35,982	2,022,548
		58,626,579
Total Common Stocks (Cost $1,311,441,021)		1,697,073,448
FOREIGN COMMON STOCKS — 3.3%
Curacao — 0.2%
Schlumberger, Ltd.	106,365	4,634,323
Ireland — 2.0%
Accenture PLC Class A	46,917	8,258,330
Allegion PLC	11,277	1,022,936
Eaton Corporation PLC	34,612	2,788,343
Ingersoll-Rand PLC	16,206	1,749,438
Johnson Controls International PLC	75,803	2,800,163
Linde PLC	41,176	7,244,094
Medtronic PLC	104,997	9,563,127
Pentair PLC	6,692	297,861
Seagate Technology PLC	24,342	1,165,738
Willis Towers Watson PLC	8,889	1,561,353
		36,451,383
Jersey — 0.1%
Aptiv PLC	15,022	1,194,099
Netherlands — 0.3%
LyondellBasell Industries NV Class A	27,312	2,296,393
Mylan NV*	84,301	2,389,090
		4,685,483
Switzerland — 0.4%
Chubb, Ltd.	35,583	4,984,467
Garmin, Ltd.	4,430	382,531
TE Connectivity, Ltd.	28,610	2,310,257
		7,677,255
United Kingdom — 0.3%
Aon PLC	19,060	3,253,542
Nielsen Holdings PLC	40,749	964,529
TechnipFMC PLC	23,072	542,653
		4,760,724
Total Foreign Common Stocks (Cost $55,253,790)		59,403,267
MONEY MARKET FUNDS — 3.1%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	55,730,448	55,730,448

See Notes to Schedule of Investments.

	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	911,112	$ 911,112
Total Money Market Funds (Cost $56,641,560)		56,641,560

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $2,191,072)	$2,200,000	2,191,537
TOTAL INVESTMENTS — 99.9% (Cost $1,425,527,443)		1,815,309,812
Other Assets in Excess of Liabilities — 0.1%		1,807,986
NET ASSETS — 100.0%		$1,817,117,798
Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2019	391	$55,478,990	$1,371,522
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,697,073,448	$1,697,073,448	$ —	$ —
Foreign Common Stocks	59,403,267	59,403,267	—	—
Money Market Funds	56,641,560	56,641,560	—	—
U.S. Treasury Obligation	2,191,537	—	2,191,537	—
Total Assets - Investments in Securities	$1,815,309,812	$1,813,118,275	$2,191,537	$ —
Other Financial Instruments***
Futures Contracts	$ 1,371,522	$ 1,371,522	$ —	$ —
Total Assets - Other Financial Instruments	$ 1,371,522	$ 1,371,522	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 83.9%
Communication Services — 5.3%
Alphabet, Inc. Class A*	2,978	$ 3,504,779
AMC Networks, Inc. Class AΔ*	11,641	660,743
AT&T, Inc.	206,187	6,466,024
Charter Communications, Inc. Class A*	282	97,829
Cinemark Holdings, Inc.Δ	25,841	1,033,382
Comcast Corporation Class A	547,593	21,892,768
Discovery, Inc. Class AΔ*	76,300	2,061,626
Facebook, Inc. Class A*	10,558	1,759,913
Fox Corporation Class A*	2,179	79,979
Fox Corporation Class B*	1,237	44,395
InterActiveCorp*	4,374	919,021
John Wiley & Sons, Inc. Class A	7,314	323,425
Madison Square Garden Co. (The) Class AΔ*	1,026	300,751
Sinclair Broadcast Group, Inc. Class A	26,581	1,022,837
TEGNA, Inc.	57,331	808,367
Telephone & Data Systems, Inc.	45,775	1,406,666
T-Mobile US, Inc.*	14,638	1,011,486
TWDC Enterprises 18 Corporation	5,095	565,749
United States Cellular Corporation*	14,280	655,595
Verizon Communications, Inc.	269,202	15,917,914
		60,533,249
Consumer Discretionary — 6.4%
Aaron's, Inc.	16,915	889,729
Advance Auto Parts, Inc.	47,076	8,027,870
Aramark	307,582	9,089,048
Booking Holdings, Inc.*	1,724	3,008,225
Bright Horizons Family Solutions, Inc.*	3,900	495,729
Carnival Corporation	2,353	119,344
Dana, Inc.	171,981	3,050,943
Deckers Outdoor Corporation*	11,513	1,692,296
Dollar General Corporation	91,443	10,909,150
eBay, Inc.	3,766	139,869
Expedia Group, Inc.	12,261	1,459,059
Foot Locker, Inc.	18,993	1,150,976
Ford Motor Co.	27,551	241,898
Garrett Motion, Inc.Δ*	186	2,740
General Motors Co.	7,894	292,867
Goodyear Tire & Rubber Co. (The)	45,994	834,791
Graham Holdings Co. Class B	281	191,974
Lennar Corporation Class A	130,351	6,398,931
Lennar Corporation Class B	3,259	127,492
Lowe’s Cos., Inc.	115,396	12,632,400
McDonald’s Corporation	3,969	753,713
Starbucks Corporation	39,368	2,926,617
Tapestry, Inc.	94,993	3,086,323
Target Corporation	14,721	1,181,507
Yum! Brands, Inc.	42,694	4,261,288
		72,964,779
Consumer Staples — 4.5%
Coca-Cola Co. (The)	97,078	4,549,075
Colgate-Palmolive Co.	10,012	686,223
	Shares	Value
Conagra Brands, Inc.	55,868	$ 1,549,778
General Mills, Inc.	4,675	241,931
Herbalife Nutrition, Ltd.Δ*	22,669	1,201,230
Ingredion, Inc.	17,649	1,671,184
Kimberly-Clark Corporation	901	111,634
Kraft Heinz Co. (The)	6,128	200,079
Mondelez International, Inc. Class A	89,860	4,485,811
Monster Beverage Corporation*	31,819	1,736,681
Nu Skin Enterprises, Inc. Class A	22,202	1,062,588
PepsiCo, Inc.	113,873	13,955,136
Post Holdings, Inc.Δ*	2,401	262,669
Procter & Gamble Co. (The)	119,373	12,420,761
Sysco Corporation	32,524	2,171,302
Tyson Foods, Inc. Class A	49,426	3,431,647
USANA Health Sciences, Inc.*	7,087	594,387
Walgreens Boots Alliance, Inc.	5,283	334,256
Walmart, Inc.	9,633	939,507
		51,605,879
Energy — 8.0%
Anadarko Petroleum Corporation	1,839	83,638
Baker Hughes a GE Co.	223,672	6,200,188
Chevron Corporation	183,131	22,558,077
ConocoPhillips	100,323	6,695,557
EOG Resources, Inc.	120,207	11,441,302
Exxon Mobil Corporation	87,714	7,087,291
Hess CorporationΔ	159,300	9,594,639
HollyFrontier Corporation	19,652	968,254
Kinder Morgan, Inc.	12,731	254,747
Marathon Petroleum Corporation	77,175	4,618,924
Occidental Petroleum Corporation	4,869	322,328
Peabody Energy Corporation	28,980	821,003
Phillips 66	150,626	14,335,076
Pioneer Natural Resources Co.	247	37,613
Valero Energy Corporation	83,648	7,095,860
		92,114,497
Financials — 20.2%
Aflac, Inc.	5,694	284,700
Allstate Corporation (The)	2,354	221,700
Ally Financial, Inc.	138,308	3,802,087
American Express Co.	91,276	9,976,467
American International Group, Inc.	325,555	14,018,398
Bank of America Corporation	287,644	7,936,098
Bank of New York Mellon Corporation (The)	6,071	306,161
BB&T Corporation	117,628	5,473,231
Berkshire Hathaway, Inc. Class B*	10,944	2,198,540
BlackRock, Inc.	749	320,100
Capital One Financial Corporation	2,122	173,346
Citigroup, Inc.	225,913	14,056,307
Citizens Financial Group, Inc.	108,166	3,515,395
CME Group, Inc.	2,090	343,972
CNO Financial Group, Inc.	38,297	619,645
Comerica, Inc.	28,852	2,115,429
Erie Indemnity Co. Class A	4,717	842,079
Essent Group, Ltd.*	5,385	233,978
Evercore, Inc. Class A	22,589	2,055,599

See Notes to Schedule of Investments.

	Shares	Value
FactSet Research Systems, Inc.Δ	6,206	$ 1,540,764
First Hawaiian, Inc.	97,879	2,549,748
Goldman Sachs Group, Inc. (The)	2,223	426,794
Hanover Insurance Group, Inc. (The)	5,851	668,009
Hartford Financial Services Group, Inc. (The)	139,849	6,953,292
IBERIABANK Corporation	21,856	1,567,294
Intercontinental Exchange, Inc.	118,360	9,011,930
Invesco, Ltd.	125,500	2,423,405
JPMorgan Chase & Co.	254,515	25,764,553
LPL Financial Holdings, Inc.	28,277	1,969,493
MarketAxess Holdings, Inc.Δ	4,993	1,228,677
Marsh & McLennan Cos., Inc.	1,670	156,813
MetLife, Inc.	131,961	5,617,580
MGIC Investment Corporation*	192,217	2,535,342
Morgan Stanley	7,677	323,969
New York Community Bancorp, Inc.Δ	353,718	4,092,517
Northern Trust Corporation	192,678	17,420,018
Old Republic International Corporation	44,699	935,103
PNC Financial Services Group, Inc. (The)	50,326	6,172,987
Popular, Inc.	51,943	2,707,789
Prudential Financial, Inc.	48,310	4,438,723
Radian Group, Inc.	64,911	1,346,254
Reinsurance Group of America, Inc.	64,243	9,121,221
S&P Global, Inc.	17,705	3,727,788
State Street Corporation	220,991	14,543,418
Travelers Cos., Inc. (The)	1,418	194,493
U.S. Bancorp	366,127	17,643,660
Voya Financial, Inc.	17,029	850,769
Wells Fargo & Co.	253,395	12,244,046
Zions Bancorp NA	117,500	5,335,675
		232,005,356
Health Care — 10.9%
Abbott Laboratories	11,488	918,351
Agilent Technologies, Inc.	32,545	2,615,967
Alexion Pharmaceuticals, Inc.*	799	108,009
Amedisys, Inc.*	6,166	760,021
Amgen, Inc.	1,346	255,713
Amneal Pharmaceuticals, Inc.Δ*	159,100	2,254,447
Anthem, Inc.	27,695	7,947,911
Baxter International, Inc.	10,404	845,949
Becton, Dickinson and Co.	1,700	424,541
Biogen, Inc.*	400	94,552
Boston Scientific Corporation*	2,217	85,089
Bristol-Myers Squibb Co.Δ	57,649	2,750,434
Bruker Corporation	41,760	1,605,254
Catalent, Inc.*	27,076	1,099,015
Centene Corporation*	103,988	5,521,763
Cerner Corporation*	69,800	3,993,258
Chemed Corporation	2,219	710,235
Cigna Corporation	23,643	3,802,267
CVS Health Corporation	171,905	9,270,837
Danaher Corporation	4,659	615,081
Eli Lilly & Co.Δ	32,218	4,180,608
Gilead Sciences, Inc.	104,273	6,778,788
HCA Healthcare, Inc.	812	105,869
	Shares	Value
Humana, Inc.	11,741	$ 3,123,106
IDEXX Laboratories, Inc.*	4,652	1,040,187
Johnson & Johnson	230,936	32,282,543
McKesson Corporation	23,032	2,696,126
Mettler-Toledo International, Inc.*	669	483,687
Molina Healthcare, Inc.Δ*	40,961	5,814,824
Quest Diagnostics, Inc.	57,900	5,206,368
Repligen CorporationΔ*	3,404	201,108
Thermo Fisher Scientific, Inc.	6,138	1,680,093
UnitedHealth Group, Inc.	22,432	5,546,536
Varian Medical Systems, Inc.*	4,144	587,288
Waters Corporation*	5,039	1,268,367
Zimmer Biomet Holdings, Inc.	49,300	6,295,610
Zoetis, Inc.	22,018	2,216,552
		125,186,354
Industrials — 7.3%
3M Co.	510	105,968
Caterpillar, Inc.	106	14,362
CSX Corporation	2,519	188,471
Curtiss-Wright Corporation	15,584	1,766,290
Delta Air Lines, Inc.	29,161	1,506,166
EMCOR Group, Inc.	25,064	1,831,677
Emerson Electric Co.	1,223	83,739
Fluor Corporation	76,579	2,818,107
General Dynamics Corporation	27,096	4,586,811
General Electric Co.	1,228,055	12,268,269
HD Supply Holdings, Inc.*	71,232	3,087,907
Hillenbrand, Inc.	14,183	589,020
Honeywell International, Inc.	1,862	295,909
Hubbell, Inc.	45,000	5,309,100
Jacobs Engineering Group, Inc.Δ	53,581	4,028,755
JetBlue Airways CorporationΔ*	106,142	1,736,483
Lockheed Martin Corporation	279	83,745
Norfolk Southern Corporation	1,679	313,788
Quanta Services, Inc.	64,903	2,449,439
Resideo Technologies, Inc.*	310	5,980
Robert Half International, Inc.	38,060	2,479,990
Southwest Airlines Co.	77,351	4,015,290
Spirit Airlines, Inc.*	13,917	735,653
Teledyne Technologies, Inc.*	4,901	1,161,586
Terex Corporation	95,860	3,079,982
Textron, Inc.Δ	162,803	8,247,600
Union Pacific Corporation	415	69,388
United Continental Holdings, Inc.*	39,922	3,184,977
United Parcel Service, Inc. Class B	40,135	4,484,685
United Technologies Corporation	89,047	11,477,268
Wabtec CorporationΔ	4,151	306,012
Waste Management, Inc.	504	52,371
WESCO International, Inc.*	19,879	1,053,786
		83,418,574
Information Technology — 10.7%
Applied Materials, Inc.	93,700	3,716,142
Aspen Technology, Inc.*	16,479	1,718,101
Avnet, Inc.	41,864	1,815,642
Broadcom, Inc.	16,935	5,092,524
Cadence Design Systems, Inc.*	22,723	1,443,138
See Notes to Schedule of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
CDW Corporation	19,730	$ 1,901,380
Cisco Systems, Inc.	251,420	13,574,166
Citrix Systems, Inc.	27,173	2,708,061
Cognizant Technology Solutions Corporation Class A	3,902	282,700
Corning, Inc.	207,775	6,877,352
Cypress Semiconductor Corporation	495,700	7,395,844
First Data Corporation Class A*	75,970	1,995,732
Hewlett Packard Enterprise Co.	9,065	139,873
HP, Inc.	202,623	3,936,965
Intel Corporation	153,647	8,250,844
International Business Machines Corporation	29,309	4,135,500
Intuit, Inc.	14,180	3,706,794
Jabil, Inc.	49,843	1,325,325
Micron Technology, Inc.*	29,288	1,210,473
Microsoft Corporation	115,008	13,564,044
Oracle Corporation	286,811	15,404,619
QUALCOMM, Inc.	125,817	7,175,343
Teradata Corporation*	21,823	952,574
Texas Instruments, Inc.	79,489	8,431,398
VeriSign, Inc.*	17,538	3,184,199
Western Digital Corporation	45,925	2,207,155
		122,145,888
Materials — 4.2%
Air Products & Chemicals, Inc.	65,020	12,416,219
Cabot Corporation	18,574	773,236
Cleveland-Cliffs, Inc.Δ	84,830	847,452
Domtar Corporation	34,249	1,700,463
DowDuPont, Inc.	346,666	18,480,764
Ecolab, Inc.	777	137,171
Freeport-McMoRan, Inc.	411,031	5,298,190
Huntsman Corporation	19,835	446,089
PPG Industries, Inc.	1,240	139,959
Reliance Steel & Aluminum Co.	32,386	2,923,160
Sonoco Products Co.	39,400	2,424,282
Steel Dynamics, Inc.	59,596	2,101,951
Trinseo SA	12,813	580,429
		48,269,365
Real Estate — 1.9%
American Campus Communities, Inc. REIT	26,221	1,247,595
Apartment Investment & Management Co. Class A REIT	9,894	497,564
Brandywine Realty Trust REIT	15,525	246,226
CBRE Group, Inc. Class A*	75,438	3,730,409
Crown Castle International Corporation REIT	595	76,160
Jones Lang LaSalle, Inc.	49,878	7,690,190
Park Hotels & Resorts, Inc. REIT	90,397	2,809,539
Prologis, Inc. REIT	3,720	267,654
Simon Property Group, Inc. REIT	370	67,418
VEREIT, Inc. REIT	130,763	1,094,486
Weyerhaeuser Co. REIT	141,100	3,716,574
		21,443,815
Utilities — 4.5%
AES Corporation	529,671	9,576,452
	Shares	Value
American Electric Power Co., Inc.	3,533	$ 295,889
Dominion Energy, Inc.	157,471	12,071,727
Duke Energy Corporation	5,376	483,840
Exelon Corporation	189,325	9,490,862
NextEra Energy, Inc.	3,082	595,812
Pinnacle West Capital Corporation	72,400	6,919,992
PNM Resources, Inc.	15,441	730,977
Portland General Electric Co.	45,553	2,361,468
Public Service Enterprise Group, Inc.	65,220	3,874,720
Sempra EnergyΔ	6,315	794,806
Southern Co. (The)	6,905	356,850
Southwest Gas Holdings, Inc.	16,748	1,377,690
Xcel Energy, Inc.	48,700	2,737,427
		51,668,512
Total Common Stocks (Cost $835,150,528)		961,356,268
FOREIGN COMMON STOCKS — 13.3%
Canada — 0.1%
Bausch Health Cos., Inc.*	52,117	1,287,290
Curacao — 1.0%
Schlumberger, Ltd.	261,748	11,404,360
France — 1.5%
Sanofi ADR	267,143	11,829,092
TOTAL SA ADR	102,700	5,715,255
		17,544,347
Germany — 0.4%
Siemens AG	37,335	4,018,019
Ireland — 5.1%
Eaton Corporation PLC	2,729	219,848
Horizon Pharma PLC*	47,517	1,255,874
ICON PLC*	6,099	833,001
Jazz Pharmaceuticals PLC*	7,870	1,125,017
Johnson Controls International PLC	586,553	21,667,268
Linde PLC	1,406	247,358
Medtronic PLC	275,774	25,117,496
nVent Electric PLC	241,264	6,509,303
STERIS PLC*	6,802	870,860
		57,846,025
Israel — 0.1%
Israel Chemicals, Ltd.Δ	58,638	307,263
Taro Pharmaceutical Industries, Ltd.	7,944	858,667
		1,165,930
Japan — 0.2%
Honda Motor Co., Ltd. ADR	105,200	2,858,284
Netherlands — 0.4%
Koninklijke Philips NVΔ	86,700	3,542,562
LyondellBasell Industries NV Class A	1,045	87,863
Mylan NV*	42,427	1,202,381
NXP Semiconductor NV	1,889	166,969
		4,999,775
Norway — 0.6%
Orkla ASA	955,208	7,331,610

See Notes to Schedule of Investments.

	Shares	Value
Sweden — 0.4%
Atlas Copco AB, B Shares	165,634	$ 4,099,296
Switzerland — 1.6%
Chubb, Ltd.	40,888	5,727,591
Nestle SA	30,214	2,879,547
Novartis AG ADR	54,500	5,239,630
TE Connectivity, Ltd.	53,600	4,328,200
		18,174,968
United Kingdom — 1.9%
BP PLC ADRΔ	261,367	11,426,965
Nielsen Holdings PLC	308,478	7,301,674
TechnipFMC PLC	132,800	3,123,456
		21,852,095
Total Foreign Common Stocks (Cost $154,773,743)		152,581,999
MONEY MARKET FUNDS — 2.7%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	29,503,462	29,503,462
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	1,290,705	$ 1,290,705
Total Money Market Funds (Cost $30,794,167)		30,794,167

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $1,792,696)	$1,800,000	1,793,075
TOTAL INVESTMENTS — 100.1% (Cost $1,022,511,134)		1,146,525,509
Liabilities in Excess of Other Assets — (0.1)%		(988,536)
NET ASSETS — 100.0%		$1,145,536,973
Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2019	218	$30,932,020	$863,649
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/28/19	U.S. Dollars	9,570,893	Euro	8,388,750	CS	$ 89,033
06/28/19	U.S. Dollars	7,101,877	Norwegian Kroner	60,372,350	GSC	77,945
06/28/19	U.S. Dollars	4,348,526	Swedish Kronor	39,875,110	GSC	30,583
06/28/19	U.S. Dollars	8,009,033	Swiss Francs	7,879,688	UBS	28,154
06/28/19	U.S. Dollars	3,357,063	Japanese Yen	366,932,066	BOA	22,899
Subtotal Appreciation						$248,614
06/28/19	U.S. Dollars	176,772	Swiss Francs	174,577	UBS	$ (46)
06/28/19	Swiss Francs	228,166	U.S. Dollars	231,670	UBS	(574)
06/28/19	Swedish Kronor	3,404,160	U.S. Dollars	369,415	GSC	(790)
06/28/19	Japanese Yen	56,945,869	U.S. Dollars	519,226	BOA	(1,782)
Subtotal Depreciation						$ (3,192)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$245,422
See Notes to Schedule of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$ 961,356,268	$ 961,356,268	$ —	$ —
Foreign Common Stocks	152,581,999	152,581,999	—	—
Money Market Funds	30,794,167	30,794,167	—	—
U.S. Treasury Obligation	1,793,075	—	1,793,075	—
Total Assets - Investments in Securities	$1,146,525,509	$1,144,732,434	$1,793,075	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 248,614	$ —	$ 248,614	$ —
Futures Contracts	863,649	863,649	—	—
Total Assets - Other Financial Instruments	$ 1,112,263	$ 863,649	$ 248,614	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$ (3,192)	$ —	$ (3,192)	$ —
Total Liabilities - Other Financial Instruments	$ (3,192)	$ —	$ (3,192)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.

See Notes to Schedule of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 88.9%
Communication Services — 12.3%
Activision Blizzard, Inc.	70,200	$ 3,196,206
Alphabet, Inc. Class A*	28,833	33,933,269
Alphabet, Inc. Class C*	36,726	43,090,983
Comcast Corporation Class A	269,980	10,793,801
Electronic Arts, Inc.*	97,792	9,938,601
Facebook, Inc. Class A*	355,438	59,247,960
Match Group, Inc.Δ	123,600	6,996,996
Netflix, Inc.*	43,329	15,449,388
TWDC Enterprises 18 Corporation	109,090	12,112,263
		194,759,467
Consumer Discretionary — 11.7%
Advance Auto Parts, Inc.	20,970	3,576,014
Amazon.com, Inc.*	55,179	98,260,004
Booking Holdings, Inc.*	4,660	8,131,281
Chipotle Mexican Grill, Inc.*	11,450	8,133,049
Floor & Decor Holdings, Inc. Class AΔ*	107,130	4,415,899
GrubHub, Inc.Δ*	78,350	5,442,974
Home Depot, Inc. (The)	52,590	10,091,495
Starbucks Corporation	201,578	14,985,309
TJX Cos., Inc. (The)	159,557	8,490,028
Yum China Holdings, Inc.	300,596	13,499,766
Yum! Brands, Inc.	98,570	9,838,272
		184,864,091
Consumer Staples — 6.5%
Coca-Cola Co. (The)	386,985	18,134,117
Colgate-Palmolive Co.	268,729	18,418,686
Costco Wholesale Corporation	69,614	16,856,334
Estee Lauder Cos., Inc. (The) Class A	56,146	9,294,970
McCormick & Co., Inc. (Non-Voting Shares)Δ	36,400	5,482,932
Monster Beverage Corporation*	399,237	21,790,355
Procter & Gamble Co. (The)	131,912	13,725,444
		103,702,838
Energy — 0.3%
Pioneer Natural Resources Co.	28,831	4,390,385
Financials — 3.3%
American Express Co.	130,115	14,221,569
BlackRock, Inc.	18,720	8,000,366
Charles Schwab Corporation (The)	243,680	10,419,757
FactSet Research Systems, Inc.Δ	39,199	9,731,936
SEI Investments Co.	201,882	10,548,335
		52,921,963
Health Care — 13.7%
ABIOMED, Inc.*	8,650	2,470,354
Alexion Pharmaceuticals, Inc.*	66,580	9,000,284
Align Technology, Inc.*	20,700	5,885,631
Amgen, Inc.	47,845	9,089,593
Biogen, Inc.*	31,930	7,547,613
BioMarin Pharmaceutical, Inc.*	102,986	9,148,246
Cerner Corporation*	160,969	9,209,037
	Shares	Value
Danaher Corporation	83,270	$ 10,993,306
DexCom, Inc.*	65,176	7,762,462
Edwards Lifesciences Corporation*	92,913	17,777,044
Illumina, Inc.*	24,957	7,753,890
Intuitive Surgical, Inc.*	20,997	11,980,468
Johnson & Johnson	51,700	7,227,143
Regeneron Pharmaceuticals, Inc.*	56,273	23,106,819
Sarepta Therapeutics, Inc.Δ*	24,514	2,921,824
Thermo Fisher Scientific, Inc.	89,667	24,543,651
UnitedHealth Group, Inc.	58,750	14,526,525
Varian Medical Systems, Inc.*	73,733	10,449,441
Zoetis, Inc.	258,174	25,990,377
		217,383,708
Industrials — 7.7%
BWX Technologies, Inc.	115,094	5,706,361
Caterpillar, Inc.	47,960	6,498,100
Cintas Corporation	44,202	8,933,666
CoStar Group, Inc.*	21,391	9,977,190
Deere & Co.	82,529	13,191,435
Expeditors International of Washington, Inc.	206,070	15,640,713
Fortive Corporation	125,287	10,510,327
Honeywell International, Inc.	77,890	12,378,279
IHS Markit, Ltd.*	147,682	8,030,947
Roper Technologies, Inc.	35,935	12,288,692
United Parcel Service, Inc. Class B	70,780	7,908,957
W.W. Grainger, Inc.Δ	36,470	10,974,917
		122,039,584
Information Technology — 30.8%
Adobe, Inc.*	128,258	34,179,474
Akamai Technologies, Inc.*	143,850	10,315,484
Amphenol Corporation Class A	93,745	8,853,278
Apple, Inc.	67,160	12,757,042
Autodesk, Inc.*	197,673	30,801,407
Automatic Data Processing, Inc.	35,234	5,628,279
Cisco Systems, Inc.	269,499	14,550,251
FleetCor Technologies, Inc.*	18,349	4,524,680
Genpact, Ltd.	230,039	8,092,772
Intuit, Inc.	73,194	19,133,644
Microsoft Corporation	457,800	53,992,932
Nutanix, Inc. Class AΔ*	159,400	6,015,756
NVIDIA Corporation	95,453	17,139,541
Oracle Corporation	675,386	36,274,982
Palo Alto Networks, Inc.*	50,957	12,376,436
PayPal Holdings, Inc.*	239,847	24,905,712
QUALCOMM, Inc.	371,759	21,201,416
Red Hat, Inc.*	42,240	7,717,248
salesforce.com, Inc.*	140,085	22,185,261
ServiceNow, Inc.*	71,900	17,722,631
Splunk, Inc.*	92,073	11,472,296
Texas Instruments, Inc.	81,140	8,606,520
TiVo Corporation	7	65
Twilio, Inc. Class AΔ*	26,500	3,423,270
Visa, Inc. Class AΔ	543,501	84,889,421

See Notes to Schedule of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vmware, Inc. Class AΔ	37,990	$ 6,857,575
Workday, Inc. Class A*	23,500	4,531,975
		488,149,348
Materials — 1.2%
Ecolab, Inc.	56,270	9,933,906
Sherwin-Williams Co. (The)	22,962	9,889,963
		19,823,869
Real Estate — 1.4%
Equinix, Inc. REIT	21,510	9,747,471
SBA Communications Corporation REIT*	59,418	11,863,398
		21,610,869
Total Common Stocks (Cost $966,547,956)		1,409,646,122
FOREIGN COMMON STOCKS — 7.3%
China — 3.9%
Alibaba Group Holding, Ltd. ADRΔ*	333,498	60,846,710
Curacao — 0.9%
Schlumberger, Ltd.	325,080	14,163,736
France — 0.8%
Danone SA ADR	833,665	12,830,104
Ireland — 0.5%
Linde PLC	48,260	8,490,382
Netherlands — 0.4%
NXP Semiconductor NV	69,477	6,141,072
	Shares	Value
Switzerland — 0.6%
Novartis AG ADR	102,152	$ 9,820,893
United Kingdom — 0.2%
Atlassian Corporation PLC Class A*	24,300	2,731,077
Total Foreign Common Stocks (Cost $96,887,670)		115,023,974
MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	58,974,057	58,974,057
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	280,095	280,095
Total Money Market Funds (Cost $59,254,152)		59,254,152

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $2,888,232)	$2,900,000	2,888,844
TOTAL INVESTMENTS — 100.1% (Cost $1,125,578,010)		1,586,813,092
Liabilities in Excess of Other Assets — (0.1)%		(1,366,408)
NET ASSETS — 100.0%		$1,585,446,684

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2019	413	$58,600,570	$1,144,688

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,409,646,122	$1,409,646,122	$ —	$ —
Foreign Common Stocks	115,023,974	115,023,974	—	—
Money Market Funds	59,254,152	59,254,152	—	—
U.S. Treasury Obligation	2,888,844	—	2,888,844	—
Total Assets - Investments in Securities	$1,586,813,092	$1,583,924,248	$2,888,844	$ —
Other Financial Instruments***
Futures Contracts	$ 1,144,688	$ 1,144,688	$ —	$ —
Total Assets - Other Financial Instruments	$ 1,144,688	$ 1,144,688	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.0%
Communication Services — 3.2%
AMC Networks, Inc. Class AΔ*	12,449	$ 706,605
ATN International, Inc.	12,563	708,427
Cable One, Inc.	3,010	2,953,954
Cogent Communications Holdings, Inc.Δ	41,300	2,240,525
DHI Group, Inc.*	54,461	132,340
Global Eagle Entertainment, Inc.Δ*	5,837	4,141
IDT Corporation Class BΔ*	12,001	79,687
Liberty TripAdvisor Holdings, Inc. Class A*	22,809	323,660
Marchex, Inc. Class B*	59,568	281,757
Marcus Corporation (The)	10,637	426,012
Meet Group, Inc. (The)Δ*	45,800	230,374
MSG Networks, Inc. Class AΔ*	25,066	545,185
Nexstar Media Group, Inc. Class AΔ	6,728	729,113
Rosetta Stone, Inc.*	128,315	2,803,683
Scholastic Corporation	7,700	306,152
Shenandoah Telecommunications Co.	41,000	1,818,760
TEGNA, Inc.	109,371	1,542,131
Telephone & Data Systems, Inc.	25,741	791,021
TravelzooΔ*	21,354	286,143
WideOpenWest, Inc.Δ*	46,977	427,491
Yelp, Inc.*	19,124	659,778
Zynga, Inc. Class A*	29,100	155,103
		18,152,042
Consumer Discretionary — 9.7%
1-800-Flowers.com, Inc. Class A*	18,630	339,625
Aaron's, Inc.	36,225	1,905,435
Adtalem Global Education, Inc.*	3,800	176,016
American Eagle Outfitters, Inc.	65,773	1,458,187
American Public Education, Inc.*	2,400	72,288
Bassett Furniture Industries, Inc.	2,747	45,078
Brinker International, Inc.Δ	10,627	471,626
Callaway Golf Co.	135,100	2,152,143
Cheesecake Factory, Inc. (The)Δ	22,613	1,106,228
Chegg, Inc.Δ*	70,300	2,679,836
Chuy's Holdings, Inc.*	15,904	362,134
Citi Trends, Inc.	12,605	243,403
Cooper Tire & Rubber Co.	10,785	322,364
Cooper-Standard Holdings, Inc.*	14,200	666,832
CSS Industries, Inc.	26,655	159,664
Deckers Outdoor Corporation*	5,197	763,907
Fiesta Restaurant Group, Inc.*	7,100	93,081
Five Below, Inc.*	11,757	1,460,807
Floor & Decor Holdings, Inc. Class AΔ*	43,100	1,776,582
Foot Locker, Inc.	11,942	723,685
Genesco, Inc.Δ*	15,700	715,135
Graham Holdings Co. Class B	350	239,113
Group 1 Automotive, Inc.Δ	11,200	724,640
Habit Restaurants, Inc. (The) Class AΔ*	36,300	392,766
Haverty Furniture Cos., Inc.	19,651	429,964
Hilton Grand Vacations, Inc.*	72,500	2,236,625
Houghton Mifflin Harcourt Co.*	41,869	304,388
Hudson, Ltd. Class A*	167,000	2,296,250
	Shares	Value
J Alexander's Holdings, Inc.Δ*	24,246	$ 238,096
Jack in the Box, Inc.	15,085	1,222,790
K12, Inc.*	51,188	1,747,046
Leaf Group, Ltd.*	5,300	42,506
Malibu Boats, Inc. Class A*	24,769	980,357
Modine Manufacturing Co.*	17,600	244,112
Monro, Inc.	36,050	3,119,046
Murphy USA, Inc.*	17,792	1,523,351
National Vision Holdings, Inc.Δ*	107,600	3,381,868
Office Depot, Inc.	316,552	1,149,084
Ollie's Bargain Outlet Holdings, Inc.*	34,300	2,926,819
OneSpaWorld Holdings, Ltd.Δ*	159,100	2,173,306
Rent-A-Center Inc*	53,803	1,122,869
Sally Beauty Holdings, Inc.Δ*	26,618	490,037
Sonos, Inc.Δ*	25,200	259,308
Steven Madden, Ltd.Δ	49,886	1,688,142
Strategic Education, Inc.Δ	43,900	5,764,509
Tenneco, Inc.Δ	36,049	798,846
Tower International, Inc.	37,685	792,516
Town Sports International Holdings, Inc.*	2,600	12,376
Universal Electronics, Inc.*	10,175	378,001
Vista Outdoor, Inc.Δ*	58,300	466,983
Vitamin Shoppe, Inc.*	44,215	311,274
ZAGG, Inc.Δ*	10,120	91,788
		55,242,832
Consumer Staples — 1.6%
Andersons, Inc. (The)	9,200	296,516
Avon Products, Inc.*	196,142	576,658
BJ's Wholesale Club Holdings, Inc.*	116,400	3,189,360
Dean Foods Co.	99,514	301,527
Fresh Del Monte Produce, Inc.	29,247	790,546
Herbalife Nutrition, Ltd.Δ*	3,170	167,978
Ingles Markets, Inc. Class AΔ	14,838	409,826
Ingredion, Inc.	4,336	410,576
J&J Snack Foods Corporation	8,301	1,318,531
Lifevantage CorporationΔ*	21,752	310,836
Nu Skin Enterprises, Inc. Class A	13,906	665,541
Post Holdings, Inc.Δ*	800	87,520
Smart & Final Stores, Inc.Δ*	6,900	34,086
US Foods Holding Corporation*	5,800	202,478
USANA Health Sciences, Inc.*	4,964	416,331
		9,178,310
Energy — 3.6%
Apergy Corporation*	28,500	1,170,210
Arch Coal, Inc. Class A	18,248	1,665,495
C&J Energy Services, Inc.Δ*	26,200	406,624
Cactus, Inc. Class A*	40,800	1,452,480
Carrizo Oil & Gas, Inc.Δ*	79,377	989,831
CONSOL Energy, Inc.*	13,240	453,073
Contura Energy, Inc.*	7,243	419,515
CVR Energy, Inc.	1,400	57,680
Exterran Corporation*	36,520	615,362
Gulf Island Fabrication, Inc.*	1,200	11,004
Hallador Energy Co.	10,142	53,347
HollyFrontier Corporation	17,224	848,627

See Notes to Schedule of Investments.

	Shares	Value
Keane Group, Inc.*	73,660	$ 802,157
KLX Energy Services Holdings, Inc.*	10,032	252,204
Matador Resources Co.Δ*	98,700	1,907,871
Matrix Service Co.*	24,300	475,794
Midstates Petroleum Co., Inc.*	11,286	110,264
Nine Energy Service, Inc.*	3,700	83,805
Overseas Shipholding Group, Inc. Class A*	138,146	316,354
Par Pacific Holdings, Inc.Δ*	67,477	1,201,765
Patterson-UTI Energy, Inc.	48,056	673,745
Peabody Energy Corporation	36,200	1,025,546
Pioneer Energy Services CorporationΔ*	136,255	241,171
Renewable Energy Group, Inc.Δ*	50,583	1,110,803
REX American Resources CorporationΔ*	4,234	341,303
SEACOR Holdings, Inc.*	10,900	460,852
SilverBow Resources, Inc.Δ*	3,700	85,100
Solaris Oilfield Infrastructure, Inc. Class AΔ	70,300	1,155,732
SRC Energy, Inc.*	51,483	263,593
Talos Energy, Inc.*	3,200	84,992
US Silica Holdings, Inc.Δ	25,882	449,312
World Fuel Services Corporation	46,910	1,355,230
		20,540,841
Financials — 15.5%
1st Source Corporation	12,248	550,058
American Equity Investment Life Holding Co.	60,298	1,629,252
American National Bankshares, Inc.	1,300	45,396
AMERISAFE, Inc.	22,000	1,306,800
Argo Group International Holdings, Ltd.Δ	37,000	2,614,420
Atlantic Capital Bancshares, Inc.*	12,900	230,007
BancFirst Corporation	9,100	474,565
Bancorp, Inc. (The)*	99,011	800,009
Bank of Commerce Holdings	2,061	21,744
Bank of Marin Bancorp	7,200	292,968
BankFinancial Corporation	3,300	49,071
Banner Corporation	17,654	956,317
Baycom Corporation*	3,125	70,750
BlackRock TCP Capital Corporation	42,996	609,683
Bridge Bancorp, Inc.	13,471	394,700
Bryn Mawr Bank Corporation	13,243	478,470
Cadence BanCorp	137,600	2,552,480
Capital City Bank Group, Inc.	3,700	80,586
Capitala Finance CorporationΔ	16,301	129,756
Cathay General Bancorp	4,000	135,640
CenterState Bank Corporation	45,949	1,094,046
Central Pacific Financial Corporation	52,882	1,525,117
Central Valley Community Bancorp	6,000	117,300
Century Bancorp, Inc. Class A	3,277	239,221
Chemung Financial Corporation	336	15,768
City Holding Co.Δ	12,976	988,641
CNO Financial Group, Inc.	93,945	1,520,030
Commerce Bancshares, Inc.	5,145	298,719
Community Trust Bancorp, Inc.	6,200	254,572
Cowen, Inc.Δ*	29,136	422,181
	Shares	Value
Donegal Group, Inc. Class A	1,700	$ 22,865
East West Bancorp, Inc.	12,600	604,422
Enova International, Inc.*	20,504	467,901
Enterprise Financial Services Corporation	14,800	603,396
Essent Group, Ltd.*	43,335	1,882,906
Evercore, Inc. Class A	4,741	431,431
FedNat Holding Co.	9,967	159,871
Financial Institutions, Inc.	23,991	652,075
First Bancorp	38,824	1,349,522
First BanCorp	132,500	1,518,450
First Bancshares, Inc. (The)	3,300	101,970
First Business Financial Services, Inc.	4,500	90,090
First Citizens BancShares, Inc. Class A	681	277,303
First Commonwealth Financial CorporationΔ	35,100	442,260
First Defiance Financial Corporation	9,800	281,652
First Financial Bancorp	46,371	1,115,686
First Financial Corporation	3,500	147,000
First Hawaiian, Inc.	20,042	522,094
First Interstate BancSystem, Inc. Class A	30,585	1,217,895
First Merchants Corporation	5,100	187,935
First Midwest Bancorp, Inc.	27,300	558,558
Flagstar Bancorp, Inc.	29,724	978,514
Focus Financial Partners, Inc. Class AΔ*	72,800	2,594,592
Franklin Financial Network, Inc.Δ	4,405	127,789
Great Southern Bancorp, Inc.	3,800	197,220
Great Western Bancorp, Inc.	42,125	1,330,729
Green Dot Corporation Class A*	17,400	1,055,310
Greenhill & Co., Inc.Δ	14,109	303,485
Hallmark Financial Services, Inc.*	5,100	53,040
Hamilton Lane, Inc. Class AΔ	80,654	3,514,901
Hancock Whitney Corporation	19,400	783,760
Hanover Insurance Group, Inc. (The)	10,320	1,178,234
Health Insurance Innovations, Inc. Class AΔ*	69,637	1,867,664
Heartland Financial USA, Inc.Δ	4,900	208,985
Heritage Commerce Corporation	1,615	19,542
Heritage Financial CorporationΔ	9,100	274,274
Heritage Insurance Holdings, Inc.Δ	24,800	362,080
Home Bancorp, Inc.	500	16,625
HomeTrust Bancshares, Inc.	24,211	610,117
Hope Bancorp, Inc.	25,972	339,714
Houlihan Lokey, Inc.Δ	29,100	1,334,235
IBERIABANK Corporation	7,100	509,141
Independent Bank Corporation	36,975	1,589,957
Independent Bank Group, Inc.	19,811	1,016,106
Ladenburg Thalmann Financial Services, Inc.	15,200	43,016
LegacyTexas Financial Group, Inc.	6,600	246,774
LendingClub CorporationΔ*	117,900	364,311
LendingTree, Inc.Δ*	2,611	917,923
Marlin Business Services Corporation	2,800	60,200
Mercantile Bank Corporation	200	6,544
Merchants Bancorp	2,686	57,749
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Meridian Bancorp, Inc.	11,200	$ 175,728
Metropolitan Bank Holding Corporation*	3,400	118,286
MGIC Investment Corporation*	247,208	3,260,674
MidSouth Bancorp, Inc.Δ	1,288	14,696
MidWestOne Financial Group, Inc.	8,012	218,327
Moelis & Co. Class A	4,819	200,519
National Bank Holdings Corporation Class A	8,090	269,073
Navient Corporation	67,501	780,987
Northeast Bancorp	3,500	72,380
Northrim BanCorp, Inc.	9,195	316,492
Oaktree Specialty Lending Corporation	100,607	521,144
OFG Bancorp	71,681	1,418,567
Old Line Bancshares, Inc.	1,000	24,930
Old National Bancorp	69,771	1,144,244
Old Second Bancorp, Inc.	1,300	16,367
Oppenheimer Holdings, Inc. Class A	18,042	469,453
Opus Bank	10,600	209,880
Oritani Financial CorporationΔ	27,142	451,371
Orrstown Financial Services, Inc.	800	14,872
Park National CorporationΔ	3,766	356,829
Peapack Gladstone Financial Corporation	5,200	136,344
Peoples Bancorp, Inc.	2,400	74,328
Piper Jaffray Cos.	2,300	167,509
Popular, Inc.	28,073	1,463,445
Primerica, Inc.	8,346	1,019,464
ProAssurance Corporation	51,200	1,772,032
Protective Insurance Corporation Class B	2,100	38,892
Provident Financial Services, Inc.	2,900	75,081
QCR Holdings, Inc.	6,300	213,696
Radian Group, Inc.	52,744	1,093,911
RBB Bancorp	1,500	28,200
Regional Management Corporation*	15,865	387,423
Reinsurance Group of America, Inc.	3,900	553,722
Republic Bancorp, Inc. Class A	6,599	295,107
Riverview Bancorp, Inc.	3,400	24,854
Santander Consumer USA Holdings, Inc.	22,375	472,784
Selective Insurance Group, Inc.	27,402	1,733,999
Shore Bancshares, Inc.	2,900	43,239
Sierra BancorpΔ	20,397	495,647
Solar Capital, Ltd.	25,612	533,754
South State Corporation	2,000	136,680
Southern National Bancorp of Virginia, Inc.	8,465	124,012
State Auto Financial Corporation	2,000	65,840
Stellus Capital Investment Corporation	26,445	374,197
Sterling Bancorp	17,784	331,316
Stifel Financial Corporation	27,152	1,432,540
Territorial Bancorp, Inc.	2,000	53,820
Third Point Reinsurance, Ltd.*	87,500	908,250
THL Credit, Inc.Δ	26,883	176,352
TriCo Bancshares	14,000	550,060
TrustCo Bank CorporationΔ	67,044	520,261
	Shares	Value
UMB Financial CorporationΔ	12,600	$ 806,904
Umpqua Holdings Corporation	25,965	428,422
Union Bankshares CorporationΔ	2,400	77,592
United Community Banks, Inc.	11,674	291,033
United Community Financial Corporation	13,861	129,600
Valley National BancorpΔ	99,138	949,742
Voya Financial, Inc.	21,883	1,093,275
Waddell & Reed Financial, Inc. Class AΔ	37,200	643,188
Washington Federal, Inc.	21,000	606,690
WesBanco, Inc.	8,200	325,950
Wintrust Financial Corporation	9,200	619,436
WisdomTree Investments, Inc.Δ	272,500	1,923,850
WSFS Financial Corporation	28,800	1,111,680
		88,855,020
Health Care — 9.0%
AAC Holdings, Inc.Δ*	107,800	198,352
Acceleron Pharma, Inc.Δ*	33,900	1,578,723
Achillion Pharmaceuticals, Inc.Δ*	29,600	87,616
Acorda Therapeutics, Inc.Δ*	40,700	540,903
Adamas Pharmaceuticals, Inc.Δ*	60,202	428,036
Addus HomeCare Corporation*	50,800	3,230,372
Akebia Therapeutics, Inc.Δ*	28,500	233,415
Akorn, Inc.Δ*	51,500	181,280
Alder Biopharmaceuticals, Inc.Δ*	4,200	57,330
Allscripts Healthcare Solutions, Inc.*	69,000	658,260
AMAG Pharmaceuticals, Inc.Δ*	19,942	256,853
American Renal Associates Holdings, Inc.Δ*	56,600	347,524
Applied Genetic Technologies CorporationΔ*	6,200	25,978
Aratana Therapeutics, Inc.*	5,400	19,440
Array BioPharma, Inc.Δ*	29,915	729,328
Assertio Therapeutics, Inc.*	93,334	473,203
BioSpecifics Technologies Corporation*	8,461	527,374
Blueprint Medicines Corporation*	31,200	2,497,560
Bruker Corporation	18,457	709,487
Calithera Biosciences, Inc.*	5,200	35,048
Computer Programs & Systems, Inc.	5,300	157,357
CONMED Corporation	18,010	1,498,072
Corcept Therapeutics, Inc.Δ*	12,624	148,206
CryoLife, Inc.*	35,972	1,049,303
Eagle Pharmaceuticals, Inc.Δ*	6,775	342,070
Five Prime Therapeutics, Inc.Δ*	5,000	67,000
Five Star Senior Living, Inc.Ψ†††*	2,086	—
Immunomedics, Inc.Δ*	88,300	1,696,243
Innoviva, Inc.*	30,860	432,966
Inspire Medical Systems, Inc.*	21,400	1,215,092
Integer Holdings Corporation*	26,000	1,960,920
Intra-Cellular Therapies, Inc.*	4,700	57,246
iRhythm Technologies, Inc.Δ*	23,000	1,724,080
Lannett Co., Inc.Δ*	49,428	388,998
LHC Group, Inc.Δ*	29,100	3,226,026
Ligand Pharmaceuticals, Inc.Δ*	10,028	1,260,620
Medicines Co. (The)Δ*	35,308	986,859

See Notes to Schedule of Investments.

	Shares	Value
Menlo Therapeutics, Inc.*	8,300	$ 65,155
Merit Medical Systems, Inc.*	25,227	1,559,785
Minerva Neurosciences, Inc.*	13,529	106,338
Mirati Therapeutics, Inc.Δ*	8,800	645,040
Natera, Inc.*	50,198	1,035,083
NextGen Healthcare, Inc.Δ*	16,600	279,378
NuVasive, Inc.*	15,861	900,746
Orthofix Medical, Inc.*	7,100	400,511
PetIQ, Inc.Δ*	47,400	1,488,834
Phibro Animal Health Corporation Class A	13,632	449,856
Prestige Consumer Healthcare, Inc.Δ*	46,558	1,392,550
Psychemedics Corporation	7,395	103,752
Puma Biotechnology, Inc.Δ*	20,770	805,668
Quidel Corporation*	22,484	1,472,027
Repligen CorporationΔ*	24,305	1,435,939
Retrophin, Inc.Δ*	55,802	1,262,799
Rhythm Pharmaceuticals, Inc.Δ*	47,900	1,312,939
RTI Surgical Holdings, Inc.*	27,700	166,477
SeaSpine Holdings Corporation*	1,800	27,144
Spark Therapeutics, Inc.Δ*	6,453	734,868
Spectrum Pharmaceuticals, Inc.Δ*	61,945	662,192
Supernus Pharmaceuticals, Inc.*	28,241	989,565
Sutro Biopharma, Inc.Δ*	900	10,251
Tabula Rasa HealthCare, Inc.Δ*	12,081	681,610
Tandem Diabetes Care, Inc.*	44,100	2,800,350
Ultragenyx Pharmaceutical, Inc.Δ*	12,105	839,603
Vanda Pharmaceuticals, Inc.*	53,950	992,680
		51,648,280
Industrials — 17.2%
ABM Industries, Inc.Δ	34,167	1,241,971
AGCO Corporation	8,900	618,995
Albany International Corporation Class A	63,800	4,567,442
Allied Motion Technologies, Inc.	8,259	283,944
Applied Industrial Technologies, Inc.	22,835	1,357,997
ARC Document Solutions, Inc.*	80,889	180,382
ArcBest CorporationΔ	16,900	520,351
Armstrong Flooring, Inc.*	20,200	274,720
ASGN, Inc.*	98,423	6,248,876
Atkore International Group, Inc.*	24,487	527,205
Barnes Group, Inc.	21,416	1,100,997
Beacon Roofing Supply, Inc.*	97,600	3,138,816
BrightView Holdings, Inc.Δ*	34,721	499,982
Casella Waste Systems, Inc. Class A*	76,058	2,704,623
CIRCOR International, Inc.Δ*	59,500	1,939,700
Clean Harbors, Inc.*	60,900	4,356,177
Columbus McKinnon Corporation	36,376	1,249,516
Comfort Systems USA, Inc.	14,760	773,276
Continental Building Products, Inc.*	50,997	1,264,216
Covenant Transportation Group, Inc. Class A*	13,489	256,021
CRA International, Inc.	19,155	968,094
CSW Industrials, Inc.*	10,575	605,842
Ducommun, Inc.*	9,000	391,680
EMCOR Group, Inc.	78,217	5,716,098
Encore Wire Corporation	2,400	137,328
ESCO Technologies, Inc.	14,207	952,295
	Shares	Value
Exponent, Inc.	48,800	$2,816,736
Federal Signal Corporation	53,598	1,393,012
Fluor Corporation	12,300	452,640
Foundation Building Materials, Inc.*	15,500	152,520
Global Brass & Copper Holdings, Inc.	7,092	244,248
Granite Construction, Inc.	23,712	1,023,173
Hawaiian Holdings, Inc.Δ	28,715	753,769
Healthcare Services Group, Inc.Δ	87,950	2,901,471
Heidrick & Struggles International, Inc.	14,219	545,014
Herman Miller, Inc.	3,967	139,559
Hillenbrand, Inc.	3,483	144,649
Hub Group, Inc. Class A*	14,900	608,665
Hyster-Yale Materials Handling, Inc.	5,600	349,216
ICF International, Inc.	13,800	1,049,904
JetBlue Airways CorporationΔ*	68,642	1,122,983
Kadant, Inc.	15,488	1,362,324
KBR, Inc.	48,100	918,229
Kelly Services, Inc. Class A	17,500	386,050
KeyW Holding Corporation (The)Δ*	23,401	201,717
Kforce, Inc.	9,180	322,402
Kimball International, Inc. Class B	32,759	463,212
LB Foster Co. Class A*	3,487	65,625
Lennox International, Inc.	1,380	364,872
LSI Industries, Inc.	64,918	170,734
Manitowoc Co., Inc. (The)Δ*	34,300	562,863
ManpowerGroup, Inc.	2,000	165,380
MasTec, Inc.Δ*	17,232	828,859
Miller Industries, Inc.	14,223	438,780
Moog, Inc.	5,800	504,310
MYR Group, Inc.*	37,890	1,312,131
Navigant Consulting, Inc.Δ	33,859	659,235
Navistar International Corporation*	14,400	465,120
Park-Ohio Holdings Corporation	3,500	113,330
Powell Industries, Inc.	6,400	169,920
Quanex Building Products Corporation	23,146	367,790
Quanta Services, Inc.	32,922	1,242,476
Radiant Logistics, Inc.*	88,386	556,832
RBC Bearings, Inc.*	16,300	2,072,871
Resources Connection, Inc.	1,200	19,848
Rexnord Corporation*	124,600	3,132,444
Robert Half International, Inc.	15,285	995,971
Rush Enterprises, Inc. Class A	34,287	1,433,539
Ryder System, Inc.	2,300	142,577
Spirit Airlines, Inc.*	10,116	534,732
SPX FLOW, Inc.*	12,400	395,560
Sterling Construction Co., Inc.*	19,400	242,888
Terex Corporation	5,100	163,863
Tetra Tech, Inc.	22,595	1,346,436
Thermon Group Holdings, Inc.*	15,896	389,611
Titan International, Inc.Δ	37,500	223,875
TriMas Corporation*	1,785	53,961
TriNet Group, Inc.*	90,600	5,412,444
Triumph Group, Inc.Δ	53,800	1,025,428
TrueBlue, Inc.*	29,290	692,416
US Ecology, Inc.	14,815	829,344
USA Truck, Inc.*	1,800	25,992
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vectrus, Inc.*	10,861	$ 288,794
Veritiv Corporation*	19,963	525,426
Viad CorporationΔ	38,700	2,178,423
WageWorks, Inc.*	102,465	3,869,078
WESCO International, Inc.*	20,975	1,111,885
Willdan Group, Inc.Δ*	46,300	1,716,341
WillScot CorporationΔ*	146,500	1,624,685
Woodward, Inc.	6,935	658,062
YRC Worldwide, Inc.Δ*	42,200	282,318
		98,605,106
Information Technology — 20.0%
2U, Inc.Δ*	64,800	4,591,080
Acacia Communications, Inc.*	3,300	189,255
ACI Worldwide, Inc.Δ*	52,900	1,738,823
ADTRAN, Inc.	33,000	452,100
Alpha & Omega Semiconductor, Ltd.Δ*	31,025	357,098
Amkor Technology, Inc.*	62,500	533,750
Anixter International, Inc.*	27,650	1,551,441
Arlo Technologies, Inc.*	19,648	81,146
Aspen Technology, Inc.*	8,757	913,005
Avaya Holdings Corporation*	12,315	207,261
Avid Technology, Inc.Δ*	38,800	289,060
Avnet, Inc.	26,222	1,137,248
Bel Fuse, Inc. Class B	6,100	154,208
Belden, Inc.Δ	14,798	794,653
Benchmark Electronics, Inc.	37,400	981,750
Blackbaud, Inc.Δ	5,702	454,620
Blackline, Inc.*	55,000	2,547,600
Bottomline Technologies de, Inc.*	66,300	3,320,967
Brooks Automation, Inc.Δ	117,019	3,432,167
Cabot Microelectronics CorporationΔ	18,400	2,060,064
Calix, Inc.*	44,600	343,420
ChannelAdvisor Corporation*	8,100	98,658
Cirrus Logic, Inc.*	30,200	1,270,514
Cision, Ltd.Δ*	218,300	3,005,991
Cray, Inc.*	31,700	825,785
Daktronics, Inc.	28,900	215,305
Diebold Nixdorf, Inc.*	22,900	253,503
Digi International, Inc.Δ*	16,900	214,123
DSP Group, Inc.*	10,800	151,956
EMCORE CorporationΔ*	7,600	27,740
Envestnet, Inc.Δ*	27,400	1,791,686
ePlus, Inc.*	3,445	305,020
Evo Payments, Inc. Class A*	102,900	2,989,245
Exela Technologies, Inc.Δ*	169,100	564,794
ExlService Holdings, Inc.*	81,158	4,871,103
FireEye, Inc.*	6,600	110,814
Fitbit, Inc. Class AΔ*	78,700	465,904
Harmonic, Inc.Δ*	80,300	435,226
II-VI, Inc.Δ*	32,804	1,221,621
Infinera CorporationΔ*	75,000	325,500
Insight Enterprises, Inc.*	16,184	891,091
Instructure, Inc.Δ*	83,700	3,943,944
inTEST Corporation*	23,663	159,015
Intevac, Inc.*	10,900	66,817
j2 Global, Inc.Δ	72,936	6,316,258
	Shares	Value
Jabil, Inc.	51,091	$ 1,358,510
Kimball Electronics, Inc.*	23,354	361,753
Littelfuse, Inc.	11,900	2,171,512
MACOM Technology Solutions Holdings, Inc.Δ*	11,343	189,542
Manhattan Associates, Inc.*	13,788	759,857
MaxLinear, Inc.Δ*	50,748	1,295,596
MicroStrategy, Inc. Class A*	9,842	1,419,709
MKS Instruments, Inc.Δ	33,800	3,145,090
NeoPhotonics Corporation*	13,000	81,770
NETGEAR, Inc.Δ*	17,923	593,610
NetScout Systems, Inc.*	20,600	578,242
New Relic, Inc.*	11,400	1,125,180
NIC, Inc.	25,765	440,324
nLight, Inc.Δ*	107,100	2,386,188
Paylocity Holding Corporation*	62,491	5,573,572
PC Connection, Inc.	2,694	98,789
PCM, Inc.Δ*	15,529	568,827
Pegasystems, Inc.	40,400	2,626,000
Pixelworks, Inc.*	11,300	44,296
Plantronics, Inc.	17,644	813,565
Pluralsight, Inc. Class AΔ*	154,100	4,891,134
Presidio, Inc.	30,900	457,320
Priority Technology Holdings, Inc.Δ*	122,900	849,239
Proofpoint, Inc.*	2,859	347,168
Q2 Holdings, Inc.Δ*	111,112	7,695,617
Rapid7, Inc.*	19,548	989,324
RealPage, Inc.*	88,100	5,346,789
SailPoint Technologies Holding, Inc.*	34,600	993,712
ScanSource, Inc.*	9,600	343,872
Seachange International, Inc.*	16,000	21,280
Semtech Corporation*	26,072	1,327,326
Silicon Laboratories, Inc.*	10,189	823,883
Smartsheet, Inc. Class AΔ*	32,200	1,313,438
Synaptics, Inc.Δ*	25,000	993,750
Synchronoss Technologies, Inc.Δ*	29,500	179,360
SYNNEX Corporation	4,567	435,646
Tech Data Corporation*	12,020	1,230,968
Telaria, Inc.*	23,300	147,722
Telenav, Inc.*	9,100	55,237
Teradata Corporation*	20,427	891,639
Unisys CorporationΔ*	31,800	371,106
USA Technologies, Inc.Δ*	112,300	466,045
Veeco Instruments, Inc.*	26,300	285,092
Viavi Solutions, Inc.Δ*	68,600	849,268
Vishay Intertechnology, Inc.	8,649	159,747
Vishay Precision Group, Inc.*	13,055	446,612
Zix Corporation*	71,161	489,588
		114,686,143
Materials — 3.3%
AdvanSix, Inc.*	15,840	452,549
Ashland Global Holdings, Inc.	5,400	421,902
Balchem Corporation	7,974	739,987
Boise Cascade Co.	43,593	1,166,549
Clearwater Paper CorporationΔ*	12,600	245,448
Cleveland-Cliffs, Inc.Δ	39,623	395,834
Coeur Mining, Inc.Δ*	118,235	482,399

See Notes to Schedule of Investments.

	Shares	Value
Domtar Corporation	5,559	$ 276,004
FutureFuel Corporation	5,448	73,003
Greif, Inc. Class A	3,669	151,346
Huntsman Corporation	2,900	65,221
Innospec, Inc.	1,040	86,684
Kaiser Aluminum Corporation	13,466	1,410,294
Kraton Corporation*	26,039	837,935
Materion Corporation	2,000	114,120
Mercer International, Inc.Δ	33,991	459,218
Minerals Technologies, Inc.	21,506	1,264,338
Neenah, Inc.	21,472	1,381,938
Quaker Chemical CorporationΔ	6,159	1,233,833
Resolute Forest Products, Inc.	33,326	263,275
Steel Dynamics, Inc.	32,196	1,135,553
Stepan Co.	12,717	1,112,992
Summit Materials, Inc. Class AΔ*	95,109	1,509,380
Trinseo SA	16,780	760,134
Verso Corporation Class A*	26,064	558,291
Warrior Met Coal, Inc.	16,386	498,134
Worthington Industries, Inc.Δ	33,725	1,258,617
WR Grace & Co.	4,800	374,592
		18,729,570
Real Estate — 6.1%
Alexander & Baldwin, Inc. REITΔ	6,000	152,640
American Campus Communities, Inc. REIT	9,137	434,738
Americold Realty Trust REITΔ	35,976	1,097,628
Armada Hoffler Properties, Inc. REIT	89,255	1,391,485
Ashford Hospitality Trust, Inc. REIT	98,279	466,825
Braemar Hotels & Resorts, Inc. REIT	53,355	651,465
Brandywine Realty Trust REIT	7,455	118,236
Camden Property Trust REIT	3,000	304,500
Cedar Realty Trust, Inc. REIT	124,585	423,589
Chatham Lodging Trust REIT	36,430	700,913
Chesapeake Lodging Trust REITΔ	51,365	1,428,461
City Office REIT, Inc.Δ	53,476	604,814
Consolidated-Tomoka Land Co.Δ	1,310	77,356
CoreCivic, Inc. REIT	30,300	589,335
CorePoint Lodging, Inc. REIT	36,781	410,844
Cousins Properties, Inc. REIT	116,955	1,129,785
DiamondRock Hospitality Co. REIT	67,400	729,942
EastGroup Properties, Inc. REIT	20,576	2,297,105
Equity Commonwealth REIT	1,400	45,766
First Industrial Realty Trust, Inc. REIT	47,698	1,686,601
Franklin Street Properties Corporation REIT	16,800	120,792
Getty Realty Corporation REIT	5,200	166,556
Gladstone Commercial Corporation REIT	28,669	595,455
Hersha Hospitality Trust REITΔ	1,612	27,630
Howard Hughes Corporation (The)*	4,700	517,000
iStar, Inc. REITΔ	27,200	229,024
Jones Lang LaSalle, Inc.	6,897	1,063,379
Kennedy-Wilson Holdings, Inc.	167,525	3,583,360
Kite Realty Group Trust REITΔ	88,710	1,418,473
Mack-Cali Realty Corporation REITΔ	39,666	880,585
	Shares	Value
Marcus & Millichap, Inc.Δ*	12,662	$ 515,723
National Storage Affiliates Trust REIT	44,400	1,265,844
NexPoint Residential Trust, Inc. REIT	12,400	475,416
Paramount Group, Inc. REIT	50,514	716,794
Park Hotels & Resorts, Inc. REIT	39,703	1,233,969
Pebblebrook Hotel Trust REITΔ	32,390	1,006,033
Physicians Realty Trust REIT	44,127	830,029
Piedmont Office Realty Trust, Inc. Class A REITΔ	54,812	1,142,830
PS Business Parks, Inc. REIT	800	125,464
Rayonier, Inc. REIT	4,000	126,080
Retail Properties of America, Inc. Class A REIT	2,100	25,599
RMR Group, Inc. (The) Class A	9,361	570,834
RPT Realty REITΔ	104,549	1,255,634
Sunstone Hotel Investors, Inc. REITΔ	13,492	194,285
UMH Properties, Inc. REIT	26,201	368,910
VEREIT, Inc. REIT	159,139	1,331,993
Xenia Hotels & Resorts, Inc. REIT	12,600	276,066
		34,805,785
Utilities — 2.8%
AES Corporation	59,842	1,081,943
ALLETE, Inc.	10,180	837,101
El Paso Electric Co.	15,182	893,005
MDU Resources Group, Inc.	25,234	651,794
Northwest Natural Holding Co.	10,100	662,863
NorthWestern Corporation	28,882	2,033,582
NRG Energy, Inc.	27,016	1,147,640
ONE Gas, Inc.	7,800	694,434
PNM Resources, Inc.	16,578	784,803
Portland General Electric Co.	34,458	1,786,303
South Jersey Industries, Inc.Δ	52,462	1,682,456
Southwest Gas Holdings, Inc.	13,100	1,077,606
Spire, Inc.	24,619	2,025,897
Unitil Corporation	12,487	676,421
		16,035,848
Total Common Stocks (Cost $513,984,695)		526,479,777
FOREIGN COMMON STOCKS — 3.7%
Canada — 1.0%
Aeterna Zentaris, Inc.Δ*	30,581	142,202
Colliers International Group, Inc.	10,441	697,041
Cott Corporation	34,668	506,500
FirstService Corporation	8,039	718,204
Fortuna Silver Mines, Inc.Δ*	145,660	487,961
IMAX CorporationΔ*	77,400	1,755,432
Methanex Corporation	5,047	286,973
Points International, Ltd.*	27,782	373,390
Silvercorp Metals, Inc.Δ	104,802	267,245
Taseko Mines, Ltd.*	148,312	87,504
TransGlobe Energy Corporation	109,688	207,310
		5,529,762
France — 0.3%
Talend SA ADR*	37,000	1,871,090
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Germany — 0.0%
MorphoSys AG ADR*	4,700	$ 106,690
Ireland — 0.4%
ICON PLC*	4,100	559,978
Jazz Pharmaceuticals PLC*	1,514	216,426
Mallinckrodt PLCΔ*	53,013	1,152,503
Prothena Corporation PLC*	14,000	169,820
		2,098,727
Israel — 0.3%
Ceragon Networks, Ltd.Δ*	66,648	239,266
Stratasys, Ltd.Δ*	35,300	840,846
Taro Pharmaceutical Industries, Ltd.	6,402	691,992
		1,772,104
Jersey — 1.1%
Mimecast, Ltd.*	13,081	619,385
Novocure, Ltd.*	36,200	1,743,754
WNS Holdings, Ltd. ADR*	72,607	3,867,775
		6,230,914
Netherlands — 0.6%
Argenx SE ADRΔ*	7,200	898,848
InterXion Holding NV*	18,001	1,201,207
Wright Medical Group NVΔ*	46,744	1,470,099
		3,570,154
Total Foreign Common Stocks (Cost $20,299,040)		21,179,441
PREFERRED STOCK — 0.3%
CuriosityStream LLC0.00 CONVΨ†††* (Cost $1,956,000)	195,600	1,956,000
MONEY MARKET FUNDS — 6.6%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	22,532,833	22,532,833
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	14,896,023	14,896,023
Total Money Market Funds (Cost $37,428,856)		37,428,856

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $995,919)	$1,000,000	996,153
TOTAL INVESTMENTS — 102.8% (Cost $574,664,510)		588,040,227
Liabilities in Excess of Other Assets — (2.8)%		(15,968,477)
NET ASSETS — 100.0%		$572,071,750

See Notes to Schedule of Investments.

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	06/2019	291	$ 22,462,290	$165,525
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$526,479,777	$526,479,777	$ —	$ —**
Foreign Common Stocks	21,179,441	21,179,441	—	—
Money Market Funds	37,428,856	37,428,856	—	—
Preferred Stock	1,956,000	—	—	1,956,000
U.S. Treasury Obligation	996,153	—	996,153	—
Total Assets - Investments in Securities	$588,040,227	$585,088,074	$996,153	$1,956,000
Other Financial Instruments***
Futures Contracts	$ 165,525	$ 165,525	$ —	$ —
Total Assets - Other Financial Instruments	$ 165,525	$ 165,525	$ —	$ —

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
There were no transfers to or from Level 3 during the period ended March 31, 2019.
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCK — 0.0%
Health Care — 0.0%
BeiGene, Ltd. ADRΔ* (Cost $230,755)	1,505	$ 198,660
FOREIGN COMMON STOCKS — 93.9%
Australia — 6.6%
AGL Energy, Ltd.	36,482	563,931
Alumina, Ltd.	123,227	211,743
Amcor, Ltd.	58,261	636,657
AMP, Ltd.	113,756	169,622
APA Group	43,079	305,271
ASX, Ltd.	6,366	315,689
Aurizon Holdings, Ltd.	83,954	271,232
AusNet Services	170,743	215,194
Australia & New Zealand Banking Group, Ltd.	130,882	2,419,040
Bank of Queensland, Ltd.Δ	4,238	27,384
Bendigo and Adelaide Bank, Ltd.Δ	5,305	36,463
BHP Group, Ltd.	117,395	3,208,385
BlueScope Steel, Ltd.	20,263	200,709
Boral, Ltd.	56,616	184,519
Brambles, Ltd.	67,897	566,953
Caltex Australia, Ltd.	11,404	212,233
Challenger, Ltd.Δ	33,947	199,582
CIMIC Group, Ltd.	2,882	98,757
Coca-Cola Amatil, Ltd.	95,359	585,688
Cochlear, Ltd.	3,288	404,547
Coles Group, Ltd.*	50,160	422,051
Commonwealth Bank of Australia	77,119	3,868,130
Computershare, Ltd.	20,434	247,816
CSL, Ltd.	18,883	2,613,731
Dexus REIT	36,721	332,179
Domino’s Pizza Enterprises, Ltd.	2,696	83,119
Flight Centre Travel Group, Ltd.	6,157	183,833
Fortescue Metals Group, Ltd.	95,428	481,764
Goodman Group REIT	76,569	725,810
GPT Group (The) REIT	67,147	296,079
Harvey Norman Holdings, Ltd.Δ	90,687	258,857
Incitec Pivot, Ltd.	86,785	192,260
Insurance Australia Group, Ltd.	97,696	532,754
Lendlease Group	34,784	305,766
Macquarie Group, Ltd.	13,348	1,226,610
Medibank Pvt., Ltd.	117,607	230,479
Mirvac Group REIT	149,919	292,737
National Australia Bank, Ltd.	129,758	2,328,243
Newcrest Mining, Ltd.	36,206	655,813
Orica, Ltd.	21,761	272,408
Origin Energy, Ltd.	89,304	456,554
QBE Insurance Group, Ltd.	67,446	589,526
Ramsay Health Care, Ltd.	6,096	278,537
REA Group, Ltd.	2,055	108,999
Rio Tinto, Ltd.	15,247	1,059,987
Santos, Ltd.	59,995	290,954
Scentre Group REIT	252,947	738,177
SEEK, Ltd.	15,462	192,568
Sonic Healthcare, Ltd.	25,549	445,545
South32, Ltd.	201,814	534,502
Stockland REIT	85,681	234,225
	Shares	Value
Suncorp Group, Ltd.	55,716	$ 545,152
Sydney Airport	85,801	452,658
Telstra Corporation, Ltd.	216,660	510,747
TPG Telecom, Ltd.	15,539	76,683
Transurban Group	151,919	1,423,885
Unibail-Rodamco-Westfield CDI REIT	10,140	83,303
Vicinity Centres REIT	137,781	254,362
Washington H Soul Pattinson & Co., Ltd.	1,395	26,060
Wesfarmers, Ltd.	69,432	1,708,252
Westpac Banking Corporation	155,825	2,867,881
Woodside Petroleum, Ltd.	35,507	872,831
WorleyParsons, Ltd.	15,221	153,037
		40,288,463
Austria — 0.2%
ANDRITZ AG	720	30,885
Erste Group Bank AG*	12,654	465,016
OMV AG	5,326	288,984
Raiffeisen Bank International AG	8,197	183,992
Verbund AG	1,978	94,921
voestalpine AG	4,506	136,828
		1,200,626
Belgium — 0.8%
Ageas	8,844	426,593
Colruyt SA	13,500	997,965
Groupe Bruxelles Lambert SA	4,039	392,453
KBC Group NV	10,166	710,223
Proximus SADP	7,723	222,733
Solvay SA	4,910	530,841
Telenet Group Holding NV	6,213	298,849
UCB SA	7,959	683,528
Umicore SA	9,507	422,207
		4,685,392
Denmark — 1.4%
AP Moeller - Maersk A/S Class A	439	530,990
AP Moeller - Maersk A/S Class B	60	76,107
Chr. Hansen Holding A/S	5,914	599,451
Coloplast A/S Class B	6,585	722,476
Danske Bank A/S	33,495	587,826
Demant A/SΔ*	13,113	387,751
DSV A/S	9,570	791,437
Genmab A/S*	3,898	676,472
H Lundbeck A/S	7,592	328,530
ISS A/S	17,246	524,734
Novozymes A/S, B Shares	12,803	588,652
Orsted A/S 144A	9,933	752,803
Pandora A/S	18,981	888,674
Tryg A/S	14,443	396,263
VestasWind Systems A/SΔ	9,047	761,234
		8,613,400
Finland — 1.1%
Elisa OYJΔ	7,229	326,149
Fortum OYJΔ	22,487	459,848
Kone OYJ Class B	13,131	662,247

See Notes to Schedule of Investments.

	Shares	Value
Metso OYJ	1,554	$ 53,447
Neste OYJ	6,074	647,283
Nokia OYJ	222,610	1,267,043
Nokian Renkaat OYJ	5,395	180,587
Nordea Bank AbpΔ	123,780	941,933
Orion OYJ Class BΔ	7,634	286,190
Sampo OYJ, A Shares	18,199	824,959
Stora Enso OYJ, R Shares	18,200	222,431
UPM-Kymmene OYJ	19,161	558,840
Wartsila OYJ AbpΔ	14,669	236,705
		6,667,662
France — 10.0%
Accor SA	11,377	460,841
Aeroports de Paris	1,224	236,709
Air Liquide SA	18,557	2,359,529
Alstom SA	8,266	358,100
Amundi SA 144A	3,229	203,202
Arkema SA	2,715	258,445
Atos SE	4,791	462,190
AXA SA	89,425	2,250,009
BioMerieux	2,764	228,508
BNP Paribas SA	46,746	2,234,355
Bollore SA	52,988	239,421
Bouygues SA	11,283	403,116
Bureau Veritas SA	26,996	632,910
Capgemini SE	7,893	957,114
Carrefour SA	28,164	526,023
Casino Guichard Perrachon SAΔ	2,250	97,550
Cie de St-Gobain	22,125	801,893
Cie Generale des Etablissements Michelin SCA	7,665	906,252
CNP Assurances	6,718	147,855
Covivio REIT	2,682	284,607
Credit Agricole SA	47,205	570,295
Danone SA	32,315	2,489,968
Dassault Aviation SA	92	135,709
Dassault Systemes SA	5,621	837,036
Edenred	9,229	420,006
Eiffage SA	4,139	397,713
Electricite de France SA	29,966	409,759
Engie SA	92,801	1,382,442
EssilorLuxottica SA	13,851	1,513,028
Eurazeo SE	2,937	220,737
Eurofins Scientific SE Millicom International Cellular SA SDRΔ	602	249,183
Eutelsat Communications SA	8,399	146,930
Faurecia SA	3,831	161,067
Gecina SA REIT	2,894	427,868
Getlink SE	19,820	300,480
Hermes International	1,819	1,200,201
ICADE REIT	2,606	220,415
Iliad SAΔ	1,822	182,923
Imerys SA	3,201	159,572
Ingenico Group	2,848	203,250
Ipsen SA	3,144	430,973
JCDecaux SA	3,731	113,504
Kering SA	3,384	1,940,516
	Shares	Value
Klepierre REIT	14,221	$ 497,396
L’Oreal SA	13,330	3,585,712
Legrand SA	16,892	1,130,474
Natixis SA	54,091	289,488
Orange SA	91,693	1,491,421
Peugeot SA	23,149	564,531
Publicis Groupe SA	9,683	518,439
Renault SA	7,966	526,412
Rexel SA	16,065	181,200
Safran SA	13,309	1,825,116
Sanofi	52,011	4,593,955
Sartorius Stedim Biotech	1,344	170,212
Schneider Electric SE	28,343	2,223,656
SCOR SE	5,564	236,924
SEB SA	1,701	286,215
SES SA	12,769	198,597
Societe BIC SA	792	70,585
Societe Generale SA	31,382	907,351
Sodexo SAΔ	5,941	654,169
Suez	19,394	256,929
Teleperformance	2,595	466,333
Thales SA	3,928	470,366
TOTAL SAΔ	104,642	5,812,765
Ubisoft Entertainment SA*	2,676	238,223
Valeo SAΔ	12,169	352,867
Veolia Environnement SA	34,427	769,666
Vinci SA	26,567	2,584,389
Vivendi SA	56,894	1,648,492
Wendel SA	1,720	216,673
		60,930,760
Germany — 7.5%
1&1 Drillisch AG	1,576	56,112
adidas AG	8,325	2,022,734
Allianz SE	19,521	4,341,872
Aroundtown SA	29,327	241,797
Axel Springer SE	1,821	94,046
BASF SE	37,807	2,779,128
Bayerische Motoren Werke AG	15,578	1,201,380
Beiersdorf AG	5,172	538,049
Brenntag AG	4,261	219,392
Commerzbank AG*	39,511	305,818
Continental AG	4,845	729,361
Covestro AG 144A	8,920	490,495
Daimler AG	42,316	2,480,202
Delivery Hero SE 144A*	3,335	120,461
Deutsche Bank AG	81,719	665,512
Deutsche Boerse AG	7,277	933,028
Deutsche Lufthansa AG	9,868	216,573
Deutsche Post AG	55,621	1,809,393
Deutsche Telekom AG	147,854	2,453,828
Deutsche Wohnen SE	13,751	666,831
E.ON SE	112,735	1,253,476
Evonik Industries AG	4,379	119,267
Fraport AG Frankfurt Airport ServicesWorldwide	2,669	204,307
Fresenius Medical Care AG & Co. KGaA	9,321	751,774
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Fresenius SE & Co. KGaA	18,260	$ 1,019,242
GEA Group AG	7,555	197,887
Hannover Rueck SE	1,162	166,845
HeidelbergCement AG	7,836	563,969
Henkel AG & Co. KGaA	13,645	1,297,207
HOCHTIEF AG	586	84,798
HUGO BOSS AG	4,022	274,671
Infineon Technologies AG	48,258	957,349
Innogy SE*	2,135	91,367
KION Group AG	3,162	165,253
LANXESS AG	3,845	205,046
METRO AG	9,082	150,677
MTU Aero Engines AG	1,893	428,517
Muenchener Rueckversicherungs-Gesellschaft AG	6,484	1,534,693
OSRAM Licht AG	5,516	189,835
ProSiebenSat.1 Media SE	9,681	138,135
Puma SE	389	225,599
RTL Group SAΔ	567	30,975
RWE AG	24,199	648,771
SAP SE	44,119	5,097,520
Siemens AG	33,266	3,580,110
Siemens Healthineers AG 144A	5,766	240,287
Symrise AG	6,729	606,276
Telefonica Deutschland Holding AG	56,298	176,763
thyssenkrupp AG	21,536	295,815
TUI AG	23,283	223,070
Uniper SE	8,857	267,161
United Internet AG	5,566	203,106
Volkswagen AG	3,259	530,454
Vonovia SE	20,386	1,056,959
Wirecard AG	5,045	632,136
Zalando SE 144A*	5,038	196,385
		46,171,714
Hong Kong — 3.7%
AIA Group, Ltd.	518,000	5,156,937
ASM Pacific Technology, Ltd.Δ	23,400	260,979
Bank of East Asia, Ltd. (The)	67,813	220,286
BOC Hong Kong Holdings, Ltd.	154,000	637,584
CK Asset Holdings, Ltd.	103,500	920,299
CK Hutchison Holdings, Ltd.	145,500	1,528,223
CK Infrastructure Holdings, Ltd.	35,000	287,359
CLP Holdings, Ltd.	64,000	741,916
Hang Lung Group, Ltd.	87,000	279,288
Hang Lung Properties, Ltd.	117,000	285,571
Hang Seng Bank, Ltd.	28,500	703,247
Henderson Land Development Co., Ltd.	95,705	608,371
HK Electric Investments & HK Electric Investments, Ltd.	86,500	88,374
HKT Trust & HKT, Ltd.	69,000	110,928
Hong Kong & China Gas Co., Ltd.	412,663	989,346
Hong Kong Exchanges and Clearing, Ltd.	52,580	1,832,609
Hysan Development Co., Ltd.	9,000	48,210
Kerry Properties, Ltd.	66,000	294,690
Link REIT	91,500	1,070,032
	Shares	Value
Minth Group, Ltd.Δ	50,000	$ 157,326
MTR Corporation, Ltd.	56,110	347,384
New World Development Co., Ltd.	409,867	679,809
NWS Holdings, Ltd.	21,399	46,778
PCCW, Ltd.	102,000	63,409
Power Assets Holdings, Ltd.	137,500	953,748
Shangri-La Asia, Ltd.	170,000	241,683
Sino Land Co., Ltd.Δ	165,014	319,099
Sun Hung Kai Properties, Ltd.	71,500	1,226,893
Swire Pacific, Ltd. Class A	22,500	289,492
Swire Properties, Ltd.	63,800	274,301
Techtronic Industries Co., Ltd.	56,000	376,308
WH Group, Ltd. 144A	353,500	378,270
Wharf Holdings, Ltd. (The)	77,000	232,473
Wharf Real Estate Investment Co., Ltd.	42,000	312,728
Wheelock & Co., Ltd.	75,000	549,367
Yue Yuen Industrial Holdings, Ltd.	84,000	288,919
		22,802,236
Ireland — 0.6%
AIB Group PLC	35,314	158,533
Bank of Ireland Group PLC	40,646	242,108
CRH PLC	45,968	1,425,761
DCC PLC	3,336	288,289
James Hardie Industries PLC CDI	16,895	217,613
Kerry Group PLC Class A	9,365	1,045,266
Kingspan Group PLC	5,720	264,741
Smurfit Kappa Group PLC	9,229	257,574
		3,899,885
Israel — 0.5%
Azrieli Group	1,239	73,391
Bank Hapoalim BM	48,532	322,529
Bank Leumi Le-Israel BM	65,831	431,294
Bezeq The Israeli Telecommunication Corporation, Ltd.	221,752	159,497
Check Point Software Technologies, Ltd.Δ*	5,794	732,883
Elbit Systems, Ltd.	512	66,323
Israel Chemicals, Ltd.	44,785	234,000
Mizrahi Tefahot Bank, Ltd.	12,101	249,406
Nice, Ltd.*	2,756	336,604
Teva Pharmaceutical Industries, Ltd. ADR*	38,600	605,248
Wix.com, Ltd.*	1,160	140,163
		3,351,338
Italy — 1.9%
Assicurazioni Generali SpA	36,421	674,112
Atlantia SpAΔ	20,348	527,038
Enel SpA	358,493	2,293,804
Eni SpA	121,501	2,147,172
Intesa Sanpaolo SpA	584,646	1,423,800
Leonardo SpAΔ	20,334	236,308
Mediobanca Banca di Credito Finanziario SpA	21,353	221,850
Moncler SpA	7,412	298,654
Pirelli & C SpA 144AΔ*	23,808	153,243

See Notes to Schedule of Investments.

	Shares	Value
Poste Italiane SpA 144A	25,999	$ 252,913
Prysmian SpAΔ	8,844	167,314
Recordati SpA	8,616	335,472
Snam SpA	106,584	547,468
Telecom Italia SpAΔ*	910,828	566,442
Tenaris SAΔ	20,917	293,647
Terna Rete Elettrica Nazionale SpA	42,588	269,822
UniCredit SpA	78,683	1,008,666
		11,417,725
Japan — 22.4%
ABC-Mart, Inc.	100	5,946
Acom Co., Ltd.Δ	3,200	11,405
AEON Co., Ltd.	25,100	524,625
AEON Financial Service Co., Ltd.	800	16,263
AEON Mall Co., Ltd.Δ	900	14,779
AGC, Inc.	7,200	252,062
Aisin Seiki Co., Ltd.	5,800	206,975
Ajinomoto Co., Inc.	31,600	504,380
Alfresa Holdings Corporation	4,500	127,899
Alps Alpine Co., Ltd.	9,400	195,922
Amada Holdings Co., Ltd.	8,700	85,956
ANA Holdings, Inc.	7,400	271,015
Aozora Bank, Ltd.	500	12,343
Asahi Intecc Co., Ltd.	3,700	173,599
Asahi Kasei Corporation	46,300	477,078
ASICS CorporationΔ	12,500	167,486
Astellas Pharma, Inc.	84,300	1,261,496
Bandai Namco Holdings, Inc.	8,000	374,628
Bank of Kyoto, Ltd. (The)	600	25,065
Benesse Holdings, Inc.	7,600	197,149
Bridgestone Corporation	25,700	989,229
Brother Industries, Ltd.	11,600	214,353
Calbee, Inc.Δ	7,900	212,558
Canon, Inc.	50,700	1,469,810
Casio Computer Co., Ltd.Δ	2,100	27,380
Central Japan Railway Co.	5,900	1,368,664
Chiba Bank, Ltd. (The)	40,000	216,909
Chubu Electric Power Co., Inc.	38,800	605,123
Chugai Pharmaceutical Co., Ltd.	10,400	714,103
Chugoku Electric Power Co., Inc. (The)	3,100	38,628
Coca-Cola Bottlers Japan Holdings, Inc.	17,900	454,001
Concordia Financial Group, Ltd.	55,000	211,901
Credit Saison Co., Ltd.	2,000	26,383
CyberAgent, Inc.Δ	5,700	232,207
Dai Nippon Printing Co., Ltd.	10,500	250,776
Daicel Corporation	3,100	33,621
Daifuku Co., Ltd.Δ	5,500	285,843
Dai-ichi Life Holdings, Inc.	44,700	620,307
Daiichi Sankyo Co., Ltd.	25,000	1,150,411
Daikin Industries, Ltd.	9,400	1,100,045
Daito Trust Construction Co., Ltd.	3,500	487,278
Daiwa House Industry Co., Ltd.	24,600	781,083
Daiwa House REIT Investment CorporationΔ	101	223,908
Daiwa Securities Group, Inc.	49,000	238,302
DeNA Co., Ltd.Δ	1,200	18,049
	Shares	Value
Denso Corporation	16,900	$ 658,281
Dentsu, Inc.	10,700	451,344
Disco CorporationΔ	1,500	213,435
East Japan Railway Co.	19,400	1,869,458
Eisai Co., Ltd.	16,400	919,365
Electric Power Development Co., Ltd.	8,700	211,632
FamilyMart UNY Holdings Co., Ltd.	10,400	264,715
FANUC Corporation	8,000	1,362,808
Fast Retailing Co., Ltd.	2,400	1,126,699
Fuji Electric Co., Ltd.	2,700	76,496
FUJIFILM Holdings Corporation	16,000	726,735
Fujitsu, Ltd.	8,700	626,890
Fukuoka Financial Group, Inc.	5,700	126,312
Hakuhodo DY Holdings, Inc.	5,300	85,026
Hamamatsu Photonics KK	1,200	46,341
Hankyu Hanshin Holdings, Inc.	13,100	490,526
Hikari Tsushin, Inc.Δ	1,200	227,050
Hino Motors, Ltd.	2,100	17,659
Hirose Electric Co., Ltd.Δ	605	63,486
Hisamitsu Pharmaceutical Co., Inc.	3,300	151,556
Hitachi Chemical Co., Ltd.	1,200	26,549
Hitachi Construction Machinery Co., Ltd.	7,500	198,750
Hitachi High-Technologies Corporation	600	24,551
Hitachi Metals, Ltd.	2,000	23,207
Hitachi, Ltd.	37,000	1,196,833
Honda Motor Co., Ltd.	65,600	1,772,733
Hoshizaki Corporation	2,100	129,983
Hoya Corporation	15,200	1,002,407
Hulic Co., Ltd.	26,200	256,728
Idemitsu Kosan Co., Ltd.	8,736	292,041
IHI Corporation	3,400	81,572
Iida Group Holdings Co., Ltd.	2,500	45,227
Inpex Corporation	43,600	415,229
Isetan Mitsukoshi Holdings, Ltd.	12,100	122,168
Isuzu Motors, Ltd.	18,100	237,457
ITOCHU Corporation	54,100	977,490
J. Front Retailing Co., Ltd.	17,300	205,577
Japan Airlines Co., Ltd.	6,100	214,598
Japan Airport Terminal Co., Ltd.Δ	400	16,873
Japan Exchange Group, Inc.	17,100	304,415
Japan Post Bank Co., Ltd.	20,800	226,899
Japan Post Holdings Co., Ltd.	58,300	681,736
Japan Prime Realty Investment Corporation REIT	9	37,030
Japan Real Estate Investment Corporation REIT	46	271,028
Japan Retail Fund Investment Corporation REIT	40	80,375
JFE Holdings, Inc.	23,900	405,090
JGC CorporationΔ	11,500	152,635
JSR CorporationΔ	2,200	34,063
JTEKT Corporation	2,600	31,952
JXTG Holdings, Inc.	137,150	626,784
Kajima Corporation	17,500	258,008
Kakaku.com, Inc.	3,900	74,847
Kamigumi Co., Ltd.	1,000	23,135
Kaneka Corporation	600	22,440
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kansai Electric Power Co., Inc. (The)	34,300	$ 505,076
Kansai Paint Co., Ltd.Δ	12,800	243,804
Kao Corporation	20,400	1,604,685
Kawasaki Heavy Industries, Ltd.	8,800	216,764
KDDI Corporation	69,900	1,504,209
Keihan Holdings Co., Ltd.	400	16,800
Keikyu CorporationΔ	14,200	240,617
Keio Corporation	1,400	90,318
Keisei Electric Railway Co., Ltd.	1,500	54,408
Keyence Corporation	3,900	2,426,987
Kikkoman CorporationΔ	7,100	347,857
Kintetsu Group Holdings Co., Ltd.Δ	5,900	274,691
Kobayashi Pharmaceutical Co., Ltd.	2,300	193,828
Kobe Steel, Ltd.	10,400	77,979
Koito Manufacturing Co., Ltd.	4,300	243,264
Komatsu, Ltd.	36,500	846,551
Konami Holdings Corporation	5,500	238,451
Konica Minolta, Inc.	23,900	234,838
Kose Corporation	1,400	256,808
Kubota Corporation	39,300	567,178
Kuraray Co., Ltd.	7,300	92,740
KuritaWater Industries, Ltd.	900	22,957
Kyocera Corporation	12,500	733,105
Kyowa Hakko Kirin Co., Ltd.	12,800	278,336
Kyushu Electric Power Co., Inc.	24,000	283,028
Kyushu Railway Co.	1,100	36,127
Lawson, Inc.	3,900	216,061
LINE CorporationΔ*	5,200	183,218
Lion Corporation	11,600	243,869
LIXIL Group CorporationΔ	11,900	158,695
M3, Inc.	17,400	291,544
Makita Corporation	7,900	274,786
Marubeni Corporation	64,200	443,138
Marui Group Co., Ltd.Δ	6,200	125,029
Maruichi Steel Tube, Ltd.Δ	400	11,639
Mazda Motor Corporation	20,700	231,318
McDonald’s Holdings Co. Japan, Ltd.	5,400	249,463
Medipal Holdings Corporation	4,500	106,785
MEIJI Holdings Co., Ltd.	8,000	648,922
Minebea Mitsumi, Inc.	13,700	205,568
MISUMI Group, Inc.Δ	9,900	245,825
Mitsubishi Chemical Holdings Corporation	60,200	423,350
Mitsubishi Corporation	51,700	1,433,960
Mitsubishi Electric Corporation	69,100	886,897
Mitsubishi Estate Co., Ltd.	48,200	872,193
Mitsubishi Gas Chemical Co., Inc.	5,500	78,359
Mitsubishi Heavy Industries, Ltd.	13,700	568,371
Mitsubishi Materials CorporationΔ	3,100	81,731
Mitsubishi Motors Corporation	37,400	198,423
Mitsubishi Tanabe Pharma Corporation	19,400	258,888
Mitsubishi UFJ Financial Group, Inc.	514,300	2,552,242
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,900	197,957
Mitsui & Co., Ltd.	95,400	1,479,247
Mitsui Chemicals, Inc.	9,400	226,540
Mitsui Fudosan Co., Ltd.	36,800	923,901
	Shares	Value
Mitsui OSK Lines, Ltd.Δ	1,300	$ 27,928
Mizuho Financial Group, Inc.	1,231,500	1,903,419
MonotaRO Co., Ltd.	4,000	88,821
MS&AD Insurance Group Holdings, Inc.	18,400	559,487
Murata Manufacturing Co., Ltd.	21,300	1,059,330
Nabtesco Corporation	8,900	258,978
Nagoya Railroad Co., Ltd.Δ	1,600	44,248
NEC Corporation	10,400	351,421
Nexon Co., Ltd.*	18,700	292,572
NGK Insulators, Ltd.	15,700	227,787
NGK Spark Plug Co., Ltd.	4,500	83,398
NH Foods, Ltd.	6,500	233,714
Nidec Corporation	8,200	1,037,670
Nikon Corporation	13,200	185,917
Nintendo Co., Ltd.	4,600	1,309,898
Nippon Building Fund, Inc. REIT	44	297,753
Nippon Electric Glass Co., Ltd.Δ	2,600	68,853
Nippon Express Co., Ltd.	4,000	222,322
Nippon Paint Holdings Co., Ltd.Δ	7,300	286,520
Nippon Prologis REIT, Inc.	121	257,438
Nippon Steel & Sumitomo Metal Corporation	31,000	546,549
Nippon Telegraph & Telephone Corporation	28,800	1,222,110
Nippon Yusen KKΔ	1,700	24,880
Nissan Chemical Corporation	5,900	269,900
Nissan Motor Co., Ltd.	88,200	722,758
Nisshin Seifun Group, Inc.	15,300	350,645
Nissin Foods Holdings Co., Ltd.Δ	4,300	294,866
Nitori Holdings Co., Ltd.	3,500	451,593
Nitto Denko Corporation	7,100	372,521
Nomura Holdings, Inc.	192,900	696,549
Nomura Real Estate Holdings, Inc.	11,600	222,413
Nomura Real Estate Master Fund, Inc. REIT	184	270,945
Nomura Research Institute, Ltd.	5,719	259,556
NSK, Ltd.	22,800	213,332
NTT Data Corporation	29,300	322,794
NTT DOCOMO, Inc.	48,200	1,066,158
Obayashi Corporation	26,400	265,358
Obic Co., Ltd.	2,600	261,806
Odakyu Electric Railway Co., Ltd.	9,000	217,874
Oji Holdings Corporation	31,000	192,159
Olympus Corporation	54,000	585,654
Omron CorporationΔ	6,300	294,451
Ono Pharmaceutical Co., Ltd.	52,700	1,031,366
Oracle Corporation	700	46,928
Oriental Land Co., Ltd.	8,900	1,009,411
ORIX Corporation	55,400	794,535
Osaka Gas Co., Ltd.	14,000	275,882
Otsuka Corporation	6,900	257,435
Otsuka Holdings Co., Ltd.	18,200	714,173
Pan Pacific International Holdings Corporation	4,600	304,232
Panasonic Corporation	92,100	792,942
Park24 Co., Ltd.	7,600	164,782
Persol Holdings Co., Ltd.	9,400	151,988

See Notes to Schedule of Investments.

	Shares	Value
Pigeon Corporation	6,500	$ 265,384
Pola Orbis Holdings, Inc.	7,300	232,509
Rakuten, Inc.	35,400	334,740
Recruit Holdings Co., Ltd.	43,900	1,252,079
Renesas Electronics Corporation*	45,200	208,810
Resona Holdings, Inc.	92,600	400,796
Ricoh Co., Ltd.	24,800	258,897
Rohm Co., Ltd.	3,100	192,998
Ryohin Keikaku Co., Ltd.	1,100	278,300
Santen Pharmaceutical Co., Ltd.	34,300	510,337
SBI Holdings, Inc.	9,400	209,153
Secom Co., Ltd.	7,800	667,325
Seibu Holdings, Inc.	13,200	230,699
Seiko Epson Corporation	17,200	263,052
Sekisui Chemical Co., Ltd.	16,800	269,667
Sekisui House, Ltd.	31,600	522,342
Seven & i Holdings Co., Ltd.	31,200	1,175,595
Seven Bank, Ltd.	4,800	14,162
Sharp Corporation	9,500	104,403
Shimadzu Corporation	3,000	86,619
Shimamura Co., Ltd.	200	16,909
Shimano, Inc.	3,200	519,715
Shimizu Corporation	26,800	232,623
Shin-Etsu Chemical Co., Ltd.	15,000	1,255,978
Shinsei Bank, Ltd.	400	5,684
Shionogi & Co., Ltd.	13,400	828,447
Shiseido Co., Ltd.	15,200	1,095,393
Shizuoka Bank, Ltd. (The)	5,000	38,031
Showa Denko KK	5,600	196,553
SMC Corporation	2,300	861,851
Softbank CorporationΔ	70,500	793,228
SoftBank Group Corporation	35,700	3,461,125
Sohgo Security Services Co., Ltd.	600	26,094
Sompo Holdings, Inc.	13,600	502,867
Sony Corporation	59,100	2,476,942
Sony Financial Holdings, Inc.Δ	4,600	86,662
Stanley Electric Co., Ltd.	7,300	195,953
Subaru Corporation	21,900	498,446
SUMCO Corporation	14,200	157,721
Sumitomo Chemical Co., Ltd.	51,000	236,985
Sumitomo Corporation	45,500	628,535
Sumitomo Dainippon Pharma Co., Ltd.	12,500	308,693
Sumitomo Electric Industries, Ltd.	34,000	450,501
Sumitomo Metal Mining Co., Ltd.	9,900	292,096
Sumitomo Mitsui Financial Group, Inc.	59,100	2,066,874
Sumitomo Mitsui Trust Holdings, Inc.	13,800	495,072
Sumitomo Realty & Development Co., Ltd.	18,000	744,816
Sumitomo Rubber Industries, Inc.	15,700	188,122
Sundrug Co., Ltd.	6,600	181,630
Suntory Beverage & Food, Ltd.	17,700	830,461
Suzuken Co., Ltd.	1,900	109,889
Suzuki Motor Corporation	13,600	601,036
Sysmex Corporation	7,300	440,648
T&D Holdings, Inc.	22,500	236,308
Taiheiyo Cement Corporation	7,100	236,389
	Shares	Value
Taisei Corporation	11,000	$ 510,151
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	180,863
Taiyo Nippon Sanso Corporation	1,200	18,255
Takashimaya Co., Ltd.Δ	13,800	183,535
Takeda Pharmaceutical Co., Ltd.	71,136	2,901,794
TDK Corporation	5,100	398,962
Teijin, Ltd.	2,600	42,837
Terumo Corporation	24,800	756,329
THK Co., Ltd.	9,100	224,483
Tobu Railway Co., Ltd.Δ	2,000	57,656
Toho Co., Ltd.	2,900	116,309
Toho Gas Co., Ltd.Δ	300	13,453
Tohoku Electric Power Co., Inc.	19,200	244,612
Tokio Marine Holdings, Inc.	26,400	1,277,243
Tokyo Century Corporation	2,400	104,268
Tokyo Electric Power Co. Holdings, Inc.*	56,100	354,326
Tokyo Electron, Ltd.	6,600	952,811
Tokyo Gas Co., Ltd.	20,300	548,300
Tokyu Corporation	17,400	303,476
Tokyu Fudosan Holdings Corporation	34,600	206,670
Toppan Printing Co., Ltd.	14,000	211,080
Toray Industries, Inc.	87,100	555,544
Toshiba Corporation	25,300	804,678
Tosoh Corporation	16,800	260,875
TOTO, Ltd.Δ	6,700	283,827
Toyo Seikan Group Holdings, Ltd.	2,300	47,046
Toyo Suisan Kaisha, Ltd.	4,200	159,731
Toyoda Gosei Co., Ltd.	500	10,575
Toyota Industries Corporation	5,300	265,406
Toyota Motor Corporation	95,516	5,590,655
Toyota Tsusho Corporation	7,800	253,713
Trend Micro, Inc.	4,300	209,122
Tsuruha Holdings, Inc.	1,900	154,290
Unicharm Corporation	20,600	680,843
United Urban Investment Corporation REIT	156	246,182
USS Co., Ltd.	5,700	105,637
Welcia Holdings Co., Ltd.	2,300	77,926
West Japan Railway Co.	7,800	586,883
Yahoo Japan Corporation	146,400	357,975
Yakult Honsha Co., Ltd.	6,500	453,938
Yamada Denki Co., Ltd.Δ	7,600	37,441
Yamaguchi Financial Group, Inc.Δ	2,000	16,927
Yamaha Corporation	5,400	269,440
Yamaha Motor Co., Ltd.	10,200	199,803
Yamato Holdings Co., Ltd.	10,600	273,440
Yamazaki Baking Co., Ltd.	4,200	68,061
Yaskawa Electric Corporation	9,000	282,189
Yokogawa Electric Corporation	2,500	51,678
Yokohama Rubber Co., Ltd. (The)	1,000	18,551
ZOZO, Inc.Δ	8,300	156,219
		136,840,663
Jersey — 0.8%
Experian PLC	61,769	1,672,577
Ferguson PLC	9,304	591,843
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Glencore PLC*	516,891	$ 2,140,518
WPP PLC	54,275	573,159
		4,978,097
Netherlands — 4.4%
ABN AMRO Group NV CVA 144A	19,173	432,297
Adyen NV 144A*	426	333,550
Aegon NV	85,120	409,051
AerCap Holdings NVΔ*	7,106	330,713
Airbus SE	24,392	3,225,948
Akzo Nobel NV	8,150	722,147
ArcelorMittal	27,312	553,247
ASML Holding NV	18,740	3,514,811
CNH Industrial NVΔ	43,467	441,953
EXOR NV	4,203	272,982
Ferrari NVΔ	4,491	602,015
Fiat Chrysler Automobiles NV*	41,027	610,804
ING Groep NV	163,699	1,980,259
Koninklijke Ahold Delhaize NV	54,836	1,459,379
Koninklijke DSM NV	6,933	755,622
Koninklijke KPN NV	130,887	414,920
Koninklijke Philips NV	40,467	1,648,478
Koninklijke Vopak NVΔ	1,980	94,751
NN Group NV	12,839	533,311
NXP Semiconductor NV	14,557	1,286,693
QIAGEN NV*	14,497	587,709
Randstad NVΔ	7,963	388,296
STMicroelectronics NV	30,848	455,558
Unibail-Rodamco-Westfield REITΔ	6,095	999,169
Unilever NV CVA	72,311	4,200,128
Wolters Kluwer NV	13,376	910,775
		27,164,566
New Zealand — 0.2%
a2 Milk Co., Ltd.*	45,565	444,036
Auckland International Airport, Ltd.	11,201	62,091
Fisher & Paykel Healthcare Corporation, Ltd.	24,725	264,352
Fletcher Building, Ltd.	50,457	170,088
Meridian Energy, Ltd.	12,874	36,691
Ryman Healthcare, Ltd.Δ	13,154	109,734
Spark New Zealand, Ltd.	86,942	224,988
		1,311,980
Norway — 0.8%
Aker BP ASA	5,224	185,945
DNB ASA	42,506	782,608
Equinor ASA	53,385	1,168,906
Gjensidige Forsikring ASAΔ	12,888	222,646
Mowi ASA	26,051	581,432
Norsk Hydro ASA	56,215	227,794
Orkla ASA	112,249	861,557
Schibsted ASA, B Shares	3,001	107,515
Telenor ASA	35,082	702,458
Yara International ASAΔ	5,948	243,300
		5,084,161
Papua New Guinea — 0.1%
Oil Search, Ltd.	54,263	302,456
	Shares	Value
Portugal — 0.2%
EDP - Energias de Portugal SA	129,216	$ 508,043
Galp Energia SGPS SA	27,004	432,566
Jeronimo Martins SGPS SA	14,871	219,362
		1,159,971
Singapore — 1.5%
Ascendas Real Estate Investment Trust	124,200	266,683
CapitaLand Commercial Trust REIT	41,879	59,949
CapitaLand Mall Trust REIT	165,900	291,343
CapitaLand, Ltd.	199,700	537,838
City Developments, Ltd.Δ	37,300	249,079
ComfortDelGro Corporation, Ltd.	29,600	56,131
Dairy Farm International Holdings, Ltd.	17,300	145,147
DBS Group Holdings, Ltd.	72,012	1,340,611
Golden Agri-Resources, Ltd.	1,257,700	259,846
Hongkong Land Holdings, Ltd.	42,500	302,175
Jardine Cycle & Carriage, Ltd.	8,811	211,230
Jardine Matheson Holdings, Ltd.	9,200	573,712
Jardine Strategic Holdings, Ltd.	7,400	276,982
Keppel Corporation, Ltd.Δ	55,600	255,179
Oversea-Chinese Banking Corporation, Ltd.	126,700	1,033,046
SATS, Ltd.	9,200	34,689
Singapore Airlines, Ltd.	30,700	218,825
Singapore Exchange, Ltd.	7,800	42,072
Singapore Press Holdings, Ltd.	116,700	207,524
Singapore Technologies Engineering, Ltd.	16,100	44,430
Singapore Telecommunications, Ltd.Δ	353,400	787,506
Suntec Real Estate Investment Trust	26,900	38,705
United Overseas Bank, Ltd.	53,959	1,002,935
UOL Group, Ltd.	7,561	38,774
Venture Corporation, Ltd.	10,300	136,345
Wilmar International, Ltd.Δ	188,000	459,162
Yangzijiang Shipbuilding Holdings, Ltd.	88,700	98,174
		8,968,092
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	7,831	343,998
Aena SME SA 144A	3,930	707,561
Amadeus IT Group SA	18,507	1,482,280
Banco Bilbao Vizcaya Argentaria SA	269,854	1,541,696
Banco de Sabadell SA	169,722	169,024
Banco Santander SA	719,893	3,346,849
Bankia SAΔ	11,453	29,677
Bankinter SA	24,002	182,816
CaixaBank SA	130,072	406,209
Enagas SA	10,800	314,260
Endesa SA	13,556	345,795
Ferrovial SA	26,581	622,584
Grifols SA	11,220	314,147
Iberdrola SA	291,929	2,562,791
Industria de Diseno Textil SA	44,990	1,322,249
Mapfre SA	10,729	29,559

See Notes to Schedule of Investments.

	Shares	Value
Naturgy Energy Group SA	20,288	$ 567,359
Red Electrica Corporation SA	14,624	311,685
Repsol SA	51,999	890,114
Siemens Gamesa Renewable Energy SA*	6,866	109,329
Telefonica SA	228,227	1,912,166
		17,512,148
Sweden — 2.3%
Alfa Laval AB	9,705	222,758
Assa Abloy AB Class BΔ	40,797	880,681
Atlas Copco AB, A Shares	26,482	711,092
Atlas Copco AB, B Shares	15,381	380,666
Boliden AB	9,794	278,736
Electrolux AB, Series BΔ	13,970	358,968
Epiroc AB Class A*	8,156	82,338
Epiroc AB Class B*	46,082	441,128
Essity AB	39,754	1,146,359
Hennes & Mauritz AB, B Shares	37,981	633,201
Hexagon AB, B Shares	9,655	503,660
Husqvarna AB, B Shares	23,565	192,478
ICA Gruppen AB	2,026	81,281
Industrivarden AB, C Shares	8,930	187,056
Investor AB, B Shares	32,556	1,466,146
Kinnevik AB Class B	8,239	213,390
L E Lundbergforetagen AB, B Shares	660	20,871
Lundin Petroleum AB	8,084	273,719
Millicom International Cellular SA SDR	2,447	148,573
Sandvik AB	46,877	761,342
Securitas AB, B Shares	14,981	242,102
Skandinaviska Enskilda Banken AB Class AΔ	63,139	546,549
Skanska AB, B SharesΔ	13,311	241,815
SKF AB, B SharesΔ	13,321	221,222
Svenska Handelsbanken AB, A SharesΔ	65,615	692,333
Swedbank AB, A SharesΔ	34,481	487,139
Tele2 AB, B Shares	19,177	255,458
Telefonaktiebolaget LM Ericsson, B Shares	115,479	1,060,976
Telia Co. AB	126,527	570,898
Volvo AB, B Shares	64,570	1,000,084
		14,303,019
Switzerland — 8.9%
ABB, Ltd.	69,588	1,307,548
Adecco Group AG	10,157	541,843
Baloise Holding AGΔ	1,016	167,845
Barry Callebaut AG	138	249,183
Chocoladefabriken Lindt & Spruengli AG	39	765,192
Cie Financiere Richemont SA	25,690	1,871,506
Clariant AG*	5,445	114,450
Coca-Cola HBC AG*	33,357	1,136,108
Credit Suisse Group AG*	106,526	1,241,511
Dufry AG*	1,201	126,161
EMS-Chemie Holding AG	209	113,342
Geberit AG	1,465	598,800
	Shares	Value
Givaudan SA	333	$ 850,768
Julius Baer Group, Ltd.*	11,052	446,520
Kuehne + Nagel International AG	1,638	224,706
LafargeHolcim, Ltd.*,Δ*	25,106	1,240,206
Lonza Group AGΔ*	3,338	1,035,174
Nestle SA	134,904	12,857,032
Novartis AG	98,391	9,464,112
Pargesa Holding SA	251	19,662
Partners Group Holding AG	623	452,977
Roche Holding AG	32,684	9,005,127
Schindler Holding AG	1,974	408,836
SGS SA	253	629,610
Sika AG	4,914	686,455
Sonova Holding AG	2,427	480,160
Straumann Holding AG	601	490,397
Swatch Group AG (The)	5,771	810,193
Swiss Life Holding AGΔ*	710	312,664
Swiss Prime Site AG*	4,727	414,191
Swiss Re AG	11,416	1,115,288
Swisscom AG	1,391	680,308
Temenos AG*	2,132	314,313
UBS Group AGΔ*	161,947	1,963,043
Vifor Pharma AG	2,839	383,903
Zurich Insurance Group AG	6,382	2,112,485
		54,631,619
United Kingdom — 15.1%
3i Group PLC	54,344	697,045
Admiral Group PLC	5,108	144,368
Anglo American PLC	43,454	1,162,213
Antofagasta PLC	23,560	296,424
Ashtead Group PLC	21,261	512,983
Associated British Foods PLC	20,169	640,704
AstraZeneca PLC	54,741	4,374,097
Auto Trader Group PLC 144A	48,519	329,618
Aviva PLC	201,169	1,080,540
Babcock International Group PLC	26,448	169,997
BAE Systems PLC	129,929	816,346
Barclays PLC	738,012	1,486,821
Barratt Developments PLC	50,118	391,135
Berkeley Group Holdings PLC	14,104	677,660
BHP Group PLC	86,887	2,091,986
BP PLC	908,433	6,608,109
British Land Co. PLC (The) REIT	38,543	295,680
BT Group PLC	339,019	984,448
Bunzl PLC	11,056	364,605
Burberry Group PLC	19,640	499,963
Carnival PLC	9,106	446,533
Centrica PLC	288,146	428,588
Coca-Cola European Partners PLC	32,098	1,660,751
Compass Group PLC	74,355	1,747,544
ConvaTec Group PLC 144A	89,421	164,858
Croda International PLC	3,976	260,895
Direct Line Insurance Group PLC	64,437	296,259
easyJet PLC	11,091	161,428
Fresnillo PLC	9,619	109,096
G4S PLC	106,286	254,023
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
GlaxoSmithKline PLC	226,687	$4,714,528
Hammerson PLC REIT	39,526	172,872
Hargreaves Lansdown PLC	10,678	259,167
HSBC Holdings PLC	854,648	6,938,179
Informa PLC	61,491	596,022
InterContinental Hotels Group PLC	11,091	666,659
Intertek Group PLC	8,134	514,557
Investec PLC	39,844	229,531
ITV PLC	231,678	383,523
J Sainsbury PLC	88,172	270,677
John Wood Group PLC	31,746	209,798
Johnson Matthey PLC	6,759	276,598
Kingfisher PLC	173,177	529,602
Land Securities Group PLC REIT	42,490	505,486
Legal & General Group PLC	250,445	898,007
Lloyds Banking Group PLC	3,156,523	2,554,708
London Stock Exchange Group PLC	12,166	752,825
Marks & Spencer Group PLC	164,070	595,990
Meggitt PLC	30,413	199,166
Melrose Industries PLC	189,229	451,394
Merlin Entertainments PLC 144A	46,524	208,023
Micro Focus International PLC	31,532	819,940
Mondi PLC	11,953	264,348
National Grid PLC	156,345	1,732,497
Next PLC	7,706	560,047
NMC Health PLC	7,425	220,879
Pearson PLC	57,595	627,272
Persimmon PLC	14,726	416,203
Prudential PLC	116,852	2,339,981
Reckitt Benckiser Group PLC	33,845	2,813,277
RELX PLC*	93,031	1,988,818
Rio Tinto PLC	48,638	2,825,980
Rolls-Royce Holdings PLC*	66,226	779,065
Royal Bank of Scotland Group PLC	194,604	626,051
Royal Dutch Shell PLC, A Shares	195,408	6,142,579
Royal Dutch Shell PLC, B Shares	159,071	5,030,380
Royal Mail PLC	33,665	104,487
RSA Insurance Group PLC	43,200	285,718
Sage Group PLC (The)	46,576	425,368
Schroders PLC	6,913	243,284
Segro PLC REIT	53,761	471,522
Severn Trent PLC	9,681	249,154
Smith & Nephew PLC	37,840	750,606
Smiths Group PLC	15,525	290,165
SSE PLC	46,491	718,755
St. James’s Place PLC	18,780	251,449
Standard Chartered PLC	118,779	914,763
Standard Life Aberdeen PLC	114,480	393,561
	Shares	Value
Taylor Wimpey PLC	236,549	$ 540,550
Tesco PLC	558,477	1,688,269
Unilever PLC	57,664	3,300,842
United Utilities Group PLC	27,605	292,811
Vodafone Group PLC	1,098,679	2,000,503
Weir Group PLC (The)	10,978	222,767
Whitbread PLC	8,176	540,748
WM Morrison Supermarkets PLC	106,161	314,632
		92,269,300
Total Foreign Common Stocks (Cost $586,754,891)		574,555,273
FOREIGN PREFERRED STOCKS — 0.4%
Germany — 0.4%
Henkel AG & Co KGaA
2.05%, 04/09/19	7,479	763,451
Porsche Automobil Holding SE
3.84%, 06/28/19	4,564	286,394
Sartorius AG
0.39%, 03/29/19	1,809	310,272
Volkswagen AG
3.37%, 05/15/19	7,300	1,149,049
		2,509,166
Total Foreign Preferred Stocks (Cost $2,700,182)		2,509,166
MONEY MARKET FUNDS — 5.2%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	27,230,603	27,230,603
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	4,747,395	4,747,395
Total Money Market Funds (Cost $31,977,998)		31,977,998

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $995,942)	$1,000,000	996,153
TOTAL INVESTMENTS — 99.7% (Cost $622,659,768)		610,237,250
Other Assets in Excess of Liabilities — 0.3%		1,666,533
NET ASSETS — 100.0%		$611,903,783

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2019	356	$33,221,920	$485,651

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$ 198,660	$ 198,660	$ —	$ —
Foreign Common Stocks:
Israel	3,351,338	1,478,294	1,873,044	—
Other ^^	571,203,935	571,203,935	—	—
Total Foreign Common Stocks	574,555,273	572,682,229	1,873,044	—
Foreign Preferred Stocks	2,509,166	2,509,166	—	—
Money Market Funds	31,977,998	31,977,998	—	—
U.S. Treasury Obligation	996,153	—	996,153	—
Total Assets - Investments in Securities	$610,237,250	$607,368,053	$2,869,197	$ —
Other Financial Instruments***
Futures Contracts	$ 485,651	$ 485,651	$ —	$ —
Total Assets - Other Financial Instruments	$ 485,651	$ 485,651	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 2.1%
Communication Services — 0.2%
Spotify Technology SA*	17,753	$ 2,464,117
Consumer Discretionary — 1.5%
Amazon.com, Inc.*	1,792	3,191,104
MakeMyTrip, Ltd.Δ*	11,671	322,120
MercadoLibre, Inc.*	9,371	4,757,938
NIO, Inc. ADRΔ*	131,875	672,562
Tesla, Inc.Δ*	9,918	2,775,651
Yum China Holdings, Inc.	150,194	6,745,213
		18,464,588
Health Care — 0.3%
Illumina, Inc.*	13,380	4,157,032
Information Technology — 0.1%
NVIDIA Corporation	5,059	908,394
Total Common Stocks (Cost $16,130,317)		25,994,131
FOREIGN COMMON STOCKS — 96.6%
Australia — 2.6%
Alumina, Ltd.	158,804	272,876
AMP, Ltd.Δ	1,069,280	1,594,409
Ansell, Ltd.	16,842	303,989
ASX, Ltd.‡‡	2,303	114,206
Aurizon Holdings, Ltd.‡‡	77,850	251,512
Australia & New Zealand Banking Group, Ltd.‡‡	31,946	590,445
BHP Group, Ltd.‡‡	46,115	1,260,315
BlueScope Steel, Ltd.	249,691	2,473,239
Brambles, Ltd.	59,600	497,671
Caltex Australia, Ltd.	65,575	1,220,378
CIMIC Group, Ltd.‡‡	51,394	1,761,119
Dexus REIT‡‡	12,849	116,233
Flight Centre Travel Group, Ltd.	12,752	380,744
Goodman Group REIT‡‡	30,218	286,442
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT	25,055	110,478
Iluka Resources, Ltd.	74,928	478,824
Lendlease Group	88,308	776,264
Mirvac Group REIT‡‡	53,620	104,700
Newcrest Mining, Ltd.	73,660	1,334,231
Orica, Ltd.	213,617	2,674,096
Origin Energy, Ltd.	144,822	740,382
Qantas Airways, Ltd.	502,659	2,020,128
QBE Insurance Group, Ltd.	671,314	5,867,765
Rio Tinto, Ltd.‡‡	8,019	557,489
Santos, Ltd.	188,569	914,492
Scentre Group REIT‡‡	93,514	272,902
South32, Ltd.	1,003,362	2,657,391
Stockland REIT‡‡	41,895	114,528
Vicinity Centres REIT‡‡	52,810	97,494
Wesfarmers, Ltd.	3,168	77,943
Woodside Petroleum, Ltd.	43,241	1,062,947
		30,985,632
Austria — 0.0%
ams AGΔ*	8,818	237,862
	Shares	Value
Belgium — 1.0%
Ageas	20,713	$ 999,097
Groupe Bruxelles Lambert SA‡‡	415	40,324
KBC Group NV	91,325	6,380,201
UCB SA	17,927	1,539,592
Umicore SA	60,248	2,675,619
		11,634,833
Canada — 1.1%
Alimentation Couche-Tard, Inc. Class B	8,900	524,270
Canadian National Railway Co.	86,131	7,707,002
Cenovus Energy, Inc.	316,136	2,744,174
Suncor Energy, Inc.	71,447	2,315,538
		13,290,984
China — 2.9%
Alibaba Group Holding, Ltd. ADR*	53,691	9,795,923
Baidu, Inc. ADR*	41,063	6,769,236
Ctrip.com International, Ltd. ADR*	57,135	2,496,228
Ping An Insurance Group Co. of China, Ltd. Class H	228,500	2,558,634
TAL Education Group ADRΔ*	93,644	3,378,676
Tencent Holdings, Ltd.	207,900	9,560,812
		34,559,509
Denmark — 1.8%
Ambu A/S Class BΔ	42,333	1,120,119
Chr. Hansen Holding A/S	10,954	1,110,312
Coloplast A/S Class B	14,669	1,609,416
Danske Bank A/S	12,095	212,263
Genmab A/S*	15,988	2,774,610
GN Store Nord A/S	69,170	3,211,457
H Lundbeck A/S	41,636	1,801,720
ISS A/SΔ	221,563	6,741,369
Novozymes A/S, B Shares	16,353	751,874
Orsted A/S 144A	5,491	416,152
Pandora A/S	30,804	1,442,216
Rockwool International A/S, B Shares	3,803	890,837
		22,082,345
Finland — 0.4%
Neste OYJ‡‡	26,775	2,853,311
Nokia OYJ	38,874	221,262
Orion OYJ Class BΔ	14,042	526,419
Sampo OYJ, A Shares	5,678	257,383
UPM-Kymmene OYJ‡‡	51,168	1,492,340
		5,350,715
France — 10.0%
Accor SA	90,500	3,665,829
Air Liquide SA	45,873	5,832,769
Alstom SA	2,000	86,644
Atos SE‡‡	22,863	2,205,605
AXA SA	51,093	1,285,544
BNP Paribas SA‡‡	205,248	9,810,397
Bureau Veritas SA	81,288	1,905,763
Capgemini SE‡‡	12,858	1,559,176
Christian Dior SE	18,256	8,697,291

See Notes to Schedule of Investments.

	Shares	Value
Cie de St-Gobain	280,078	$ 10,151,075
Cie Generale des Etablissements Michelin SCA‡‡	554	65,501
CNP Assurances‡‡	12,945	284,903
Credit Agricole SA	18,152	219,299
Danone SA	16,815	1,295,646
Dassault Aviation SA	115	169,637
Dassault Systemes SA	590	87,858
Electricite de France SA	87,159	1,191,824
Engie SA‡‡	454,254	6,766,949
EssilorLuxottica SA	4,130	451,145
Eutelsat Communications SA	5,597	97,912
Gecina SA REIT	674	99,649
Hermes International‡‡	2,560	1,689,122
Kering SA	10,252	5,878,893
Klepierre REIT‡‡	4,327	151,342
L’Oreal SA	39,053	10,505,088
Peugeot SA‡‡	80,405	1,960,824
Publicis Groupe SA	68,035	3,642,671
Safran SA‡‡	10,813	1,482,829
Sanofi‡‡	147,735	13,048,930
Sartorius Stedim Biotech	2,480	314,081
Schneider Electric SE	108,033	8,475,750
SES SA	64,931	1,009,876
Societe Generale SA	177,241	5,124,588
Teleperformance‡‡	5,475	983,881
Thales SA‡‡	11,465	1,372,897
TOTAL SA‡‡	94,664	5,258,496
Valeo SAΔ	109,261	3,168,267
Vinci SA	1,202	116,928
		120,114,879
Germany — 9.3%
adidas AG	487	118,327
AIXTRON SE*	48,935	439,801
Allianz SE‡‡	90,015	20,021,190
Aurubis AG	1,212	64,946
BASF SE	20,733	1,524,047
Bayerische Motoren Werke AG	85,910	6,625,406
Beiersdorf AG	70,774	7,362,697
Carl Zeiss Meditec AG	4,905	409,638
CECONOMY AG*	12,591	66,948
Continental AG	55,255	8,318,024
Covestro AG 144A‡‡	61,717	3,393,706
Daimler AG	277,342	16,255,414
Delivery Hero SE 144A*	22,637	817,656
Deutsche Boerse AG	3,382	433,627
Deutsche Lufthansa AG‡‡	87,205	1,913,892
Deutsche Telekom AG	432,319	7,174,892
Deutsche Wohnen SE	6,238	302,501
E.ON SE‡‡	263,811	2,933,258
Evonik Industries AG	204,828	5,578,714
Fresenius Medical Care AG & Co. KGaA	9,174	739,918
Fresenius SE & Co. KGaA‡‡	5,433	303,261
MorphoSys AG*	7,558	688,005
Muenchener Rueckversicherungs-Gesellschaft AG	1,164	275,506
	Shares	Value
ProSiebenSat.1 Media SE	5,114	$ 72,970
Rheinmetall AG‡‡	2,557	266,409
Rocket Internet SE 144A*	33,577	851,229
Salzgitter AG	4,280	123,772
SAP SE‡‡	121,107	13,992,733
Siemens Healthineers AG 144A	11,276	469,905
Software AG	25,416	859,589
Suedzucker AG	19,404	247,484
Talanx AG	9,401	362,346
thyssenkrupp AG	213,314	2,930,045
Uniper SE	10,120	305,258
Vonovia SE	8,154	422,763
Wirecard AG	11,088	1,389,321
Zalando SE 144A*	87,215	3,399,712
		111,454,910
Hong Kong — 4.6%
AIA Group, Ltd.	1,622,600	16,153,758
China Mobile, Ltd.	723,500	7,373,295
CK Asset Holdings, Ltd.	124,000	1,102,580
CK Hutchison Holdings, Ltd.	1,015,000	10,660,800
CK Infrastructure Holdings, Ltd.‡‡	11,000	90,313
CLP Holdings, Ltd.	77,500	898,413
Henderson Land Development Co., Ltd.	39,600	251,727
HKT Trust & HKT, Ltd.	70,000	112,536
Hong Kong Exchanges and Clearing, Ltd.‡‡	53,607	1,868,404
Hysan Development Co., Ltd.	24,000	128,561
Kerry Properties, Ltd.	388,500	1,734,651
Li & Fung, Ltd.	2,020,000	362,830
Link REIT‡‡	41,000	479,468
Meituan Dianping Class BΔ*	118,000	795,190
PCCW, Ltd.‡‡	62,000	38,543
Sino Land Co., Ltd.Δ	402,000	777,376
Sun Hung Kai Properties, Ltd.	61,000	1,046,720
Swire Properties, Ltd.	129,600	557,201
WH Group, Ltd. 144A	7,333,825	7,847,710
Wharf Holdings, Ltd. (The)	303,000	914,796
Wheelock & Co., Ltd.	125,000	915,611
Yue Yuen Industrial Holdings, Ltd.	214,500	737,775
		54,848,258
India — 0.8%
Axis Bank, Ltd.*	96,833	1,086,444
Housing Development Finance Corporation, Ltd.	27,222	773,435
Tata Consultancy Services, Ltd.	265,148	7,661,256
		9,521,135
Indonesia — 0.2%
PT Bank Mandiri Persero Tbk	4,928,200	2,578,307
Ireland — 0.6%
Linde PLC	5,386	942,512
Ryanair Holdings PLC ADR*	59,910	4,489,656
Willis Towers Watson PLC	13,360	2,346,684
		7,778,852
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Italy — 3.5%
A2A SpA‡‡	1,517,084	$ 2,767,960
Autogrill SpA	10,623	102,183
BPER Banca	364,609	1,489,169
Enel SpA	2,554,445	16,344,520
Eni SpA‡‡	826,817	14,611,551
Intesa Sanpaolo SpA	2,814,437	6,854,053
Italgas SpA	10,810	66,742
Unipol Gruppo SpA	52,155	259,762
		42,495,940
Japan — 15.8%
Aisin Seiki Co., Ltd.	6,500	231,954
Alfresa Holdings Corporation	23,900	679,284
Alps Alpine Co., Ltd.	28,100	585,681
ANA Holdings, Inc.	7,200	263,690
Astellas Pharma, Inc.‡‡	196,600	2,941,993
Bandai Namco Holdings, Inc.	29,700	1,390,806
Brother Industries, Ltd.	50,500	933,177
Canon Marketing Japan, Inc.	500	9,821
Central Japan Railway Co.	300	69,593
Coca-Cola Bottlers Japan Holdings, Inc.	138,400	3,510,263
Dai Nippon Printing Co., Ltd.	4,700	112,252
Dai-ichi Life Holdings, Inc.	12,300	170,688
Daikin Industries, Ltd.	63,400	7,419,453
Daito Trust Construction Co., Ltd.‡‡	1,000	139,222
Daiwa House Industry Co., Ltd.‡‡	9,100	288,937
Denso Corporation	104,000	4,050,961
East Japan Railway Co.	800	77,091
Eisai Co., Ltd.‡‡	8,900	498,924
Fuji Electric Co., Ltd.	20,800	589,299
FUJIFILM Holdings Corporation	205,800	9,347,624
Fujitsu, Ltd.	81,400	5,865,383
GungHo Online Entertainment, Inc.	31,200	113,449
Gunma Bank, Ltd. (The)	27,000	102,075
Hachijuni Bank, Ltd. (The)	58,700	243,105
Haseko Corporation‡‡	142,100	1,784,744
Hitachi Construction Machinery Co., Ltd.	15,600	413,401
Hitachi High-Technologies Corporation	13,200	540,125
Hitachi, Ltd.‡‡	97,800	3,163,521
Honda Motor Co., Ltd.	378,000	10,214,834
Hoshizaki Corporation	900	55,707
Hoya Corporation‡‡	136,100	8,975,502
IHI Corporation	2,600	62,378
Isuzu Motors, Ltd.	225,300	2,955,754
Itochu Techno-Solutions Corporation	3,400	79,240
Iyo Bank, Ltd. (The)	16,500	87,242
Japan Airlines Co., Ltd.	57,600	2,026,368
Japan Real Estate Investment Corporation REIT	18	106,054
Japan Retail Fund Investment Corporation REIT	50	100,469
JFE Holdings, Inc.	4,900	83,052
JXTG Holdings, Inc.	138,200	631,583
Kajima Corporation	24,400	359,737
	Shares	Value
Kamigumi Co., Ltd.	21,300	$ 492,766
Komatsu, Ltd.	164,700	3,819,917
Kose Corporation	5,100	935,514
Kyocera Corporation	18,200	1,067,401
Kyushu Railway Co.	68,700	2,256,320
M3, Inc.Δ	181,600	3,042,779
Mabuchi Motor Co., Ltd.	2,000	69,476
Marubeni Corporation	106,800	737,183
Matsumotokiyoshi Holdings Co., Ltd.	20,300	674,957
Mazda Motor Corporation	26,300	293,897
Medipal Holdings Corporation	4,800	113,904
Mitsubishi Corporation	33,700	934,709
Mitsubishi Electric Corporation	499,400	6,409,785
Mitsubishi Estate Co., Ltd.‡‡	22,000	398,096
Mitsubishi Gas Chemical Co., Inc.‡‡	40,300	574,156
Mitsubishi Motors Corporation	31,500	167,121
Mitsubishi UFJ Financial Group, Inc.‡‡	301,600	1,496,707
Mitsui & Co., Ltd.	21,900	339,575
Mitsui Fudosan Co., Ltd.‡‡	16,000	401,696
Mixi, Inc.	58,100	1,340,971
Mizuho Financial Group, Inc.	68,200	105,411
Nidec Corporation	15,700	1,986,759
Nikon Corporation	47,900	674,654
Nippon Building Fund, Inc. REIT	16	108,274
Nippon Express Co., Ltd.	19,300	1,072,706
Nippon Telegraph & Telephone Corporation	96,100	4,077,942
Nomura Research Institute, Ltd.	2,100	95,308
NTT DOCOMO, Inc.‡‡	27,200	601,649
Olympus Corporation	933,500	10,124,217
Omron CorporationΔ	21,800	1,018,894
ORIX Corporation	4,500	64,538
Otsuka Holdings Co., Ltd.	39,700	1,557,839
Pan Pacific International Holdings Corporation	18,500	1,223,541
Persol Holdings Co., Ltd.	8,100	130,968
Pigeon Corporation	19,500	796,152
Pola Orbis Holdings, Inc.	13,800	439,538
Recruit Holdings Co., Ltd.	2,300	65,599
Renesas Electronics Corporation*	36,900	170,466
Resona Holdings, Inc.‡‡	207,400	897,679
Ryohin Keikaku Co., Ltd.	400	101,200
SBI Holdings, Inc.	36,500	812,136
Secom Co., Ltd.	55,000	4,705,495
Sekisui Chemical Co., Ltd.	319,400	5,126,884
SG Holdings Co., Ltd.	5,700	165,862
Shimamura Co., Ltd.	1,700	143,725
Shimizu Corporation	17,600	152,767
Shinsei Bank, Ltd.	36,700	521,542
Shionogi & Co., Ltd.‡‡	15,300	945,914
SMC Corporation	6,100	2,285,780
SoftBank Group Corporation	59,400	5,758,847
Sojitz Corporation‡‡	519,300	1,827,366
Sony Corporation‡‡	24,600	1,031,011
Square Enix Holdings Co., Ltd.‡‡	8,400	294,072
Subaru Corporation	4,300	97,868

See Notes to Schedule of Investments.

	Shares	Value
Sumitomo Corporation	56,300	$ 777,725
Sumitomo Dainippon Pharma Co., Ltd.‡‡	92,300	2,279,393
Sumitomo Electric Industries, Ltd.	397,700	5,269,534
Sumitomo Heavy Industries, Ltd.	17,800	575,774
Sumitomo Mitsui Financial Group, Inc.	60,200	2,105,343
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	248,272
Sundrug Co., Ltd.	2,200	60,543
Suzuken Co., Ltd.	5,600	323,883
Sysmex Corporation	11,100	670,026
Taisei Corporation	21,800	1,011,026
Taisho Pharmaceutical Holdings Co., Ltd.	800	76,153
Takeda Pharmaceutical Co., Ltd.	273,150	11,142,391
Terumo CorporationΔ	144,200	4,397,690
THK Co., Ltd.	28,400	700,583
Tokio Marine Holdings, Inc.	161,100	7,794,083
Tokyo Electric Power Co. Holdings, Inc.*	32,900	207,796
Tosoh Corporation	40,300	625,790
Toyota Motor Corporation	84,900	4,969,289
Toyota Tsusho Corporation	6,600	214,680
Unicharm Corporation	2,000	66,101
		189,540,044
Jersey — 2.5%
Experian PLC	324,766	8,793,994
Ferguson PLC	38,187	2,429,139
Glencore PLC*	1,593,197	6,597,652
IWG PLC	67,486	219,040
WPP PLC	1,094,051	11,553,469
		29,593,294
Mexico — 0.2%
Grupo Televisa SAB SA ADR	165,900	1,834,854
Netherlands — 3.7%
Airbus SE	8,612	1,138,974
Akzo Nobel NV	12,877	1,140,993
ASM International NV	1,218	65,992
ASML Holding NV	51,473	9,654,101
ASR Nederland NV	38,713	1,611,116
CNH Industrial NVΔ	590,547	6,004,412
EXOR NV	70,503	4,579,122
Ferrari NVΔ	35,654	4,779,388
Fiat Chrysler Automobiles NV*	211,490	3,148,635
Gemalto NV*	3,241	185,342
ING Groep NV‡‡	66,977	810,217
Koninklijke Ahold Delhaize NVΔ	329,327	8,764,551
Koninklijke Philips NV	2,766	112,677
NN Group NV	1,498	62,224
Randstad NVΔ	16,905	824,330
Signify NV 144A	25,548	683,504
STMicroelectronics NV	11,487	169,638
Unibail-Rodamco-Westfield REIT‡‡Δ	1,666	273,112
Unilever NV CVA	1,623	94,271
Wolters Kluwer NV	12,643	860,865
		44,963,464
	Shares	Value
Nigeria — 0.0%
Afriland Properties PLCΨ†††	364,373	$ —
Norway — 0.6%
DNB ASA	15,435	284,185
Equinor ASA	110,647	2,422,702
Leroy Seafood Group ASA	170,259	1,234,953
Salmar ASA	48,651	2,334,133
Schibsted ASA, B Shares	22,416	803,082
Telenor ASA	17,332	347,044
		7,426,099
Portugal — 0.0%
EDP - Energias de Portugal SA	96,013	377,498
Singapore — 2.8%
Ascendas Real Estate Investment Trust‡‡	2,082,100	4,470,696
CapitaLand Commercial Trust REIT	69,500	99,487
CapitaLand Mall Trust REIT‡‡	58,400	102,558
ComfortDelGro Corporation, Ltd.	343,000	650,441
DBS Group Holdings, Ltd.	315,900	5,880,950
Jardine Matheson Holdings, Ltd.	58,545	3,650,866
Singapore Exchange, Ltd.‡‡	13,600	73,356
Singapore Telecommunications, Ltd.Δ	2,174,200	4,844,925
Suntec Real Estate Investment Trust	65,200	93,813
United Overseas Bank, Ltd.	621,777	11,556,954
UOL Group, Ltd.	14,686	75,313
Yangzijiang Shipbuilding Holdings, Ltd.	1,627,000	1,800,775
		33,300,134
South Africa — 0.4%
Naspers, Ltd. N Shares	19,332	4,464,484
South Korea — 0.5%
Celltrion, Inc.*	3,521	561,455
NAVER Corporation	23,635	2,581,922
Samsung Electronics Co., Ltd.	77,800	3,060,321
		6,203,698
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	9,078	398,776
Almirall SA	3,742	63,803
Amadeus IT Group SA	116,819	9,356,379
Banco Bilbao Vizcaya Argentaria SA	466,791	2,666,811
Banco Santander SA	1,960,261	9,113,436
Endesa SA‡‡	101,581	2,591,189
Iberdrola SA	1,398,680	12,278,754
Industria de Diseno Textil SA	135,139	3,971,715
International Consolidated Airlines Group SA	27,985	186,619
Mapfre SA	193,238	532,374
Mediaset Espana Comunicacion SA	12,967	96,816
Red Electrica Corporation SA	15,309	326,284
Repsol SA‡‡	96,611	1,653,778
Telefonica SA	247,198	2,071,112
		45,307,846
Sweden — 3.3%
Alfa Laval AB	44,885	1,030,241
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Atlas Copco AB, A Shares	68,804	$ 1,847,517
Atlas Copco AB, B Shares	6,930	171,511
Boliden AB	33,393	950,360
Elekta AB, B SharesΔ	101,146	1,257,621
Fingerprint Cards AB, B Shares*	84,116	119,950
Hennes & Mauritz AB, B SharesΔ	424,133	7,070,936
Investor AB, B Shares‡‡	8,150	367,032
Kinnevik AB Class B	61,493	1,592,668
Sandvik AB	25,029	406,503
Securitas AB, B Shares	12,776	206,468
Skandinaviska Enskilda Banken AB Class A	20,943	181,288
SKF AB, B SharesΔ	160,287	2,661,882
Svenska Handelsbanken AB, A SharesΔ	186,546	1,968,331
Swedbank AB, A Shares	6,521	92,127
Swedish Orphan Biovitrum AB*	119,176	2,795,681
Telefonaktiebolaget LM Ericsson, B Shares	54,867	504,097
Telia Co. ABΔ	2,453,123	11,068,645
Volvo AB, B Shares‡‡	316,581	4,903,323
		39,196,181
Switzerland — 8.2%
ABB, Ltd.Δ	437,497	8,220,506
Adecco Group AG‡‡	32,851	1,752,493
Cie Financiere Richemont SA	43,037	3,135,229
Credit Suisse Group AG*	642,475	7,487,745
GAM Holding AG*	117,330	366,454
Kuehne + Nagel International AG	16,560	2,271,751
LafargeHolcim, Ltd.Δ*	73,100	3,611,136
Nestle SA	137,324	13,087,670
Novartis AG‡‡	201,629	19,394,452
Roche Holding AG‡‡	68,944	18,995,517
Sika AG	23,255	3,248,577
Sonova Holding AG‡‡	7,864	1,555,820
Temenos AG‡‡*	9,880	1,456,575
UBS Group AGΔ*	445,082	5,395,069
Zurich Insurance Group AG‡‡	27,717	9,174,515
		99,153,509
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	303,000	2,413,540
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,259	13,568,368
		15,981,908
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	—
United Kingdom — 14.7%
3i Group PLC‡‡	15,222	195,245
Anglo American PLC‡‡	87,477	2,339,644
Antofagasta PLC	19,578	246,324
Ashtead Group PLC	145,726	3,516,061
Aston Martin Lagonda Global Holdings PLC 144A*	53,888	708,883
	Shares	Value
Barclays PLC‡‡	983,936	$ 1,982,267
Bellway PLC	3,264	129,449
BHP Group PLC	147,884	3,560,617
BP PLC‡‡	1,705,512	12,406,208
British Land Co. PLC (The) REIT‡‡	18,907	145,044
BT Group PLC‡‡	836,883	2,430,151
Burberry Group PLC‡‡	165,957	4,224,666
Centrica PLC	370,365	550,880
Close Brothers Group PLC	5,735	108,682
Cobham PLC*	74,321	106,770
Compass Group PLC	347,668	8,171,141
Dixons Carphone PLC‡‡	515,442	985,188
Drax Group PLC	184,349	908,559
Evraz PLC‡‡	203,059	1,640,798
G4S PLC	2,793,639	6,676,786
GlaxoSmithKline PLC	484,376	10,073,822
Hays PLC	34,372	67,152
Inchcape PLC‡‡	90,989	676,684
Indivior PLC*	228,606	286,017
Intermediate Capital Group PLC	27,614	383,036
Investec PLC	83,922	483,453
John Wood Group PLC	824,188	5,446,755
Kingfisher PLC	2,085,655	6,378,252
Land Securities Group PLC REIT	14,472	172,167
Liberty Global PLC Class A*	93,000	2,317,560
Liberty Global PLC Class C*	109,026	2,639,519
Lloyds Banking Group PLC‡‡	22,870,055	18,509,708
London Stock Exchange Group PLC	5,849	361,933
Man Group PLC‡‡	780,117	1,379,814
Meggitt PLC	152,436	998,261
Moneysupermarket.com Group PLC	279,972	1,356,861
National Grid PLC	435,067	4,821,084
Ocado Group PLC*	96,995	1,731,368
Reckitt Benckiser Group PLC	26,700	2,219,367
RELX PLC	8,783	187,778
Rio Tinto PLC‡‡	73,901	4,293,818
Rolls-Royce Holdings PLC*	801,957	9,434,005
Royal Bank of Scotland Group PLC	1,084,650	3,489,375
Royal Dutch Shell PLC, A Shares‡‡	72,840	2,289,699
Royal Dutch Shell PLC, B Shares‡‡	414,518	13,108,506
Schroders PLC	122,818	4,322,236
Segro PLC REIT	14,592	127,982
Smith & Nephew PLC‡‡	40,755	808,429
Smiths Group PLC	109,596	2,048,367
Spectris PLC	17,369	567,819
SSE PLC	565,888	8,748,676
Standard Chartered PLC	28,722	221,199
Tate & Lyle PLC‡‡	77,696	734,475
Tesco PLC	3,160,995	9,555,646
Travis Perkins PLC	163,206	2,914,303
Unilever PLC	17,700	1,013,196
Vodafone Group PLC	1,200,083	2,185,142

See Notes to Schedule of Investments.

	Shares	Value
WH Smith PLC	3,444	$ 95,185
		177,482,012
Total Foreign Common Stocks (Cost $1,139,046,496)		1,161,759,186
FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische MotorenWerke AG
5.85%, 05/17/19	9,226	606,467
Porsche Automobil Holding SE
3.84%, 06/28/19‡‡	2,638	165,536
Sartorius AG
0.39%, 03/29/19	5,692	976,267
		1,748,270
Total Foreign Preferred Stocks (Cost $1,581,978)		1,748,270
MONEY MARKET FUNDS — 4.5%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	50,473,831	50,473,831
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	3,235,343	3,235,343
Total Money Market Funds (Cost $53,709,174)		53,709,174

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $2,689,044)	$2,700,000	2,689,613
TOTAL INVESTMENTS — 103.5% (Cost $1,213,157,009)		1,245,900,374

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (4.9)%
Australia — (0.5)%
AMP, Ltd.	(210,874)	(314,435)
Challenger, Ltd.Δ	(369,336)	(2,171,405)
Domino’s Pizza Enterprises, Ltd.	(2,458)	(75,781)
Healthscope, Ltd.	(50,179)	(86,580)
Magellan Financial Group, Ltd.	(38,832)	(1,004,472)
Orica, Ltd.01/07/19	(61,385)	(768,429)
SEEK, Ltd.	(90,689)	(1,129,466)
TPG Telecom, Ltd.	(7,799)	(38,487)
Vocus Group, Ltd.*	(336,852)	(882,581)
		(6,471,636)
Austria — (0.1)%
ams AG*	(22,205)	(598,972)
Belgium — (0.2)%
Telenet Group Holding NV	(11,347)	(545,798)
Umicore SA	(26,459)	(1,175,046)
		(1,720,844)
Denmark — (0.3)%
AP Moeller - Maersk A/S Class B	(2,736)	(3,470,462)
	Shares	Value
Dfds A/S	(6,156)	$ (254,735)
ISS A/S	(5,922)	(180,185)
		(3,905,382)
Finland — (0.1)%
Huhtamaki OYJ	(11,923)	(443,636)
Outokumpu OYJ	(327,987)	(1,191,323)
		(1,634,959)
France — (0.8)%
Air France-KLM*	(67,992)	(764,607)
Altran Technologies SA	(69,335)	(760,655)
Bollore SA	(309,169)	(1,396,952)
Elior Group SA 144A	(53,465)	(715,494)
Eurofins Scientific SE Millicom International Cellular SA SDR	(572)	(236,766)
Iliad SA	(18,151)	(1,822,299)
Ingenico Group	(7,962)	(568,214)
SEB SA	(636)	(107,015)
SPIE SA	(4,392)	(77,645)
Technicolor SA*	(305,047)	(349,372)
Valeo SA	(72,811)	(2,111,318)
		(8,910,337)
Germany — (0.5)%
1&1 Drillisch AG	(23,209)	(826,341)
Delivery Hero SE	(10,277)	(371,209)
Deutsche Bank AG	(97,021)	(790,130)
Innogy SE 144A	(1,983)	(91,691)
OSRAM Licht AG	(16,299)	(560,935)
thyssenkrupp AG	(108,696)	(1,493,030)
United Internet AG	(11,671)	(425,881)
Zalando SE	(36,521)	(1,423,618)
		(5,982,835)
Ireland — (0.1)%
James Hardie Industries PLC CDI 2.23%, 12/12/17	(99,716)	(1,284,373)
Italy — (0.4)%
Banco BPM SpA*	(305,954)	(632,113)
Brembo SpA	(47,625)	(540,110)
Buzzi Unicem SpA	(28,861)	(590,355)
Pirelli & C SpA 144A*	(202,038)	(1,300,438)
Prysmian SpA	(44,149)	(835,225)
Telecom Italia SpA*	(200,084)	(124,432)
Tenaris SA	(25,430)	(357,004)
Unione di Banche Italiane SpA	(228,845)	(605,315)
		(4,984,992)
Japan — (0.3)%
Bank of Kyoto, Ltd. (The)	(5,500)	(229,766)
FamilyMart UNY Holdings Co., Ltd.	(12,100)	(307,986)
Hitachi Metals, Ltd.	(10,400)	(120,675)
Hokuriku Electric Power Co*	(130,100)	(1,018,919)
JGC Corporation	(6,600)	(87,599)
Kansai Paint Co., Ltd.	(10,800)	(205,710)
Keikyu Corporation	(14,300)	(242,312)
MISUMI Group, Inc.	(4,000)	(99,323)
Nippon Paint Holdings Co., Ltd.	(39,100)	(1,534,648)
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Yaskawa Electric Corporation	(4,000)	$ (125,417)
		(3,972,355)
Netherlands — (0.2)%
ALTICE EUROPE NV*	(173,492)	(455,593)
BoskalisWestminster	(11,919)	(308,181)
Ferrari NV	(4,436)	(594,642)
OCI NV*	(44,974)	(1,236,015)
SBM Offshore NV	(12,721)	(241,944)
		(2,836,375)
Norway — (0.3)%
Schibsted ASA Class A	(59,559)	(2,338,179)
Subsea 7 SA	(23,811)	(294,568)
Yara International ASA	(11,934)	(488,155)
		(3,120,902)
Spain — (0.3)%
Cellnex Telecom SA 144A*	(122,960)	(3,608,259)
Sweden — (0.1)%
Husqvarna AB, B Shares	(36,825)	(300,785)
Millicom International Cellular SA SDR1.98%, 05/07/18	(13,115)	(796,298)
Tele2 AB, B Shares	(4,793)	(63,848)
		(1,160,931)
Switzerland — (0.0)%
Idorsia, Ltd.*	(7,537)	(132,612)
Panalpina Welttransport Holding AG	(435)	(72,431)
		(205,043)
United Kingdom — (0.7)%
ASOS PLC*	(10,339)	(430,913)
John Wood Group PLC	(393,524)	(2,600,655)
Melrose Industries PLC	(30,843)	(73,574)
Merlin Entertainments PLC 144A	(58,313)	(260,736)
Micro Focus International PLC	(54,656)	(1,421,243)
NMC Health PLC	(41,032)	(1,220,618)
Severn Trent PLC	(24,907)	(641,017)
St. James’s Place PLC	(10,242)	(137,132)
Thomas Cook Group PLC*	(411,745)	(133,748)
United Utilities Group PLC	(133,341)	(1,414,368)
Weir Group PLC (The)	(9,207)	(186,830)
		(8,520,834)
Total Foreign Common Stocks Sold Short (Proceeds $(62,209,692))		(58,919,029)
FOREIGN PREFERRED STOCKS SOLD SHORT — (0.0)%
Germany — (0.0)%
Sartorius AG04/10/19 (Proceeds $(166,570))	(1,742)	(298,780)
Other Assets in Excess of Liabilities — 1.4%		16,423,394
NET ASSETS — 100.0%		$1,203,105,959

See Notes to Schedule of Investments.

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
OMXS30 Index	04/2019	(135)	$ (2,245,208)	$(12,913)
AEX Index	04/2019	(34)	(4,179,632)	(118,436)
CAC 40 Index	04/2019	309	18,519,947	251,412
IBEX 35 Index	04/2019	(30)	(3,092,126)	(11,568)
SGX MSCI Singapore Index	04/2019	6	159,247	613
Topix Index®	06/2019	83	11,922,404	(51,665)
ASX SPI 200 Index	06/2019	(195)	(21,360,878)	4,762
DAX Index	06/2019	29	9,380,649	(7,068)
FTSE 100 Index®	06/2019	201	18,879,165	394,197
FTSE/MIB Index	06/2019	17	1,977,628	18,894
MSCI EAFE Index	06/2019	440	41,060,800	769,444
S&P/TSX 60 Index	06/2019	(55)	(7,878,251)	(32,082)
Swiss Market Index	06/2019	(58)	(5,417,022)	(100,679)
Total Futures Contracts outstanding at March 31, 2019			$ 57,726,723	$ 1,104,911
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	U.S. Dollars	51,833,784	Euro	45,319,000	CITI	$ 647,484
06/19/19	U.S. Dollars	4,643,671	Swiss Francs	4,391,000	NT	199,962
06/19/19	U.S. Dollars	10,826,609	Japanese Yen	1,185,486,000	CITI	62,215
06/19/19	New Zealand Dollars	14,878,248	U.S. Dollars	10,096,750	CITI	51,159
06/19/19	Australian Dollars	20,520,664	U.S. Dollars	14,546,487	CITI	46,168
06/19/19	U.S. Dollars	5,585,336	Swedish Kronor	51,283,600	CITI	35,679
06/19/19	U.S. Dollars	3,089,120	British Pounds	2,341,289	CITI	27,363
06/19/19	U.S. Dollars	4,389,838	Norwegian Kroner	37,527,725	CITI	25,168
06/19/19	Canadian Dollars	8,394,688	U.S. Dollars	6,270,689	CITI	23,833
06/19/19	U.S. Dollars	1,912,026	Danish Kroner	12,483,000	CITI	22,571
06/19/19	U.S. Dollars	9,178,040	Swiss Francs	9,051,750	CITI	17,633
06/19/19	Japanese Yen	367,796,250	U.S. Dollars	3,323,263	CITI	16,383
06/19/19	Swedish Kronor	1,459,000	U.S. Dollars	155,597	CITI	2,289
06/19/19	Swiss Francs	200,000	U.S. Dollars	200,285	CITI	2,116
06/19/19	U.S. Dollars	901,055	Hong Kong Dollars	7,049,000	CITI	906
06/19/19	U.S. Dollars	217,416	Singapore Dollars	293,000	CITI	889
06/19/19	U.S. Dollars	71,776	Israeli Shekels	258,000	CITI	353
06/19/19	Norwegian Kroner	81,000	U.S. Dollars	9,358	CITI	63
06/19/19	Singapore Dollars	49,000	U.S. Dollars	36,194	CITI	17
Subtotal Appreciation						$1,182,251
06/19/19	Hong Kong Dollars	1,152,000	U.S. Dollars	147,151	CITI	$ (43)
06/19/19	U.S. Dollars	126,130	Singapore Dollars	171,000	CITI	(238)
06/19/19	U.S. Dollars	224,471	British Pounds	172,711	CITI	(1,388)
06/19/19	Singapore Dollars	599,000	U.S. Dollars	444,367	CITI	(1,707)
06/19/19	Danish Kroner	3,647,000	U.S. Dollars	559,605	CITI	(7,587)
06/19/19	Israeli Shekels	5,099,000	U.S. Dollars	1,421,166	CITI	(9,598)
06/19/19	U.S. Dollars	2,386,423	Norwegian Kroner	20,696,275	CITI	(20,661)
06/19/19	Swiss Francs	891,000	U.S. Dollars	928,576	NT	(26,880)
06/19/19	U.S. Dollars	8,295,263	Swedish Kronor	76,925,400	CITI	(29,221)
06/19/19	Japanese Yen	1,103,388,750	U.S. Dollars	10,060,833	CITI	(41,894)
06/19/19	U.S. Dollars	21,405,117	Japanese Yen	2,365,652,000	CITI	(75,365)
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	Euro	10,272,000	U.S. Dollars	11,752,127	CITI	$ (150,245)
06/19/19	Australian Dollars	38,349,336	U.S. Dollars	27,422,900	CITI	(151,919)
06/19/19	U.S. Dollars	34,730,716	Swiss Francs	34,493,250	CITI	(176,595)
06/19/19	New Zealand Dollars	49,529,752	U.S. Dollars	33,981,258	CITI	(198,828)
06/19/19	Canadian Dollars	23,612,312	U.S. Dollars	17,915,225	CITI	(210,193)
Subtotal Depreciation						$(1,102,362)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$ 79,889
Swap agreements outstanding at March 31, 2019:
Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Italy Index, Floating financing rate: 1-Month EURIBOR - 1.6%	06/19/19	GSC	EUR	7,686,692	$ 282,315	$ —	$ 282,315
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR	06/19/19	GSC	HKD	40,333,953	79,607	—	79,607
MSCI Sweden Index, Floating financing rate: 1-Month STIBOR - 3.3%	06/19/19	GSC	SEK	72,832,227	41,268	—	41,268
MSCI Australia Index, Floating financing rate: 1-Month ASX Australian Bank Bill Short Term Rates Mid + 0.15%	06/19/19	GSC	AUD	1,721,591	962	—	962
Subtotal Appreciation					$ 404,152	$ —	$ 404,152
MSCI Canada Index, Floating financing rate: 1-Month CDOR - 0.99%	06/19/19	GSC	CAD	424,780	$ (154)	$ —	$ (154)
MSCI Spain Index, Floating financing rate: 1-Month EURIBOR - 0.60%	06/19/19	GSC	EUR	117,498	(580)	—	(580)
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.6%	06/19/19	GSC	JPY	695,239,223	(45,444)	—	(45,444)
MSCI Netherlands Index, Floating financing rate: 1-Month EURIBOR - 0.6%	06/19/19	GSC	EUR	2,279,529	(53,497)	—	(53,497)
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF - 0.65%	06/19/19	GSC	CHF	4,008,766	(64,696)	—	(64,696)
Subtotal Depreciation					$(164,371)	$ —	$(164,371)
Net Total Return Swap agreements outstanding at March 31, 2019					$ 239,781	$ —	$ 239,781

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$ 25,994,131	$ 25,994,131	$ —	$ —
Foreign Common Stocks	1,161,759,186	1,161,759,186	—	—**
Foreign Preferred Stocks	1,748,270	1,748,270	—	—
Money Market Funds	53,709,174	53,709,174	—	—
U.S. Treasury Obligation	2,689,613	—	2,689,613	—
Total Assets - Investments in Securities	$1,245,900,374	$1,243,210,761	$ 2,689,613	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 1,182,251	$ —	$ 1,182,251	$ —
Futures Contracts	1,439,322	1,439,322	—	—
Swap Agreements	404,152	—	404,152	—
Total Assets - Other Financial Instruments	$ 3,025,725	$ 1,439,322	$ 1,586,403	$ —
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short	$ (58,919,029)	$ (58,919,029)	$ —	$ —
Foreign Preferred Stocks Sold Short	(298,780)	(298,780)	—	—
Total Liabilities - Investments in Securities	$ (59,217,809)	$ (59,217,809)	$ —	$ —
Other Financial Instruments
Forward Foreign Currency Contracts	$ (1,102,362)	$ —	$(1,102,362)	$ —
Futures Contracts	(334,411)	(334,411)	—	—
Swap Agreements	(164,371)	—	(164,371)	—
Total Liabilities - Other Financial Instruments	$ (1,601,144)	$ (334,411)	$(1,266,733)	$ —

**	Level 3 securities have zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended March 31, 2019.
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 1.6%
Communication Services — 0.2%
Autohome, Inc. ADRΔ*	2,235	$ 234,943
Momo, Inc. ADRΔ*	4,615	176,478
Sea, Ltd. ADRΔ*	13,231	311,193
Weibo Corporation ADRΔ*	1,984	122,988
YY, Inc. ADR*	1,875	157,519
		1,003,121
Consumer Discretionary — 0.4%
Huazhu Group, Ltd. ADR	5,382	226,797
MercadoLibre, Inc.*	2,051	1,041,354
Yum China Holdings, Inc.	14,537	652,857
		1,921,008
Health Care — 0.3%
BeiGene, Ltd. ADRΔ*	8,715	1,150,380
Industrials — 0.2%
Copa Holdings SA Class A	11,627	937,253
Information Technology — 0.5%
Globant SA*	17,947	1,281,416
Huami Corporation ADRΔ*	27,748	363,221
Pagseguro Digital, Ltd. Class AΔ*	15,109	451,004
StoneCo, Ltd. Class AΔ*	7,719	317,328
		2,412,969
Materials — 0.0%
Southern Copper CorporationΔ	4,037	160,188
Total Common Stocks (Cost $7,188,058)		7,584,919
FOREIGN COMMON STOCKS — 89.2%
Argentina — 0.3%
Banco Macro SA ADRΔ	7,088	324,347
Grupo Financiero Galicia SA ADR	15,296	390,354
YPF SA ADR	54,998	770,522
		1,485,223
Brazil — 5.0%
Atacadao Distribuicao Comercio e Industria Ltda.*	84,400	433,064
B3 SA - Brasil Bolsa Balcao*	126,800	1,032,445
Banco BTG Pactual SA*	117,300	1,080,921
Banco do Brasil SA*	192,100	2,378,589
BB Seguridade Participacoes SA	93,400	627,382
BR Malls Participacoes SA*	364,900	1,164,034
CCR SA	38,200	114,248
Centrais Eletricas Brasileiras SA*	194,600	1,813,619
Cia de Locacao das Americas*	55,200	541,095
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	104,974	1,110,625
Cielo SA	111,800	270,409
Cosan SA	7,300	79,016
Embraer SA ADR	7,243	137,689
Engie Brasil Energia SA	15,800	173,240
Fleury SA	62,400	325,758
Hapvida Participacoes e Investimentos SA 144A*	78,600	618,505
	Shares	Value
IRB Brasil Resseguros SA	9,500	$ 220,798
JBS SA	13,200	54,413
Localiza Rent a Car SA*	80,000	668,344
Lojas Renner SA	86,500	961,909
Natura Cosmeticos SA	4,300	49,388
Petrobras Distribuidora SA	12,300	72,694
Petroleo Brasileiro SA ADRΔ*	139,673	2,223,594
Porto Seguro SA	32,200	442,207
Rumo SA*	324,600	1,576,843
Sao Martinho SA	75,000	350,543
Sul America SA	103,149	778,488
Suzano Papel e Celulose SA	82,900	980,313
TIM Participacoes SA ADRΔ	77,896	1,174,672
Vale SA ADR	150,686	1,967,959
Wiz Solucoes e Corretagem de Seguros SA	136,500	295,288
		23,718,092
Canada — 0.2%
Parex Resources, Inc.*	59,100	925,186
Chile — 0.9%
Banco de Chile ADRΔ	47,059	1,385,417
Banco de Credito e Inversiones SA	2,158	137,959
Banco Santander Chile ADR	31,388	933,793
Cencosud SA	50,615	87,625
Empresas CMPC SA	78,859	278,119
Empresas COPEC SA	53,167	675,025
Enel Americas SA ADR	40,599	362,549
Enel Chile SA ADR	10,783	55,856
Itau CorpBanca	8,362,553	73,732
Latam Airlines Group SA ADRΔ	2,341	24,768
		4,014,843
China — 20.1%
58.com, Inc. ADR*	11,482	754,138
Agricultural Bank of China, Ltd. Class A	675,100	374,542
Alibaba Group Holding, Ltd. ADRΔ*	107,321	19,580,716
Anhui Conch Cement Co., Ltd. Class H	120,500	736,052
BAIC Motor Corporation, Ltd. Class H 144A	616,000	402,561
Baidu, Inc. ADR*	12,094	1,993,696
Bank of China, Ltd. Class A	203,500	114,112
Bank of China, Ltd. Class H	2,280,199	1,034,084
Bank of Communications Co., Ltd. Class A	50,300	46,685
Baoshan Iron & Steel Co., Ltd. Class A	60,900	65,491
Beijing Capital International Airport Co., Ltd. Class H	324,000	307,492
China Communications Construction Co., Ltd. Class H	106,000	109,647
China Communications Services Corporation, Ltd. Class H	524,000	467,264
China Construction Bank Corporation Class H	3,957,266	3,392,684
China Evergrande Group	359,000	1,193,625

See Notes to Schedule of Investments.

	Shares	Value
China Longyuan Power Group Corporation, Ltd. Class H	1,360,000	$ 945,942
China Medical System Holdings, Ltd.	850,000	824,018
China Merchants Bank Co., Ltd. Class A	13,800	69,624
China Merchants Bank Co., Ltd. Class H	463,000	2,250,135
China National Building Material Co., Ltd.	1,864,000	1,469,839
China Oilfield Services, Ltd. Class H	560,000	604,947
China Petroleum & Chemical Corporation Class A	74,100	63,264
China Petroleum & Chemical Corporation Class H	3,832,000	3,021,686
China Shenhua Energy Co., Ltd. Class H	355,000	809,496
China Tower Corporation, Ltd. Class H 144A*	7,368,000	1,708,261
China Vanke Co., Ltd. Class H	97,700	410,716
Contemporary Amperex Technology Co., Ltd. Class A*	35,399	447,542
Country Garden Holdings Co., Ltd.	343,471	536,431
Ctrip.com International, Ltd. ADR*	32,740	1,430,411
Guangzhou Automobile Group Co., Ltd. Class H	876,000	1,034,468
Haitian International Holdings, Ltd.	268,000	609,064
Haitong Securities Co., Ltd. Class H	1,056,191	1,367,002
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	331,700	1,730,235
Huaneng Renewables Corporation, Ltd. Class H	4,700,000	1,305,231
Industrial & Commercial Bank of China, Ltd. Class A	198,900	164,784
Industrial & Commercial Bank of China, Ltd. Class H	2,191,000	1,604,883
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	204,944	887,363
JD.com, Inc. ADRΔ*	29,937	902,601
Jiangsu Hengrui Medicine Co., Ltd. Class A	66,886	650,829
Kingsoft Corporation, Ltd.	157,000	399,203
Midea Group Co., Ltd. Class A	97,900	709,583
NARI Technology Co., Ltd. Class A	127,075	398,999
NetEase, Inc. ADR	6,829	1,648,862
New Oriental Education & Technology Group, Inc. ADR*	14,027	1,263,692
People’s Insurance Co. Group of China, Ltd. (The) Class H	2,634,000	1,127,426
PetroChina Co., Ltd. Class H	2,772,000	1,797,397
PICC Property & Casualty Co., Ltd. Class H	1,608,000	1,827,191
Ping An Insurance Group Co. of China, Ltd. Class H	275,500	3,084,918
SAIC Motor Corporation, Ltd. Class A	228,196	884,857
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	468,000	447,137
Shanghai International Airport Co., Ltd. Class A	51,200	473,298
SINA Corporation*	2,218	131,394
Sinopec Engineering Group Co., Ltd. Class H	377,000	367,878
	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,154,000	$ 549,807
Sunac China Holdings, Ltd.	106,859	532,256
Sunny Optical Technology Group Co., Ltd.	128,801	1,538,238
TAL Education Group ADR*	12,364	446,093
Tencent Holdings, Ltd.	414,248	19,050,252
Tingyi Cayman Islands Holding Corporation	86,000	141,764
Vipshop Holdings, Ltd. ADR*	15,320	123,020
WuXi AppTec Co., Ltd. Class H 144A*	70,079	853,005
Xinjiang Goldwind Science & Technology Co., Ltd. Class HΔ	176,000	253,352
Yanzhou Coal Mining Co., Ltd. Class H	1,192,000	1,170,749
Zijin Mining Group Co., Ltd. Class H	418,000	173,058
		94,814,990
Czech Republic — 0.3%
Moneta Money Bank AS 144A	394,102	1,359,835
Egypt — 0.1%
Commercial International Bank Egypt SAE GDR	168,768	655,664
Germany — 0.3%
Delivery Hero SE 144A*	31,484	1,137,213
Greece — 0.4%
JUMBO SA	100,009	1,671,558
Sarantis SA	34,902	275,625
		1,947,183
Hong Kong — 10.9%
AAC Technologies Holdings, Inc.	5,500	32,545
AIA Group, Ltd.	425,825	4,239,291
Alibaba Health Information Technology, Ltd.*	122,000	140,961
ANTA Sports Products, Ltd.	380,000	2,584,985
China Hongqiao Group, Ltd.	60,000	45,172
China Mobile, Ltd.	591,000	6,022,968
China Overseas Land & Investment, Ltd.	641,521	2,435,344
China Resources Cement Holdings, Ltd.	2,044,398	2,109,520
China Resources Land, Ltd.	204,000	914,757
China Resources Power Holdings Co., Ltd.	152,000	228,486
China Taiping Insurance Holdings Co., Ltd.	373,400	1,113,072
China Traditional Chinese Medicine Holdings Co., Ltd.	116,000	69,009
China Unicom Hong Kong, Ltd.	2,070,000	2,623,775
CITIC, Ltd.	139,000	207,527
CNOOC, Ltd.	4,251,921	7,962,247
CSPC Pharmaceutical Group, Ltd.	1,817,013	3,379,434
ENN Energy Holdings, Ltd.	274,900	2,657,967
FIT Hon Teng, Ltd. 144A	1,019,000	493,277
Guangdong Investment, Ltd.	174,000	336,033
Haier Electronics Group Co., Ltd.*	464,000	1,347,677
Hengan International Group Co., Ltd.	162,285	1,422,329
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Hong Kong Exchanges and Clearing, Ltd.	93,672	$ 3,264,818
IMAX China Holding, Inc. 144A	98,900	245,929
Innovent Biologics, Inc. 144A*	280,000	1,021,917
Kingboard Laminates Holdings, Ltd.	507,574	533,441
Longfor Group Holdings, Ltd.	54,384	191,558
Meituan Dianping Class B*	87,300	588,306
Minth Group, Ltd.Δ	176,000	553,787
MMG, Ltd.*	124,000	50,390
Nexteer Automotive Group, Ltd.	232,000	286,677
Nine Dragons Paper Holdings, Ltd.	273,201	260,326
Shimao Property Holdings, Ltd.	49,000	153,243
Sino Biopharmaceutical, Ltd.	1,880,000	1,714,762
Sinotruk Hong Kong, Ltd.	386,000	821,177
SSY Group, Ltd.	298,000	277,123
Techtronic Industries Co., Ltd.	69,000	463,665
Uni-President China Holdings, Ltd.	649,000	636,603
		51,430,098
Hungary — 0.6%
OTP Bank Nyrt PLC	64,611	2,842,870
India — 8.2%
Abbott India, Ltd.	1,136	119,787
Aditya Birla Fashion and Retail, Ltd.*	84,648	269,248
AIA Engineering, Ltd.	20,770	538,506
Amber Enterprises India, Ltd.*	20,861	245,905
Ambuja Cements, Ltd.	25,225	85,679
Apollo Hospitals Enterprise, Ltd.	132,802	2,353,341
Atul, Ltd.	3,860	199,806
Aurobindo Pharma, Ltd.	11,992	135,759
Axis Bank, Ltd.*	78,265	878,116
Bajaj Finance, Ltd.	8,827	385,445
Bharat Financial Inclusion, Ltd.*	158,750	2,589,957
Bharat Heavy Electricals, Ltd.	76,027	82,255
Bharat Petroleum Corporation, Ltd.	81,513	467,780
Bharti Infratel, Ltd.	174,731	790,483
Coal India, Ltd.	230,357	788,750
Crompton Greaves Consumer Electricals, Ltd.	89,536	293,650
Divi's Laboratories, Ltd.	23,924	588,163
Dr. Reddy's Laboratories, Ltd.	1,998	80,187
Edelweiss Financial Services, Ltd.	161,841	461,986
Eicher Motors, Ltd.	4,377	1,298,265
GAIL India, Ltd.	452,484	2,270,748
Glenmark Pharmaceuticals, Ltd.	18,873	176,321
Godrej Consumer Products, Ltd.	5,614	55,598
Godrej Industries, Ltd.	74,771	578,956
HCL Technologies, Ltd.	124,733	1,958,006
Hero MotoCorp, Ltd.	10,113	372,717
Hindalco Industries, Ltd.	415,862	1,233,629
Hindustan Petroleum Corporation, Ltd.	28,273	115,847
Hindustan Unilever, Ltd.	58,066	1,430,632
Hindustan Zinc, Ltd.	82,864	331,157
Housing Development Finance Corporation, Ltd.	31,482	894,470
ICICI Bank, Ltd. ADR	197,673	2,265,333
ICICI Lombard General Insurance Co., Ltd. 144A	33,429	498,624
	Shares	Value
Indiabulls Housing Finance, Ltd.	167,445	$ 2,074,481
Indian Oil Corporation, Ltd.	218,257	513,073
Info Edge India, Ltd.	16,896	449,393
Infosys, Ltd. ADRΔ	228,514	2,497,658
Larsen & Toubro Infotech, Ltd. 144A	12,063	296,477
Maruti Suzuki India, Ltd.	9,266	892,499
MRF, Ltd.	254	212,613
Navin Fluorine International, Ltd.	25,014	255,502
Nestle India, Ltd.	325	51,423
NTPC, Ltd.	39,646	77,088
Odisha Cement, Ltd.*	27,350	390,658
Oil & Natural Gas Corporation, Ltd.	89,716	206,887
Prestige Estates Projects, Ltd.	69,768	254,599
Procter & Gamble Hygiene & Health Care, Ltd.	1,959	306,358
Tata Consultancy Services, Ltd.	101,129	2,922,048
TeamLease Services, Ltd.*	13,337	582,583
Tech Mahindra, Ltd.	109,946	1,231,427
Thermax, Ltd.	16,892	236,890
Wipro, Ltd.	13,119	48,252
Wipro, Ltd. ADRΔ	15,356	61,117
Zee Entertainment Enterprises, Ltd.	4,488	28,862
		38,424,994
Indonesia — 2.3%
Perusahaan Gas Negara Persero Tbk	665,800	109,876
PT Adaro Energy Tbk	7,018,600	662,923
PT Bank Central Asia Tbk	1,138,800	2,219,221
PT Bank Mandiri Persero Tbk	1,515,200	792,713
PT Bank Negara Indonesia Persero Tbk	1,845,100	1,217,973
PT Bank Rakyat Indonesia Persero Tbk	3,327,700	962,790
PT BFI Finance Indonesia Tbk	5,778,700	267,833
PT Indah Kiat Pulp & Paper Corporation Tbk	236,700	142,951
PT Indofood Sukses Makmur Tbk	119,436	53,469
PT Link Net Tbk	2,553,500	805,142
PT Semen Indonesia Persero Tbk	489,500	479,531
PT Telekomunikasi Indonesia Persero Tbk	5,020,600	1,392,652
PT United Tractors Tbk	789,369	1,499,468
		10,606,542
Isle of Man — 0.0%
NEPI Rockcastle PLC	18,122	152,524
Malaysia — 1.3%
AirAsia Group Bhd	893,800	582,366
Bursa Malaysia Bhd	463,196	779,463
CIMB Group Holdings Bhd	46,500	58,659
Dialog Group Bhd	420,800	326,745
Hartalega Holdings Bhd	80,500	91,296
Hong Leong Bank Bhd.	115,900	576,306
Malayan Banking Bhd	374,700	850,819
Malaysia Airports Holdings	351,500	623,358
Petronas Chemicals Group Bhd	219,699	492,944
Petronas Gas Bhd	39,300	169,618
Public Bank Bhd	225,100	1,276,991
Sime Darby Bhd	269,600	147,264

See Notes to Schedule of Investments.

	Shares	Value
Tenaga Nasional Bhd	12,400	$ 38,453
Top Glove Corporation Bhd	22,500	25,462
		6,039,744
Mexico — 3.1%
Alfa SAB de CV Series A	634,200	672,420
Alpek SAB de CV	855,500	1,144,619
Alsea SAB de CV	109,100	228,427
America Movil SAB de CV, Series L ADR	30,719	438,667
Arca Continental SAB de CV	63,301	352,211
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	26,966	182,560
Bolsa Mexicana de Valores SAB de CVΔ	346,500	719,411
Cemex SAB de CV ADR*	24,902	115,545
Fibra Uno Administracion SA de CV REIT	205,100	282,656
Gruma SAB de CV Series B	35,020	358,639
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,300	46,987
Grupo Aeroportuario del Sureste SAB de CV ADR	148	23,940
Grupo Cementos de Chihuahua SAB de CV	103,900	572,486
Grupo Financiero Banorte SAB de CV Series O	279,210	1,516,863
Grupo Financiero Inbursa SAB de CV Series O	57,000	78,877
Grupo Mexico SAB de CV Series B	162,600	445,155
Mexichem SAB de CV	451,796	1,080,014
Promotora y Operadora de Infraestructura SAB de CV	3,935	39,017
Unifin Financiera SAB de CV SOFOM ENR	149,800	322,826
Wal-Mart de Mexico SAB de CV	2,276,682	6,086,322
		14,707,642
Netherlands — 0.1%
Yandex NV Class A*	17,204	590,785
Peru — 1.2%
Alicorp SAA	117,538	384,395
BBVA Banco Continental SA	221,539	266,436
Cia de Minas Buenaventura SAA ADR	83,793	1,447,943
Credicorp, Ltd.	13,891	3,333,145
Intercorp Financial Services, Inc.	7,526	342,433
		5,774,352
Philippines — 0.6%
Ayala Land, Inc.	1,538,200	1,315,277
BDO Unibank, Inc.	47,840	121,900
International Container Terminal Services, Inc.	34,000	84,628
JG Summit Holdings, Inc.	72,940	88,206
Jollibee Foods Corporation	106,070	640,339
Metro Pacific Investments Corporation	199,400	18,417
SM Investments Corporation	7,675	136,516
	Shares	Value
SM Prime Holdings, Inc.	310,900	$ 236,239
		2,641,522
Poland — 1.2%
Alior Bank SA*	21,545	335,290
CD Projekt SA*	1,530	79,700
Cyfrowy Polsat SA*	12,630	84,476
Dino Polska SA 144A*	27,186	856,776
Grupa Lotos SA	3,987	86,606
Jastrzebska Spolka Weglowa SA*	41,611	661,112
KGHM Polska Miedz SA*	13,482	375,729
LPP SA	87	188,643
PGE Polska Grupa Energetyczna SA*	263,002	680,898
Polski Koncern Naftowy ORLEN SA	36,963	940,008
Polskie Gornictwo Naftowe i Gazownictwo SA	527,082	858,701
Powszechna Kasa Oszczednosci Bank Polski SA	29,387	295,294
Powszechny Zaklad Ubezpieczen SA	29,521	311,403
		5,754,636
Portugal — 0.3%
Galp Energia SGPS SA	31,948	511,762
Jeronimo Martins SGPS SA	56,010	826,204
		1,337,966
Qatar — 0.1%
Industries Qatar QSC	1,753	59,763
Qatar Islamic Bank SAQ	662	27,591
Qatar National Bank QPSC	10,822	536,541
		623,895
Russia — 2.6%
Gazprom PJSC ADR	229,274	1,034,943
LUKOIL PJSC ADR	38,603	3,455,509
MMC Norilsk Nickel PJSC ADR	2,418	51,068
Mobile TeleSystems PJSC ADR	178,828	1,351,940
Novatek PJSC GDR	4,011	687,485
Novolipetsk Steel PJSC GDR	20,142	517,045
Rosneft Oil Co. PJSC GDR	27,856	174,936
Sberbank of Russia PJSC ADR	246,818	3,271,976
Severstal PJSC GDR	87,041	1,357,840
Surgutneftegas PJSC ADR	42,924	159,248
Tatneft PJSC ADR	4,768	329,946
		12,391,936
Singapore — 0.1%
Silverlake Axis, Ltd.	490,500	195,440
Slovenia — 0.2%
Nova Ljubljanska Banka dd GDR*	81,886	1,120,639
South Africa — 4.3%
Absa Group, Ltd.	60,235	634,965
Anglo American Platinum, Ltd.	1,950	99,488
AngloGold Ashanti, Ltd. ADR	11,088	145,253
Aspen Pharmacare Holdings, Ltd.	16,694	107,578
Bid Corporation, Ltd.	19,184	396,211
Exxaro Resources, Ltd.	84,098	957,914
FirstRand, Ltd.Δ	272,545	1,189,253
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Foschini Group, Ltd. (The)	20,189	$ 228,073
Gold Fields, Ltd. ADR	212,151	791,323
Growthpoint Properties, Ltd. REIT	197,362	334,026
Imperial Logistics, Ltd.	192,569	799,037
Investec, Ltd.	15,512	90,672
JSE, Ltd.	47,562	435,545
Mondi, Ltd.	25,476	562,851
Mr Price Group, Ltd.	48,434	636,175
MultiChoice Group, Ltd.*	19,659	164,452
Nampak, Ltd.*	977,031	759,753
Naspers, Ltd. N Shares	28,094	6,487,959
Nedbank Group, Ltd.	39,674	690,822
Netcare, Ltd.	46,242	74,833
Old Mutual, Ltd.Δ	1,025,745	1,554,746
Pick n Pay Stores, Ltd.	105,850	487,187
PSG Group, Ltd.	3,782	68,543
Redefine Properties, Ltd. REIT	368,822	247,948
Remgro, Ltd.	16,085	206,526
RMB Holdings, Ltd.	12,295	64,744
Santam, Ltd.	19,607	409,323
Sappi, Ltd.	24,704	114,114
SPAR Group, Ltd. (The)	8,543	113,609
Standard Bank Group, Ltd.	19,110	245,326
Transaction Capital, Ltd.	338,061	417,048
Truworths International, Ltd.Δ	99,047	476,332
		19,991,629
South Korea — 11.5%
Amorepacific Corporation	504	83,697
BGF retail Co., Ltd.	4,194	807,320
BNK Financial Group, Inc.	6,133	36,092
Cheil Worldwide, Inc.	4,183	89,180
Cuckoo Homesys Co., Ltd.	5,678	975,429
Daelim Industrial Co., Ltd.	7,243	615,122
DB Insurance Co., Ltd.	739	44,727
DGB Financial Group, Inc.	8,577	61,734
Doosan Bobcat, Inc.	880	23,956
Hana Financial Group, Inc.	60,241	1,931,788
Hankook Tire Co., Ltd.	17,154	565,957
Hanwha Life Insurance Co., Ltd.	64,561	227,508
HDC Hyundai Development Co-Engineering & Construction	995	44,442
Hyundai Department Store Co., Ltd.	2,373	211,147
Hyundai Engineering & Construction Co., Ltd.	40,062	1,884,689
Hyundai Marine & Fire Insurance Co., Ltd.	14,121	471,488
KB Financial Group, Inc.	28,431	1,048,222
Kolmar Korea Co., Ltd.	5,564	390,181
Korea Electric Power Corporation*	38,378	1,010,926
Korea Gas Corporation	4,619	183,523
Korea Investment Holdings Co., Ltd.	16,698	913,528
Korea Zinc Co., Ltd.	160	65,545
KT Corporation ADR	44,922	558,830
Kumho Petrochemical Co., Ltd.	12,791	1,072,772
LG Chem, Ltd.	3,337	1,075,977
LG Corporation	15,763	1,076,233
LG Electronic, Ltd.	14,780	977,868
LG Household & Health Care, Ltd.	1,671	2,085,990
	Shares	Value
Lotte Shopping Co., Ltd.	2,307	$ 361,771
Medy-Tox, Inc.	1,015	522,329
NAVER Corporation	2,360	257,810
NCSoft Corporation	2,144	936,855
Orange Life Insurance, Ltd. 144A	28,716	910,736
Orion Corporation	4,530	399,084
Osstem Implant Co., Ltd.*	2,653	126,445
POSCO	11,919	2,656,600
Posco International Corporation	5,522	86,350
Samsung Electro-Mechanics Co., Ltd.	5,179	476,791
Samsung Electronics Co., Ltd.	573,405	22,555,311
Samsung Fire & Marine Insurance Co., Ltd.	1,591	421,893
Samsung Life Insurance Co., Ltd.	13,202	978,141
Samsung SDS Co., Ltd.	5,169	1,070,139
Samsung Securities Co., Ltd.	1,709	50,136
SK Hynix, Inc.	53,602	3,503,892
SK Innovation Co., Ltd.	221	34,948
SK Telecom Co., Ltd.	980	217,135
Woori Financial Group, Inc.	12,925	156,567
		54,256,804
Taiwan — 9.0%
Acer, Inc.*	154,000	98,684
Advantech Co., Ltd.	113,000	938,596
Asia Cement Corporation	50,000	65,054
Asustek Computer, Inc.	16,000	115,767
Catcher Technology Co., Ltd.	37,000	284,518
Cathay Financial Holding Co., Ltd.	430,120	627,306
Chailease Holding Co., Ltd.	323,926	1,324,270
China Airlines, Ltd.	1,970,000	630,236
China Development Financial Holding Corporation	1,124,000	375,633
China Life Insurance Co., Ltd.	919,370	780,050
China Steel Corporation	203,000	166,639
Chroma ATE, Inc.	290,000	1,378,466
CTBC Financial Holding Co., Ltd.	1,261,173	836,813
Delta Electronics, Inc.	96,000	495,255
Eva Airways Corporation	494,350	242,199
Evergreen Marine Corporation Taiwan, Ltd.	65,250	25,299
Far Eastern New Century Corporation	301,000	297,382
First Financial Holding Co., Ltd.	1,278,231	875,089
Formosa Chemicals & Fibre Corporation	397,000	1,442,676
Formosa Plastics Corporation	27,000	95,926
Fubon Financial Holding Co., Ltd.	269,000	401,486
Globalwafers Co., Ltd.	57,000	560,374
Hon Hai Precision Industry Co., Ltd.	11,000	26,233
Inventec Corporation	122,000	92,825
Kingpak Technology, Inc.	39,000	241,690
Largan Precision Co., Ltd.	6,000	895,508
Lite-On Technology Corporation	45,000	65,484
Mega Financial Holding Co., Ltd.	37,420	34,056
Nan Ya Plastics Corporation	67,000	171,519
Nanya Technology Corporation	478,928	954,111
Nien Made Enterprise Co., Ltd.	35,000	308,318
Novatek Microelectronics Corporation	6,000	38,546
Phison Electronics Corporation	15,000	146,980

See Notes to Schedule of Investments.

	Shares	Value
Pou Chen Corporation	189,010	$ 230,279
Powertech Technology, Inc.	105,763	249,819
President Chain Store Corporation	213,000	2,097,484
Realtek Semiconductor Corporation	20,000	118,103
Shin Kong Financial Holding Co., Ltd.	3,155,027	929,500
Silergy Corporation	106,000	1,582,064
Taiwan Business Bank	464,000	180,659
Taiwan Cement Corporation	196,000	262,325
Taiwan Cooperative Financial Holding Co., Ltd.	382,130	241,772
Taiwan Semiconductor Manufacturing Co., Ltd.	818,000	6,515,761
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	258,770	10,599,219
Uni-President Enterprises Corporation	742,000	1,800,801
Walsin Technology Corporation	129,000	837,105
Win Semiconductors Corporation	111,000	783,326
Yuanta Financial Holding Co., Ltd.	127,000	72,317
Zhen Ding Technology Holding, Ltd.	221,000	686,222
		42,219,744
Thailand — 2.0%
Advanced Info Service PCL	149,400	866,223
Airports of Thailand PCL	311,600	667,679
Bangkok Bank PCL NVDR	56,970	371,602
Bangkok Dusit Medical Services PCL NVDR	51,900	40,558
Bumrungrad Hospital PCL NVDR	7,800	44,119
Central Pattana PCL NVDR	24,400	56,320
Electricity Generating PCL NVDR	14,300	131,577
Home Product Center PCL NVDR	419,500	202,248
Krung Thai Bank PCL NVDR	579,135	350,383
PTT Exploration & Production PCL	314,700	1,244,520
PTT Exploration & Production PCL NVDR	331,500	1,310,958
PTT Global Chemical PCL NVDR	510,154	1,081,073
PTT PCL NVDR	1,356,000	2,050,985
Thai Oil PCL NVDR	433,662	949,725
		9,367,970
Turkey — 0.8%
Akbank TAS*	1,120,829	1,270,494
BIM Birlesik Magazalar AS	11,511	157,320
Enerjisa Enerji AS 144A	598,306	553,719
Eregli Demir ve Celik Fabrikalari TAS	119,658	195,728
Ford Otomotiv Sanayi AS	20,801	181,988
Haci Omer Sabanci Holding AS	14,604	20,535
Sok Marketler Ticaret AS*	156,970	254,508
TAV Havalimanlari Holding AS	118,566	496,338
Turkcell Iletisim Hizmetleri AS	65,596	142,239
Türkiye Halk Bankasi AS	286,779	328,159
Türkiye Is Bankasi AS Class C	309,900	305,703
		3,906,731
United Arab Emirates — 0.2%
DP World PLC	18,338	293,408
Emaar Development PJSC	664,373	702,105
		995,513
	Shares	Value
United Kingdom — 1.0%
Anglo American PLC	52,947	$ 1,416,111
Antofagasta PLC	73,592	925,910
Ferrexpo PLC	92,433	298,084
NMC Health PLCΔ	24,368	724,898
TBC Bank Group PLC	11,947	240,252
TCS Group Holding PLC GDR	51,955	921,682
		4,526,937
Total Foreign Common Stocks (Cost $404,008,637)		419,959,142
FOREIGN PREFERRED STOCKS — 2.0%
Brazil — 2.0%
Azul SA
0.00%, *	68,800	669,137
Azul SA ADR
0.00%, Δ*	45,963	1,342,579
Banco Bradesco SA
0.00%, 04/02/19*	138,100	1,509,617
Banco Bradesco SA ADR
0.00%, 04/05/19*	58,387	637,002
Braskem SA Class A
6.49%, 04/17/19	22,500	290,491
Cia Brasileira de Distribuicao ADR
0.00%, 04/04/19*	9,629	224,163
Cia Energetica de Minas Gerais
3.25%, 05/02/19	173,100	610,107
Gerdau SA
1.24%, 03/07/19	146,700	566,140
Itau Unibanco Holding SA ADR
0.53%, 04/01/19	116,183	1,023,572
Itausa - Investimentos Itau SA
0.66%, 03/01/19	519,809	1,586,504
Petroleo Brasileiro SA
0.07%, 04/26/19	105,200	747,753
		9,207,065
Colombia — 0.0%
Banco Davivienda SA
2.22%, 09/12/19	20,252	237,584
Total Foreign Preferred Stocks (Cost $8,267,010)		9,444,649
RIGHTS — 0.0%
Xinjiang Goldwind Science & Technology Co., Ltd. Class HΔ (Cost $—)	33,440	13,163
MONEY MARKET FUNDS — 7.1%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	14,952,982	14,952,982
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	4,080,999	4,080,999
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 2.26%Ø	14,324,674	$14,324,674
Total Money Market Funds (Cost $33,358,655)		33,358,655

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $1,991,884)	$2,000,000	1,992,306
TOTAL INVESTMENTS — 100.3% (Cost $454,814,244)		472,352,834
Liabilities in Excess of Other Assets — (0.3)%		(1,565,129)
NET ASSETS — 100.0%		$470,787,705
Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
BIST 30 Index	04/2019	(554)	$ (1,198,818)	$131,971
Bovespa Index	04/2019	(215)	(5,242,730)	20,646
Euro-BTP	04/2019	9	181,433	110
Hang Seng Index	04/2019	41	2,970,299	18,910
HSCEI Index	04/2019	195	14,127,033	84,234
MSCI Taiwan Index	04/2019	27	1,054,890	10,599
SGX MSCI Singapore Index	04/2019	65	1,725,180	9,282
TAIEX	04/2019	2	137,545	1,130
Tel Aviv 35 Index	04/2019	15	630,685	(9,572)
BIST 30 Index	06/2019	(24)	(180,606)	736
FTSE/JSE Top 40 Index	06/2019	(72)	(2,534,091)	(8,305)
KOSPI 200 Index	06/2019	79	4,823,099	5,189
Mexican Bolsa Index	06/2019	(24)	(538,281)	(16,992)
MSCI Emerging Markets E-Mini	06/2019	709	37,484,830	230,449
SET50 Index	06/2019	(93)	(634,985)	(2,254)
WIG 20 Index	06/2019	(93)	(1,123,926)	(5,014)
Total Futures Contracts outstanding at March 31, 2019			$51,681,557	$471,119

See Notes to Schedule of Investments.

Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	U.S. Dollars	11,873,985	Chilean Pesos	7,861,329,000	CITI	$ 322,242
06/19/19	U.S. Dollars	11,561,311	Brazilian Reals	44,285,000	CITI	317,692
06/19/19	U.S. Dollars	21,740,399	South Korean Won	24,377,907,000	CITI	263,950
06/19/19	Indian Rupees	836,650,000	U.S. Dollars	11,711,759	CITI	212,313
06/19/19	U.S. Dollars	7,449,772	South African Rand	106,270,000	CITI	155,936
06/19/19	Russian Rubles	619,651,000	U.S. Dollars	9,270,293	CITI	67,362
06/19/19	U.S. Dollars	2,272,071	Colombian Pesos	7,060,000,000	CITI	67,028
06/19/19	U.S. Dollars	13,138,487	Chinese Offshore Yuan	87,944,600	CITI	60,251
06/19/19	U.S. Dollars	2,776,184	Mexican Pesos	54,062,000	CITI	26,841
06/19/19	Mexican Pesos	97,492,907	U.S. Dollars	4,933,108	CITI	24,929
06/19/19	U.S. Dollars	1,184,200	Czech Republic Koruna	26,700,000	CITI	21,270
06/19/19	U.S. Dollars	1,183,819	Russian Rubles	77,450,000	CITI	16,709
06/19/19	U.S. Dollars	846,430	Thai Baht	26,521,000	CITI	8,969
06/19/19	U.S. Dollars	2,757,821	Singapore Dollars	3,720,000	CITI	8,747
06/19/19	U.S. Dollars	648,112	Indonesian Rupiahs	9,260,929,212	CITI	6,107
06/19/19	U.S. Dollars	322,557	Polish Zloty	1,217,000	CITI	4,770
06/19/19	U.S. Dollars	2,021,187	Taiwan Dollars	62,033,984	CITI	4,706
06/19/19	U.S. Dollars	663,586	Israeli Shekels	2,382,000	CITI	4,172
06/19/19	U.S. Dollars	400,916	Indian Rupees	27,966,000	CITI	2,340
06/19/19	U.S. Dollars	3,127,437	Hong Kong Dollars	24,475,600	CITI	1,936
06/19/19	Philippine Pesos	4,000,000	U.S. Dollars	75,026	CITI	346
06/19/19	Thai Baht	1,600,000	U.S. Dollars	50,340	CITI	183
06/19/19	U.S. Dollars	11,400	Euro	10,000	CITI	105
06/19/19	South African Rand	2,197,000	U.S. Dollars	150,722	CITI	69
06/19/19	Indonesian Rupiahs	1,592,185,000	U.S. Dollars	110,354	CITI	22
06/19/19	Hong Kong Dollars	3,955,000	U.S. Dollars	505,032	CITI	17
06/19/19	U.S. Dollars	3,011	Peruvian Nuevo Soles	10,000	CITI	7
Subtotal Appreciation						$1,599,019
06/19/19	U.S. Dollars	210,302	Hong Kong Dollars	1,647,000	CITI	$ (17)
06/19/19	U.S. Dollars	918	Indian Rupees	66,000	CITI	(23)
06/19/19	Peruvian Nuevo Soles	609,874	U.S. Dollars	183,194	CITI	(23)
06/19/19	Israeli Shekels	39,000	U.S. Dollars	10,866	CITI	(70)
06/19/19	U.S. Dollars	448,336	Taiwan Dollars	13,811,016	CITI	(606)
06/19/19	U.S. Dollars	182,598	Thai Baht	5,802,000	CITI	(613)
06/19/19	U.S. Dollars	1,019,078	Singapore Dollars	1,380,000	CITI	(739)
06/19/19	Chinese Offshore Yuan	11,788,000	U.S. Dollars	1,753,738	CITI	(744)
06/19/19	U.S. Dollars	236,743	Russian Rubles	15,801,000	CITI	(1,365)
06/19/19	Thai Baht	6,230,000	U.S. Dollars	198,096	CITI	(1,369)
06/19/19	Chilean Pesos	29,116,000	U.S. Dollars	44,281	CITI	(1,497)
06/19/19	U.S. Dollars	587,582	South African Rand	8,600,000	CITI	(2,679)
06/19/19	Euro	310,000	U.S. Dollars	354,478	CITI	(4,342)
06/19/19	U.S. Dollars	1,914,778	Indonesian Rupiahs	27,700,000,000	CITI	(5,497)
06/19/19	U.S. Dollars	1,541,429	Brazilian Reals	6,100,000	CITI	(7,314)
06/19/19	South Korean Won	1,615,253,000	U.S. Dollars	1,432,865	CITI	(9,859)
06/19/19	Czech Republic Koruna	30,800,000	U.S. Dollars	1,362,332	CITI	(20,825)
06/19/19	Singapore Dollars	7,670,000	U.S. Dollars	5,689,891	CITI	(21,775)
06/19/19	U.S. Dollars	3,018,444	Chinese Offshore Yuan	20,445,400	CITI	(21,990)
06/19/19	Hong Kong Dollars	171,030,000	U.S. Dollars	21,867,472	CITI	(27,163)
06/19/19	Colombian Pesos	6,830,000,000	U.S. Dollars	2,174,124	CITI	(40,916)
06/19/19	South African Rand	27,172,000	U.S. Dollars	1,907,410	CITI	(42,462)
06/19/19	Hungarian Forint	505,656,000	U.S. Dollars	1,825,164	CITI	(48,773)
06/19/19	Indian Rupees	569,000,000	U.S. Dollars	8,159,028	CITI	(49,547)
06/19/19	Polish Zloty	22,191,000	U.S. Dollars	5,845,221	CITI	(50,645)
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	(55,387)
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	Philippine Pesos	264,490,000	U.S. Dollars	5,041,400	CITI	$ (57,597)
06/19/19	Brazilian Reals	8,924,000	U.S. Dollars	2,359,652	CITI	(93,918)
06/19/19	Mexican Pesos	375,823,093	U.S. Dollars	19,237,296	CITI	(124,677)
Subtotal Depreciation						$(692,432)
Total Foreign Currency Contracts outstanding at March 31, 2019						$ 906,587
Swap agreements outstanding at March 31, 2019:
Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Poland Index, Floating financing rate: 1-Month WIBOR + 0.15% (Monthly)	06/19/2019	GSC	PLN	402,051	$ 428	$ —	$ 428
MSCI Thailand Index, Floating financing rate: 1-Month ICE LIBOR USD + 0.20% (Monthly)	06/19/2019	GSC	USD	11,056	10	—	10
Subtotal Appreciation					$ 438	$ —	$ 438

MSCI Brazil Index, Floating financing rate: Brazil Cetip DI Interbank Deposit Rate (Monthly)	06/19/2019	GSC	BRL	250,848	$ (89)	$ —	$ (89)
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa JIBAR - 0.50% (Monthly)	06/19/2019	GSC	ZAR	1,667,573	(1,098)	—	(1,098)
MSCI Mexico Index, Floating financing rate: 28-Day Mexico Interbank TIIE (Monthly)	06/19/2019	GSC	MXN	2,595,808	(2,874)	—	(2,874)
MSCI Daily TR Net Israel USD Index, Floating financing rate: 1-Month ICE LIBOR USD + 0.25%	06/19/2019	GSC	USD	289,342	(3,321)	—	(3,321)
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR + 0.15%	06/19/2019	GSC	HKD	2,515,262,370	(14,350)	—	(14,350)
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa JIBAR - 0.50% (Monthly)	06/19/2019	GSC	ZAR	34,386,449	(15,383)	—	(15,383)
Subtotal Depreciation					$(37,115)	$ —	$(37,115)
Net Total Return Swaps outstanding March 31, 2019					$(36,677)	$ —	$(36,677)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$ 7,584,919	$ 7,584,919	$ —	$ —
Foreign Common Stocks:
Qatar	623,895	—	623,895	—
United Arab Emirates	995,513	293,408	702,105	—
Other ^^	418,339,734	418,339,734	—	—
Total Foreign Common Stocks	419,959,142	418,633,142	1,326,000	—
Foreign Preferred Stocks	9,444,649	9,444,649	—	—
Money Market Funds	33,358,655	33,358,655	—	—
Rights	13,163	—	13,163	—
U.S. Treasury Obligation	1,992,306	—	1,992,306	—
Total Assets - Investments in Securities	$472,352,834	$469,021,365	$3,331,469	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 1,599,019	$ —	$1,599,019	$ —
Futures Contracts	513,256	513,256	—	—
Swap Agreements	438	—	438	—
Total Assets - Other Financial Instruments	$ 2,112,713	$ 513,256	$1,599,457	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$ (692,432)	$ —	$ (692,432)	$ —
Futures Contracts	(42,137)	(42,137)	—	—
Swap Agreements	(37,115)	—	(37,115)	—
Total Liabilities - Other Financial Instruments	$ (771,684)	$ (42,137)	$ (729,547)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended March 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2019.
See Notes to Schedule of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 51.6%
Real Estate — 51.6%
Acadia Realty Trust REIT	3,795	$ 103,490
Agree Realty Corporation REITΔ	38,453	2,666,331
Alexandria Real Estate Equities, Inc. REIT	22,730	3,240,389
American Campus Communities, Inc. REIT	61,764	2,938,731
Americold Realty Trust REITΔ	100,779	3,074,767
Apartment Investment & Management Co. Class A REIT	73,147	3,678,555
AvalonBay Communities, Inc. REIT	11,660	2,340,512
Boston Properties, Inc. REIT	12,030	1,610,576
Brixmor Property Group, Inc. REIT	61,816	1,135,560
CareTrust REIT Inc.	43,401	1,018,187
CoreSite Realty Corporation REIT	10,618	1,136,338
Cousins Properties, Inc. REIT	82,070	792,796
Crown Castle International Corporation REIT	9,946	1,273,088
CubeSmart REIT	103,267	3,308,675
CyrusOne, Inc. REITΔ	37,559	1,969,594
Digital Realty Trust, Inc. REITΔ	2,874	342,006
Douglas Emmett, Inc. REIT	41,702	1,685,595
Duke Realty Corporation REIT	42,930	1,312,799
Empire State Realty Trust, Inc. Class A REIT	54,305	858,019
Equinix, Inc. REIT	3,818	1,730,165
Equity LifeStyle Properties, Inc. REIT	26,212	2,996,032
Equity Residential REIT	86,864	6,542,597
Essential Properties Realty Trust, Inc. REIT	94,942	1,853,268
Essex Property Trust, Inc. REIT	11,397	3,296,468
Extra Space Storage, Inc. REIT	42,132	4,293,672
Four Corners Property Trust, Inc. REIT	33,413	989,025
HCP, Inc. REITΔ	127,958	4,005,085
Host Hotels & Resorts, Inc. REIT	83,536	1,578,830
Hudson Pacific Properties, Inc. REIT	27,891	960,008
Invitation Homes, Inc. REIT	68,451	1,665,413
JBG SMITH Properties REIT	37,419	1,547,276
Kilroy Realty Corporation REITΔ	31,244	2,373,294
Kimco Realty Corporation REIT	110,028	2,035,518
Liberty Property Trust REIT	54,069	2,618,021
Macerich Co. (The) REIT	13,960	605,166
Medical Properties Trust, Inc. REIT	84,898	1,571,462
Mid-America Apartment Communities, Inc. REIT	24,524	2,681,209
National Retail Properties, Inc. REIT	26,572	1,471,823
Omega Healthcare Investors, Inc. REIT	30,157	1,150,490
Paramount Group, Inc. REIT	78,966	1,120,528
Pebblebrook Hotel Trust REITΔ	37,504	1,164,874
Physicians Realty Trust REIT	156,523	2,944,198
Prologis, Inc. REIT	92,493	6,654,871
Public Storage REIT	4,597	1,001,135
Realty Income Corporation REITΔ	23,505	1,729,028
Regency Centers Corporation REIT	57,474	3,878,920
Rexford Industrial Realty, Inc. REIT	59,777	2,140,614
	Shares	Value
Ryman Hospitality Properties, Inc. REIT	27,752	$ 2,282,324
Sabra Health Care REIT, Inc.	22,001	428,359
Simon Property Group, Inc. REIT	46,484	8,469,850
SITE Centers Corporation REIT	64,411	877,278
STAG Industrial, Inc. REIT	27,980	829,607
STORE Capital Corporation REIT	118,536	3,970,956
Sunstone Hotel Investors, Inc. REITΔ	69,678	1,003,363
Vornado Realty Trust REIT	28,968	1,953,602
Welltower, Inc. REIT	78,430	6,086,168
		126,986,505
Total Common Stocks (Cost $116,092,929)		126,986,505
FOREIGN COMMON STOCKS — 44.7%
Australia — 4.6%
Dexus REIT	159,230	1,440,401
Goodman Group REIT	273,241	2,590,097
GPT Group (The) REIT	434,802	1,917,221
Ingenia Communities Group REIT	123,430	264,677
Mirvac Group REIT	901,255	1,759,824
Scentre Group REIT	934,787	2,727,994
Vicinity Centres REIT	323,221	596,708
		11,296,922
Austria — 0.2%
CA Immobilien Anlagen AG	12,499	451,468
Belgium — 0.2%
VGP NV	1,856	146,154
Warehouses De Pauw CVA REIT	2,332	374,077
		520,231
Canada — 2.8%
Allied Properties Real Estate Investment Trust	26,783	988,066
Canadian Apartment Properties REIT	65,828	2,530,463
First Capital Realty, Inc.	39,771	636,884
Granite Real Estate Investment Trust	19,224	918,511
SmartCentres Real Estate Investment Trust	70,184	1,838,696
		6,912,620
France — 0.8%
Gecina SA REIT	12,424	1,836,847
Germany — 4.2%
ADLER Real Estate AG	34,747	512,164
alstria office REIT-AG	48,062	781,746
Aroundtown SA	69,893	576,258
Deutsche Wohnen SE	65,813	3,191,487
Vonovia SE	102,959	5,338,145
		10,399,800
Guernsey, C.I. — 0.1%
PPHE Hotel Group, Ltd.	9,559	204,804
Hong Kong — 7.6%
Champion REIT	538,829	466,759
CK Asset Holdings, Ltd.	502,404	4,467,264

See Notes to Schedule of Investments.

	Shares	Value
Henderson Land Development Co., Ltd.	129,178	$ 821,150
Lifestyle International Holdings, Ltd.	211,641	366,667
Link REIT	408,904	4,781,863
New World Development Co., Ltd.	1,182,868	1,961,916
Sino Land Co., Ltd.	762,000	1,473,533
Sun Hung Kai Properties, Ltd.	189,182	3,246,239
Swire Properties, Ltd.	186,059	799,940
Wheelock & Co., Ltd.	50,060	366,684
		18,752,015
Ireland — 0.6%
Cairn Homes PLC*	175,206	281,049
Green REIT PLC	352,559	598,761
Hibernia REIT PLC	128,080	192,810
Hibernia REIT PLC REIT	152,962	229,238
Irish Residential Properties REIT PLC	138,002	246,138
		1,547,996
Japan — 10.9%
Activia Properties, Inc. REIT	119	493,909
Comforia Residential REIT, Inc.	256	701,038
Daibiru Corporation	45,600	432,013
Daiwa House REIT Investment Corporation	372	824,690
Frontier Real Estate Investment Corporation REIT	233	976,527
Global One Real Estate Investment Corporation REITΔ	1,483	1,780,991
GLP J-REIT	1,217	1,303,419
Invincible Investment Corporation REIT	1,541	753,606
Japan Logistics Fund, Inc. REITΔ	499	1,057,612
Japan Real Estate Investment Corporation REIT	87	512,596
Kenedix Office Investment Corporation REIT	77	534,269
MCUBS MidCity Investment Corporation REIT	696	639,292
Mitsubishi Estate Co., Ltd.	333,910	6,042,195
Mitsui Fudosan Co., Ltd.	147,144	3,694,200
Mitsui Fudosan Logistics Park, Inc. REIT	138	441,406
Mori Hills Investment Corporation REITΔ	1,094	1,468,801
Mori Trust Sogo REIT, Inc.	372	577,988
Nippon Building Fund, Inc. REIT	106	717,315
Orix JREIT, Inc.	438	751,275
Premier Investment Corporation REIT	1,329	1,673,991
Sumitomo Realty & Development Co., Ltd.	16,708	691,355
Tokyo Tatemono Co., Ltd.	26,700	326,914
XYMAX REIT Investment CorporationΔ	391	432,524
		26,827,926
Netherlands — 2.0%
InterXion Holding NV*	6,504	434,012
	Shares	Value
Unibail-Rodamco-Westfield REITΔ	27,772	$4,552,735
		4,986,747
Norway — 0.2%
Entra ASA 144A	19,202	289,868
Selvaag Bolig ASA	39,052	194,695
		484,563
Singapore — 2.7%
CapitaLand Commercial Trust REIT	1,042,893	1,492,870
City Developments, Ltd.Δ	89,111	595,059
Far East Hospitality Trust	534,632	276,143
Hongkong Land Holdings, Ltd.	265,700	1,889,127
Mapletree Commercial Trust REIT	258,025	359,836
Mapletree Logistics Trust REIT	1,436,300	1,547,314
UOL Group, Ltd.	100,400	514,872
		6,675,221
Spain — 1.0%
Inmobiliaria Colonial Socimi SA REIT	34,573	355,439
Lar Espana Real Estate Socimi SA REIT	32,039	267,392
Merlin Properties Socimi SA REIT	144,724	1,893,745
		2,516,576
Sweden — 1.5%
Castellum ABΔ	68,685	1,332,359
Fabege AB	135,875	1,972,952
Samhallsbyggnadsbolaget i Norden ABΔ	221,480	267,759
		3,573,070
Switzerland — 0.9%
PSP Swiss Property AG	5,311	577,103
Swiss Prime Site AG*	17,310	1,516,744
		2,093,847
United Kingdom — 4.4%
Assura PLC REIT	586,545	438,505
British Land Co. PLC (The) REIT	228,103	1,749,877
Capital & Counties Properties PLC	84,519	264,857
Derwent London PLC REIT	22,871	960,078
Grainger PLC	407,517	1,255,803
Great Portland Estates PLC REIT	77,151	750,123
Hammerson PLC REIT	59,244	259,111
Intu Properties PLC REIT	158,734	220,388
Primary Health Properties PLC REIT	192,145	324,837
PRS REIT PLC (The)	378,544	487,118
Safestore Holdings PLC REIT	35,297	274,226
Segro PLC REIT	254,416	2,231,406
Shaftesbury PLC REIT	21,368	244,911
Tritax EuroBox PLC REIT 144A	193,596	245,398
UNITE Group PLC (The) REIT	55,962	668,745
Urban & Civic PLC	136,391	484,964
Warehouse Reit PLC	30,342	40,704
See Notes to Schedule of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Workspace Group PLC REIT	2,139	$ 27,191
		10,928,242
Total Foreign Common Stocks (Cost $102,271,145)		110,008,895
MONEY MARKET FUNDS — 6.0%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø∞	7,625,860	7,625,860
Northern Institutional Liquid Assets Portfolio (Shares), 2.47%Ø§	7,154,962	7,154,962
Total Money Market Funds (Cost $14,780,822)		14,780,822

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.48%, 05/30/19Ω‡‡ (Cost $398,377)	$400,000	$ 398,461
TOTAL INVESTMENTS — 102.4% (Cost $233,543,273)		252,174,683
Liabilities in Excess of Other Assets — (2.4)%		(5,943,700)
NET ASSETS — 100.0%		$246,230,983

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	06/2019	51	$ 9 ,695,100	$ 110,904
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$126,986,505	$126,986,505	$ —	$ —
Foreign Common Stocks	110,008,895	110,008,895	—	—
Money Market Funds	14,780,822	14,780,822	—	—
U.S. Treasury Obligation	398,461	—	398,461	—
Total Assets - Investments in Securities	$252,174,683	$251,776,222	$398,461	$ —
Other Financial Instruments***
Futures Contracts	$ 110,904	$ 110,904	$ —	$ —
Total Assets - Other Financial Instruments	$ 110,904	$ 110,904	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
	Par	Value
AGENCY OBLIGATION — 2.0%
Federal Home Loan Bank
1.38%, 05/28/19 (Cost $7,986,027)	$8,000,000	$7,986,648
CORPORATE BONDS — 20.6%
AES Corporation
4.88%, 05/15/23	1,000,000	1,016,250
Aircastle, Ltd.
6.25%, 12/01/19	700,000	712,918
Ally Financial, Inc.
3.75%, 11/18/19	1,925,000	1,934,625
AMC Networks, Inc.
4.75%, 12/15/22	500,000	505,000
Amgen, Inc.
4.10%, 06/15/21	1,000,000	1,029,360
APX Group, Inc.
7.88%, 12/01/22	2,400,000	2,417,760
Aramark Services, Inc.
5.13%, 01/15/24	250,000	257,188
Berry Global, Inc.
5.50%, 05/15/22	542,000	552,162
CalAtlantic Group, Inc.
6.63%, 05/01/20	1,250,000	1,287,500
Calpine Corporation
6.00%, 01/15/22 144A	2,900,000	2,943,500
CCO Holdings LLC
5.25%, 03/15/21	750,000	753,754
5.25%, 09/30/22	1,500,000	1,530,937
Choice Hotels International, Inc.
5.75%, 07/01/22	395,000	422,200
Clean Harbors, Inc.
5.13%, 06/01/21	700,000	703,500
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 144A	750,000	796,875
CNH Industrial Capital LLC
4.38%, 04/05/22	1,750,000	1,799,175
Colfax Corporation
6.00%, 02/15/24 144A	500,000	522,500
CyrusOne LP/CyrusOne Finance Corporation REIT
5.00%, 03/15/24	250,000	255,938
DaVita, Inc.
5.75%, 08/15/22	1,500,000	1,531,875
DISH DBS Corporation
7.88%, 09/01/19	500,000	507,500
5.13%, 05/01/20	2,500,000	2,521,875
Dollar Tree, Inc.
3.70%, 05/15/23	500,000	507,337
Equinix, Inc. REIT
5.38%, 01/01/22	1,000,000	1,028,750
5.38%, 04/01/23	3,000,000	3,063,750
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,735,000	1,727,925
	Par	Value
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 144A	$1,072,000	$1,078,980
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	1,000,000	1,020,274
GameStop Corporation
6.75%, 03/15/21 144A	500,000	505,000
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23	450,000	450,563
Group 1 Automotive, Inc.
5.00%, 06/01/22	1,000,000	1,006,250
Herc Rentals, Inc.
7.50%, 06/01/22 144A	218,000	227,810
7.75%, 06/01/24 144A	500,000	531,875
Hill-Rom Holdings, Inc.
5.75%, 09/01/23 144A	500,000	517,500
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,077,510
International Lease Finance Corporation
6.25%, 05/15/19	1,000,000	1,003,685
Iron Mountain, Inc. REIT
6.00%, 08/15/23	2,000,000	2,057,500
John Deere Capital Corporation
2.15%, 09/08/22	1,250,000	1,229,811
(Floating, ICE LIBOR USD 3M + 0.48%), 3.07%, 09/08/22†	250,000	250,019
KGA Escrow LLC
7.50%, 08/15/23 144A	500,000	509,375
Kinder Morgan, Inc.
3.15%, 01/15/23	2,000,000	2,004,997
Lamar Media Corporation
5.00%, 05/01/23	1,000,000	1,018,750
Laredo Petroleum, Inc.
5.63%, 01/15/22	1,000,000	918,750
Lennar Corporation
4.75%, 04/01/21	1,000,000	1,021,250
LSB Industries, Inc.
9.63%, 05/01/23 144A	750,000	780,150
Michaels Stores, Inc.
5.88%, 12/15/20 144A	1,000,000	1,002,500
Murphy Oil USA, Inc.
6.00%, 08/15/23	890,000	915,587
NCR Corporation
5.88%, 12/15/21	250,000	255,138
Newmark Group, Inc.
6.13%, 11/15/23	500,000	515,784
Nexstar Broadcasting, Inc.
5.88%, 11/15/22	250,000	257,188
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,029,000	1,047,007
Nielsen Co Luxembourg S.a.r.l. (The)
5.50%, 10/01/21 144A	1,755,000	1,763,775
Outfront Media Capital LLC
5.25%, 02/15/22	500,000	506,875

See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	$ 500,000	$ 514,375
Party City Holdings, Inc.
6.13%, 08/15/23 144A	3,000,000	3,045,000
Penske Automotive Group, Inc.
5.75%, 10/01/22	2,250,000	2,297,812
Penske Truck Leasing Co. LP
2.70%, 03/14/23 144A	750,000	733,292
Prime Security Services Borrower LLC
9.25%, 05/15/23 144A	2,602,000	2,738,605
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,015,000
Realogy Group LLC
5.25%, 12/01/21 144A	3,175,000	3,202,781
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	484,554	485,765
6.88%, 02/15/21	1,386,149	1,393,080
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,000,000	1,038,994
SBA Communications Corporation REIT
4.88%, 07/15/22	1,500,000	1,524,375
Sinclair Television Group, Inc.
6.13%, 10/01/22	775,000	790,500
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	1,250,000	1,248,437
Sunoco LP
4.88%, 01/15/23	1,000,000	1,018,400
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	1,500,000	1,504,200
T-Mobile USA, Inc.
6.50%, 01/15/24	2,500,000	2,603,125
United Rentals North America, Inc.
4.63%, 07/15/23	250,000	254,844
Univision Communications, Inc.
6.75%, 09/15/22 144A	400,000	408,000
5.13%, 05/15/23 144A	500,000	475,938
XPO Logistics, Inc.
6.75%, 08/15/24 144A	1,500,000	1,533,750
Total Corporate Bonds (Cost $82,115,305)		81,630,330
FOREIGN BONDS — 2.9%
Argentina — 0.0%
Bonos De La Nacion Argentina En Moneda Dua
4.50%, 06/21/19	150,000	148,123
Canada — 1.1%
1011778 BC ULC
4.63%, 01/15/22 144A	750,000	755,408
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	1,500,000	1,590,750
	Par	Value
Brookfield Residential Properties, Inc.
6.50%, 12/15/20 144A	$ 1,969,000	$ 1,971,461
Quebecor Media, Inc.
5.75%, 01/15/23	250,000	261,875
		4,579,494
China — 0.3%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	1,000,000	1,027,400
Ireland — 0.4%
Fly Leasing, Ltd.
6.38%, 10/15/21	1,500,000	1,522,500
South Africa — 0.5%
Republic of South Africa Government Bond
10.50%, 12/21/26(S)	16,110,000	1,232,527
8.00%, 01/31/30(S)	1,440,000	92,061
7.00%, 02/28/31(S)	5,420,000	314,992
8.50%, 01/31/37(S)	7,170,000	446,521
		2,086,101
United Kingdom — 0.6%
United Kingdom Gilt
4.50%, 09/07/34(U)	1,220,000	2,287,191
Total Foreign Bonds (Cost $11,629,338)		11,650,809
LOAN AGREEMENTS — 1.2%
APX Group, Inc., Initial Loan
(Floating, ICE LIBOR USD 1M + 5.00%), 7.50%, 04/01/24†	993,827	972,092
(Floating, Prime Rate U.S. 3M + 4.00%, 1.00% Floor), 9.50%, 04/01/24†	1,173	1,147
Asurion LLC Replacement B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 6.50%), 9.00%, 08/04/25†	3,000,000	3,048,435
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.49%, 03/11/22†	982,143	883,443
Total Loan Agreements (Cost $4,936,848)		4,905,117
MORTGAGE-BACKED SECURITIES — 0.5%
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.52%, 09/15/43† IO	671,526	100,842
Federal Home Loan Mortgage Corporation REMIC, Series 4286
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.52%, 12/15/43† IO	401,832	63,035

See Notes to Schedule of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4320
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.62%, 07/15/39† IO	$1,941,703	$ 282,384
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.52%, 05/15/46† IO	1,677,395	286,132
Federal National Mortgage Association REMIC, Series 2012-115
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.61%, 10/25/42† IO	761,437	135,828
Federal National Mortgage Association REMIC, Series 2016-69
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.61%, 10/25/46† IO	875,330	129,035
Government National Mortgage Association, Series 2010-85
(Floating, 5.94% - ICE LIBOR USD 1M, 5.94% Cap), 3.45%, 07/20/40† IO	279,275	44,291
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 3.21%, 08/20/45† IO	394,637	47,833
(Floating, 5.71% - ICE LIBOR USD 1M, 5.71% Cap), 3.22%, 08/20/45† IO	1,969,357	258,005
Government National Mortgage Association, Series 2015-126
4.00%, 09/20/45 IO	2,582,987	416,052
Government National Mortgage Association, Series 2015-57
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.11%, 04/20/45† IO	652,546	76,750
Total Mortgage-Backed Securities (Cost $1,769,383)		1,840,187

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.2%
Call Option — 0.0%
Bristol-Myers Squibb Co., Strike Price $52.50, Expires 06/21/19 (JPM)	188	$ 896,948	14,476
Put Options — 0.2%
Coty, Inc., Strike Price $15.00, Expires 05/17/19 (Cowen)	932	1,071,800	356,490
Russell 2000 Index, Strike Price $1,580.00, Expires 06/21/19 (JPM)	18	2,771,530	118,890
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,785.00, Expires 04/18/19 (JPM)	120	$34,012,800	$183,600
			658,980
Total Purchased Options (Premiums paid $884,198)			673,456

	Par
U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Bills
2.29%, 04/16/19Ω	$ 8,000,000	7,992,128
2.39%, 04/23/19Ω	13,000,000	12,981,059
2.38%, 04/30/19Ω	8,250,000	8,234,119
2.36%, 05/07/19Ω	8,000,000	7,980,952
2.38%, 05/16/19Ω	8,000,000	7,976,424
2.40%, 05/21/19Ω	2,500,000	2,491,970
2.36%, 07/18/19Ω	15,917,000	15,804,483
		63,461,135
U.S. Treasury Inflationary Indexed Bonds
0.75%, 07/15/28	10,760,000	11,031,350
U.S. Treasury Notes
1.25%, 04/30/19	16,200,000	16,191,090
1.00%, 10/15/19	15,200,000	15,081,546
1.38%, 12/15/19	13,550,000	13,450,489
1.63%, 12/31/19	16,150,000	16,051,267
		60,774,392
Total U.S. Treasury Obligations (Cost $134,919,377)		135,266,877

	Shares
COMMON STOCKS — 16.5%
Communication Services — 1.7%
CBS Corporation Class B (Non-Voting Shares)‡‡	24,742	1,175,987
Fox Corporation Class A*	26,983	990,534
T-Mobile US, Inc.‡‡ *	23,183	1,601,945
Tribune Media Co. Class A	47,345	2,184,498
Verizon Communications, Inc.	8,936	528,386
Zayo Group Holdings, Inc.*	12,695	360,792
		6,842,142
Consumer Discretionary — 1.2%
Home Depot, Inc. (The)	3,855	739,736
Lennar Corporation Class A	7,231	354,970
Lululemon Athletica, Inc.‡ *	3,566	584,360
Marriott International, Inc. Class A	4,561	570,536
Marriott Vacations Worldwide Corporation‡‡	5,032	470,492
O’Reilly Automotive, Inc.*	1,944	754,855
Royal Caribbean Cruises, Ltd.	6,789	778,155
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Wyndham Hotels & Resorts, Inc.	11,855	$ 592,631
		4,845,735
Consumer Staples — 1.2%
Colgate-Palmolive Co.	11,245	770,732
Coty, Inc. Class A‡	74,623	858,165
Mondelez International, Inc. Class A	19,774	987,118
PepsiCo, Inc.‡‡	8,682	1,063,979
Walmart, Inc.‡‡	9,317	908,687
		4,588,681
Energy — 0.5%
Chevron Corporation	11,803	1,453,894
Marathon Petroleum Corporation	8,366	500,705
		1,954,599
Financials — 0.8%
Bank of America Corporation‡‡	76,944	2,122,885
CM Seven Star Acquisition Corporation*	39,791	411,041
Constellation Alpha Capital Corporation*	15,947	164,095
Navigators Group, Inc. (The)	5,245	366,468
SunTrust Banks, Inc.	1,520	90,060
		3,154,549
Health Care — 2.2%
Celgene Corporation*	52,359	4,939,548
Danaher Corporation	12,545	1,656,191
Johnson & Johnson‡‡	8,918	1,246,647
Pacific Biosciences of California, Inc.*	48,309	349,274
WellCare Health Plans, Inc.*	1,651	445,358
		8,637,018
Industrials — 1.7%
Boeing Co. (The)	3,584	1,367,009
General Electric Co.	152,260	1,521,077
Harris Corporation	6,732	1,075,168
Honeywell International, Inc.‡‡	6,650	1,056,818
Jacobs Engineering Group, Inc.	7,585	570,316
Resideo Technologies, Inc.*	22,353	431,189
United Technologies Corporation	6,013	775,016
Wabtec Corporation	308	22,706
		6,819,299
Information Technology — 5.3%
Apple, Inc.‡‡	3,550	674,323
Broadcom, Inc.‡‡	3,261	980,615
Cloudera, Inc.*	14,611	159,844
Ellie Mae, Inc.*	5,247	517,826
Entegris, Inc.	15,198	542,417
First Data Corporation Class A*	175,325	4,605,788
Integrated Device Technology, Inc.‡‡ *	14,300	682,921
International Business Machines Corporation	10,605	1,496,365
KLA-Tencor Corporation	4,950	591,080
Luxoft Holding, Inc.*	33,337	1,957,215
Microsoft Corporation‡‡	11,566	1,364,094
	Shares	Value
Red Hat, Inc.*	20,635	$ 3,770,014
Versum Materials, Inc.	19,812	996,742
Worldpay, Inc. Class A*	21,902	2,485,877
		20,825,121
Materials — 1.2%
Alcoa Corporation*	18,420	518,707
Bemis Co., Inc.‡‡	52,940	2,937,111
DowDuPont, Inc. ‡	18,369	979,251
International Flavors & Fragrances, Inc.	2,840	365,764
		4,800,833
Real Estate — 0.7%
Digital Realty Trust, Inc. REIT	5,516	656,404
Equinix, Inc. REIT	1,758	796,655
InfraREIT, Inc.	25,260	529,702
MedEquities Realty Trust, Inc. REIT	68,480	762,183
		2,744,944
Total Common Stocks (Cost $62,223,226)		65,212,921
FOREIGN COMMON STOCKS — 1.8%
Canada — 0.5%
Goldcorp, Inc.	178,533	2,042,417
Israel — 0.6%
Mellanox Technologies, Ltd.*	20,738	2,454,550
Netherlands — 0.3%
NXP Semiconductor NV‡‡	9,888	874,000
United Kingdom — 0.4%
Royal Dutch Shell PLC ADR	25,291	1,582,964
Total Foreign Common Stocks (Cost $6,912,484)		6,953,931
MUTUAL FUNDS — 0.3%
Altaba, Inc. (Cost $1,044,750)	14,392	1,066,735
MONEY MARKET FUNDS — 17.7%
GuideStone Money Market Fund, 2.35% (Institutional Class)Ø ∞	12,907,366	12,907,366
Northern Institutional U.S. Government Portfolio (Shares), 2.26%Ø	56,947,536	56,947,536
Total Money Market Funds (Cost $69,854,902)		69,854,902
TOTAL INVESTMENTS — 97.9% (Cost $384,275,838)		387,041,913
COMMON STOCKS SOLD SHORT — (5.9)%
Communication Services — (0.1)%
Netflix, Inc. *	(737)	(262,785)
Consumer Discretionary — (0.5)%
General Motors Co.	(27,762)	(1,029,970)
Starbucks Corporation	(15,444)	(1,148,107)
		(2,178,077)

See Notes to Schedule of Investments.

	Shares	Value
Financials — (0.2)%
BB&T Corporation	(1,968)	$ (91,571)
Morgan Stanley	(13,585)	(573,287)
		(664,858)
Health Care — (0.4)%
Bristol-Myers Squibb Co. ‡	(25,054)	(1,195,326)
Centene Corporation *	(5,579)	(296,245)
		(1,491,571)
Industrials — (1.0)%
3M Co.	(3,308)	(687,336)
Caterpillar, Inc.	(7,383)	(1,000,323)
FedEx Corporation	(2,350)	(426,314)
Lockheed Martin Corporation	(1,708)	(512,673)
Rockwell Automation, Inc.	(3,548)	(622,532)
United Parcel Service, Inc. Class B	(7,349)	(821,177)
		(4,070,355)
Information Technology — (2.7)%
Fidelity National Information Services, Inc.	(20,197)	(2,284,281)
Fiserv, Inc. *	(54,127)	(4,778,332)
Intel Corporation	(16,892)	(907,100)
KLA-Tencor Corporation	(4,950)	(591,079)
Oracle Corporation	(12,108)	(650,321)
QUALCOMM, Inc. ‡‡	(6,411)	(365,619)
Texas Instruments, Inc.	(9,498)	(1,007,453)
		(10,584,185)
Materials — (0.7)%
Newmont Mining Corporation	(58,905)	(2,107,032)
Nucor Corporation	(6,188)	(361,070)
PPG Industries, Inc.	(3,279)	(370,100)
		(2,838,202)
Real Estate — (0.3)%
Kimco Realty Corporation REIT	(28,457)	(526,455)
Omega Healthcare Investors, Inc. REIT	(16,081)	(613,490)
		(1,139,945)
Total Common Stocks Sold Short (Proceeds $(22,181,157))		(23,229,978)
FOREIGN COMMON STOCKS SOLD SHORT — (1.3)%
Australia — (0.7)%
Amcor, Ltd.	(251,846)	(2,752,090)
Canada — (0.2)%
Enbridge, Inc.	(27,497)	(997,041)
China — (0.2)%
Alibaba Group Holding, Ltd. ADR *	(3,487)	(636,203)
Ireland — (0.2)%
Eaton Corporation PLC	(2,945)	(237,250)
Johnson Controls International PLC	(19,431)	(717,781)
		(955,031)
Total Foreign Common Stocks Sold Short (Proceeds $(5,024,989))		(5,340,365)
	Shares	Value
MUTUAL FUNDS SOLD SHORT — (2.1)%
Consumer Staples Select SPDR Fund	(38,929)	$(2,184,306)
Energy Select Sector SPDR Fund	(33,305)	(2,202,126)
iShares Russell 2000 ETF	(13,031)	(1,994,916)
iShares U.S. Real Estate ETF	(5,997)	(521,979)
SPDR S&P500 ETF Trust	(4,850)	(1,370,028)
Total Mutual Funds Sold Short (Proceeds $(8,123,609))		(8,273,355)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
Bristol-Myers Squibb Co., Strike Price $49.00, Expires 05/17/19 (JPM)	(118)	$ (562,978)	(14,868)
Bristol-Myers Squibb Co., Strike Price $50.00, Expires 04/18/19 (JPM)	(152)	(725,192)	(5,472)
Bristol-Myers Squibb Co., Strike Price $62.50, Expires 06/21/19 (JPM)	(188)	(896,948)	(1,034)
Coty, Inc., Strike Price $15.00, Expires 05/17/19 (Cowen)	(932)	(1,071,800)	(13,048)
DowDuPont, Inc., Strike Price $55.00, Expires 04/18/19 (JPM)	(92)	(329,732)	(6,072)
Lululemon Athletica, Inc., Strike Price $147.00, Expires 04/18/19 (JPM)	(36)	(589,932)	(63,090)
Russell 2000 Index, Strike Price $1,580.00, Expires 06/21/19 (JPM)	(18)	(2,771,530)	(55,710)
			(159,294)
Put Options — (0.1)%
Bristol-Myers Squibb Co., Strike Price $45.00, Expires 06/21/19 (JPM)	(188)	(896,948)	(26,508)
S&P 500®, Strike Price $2,605.00, Expires 04/08/19 (MSCS)	(24)	(6,802,560)	(600)
S&P 500®, Strike Price $2,635.00, Expires 04/05/19 (MSCS)	(24)	(6,802,560)	(840)
S&P 500®, Strike Price $2,675.00, Expires 04/03/19 (MSCS)	(24)	(6,802,560)	(720)
S&P 500®, Strike Price $2,685.00, Expires 04/22/19 (MSCS)	(24)	(6,802,560)	(11,880)
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,690.00, Expires 04/01/19 (MSCS)	(24)	$(6,802,560)	$ (240)
S&P 500®, Strike Price $2,690.00, Expires 04/10/19 (MSCS)	(24)	(6,802,560)	(3,420)
S&P 500®, Strike Price $2,700.00, Expires 04/18/19 (MSCS)	(24)	(6,802,560)	(12,360)
S&P 500®, Strike Price $2,700.00, Expires 04/18/19 (MSCS)	(23)	(6,519,120)	(11,845)
S&P 500®, Strike Price $2,700.00, Expires 04/26/19 (MSCS)	(24)	(6,802,560)	(20,400)
S&P 500®, Strike Price $2,725.00, Expires 04/17/19 (MSCS)	(22)	(6,235,680)	(14,080)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,730.00, Expires 04/24/19 (MSCS)	(23)	$ (6,519,120)	$ (23,230)
S&P 500®, Strike Price $2,735.00, Expires 04/18/19 (JPM)	(120)	(34,012,800)	(94,800)
S&P 500®, Strike Price $2,740.00, Expires 04/15/19 (MSCS)	(24)	(6,802,560)	(15,120)
			(236,043)
Total Written Options (Premiums received $ (916,978))			(395,337)
Other Assets in Excess of Liabilities — 11.5%			45,633,803
NET ASSETS — 100.0%			$395,436,681

Futures Contracts outstanding at March 31, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2019	(9)	$ (1,344,148)	$ 90
Euro-Bund	06/2019	9	1,679,327	28,783
Euro-OAT	06/2019	(9)	(1,642,276)	(35,280)
10-Year Commonwealth Treasury Bond	06/2019	5	491,910	2,805
3-Year Commonwealth Treasury Bond	06/2019	12	968,299	1,429
10-Year CAN Bond	06/2019	(13)	(1,352,580)	(28,641)
10-Year U.S. Treasury Note	06/2019	(29)	(3,602,344)	(555)
Ultra 10-Year U.S. Treasury Note	06/2019	(46)	(6,107,938)	(127,401)
Long GILT	06/2019	(24)	(4,043,951)	(79,198)
2-Year U.S. Treasury Note	06/2019	(27)	(5,753,531)	(18,494)
5-Year U.S. Treasury Note	06/2019	199	23,049,797	215,964
U.S. Treasury Long Bond	06/2019	6	897,938	6,278
90-Day Eurodollar	09/2019	(39)	(9,510,150)	(19,500)
5-Year U.S. Treasury Note	12/2019	(39)	(9,513,075)	(24,863)
Total Futures Contracts outstanding at March 31, 2019			$(15,782,722)	$(78,583)
Forward Foreign Currency Contracts outstanding at March 31, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/19	U.S. Dollars	50,645,047	Swedish Kronor	451,123,103	GSC	$2,065,214
04/16/19	U.S. Dollars	37,453,344	Euro	32,409,695	SS	1,048,505
04/16/19	U.S. Dollars	44,428,473	Euro	38,728,562	GSC	925,840
04/16/19	U.S. Dollars	13,926,652	Swedish Kronor	123,351,139	CITI	643,409
04/16/19	U.S. Dollars	18,556,168	Japanese Yen	2,004,399,241	SS	444,657
04/16/19	U.S. Dollars	32,294,932	Canadian Dollars	42,701,930	SS	327,762

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/19	U.S. Dollars	20,751,261	Swiss Francs	20,307,405	GSC	$326,071
04/16/19	British Pounds	14,367,748	U.S. Dollars	18,423,907	JPM	304,463
04/16/19	U.S. Dollars	11,168,461	Swiss Francs	10,884,176	SS	221,156
04/16/19	U.S. Dollars	9,215,704	Japanese Yen	995,603,838	RBC	219,547
04/16/19	U.S. Dollars	14,459,666	Euro	12,680,774	CITI	215,731
04/16/19	U.S. Dollars	14,719,539	Norwegian Kroner	125,161,868	SS	198,834
04/16/19	U.S. Dollars	17,264,544	Australian Dollars	24,078,190	JPM	162,431
04/16/19	U.S. Dollars	8,795,834	Norwegian Kroner	74,429,958	JPM	160,811
04/16/19	U.S. Dollars	11,671,320	Norwegian Kroner	99,286,473	GSC	152,557
04/16/19	U.S. Dollars	12,842,875	Canadian Dollars	16,957,379	CITI	148,379
04/16/19	U.S. Dollars	12,402,468	Canadian Dollars	16,370,528	JPM	147,297
04/16/19	U.S. Dollars	6,539,726	Swiss Francs	6,356,221	JPM	146,638
04/16/19	British Pounds	6,917,244	U.S. Dollars	8,873,185	RBC	143,449
04/16/19	U.S. Dollars	2,996,788	Swedish Kronor	26,622,926	JPM	129,861
04/16/19	U.S. Dollars	3,806,752	Swedish Kronor	34,149,229	SS	129,343
04/16/19	U.S. Dollars	13,720,334	Canadian Dollars	18,162,683	GSC	123,535
04/16/19	U.S. Dollars	4,833,951	Japanese Yen	521,493,091	CITI	121,802
04/16/19	U.S. Dollars	5,176,726	Swiss Francs	5,029,603	SC	117,950
04/16/19	New Zealand Dollars	51,225,286	U.S. Dollars	34,779,408	GSC	115,122
04/16/19	U.S. Dollars	4,875,758	Japanese Yen	526,901,776	JPM	114,737
04/16/19	U.S. Dollars	6,369,702	Norwegian Kroner	54,009,083	SC	103,816
04/16/19	U.S. Dollars	7,104,526	Australian Dollars	9,876,166	SS	89,743
04/16/19	U.S. Dollars	10,268,544	Australian Dollars	14,332,534	CITI	88,518
04/16/19	U.S. Dollars	1,218,793	Brazilian Reals	4,473,578	GSC	77,383
04/16/19	British Pounds	4,068,113	U.S. Dollars	5,227,559	SS	75,229
04/16/19	U.S. Dollars	7,742,161	Australian Dollars	10,794,682	GSC	74,978
04/16/19	U.S. Dollars	9,482,979	Australian Dollars	13,253,499	RBC	69,363
04/16/19	U.S. Dollars	2,447,110	Euro	2,117,249	RBC	68,868
06/19/19	U.S. Dollars	7,087,731	Euro	6,223,138	MSCS	58,904
04/16/19	British Pounds	2,659,242	U.S. Dollars	3,408,590	CITI	57,734
04/08/19	U.S. Dollars	2,720,986	Brazilian Reals	10,797,418	MSCS	53,487
04/03/19	U.S. Dollars	2,485,564	South African Rand	35,130,143	MSCS	51,704
04/16/19	U.S. Dollars	5,223,989	Australian Dollars	7,284,679	SC	49,871
04/02/19	Indian Rupees	133,152,509	U.S. Dollars	1,875,257	MSCS	46,830
04/16/19	U.S. Dollars	1,923,103	Japanese Yen	207,777,573	SC	45,649
04/16/19	U.S. Dollars	2,875,378	Japanese Yen	313,281,322	GSC	44,605
04/16/19	U.S. Dollars	4,197,465	Swiss Francs	4,128,914	RBC	44,603
04/16/19	New Zealand Dollars	9,046,362	U.S. Dollars	6,118,708	CITI	43,651
06/19/19	U.S. Dollars	2,090,772	British Pounds	1,565,761	MSCS	43,192
04/16/19	Swiss Francs	5,743,949	U.S. Dollars	5,736,967	CITI	40,297
04/02/19	U.S. Dollars	1,373,547	Brazilian Reals	5,221,598	MSCS	39,925
04/16/19	Japanese Yen	935,204,716	U.S. Dollars	8,411,863	CITI	38,535
04/04/19	U.S. Dollars	1,734,257	Chilean Pesos	1,155,837,570	MSCS	35,747
04/16/19	U.S. Dollars	3,656,767	Norwegian Kroner	31,214,653	CITI	35,386
04/16/19	British Pounds	4,889,623	U.S. Dollars	6,339,366	GSC	34,261
04/16/19	U.S. Dollars	8,457,784	New Zealand Dollars	12,371,587	GSC	30,291
04/16/19	U.S. Dollars	2,433,711	Canadian Dollars	3,214,519	SC	27,285
04/16/19	Norwegian Kroner	42,399,076	U.S. Dollars	4,891,962	CITI	26,985
04/16/19	U.S. Dollars	4,151,491	British Pounds	3,164,458	CITI	26,617
04/15/19	Russian Rubles	121,402,910	U.S. Dollars	1,819,727	MSCS	25,930
04/16/19	New Zealand Dollars	4,538,870	U.S. Dollars	3,068,694	SS	23,172
04/16/19	U.S. Dollars	2,690,552	Canadian Dollars	3,563,556	RBC	22,832
04/26/19	U.S. Dollars	1,163,863	Euro	1,014,965	MSCS	22,819
04/01/19	U.S. Dollars	794,960	Colombian Pesos	2,463,711,541	MSCS	22,160
04/16/19	U.S. Dollars	2,916,384	Swiss Francs	2,877,828	CITI	21,864
04/16/19	U.S. Dollars	1,133,345	Turkish Lira	6,311,826	GSC	21,849
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/19	U.S. Dollars	1,198,114	South Korean Won	1,339,838,803	GSC	$18,524
06/19/19	Japanese Yen	328,049,472	U.S. Dollars	2,961,038	MSCS	17,702
04/16/19	Canadian Dollars	5,086,839	U.S. Dollars	3,793,768	CITI	14,299
04/16/19	U.S. Dollars	491,810	Euro	425,308	JPM	14,074
06/19/19	U.S. Dollars	352,597	Turkish Lira	2,029,462	MSCS	14,068
06/19/19	U.S. Dollars	1,189,874	Mexican Pesos	23,144,495	MSCS	12,849
04/16/19	U.S. Dollars	3,920,523	New Zealand Dollars	5,736,678	CITI	12,713
04/25/19	U.S. Dollars	607,523	Swedish Kronor	5,521,747	MSCS	12,508
04/16/19	Mexican Pesos	29,346,247	U.S. Dollars	1,496,717	GSC	11,291
04/16/19	U.S. Dollars	1,388,077	British Pounds	1,057,283	RBC	9,908
04/16/19	Canadian Dollars	2,796,068	U.S. Dollars	2,083,393	GSC	9,776
06/19/19	U.S. Dollars	2,028,001	Japanese Yen	222,320,584	MSCS	9,295
04/16/19	Norwegian Kroner	43,089,308	U.S. Dollars	4,990,290	SS	8,734
04/16/19	Japanese Yen	165,135,733	U.S. Dollars	1,483,414	SS	8,733
04/16/19	U.S. Dollars	1,136,784	Czech Republic Koruna	25,946,295	CITI	8,724
04/15/19	U.S. Dollars	552,816	Russian Rubles	35,816,129	MSCS	8,313
06/19/19	U.S. Dollars	261,482	Hungarian Forint	72,168,926	MSCS	7,949
04/16/19	U.S. Dollars	513,788	British Pounds	388,646	GSC	7,187
04/16/19	U.S. Dollars	1,101,895	South Korean Won	1,244,039,843	CITI	6,646
04/15/19	U.S. Dollars	361,274	Colombian Pesos	1,132,895,348	MSCS	6,244
04/16/19	U.S. Dollars	1,144,515	Polish Zloty	4,370,158	GSC	5,707
06/19/19	Swedish Kronor	3,636,678	Euro	343,595	MSCS	5,464
06/19/19	Norwegian Kroner	7,876,443	Euro	806,692	MSCS	4,938
06/19/19	U.S. Dollars	414,096	South African Rand	5,965,591	MSCS	4,648
04/22/19	U.S. Dollars	68,986	Argentine Pesos	2,875,319	MSCS	4,564
04/16/19	U.S. Dollars	267,793	Norwegian Kroner	2,270,362	RBC	4,396
06/19/19	Canadian Dollars	5,326,479	U.S. Dollars	3,989,722	MSCS	4,189
04/02/19	U.S. Dollars	1,255,161	Indian Rupees	86,675,119	MSCS	3,986
04/16/19	U.S. Dollars	2,302,389	Mexican Pesos	44,730,345	CITI	3,842
10/17/19	Egyptian Pounds	6,700,735	U.S. Dollars	359,000	MSCS	3,687
06/19/19	U.S. Dollars	326,021	Romanian Leu	1,375,972	MSCS	3,649
06/19/19	Singapore Dollars	2,424,998	U.S. Dollars	1,788,729	MSCS	3,340
06/19/19	Australian Dollars	1,676,593	U.S. Dollars	1,188,998	MSCS	3,260
06/19/19	U.S. Dollars	427,825	Norwegian Kroner	3,651,433	MSCS	3,144
04/12/19	Philippine Pesos	22,475,248	U.S. Dollars	423,844	MSCS	3,074
04/16/19	Australian Dollars	2,691,390	U.S. Dollars	1,908,610	CITI	3,015
04/18/19	U.S. Dollars	296,119	Chilean Pesos	199,501,445	MSCS	2,944
04/08/19	U.S. Dollars	357,392	Canadian Dollars	473,621	MSCS	2,906
04/16/19	Swedish Kronor	10,548,901	U.S. Dollars	1,133,074	CITI	2,899
04/12/19	U.S. Dollars	495,259	Philippine Pesos	25,923,355	MSCS	2,845
06/19/19	Mexican Pesos	16,527,567	U.S. Dollars	838,133	MSCS	2,382
04/18/19	U.S. Dollars	331,182	South Korean Won	373,730,580	MSCS	2,178
05/03/19	Brazilian Reals	5,575,820	U.S. Dollars	1,418,892	MSCS	2,120
06/19/19	U.S. Dollars	1,031,878	Singapore Dollars	1,393,562	MSCS	2,038
06/19/19	South African Rand	12,786,283	U.S. Dollars	875,666	MSCS	1,919
05/30/19	U.S. Dollars	108,925	Polish Zloty	410,210	MSCS	1,873
04/25/19	U.S. Dollars	172,387	Indonesian Rupiahs	2,442,287,722	MSCS	1,622
04/04/19	U.S. Dollars	139,207	Australian Dollars	193,762	MSCS	1,615
06/19/19	Chinese Offshore Yuan	9,874,356	U.S. Dollars	1,466,822	MSCS	1,592
06/19/19	Swiss Francs	318,306	U.S. Dollars	320,752	MSCS	1,375
06/19/19	Australian Dollars	156,424	Euro	97,407	MSCS	1,219
04/03/19	U.S. Dollars	108,361	Japanese Yen	11,872,399	MSCS	1,209
04/25/19	Indonesian Rupiahs	7,374,110,549	U.S. Dollars	514,437	MSCS	1,160
04/25/19	U.S. Dollars	36,335	Chilean Pesos	24,050,202	MSCS	992
04/22/19	U.S. Dollars	36,311	Chilean Pesos	24,085,146	MSCS	917
04/16/19	Swiss Francs	1,142,015	U.S. Dollars	1,147,773	GSC	865

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	New Zealand Dollars	228,552	Euro	137,328	MSCS	$ 780
04/30/19	U.S. Dollars	378,786	South Korean Won	429,736,969	MSCS	666
06/19/19	Japanese Yen	37,990,311	Euro	304,952	MSCS	525
03/05/20	Egyptian Pounds	7,312,805	U.S. Dollars	379,000	MSCS	494
05/03/19	U.S. Dollars	205,968	Brazilian Reals	806,440	MSCS	444
06/19/19	Euro	151,957	Polish Zloty	655,748	MSCS	400
06/19/19	U.S. Dollars	123,927	Australian Dollars	173,709	MSCS	399
06/19/19	Euro	152,841	Japanese Yen	18,971,878	MSCS	362
06/19/19	Euro	140,102	British Pounds	120,744	MSCS	341
04/18/19	South Korean Won	391,085,004	U.S. Dollars	343,995	MSCS	287
04/05/19	U.S. Dollars	170,814	South Korean Won	193,658,599	MSCS	240
06/19/19	Euro	307,122	U.S. Dollars	346,666	MSCS	218
06/04/19	Argentine Pesos	4,115,551	U.S. Dollars	86,881	MSCS	196
06/19/19	U.S. Dollars	344,841	Canadian Dollars	459,642	MSCS	192
04/04/19	U.S. Dollars	65,023	New Zealand Dollars	95,249	MSCS	154
04/29/19	U.S. Dollars	282,395	Taiwan Dollars	8,703,238	MSCS	121
06/19/19	Norwegian Kroner	831,512	U.S. Dollars	96,591	MSCS	118
04/15/19	Colombian Pesos	491,680,391	U.S. Dollars	153,986	MSCS	98
04/08/19	U.S. Dollars	707,446	Taiwan Dollars	21,803,470	MSCS	88
04/08/19	Taiwan Dollars	5,308,001	U.S. Dollars	172,125	MSCS	79
06/19/19	Euro	243,849	Swedish Kronor	2,544,691	MSCS	46
06/19/19	U.S. Dollars	260,936	Chinese Offshore Yuan	1,754,473	MSCS	29
Subtotal Appreciation						$10,866,571
04/16/19	U.S. Dollars	687	Turkish Lira	4,005	GSC	$ (18)
06/19/19	Euro	150,706	South African Rand	2,480,703	MSCS	(45)
04/26/19	U.S. Dollars	449,894	Euro	400,229	MSCS	(52)
06/19/19	U.S. Dollars	83,493	Swedish Kronor	772,252	MSCS	(76)
06/19/19	U.S. Dollars	117,065	Mexican Pesos	2,304,745	MSCS	(144)
06/19/19	U.S. Dollars	125,970	Australian Dollars	177,387	MSCS	(174)
05/02/19	Colombian Pesos	269,642,989	U.S. Dollars	84,594	MSCS	(179)
04/05/19	Malaysian Ringgit	893,493	U.S. Dollars	219,251	MSCS	(379)
06/19/19	U.S. Dollars	243,853	New Zealand Dollars	358,100	MSCS	(394)
04/29/19	U.S. Dollars	463,374	Taiwan Dollars	14,300,171	MSCS	(427)
06/19/19	Euro	92,426	Japanese Yen	11,555,885	MSCS	(537)
06/19/19	Hungarian Forint	68,931,496	Euro	214,883	MSCS	(544)
06/19/19	Swedish Kronor	1,295,698	U.S. Dollars	140,801	MSCS	(587)
06/19/19	Hungarian Forint	34,919,300	Polish Zloty	472,214	MSCS	(633)
04/30/19	U.S. Dollars	464,006	South Korean Won	528,136,258	MSCS	(694)
04/25/19	Chilean Pesos	24,235,145	U.S. Dollars	36,335	MSCS	(720)
06/19/19	Japanese Yen	47,259,061	U.S. Dollars	429,847	MSCS	(727)
04/05/19	U.S. Dollars	343,532	Indonesian Rupiahs	4,906,674,167	MSCS	(739)
06/19/19	Norwegian Kroner	649,514	U.S. Dollars	76,301	MSCS	(759)
04/05/19	Indonesian Rupiahs	4,906,674,166	U.S. Dollars	345,033	MSCS	(761)
04/22/19	Chilean Pesos	24,183,186	U.S. Dollars	36,311	MSCS	(773)
04/08/19	Canadian Dollars	408,407	U.S. Dollars	306,586	MSCS	(910)
06/19/19	U.S. Dollars	1,007,135	Singapore Dollars	1,364,111	MSCS	(942)
04/04/19	New Zealand Dollars	128,736	U.S. Dollars	88,626	MSCS	(951)
04/29/19	Taiwan Dollars	21,803,470	U.S. Dollars	708,110	MSCS	(953)
04/08/19	Taiwan Dollars	16,495,469	U.S. Dollars	536,150	MSCS	(996)
06/19/19	Euro	611,534	British Pounds	528,988	MSCS	(1,063)
06/19/19	Euro	303,967	Australian Dollars	484,435	MSCS	(1,171)
04/25/19	Mexican Pesos	1,958,338	U.S. Dollars	101,678	MSCS	(1,191)
06/19/19	Singapore Dollars	454,392	U.S. Dollars	336,992	MSCS	(1,198)
04/16/19	U.S. Dollars	1,187,341	Canadian Dollars	1,587,769	GSC	(1,282)
06/19/19	British Pounds	72,434	Canadian Dollars	128,144	MSCS	(1,361)
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/19	U.S. Dollars	440,932	Canadian Dollars	590,046	MSCS	$ (1,499)
04/05/19	South Korean Won	193,658,599	U.S. Dollars	172,084	MSCS	(1,510)
04/16/19	U.S. Dollars	1,531,514	Australian Dollars	2,158,406	SS	(1,546)
06/19/19	U.S. Dollars	745,769	Chinese Offshore Yuan	5,025,391	MSCS	(1,557)
06/19/19	South African Rand	8,543,226	U.S. Dollars	587,969	MSCS	(1,606)
04/04/19	Australian Dollars	144,856	U.S. Dollars	104,581	MSCS	(1,718)
06/19/19	Euro	696,883	Norwegian Kroner	6,782,677	MSCS	(1,756)
04/26/19	Argentine Pesos	3,016,514	U.S. Dollars	69,000	MSCS	(1,775)
06/19/19	Polish Zloty	4,407,246	Euro	1,020,565	MSCS	(1,861)
04/11/19	Russian Rubles	6,828,610	U.S. Dollars	105,936	MSCS	(2,054)
06/19/19	Australian Dollars	730,872	U.S. Dollars	521,855	MSCS	(2,117)
06/19/19	Czech Republic Koruna	9,418,912	Euro	365,170	MSCS	(2,202)
04/16/19	Canadian Dollars	325,419	U.S. Dollars	246,341	RBC	(2,728)
06/19/19	Euro	526,867	Swedish Kronor	5,526,253	MSCS	(2,944)
04/15/19	U.S. Dollars	686,543	Russian Rubles	45,403,594	MSCS	(3,718)
04/05/19	Chilean Pesos	75,625,515	U.S. Dollars	115,099	MSCS	(3,966)
04/16/19	U.S. Dollars	753,406	Australian Dollars	1,066,347	GSC	(3,992)
04/16/19	U.S. Dollars	2,121,472	Japanese Yen	235,242,552	GSC	(4,152)
04/03/19	Argentine Pesos	4,115,551	U.S. Dollars	99,530	MSCS	(4,989)
04/16/19	Polish Zloty	4,369,872	U.S. Dollars	1,143,796	CITI	(5,062)
06/19/19	U.S. Dollars	783,231	Swiss Francs	779,268	MSCS	(5,391)
04/18/19	Chilean Pesos	692,353,101	U.S. Dollars	1,022,900	MSCS	(5,462)
04/25/19	Indonesian Rupiahs	7,315,275,244	U.S. Dollars	517,273	MSCS	(5,789)
04/16/19	British Pounds	364,682	U.S. Dollars	481,873	CITI	(6,509)
04/16/19	U.S. Dollars	2,943,060	Swiss Francs	2,932,563	SS	(6,513)
04/16/19	Swiss Francs	281,945	U.S. Dollars	290,230	RBC	(6,650)
04/16/19	U.S. Dollars	2,524,989	New Zealand Dollars	3,716,591	GSC	(6,743)
04/16/19	U.S. Dollars	2,955,319	Norwegian Kroner	25,536,915	GSC	(7,356)
04/22/19	Indian Rupees	98,645,209	U.S. Dollars	1,424,795	MSCS	(7,420)
06/19/19	British Pounds	1,587,022	Euro	1,844,133	MSCS	(7,501)
04/16/19	U.S. Dollars	4,031,293	Swiss Francs	4,016,560	CITI	(8,563)
04/15/19	Russian Rubles	31,400,121	U.S. Dollars	486,036	MSCS	(8,667)
04/02/19	U.S. Dollars	661,929	Indian Rupees	46,477,388	MSCS	(8,983)
06/19/19	New Zealand Dollars	1,852,595	U.S. Dollars	1,272,617	MSCS	(9,030)
06/19/19	Czech Republic Koruna	14,348,138	U.S. Dollars	634,480	MSCS	(9,541)
04/16/19	British Pounds	2,444,581	U.S. Dollars	3,197,072	GSC	(10,558)
04/16/19	Mexican Pesos	22,832,575	U.S. Dollars	1,184,035	GSC	(10,743)
04/16/19	Turkish Lira	6,318,937	U.S. Dollars	1,123,666	GSC	(10,918)
04/03/19	South African Rand	4,305,323	U.S. Dollars	309,312	MSCS	(11,034)
06/19/19	British Pounds	698,337	U.S. Dollars	924,293	MSCS	(11,061)
06/19/19	Mexican Pesos	10,930,720	U.S. Dollars	566,955	MSCS	(11,070)
06/19/19	Euro	1,237,361	U.S. Dollars	1,409,163	MSCS	(11,605)
04/22/19	Argentine Pesos	7,133,588	U.S. Dollars	171,588	MSCS	(11,760)
04/25/19	Swedish Kronor	4,627,396	U.S. Dollars	510,684	MSCS	(12,042)
04/16/19	U.S. Dollars	1,495,579	Mexican Pesos	29,346,247	CITI	(12,429)
04/11/19	Taiwan Dollars	73,675,224	U.S. Dollars	2,402,872	MSCS	(12,765)
04/15/19	Colombian Pesos	2,435,356,309	U.S. Dollars	776,090	MSCS	(12,890)
06/19/19	Turkish Lira	2,029,462	U.S. Dollars	352,959	MSCS	(14,429)
04/16/19	New Zealand Dollars	3,792,134	U.S. Dollars	2,597,650	GSC	(14,458)
04/16/19	Japanese Yen	120,630,065	U.S. Dollars	1,105,735	RBC	(15,736)
04/16/19	Swiss Francs	2,001,759	U.S. Dollars	2,029,710	JPM	(16,341)
05/28/19	Argentine Pesos	12,968,384	U.S. Dollars	294,234	MSCS	(17,230)
04/16/19	U.S. Dollars	1,028,849	British Pounds	802,666	CITI	(17,427)
04/18/19	South Korean Won	2,383,740,865	U.S. Dollars	2,117,669	MSCS	(19,205)
04/16/19	U.S. Dollars	6,910,491	New Zealand Dollars	10,173,300	CITI	(19,534)
04/16/19	British Pounds	1,650,823	U.S. Dollars	2,174,395	JPM	(22,546)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/19	Mexican Pesos	21,905,019	U.S. Dollars	1,148,180	SS	$ (22,553)
04/16/19	British Pounds	1,062,131	U.S. Dollars	1,407,346	SS	(22,857)
04/16/19	Canadian Dollars	2,951,396	U.S. Dollars	2,234,501	SC	(25,051)
04/16/19	U.S. Dollars	5,721,317	Australian Dollars	8,092,675	CITI	(26,700)
04/16/19	New Zealand Dollars	2,387,854	U.S. Dollars	1,654,398	JPM	(27,799)
04/16/19	Australian Dollars	1,600,494	U.S. Dollars	1,165,638	JPM	(28,849)
04/26/19	Euro	1,335,248	U.S. Dollars	1,530,391	MSCS	(29,276)
04/16/19	New Zealand Dollars	5,623,387	U.S. Dollars	3,860,738	CITI	(30,102)
04/01/19	Colombian Pesos	3,982,870,724	U.S. Dollars	1,282,313	MSCS	(32,993)
04/12/19	British Pounds	2,323,277	U.S. Dollars	3,061,494	MSCS	(33,710)
04/16/19	Norwegian Kroner	17,534,230	U.S. Dollars	2,068,057	JPM	(33,816)
04/16/19	Canadian Dollars	4,054,835	U.S. Dollars	3,069,659	JPM	(34,161)
04/04/19	Chilean Pesos	1,080,212,055	U.S. Dollars	1,630,132	MSCS	(42,754)
04/16/19	Euro	1,408,940	U.S. Dollars	1,628,449	RBC	(45,829)
04/16/19	Canadian Dollars	9,571,734	U.S. Dollars	7,217,334	CITI	(51,823)
04/16/19	Brazilian Reals	4,217,788	U.S. Dollars	1,128,068	SS	(51,922)
04/08/19	Brazilian Reals	10,797,418	U.S. Dollars	2,720,986	MSCS	(53,487)
04/12/19	U.S. Dollars	10,516,020	Swiss Francs	10,510,469	GSC	(55,412)
04/16/19	U.S. Dollars	5,254,354	British Pounds	4,075,000	MSCS	(56,341)
04/16/19	Canadian Dollars	8,770,405	U.S. Dollars	6,624,179	SS	(58,550)
04/16/19	U.S. Dollars	11,518,759	New Zealand Dollars	16,999,725	SC	(61,410)
04/16/19	U.S. Dollars	11,900,899	New Zealand Dollars	17,571,202	RBC	(68,558)
04/16/19	Norwegian Kroner	68,371,089	U.S. Dollars	8,006,058	CITI	(73,958)
04/16/19	Australian Dollars	13,093,163	U.S. Dollars	9,380,939	SS	(81,206)
04/16/19	U.S. Dollars	15,219,857	New Zealand Dollars	22,462,646	SS	(81,639)
04/16/19	U.S. Dollars	14,858,654	New Zealand Dollars	21,932,565	JPM	(81,751)
04/16/19	Australian Dollars	12,589,243	U.S. Dollars	9,023,723	CITI	(81,913)
04/16/19	Swiss Francs	3,545,017	U.S. Dollars	3,648,713	SC	(83,135)
04/02/19	Swedish Kronor	15,667,985	U.S. Dollars	1,772,236	JPM	(85,007)
04/16/19	Brazilian Reals	10,797,419	U.S. Dollars	2,847,166	MSCS	(88,441)
04/16/19	U.S. Dollars	8,452,951	British Pounds	6,561,052	SS	(99,385)
04/16/19	Norwegian Kroner	58,783,103	U.S. Dollars	6,921,769	RBC	(102,022)
04/16/19	U.S. Dollars	6,906,534	British Pounds	5,382,673	SC	(109,784)
04/16/19	Swiss Francs	7,151,865	U.S. Dollars	7,316,870	CITI	(123,524)
04/16/19	Swedish Kronor	63,320,912	U.S. Dollars	6,972,888	GSC	(154,085)
04/16/19	Japanese Yen	942,443,321	U.S. Dollars	8,678,834	CITI	(163,030)
04/16/19	Brazilian Reals	13,034,640	U.S. Dollars	3,499,862	GSC	(174,144)
04/16/19	Euro	8,095,826	U.S. Dollars	9,303,428	SS	(209,631)
04/16/19	Euro	6,538,395	U.S. Dollars	7,560,019	SC	(215,636)
04/16/19	Japanese Yen	985,494,860	U.S. Dollars	9,121,329	SC	(216,516)
04/16/19	Norwegian Kroner	105,449,202	U.S. Dollars	12,456,004	SS	(222,271)
04/16/19	Swedish Kronor	98,518,527	U.S. Dollars	10,838,600	CITI	(229,491)
04/16/19	Japanese Yen	1,402,915,216	U.S. Dollars	12,921,607	SS	(245,032)
04/16/19	U.S. Dollars	22,277,218	British Pounds	17,319,717	GSC	(299,047)
04/16/19	Swedish Kronor	58,956,061	U.S. Dollars	6,669,411	SC	(320,644)
04/16/19	Euro	13,761,593	U.S. Dollars	15,802,367	CITI	(344,382)
04/16/19	Swiss Francs	24,165,107	U.S. Dollars	24,654,271	GSC	(349,003)
04/16/19	Canadian Dollars	47,098,111	U.S. Dollars	35,641,330	GSC	(383,126)
04/16/19	Euro	20,200,294	U.S. Dollars	23,107,056	GSC	(416,670)
04/16/19	Norwegian Kroner	258,468,571	U.S. Dollars	30,419,982	GSC	(433,643)
04/16/19	Japanese Yen	2,726,344,581	U.S. Dollars	25,075,263	GSC	(440,341)
04/16/19	Swedish Kronor	100,239,643	U.S. Dollars	11,298,074	RBC	(503,625)
04/16/19	Australian Dollars	70,430,739	U.S. Dollars	50,541,264	GSC	(516,140)
04/16/19	Euro	29,716,516	U.S. Dollars	34,353,481	JPM	(973,809)
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/08/19	Swedish Kronor	467,362,798	U.S. Dollars	52,777,715	SS	$ (2,449,087)
Subtotal Depreciation						$(11,725,102)
Total Forward Foreign Currency Contracts outstanding at March 31, 2019						$ (858,531)
Swap agreements outstanding at March 31, 2019:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day COP-IBR-OIS (Quarterly)	4.75% (Quarterly)	6/20/2020	MSCS	COP	10,392,325,000	$19,611	$ 9,970	$ 9,641
6-Month THB FIX Reuters (Semiannually)	1.75% (Semiannually)	3/20/2021	BOA	THB	105,090,000	1,869	698	1,171
6-Month THB FIX Reuters (Semiannually)	1.75% (Semiannually)	3/20/2021	BNP	THB	200,350,000	3,563	1,869	1,694
6-Month THB FIX Reuters (Semiannually)	1.75% (Semiannually)	3/20/2021	MSCS	THB	112,150,000	1,995	289	1,706
Subtotal Appreciation						$27,038	$12,826	$14,212
6-Month THB FIX Reuters (Semiannually)	1.75% (Semiannually)	6/19/2021	BNP	THB	161,200,000	$ (926)	$ 4,002	$ (4,928)
6-Month THB FIX Reuters (Semiannually)	1.75% (Semiannually)	6/19/2021	MSCS	THB	55,250,000	317	341	(24)
Subtotal Depreciation						$ (609)	$ 4,343	$ (4,952)
Net Interest Rate Swaps outstanding at March 31, 2019						$26,429	$17,169	$ 9,260

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	7.25% (Monthly)	1/2/2020	BRL	41,347,126	$ 38,353	$ 14,154	$ 24,199
6-Month WIBOR (Semiannually)	2.00% (Annually)	9/19/2020	PLN	8,800,000	29,998	3,080	26,918
3-Month LIBOR (Quarterly)	2.71% (Semiannually)	12/31/2020	USD	11,830,000	57,644	(4,520)	62,164
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	8.00% (Monthly)	1/4/2021	BRL	15,325,000	21,006	2,328	18,678
1-Day COP-IBR-OIS (Quarterly)	5.00% (Quarterly)	3/20/2021	COP	15,447,025,000	51,167	2,130	49,037
3-Month KORIBOR (Quarterly)	1.75% (Quarterly)	3/20/2021	KRW	11,283,070,000	23,483	(10,657)	34,140
6-Month CLP-TNA (Semiannually)	3.60% (Semiannually)	3/20/2021	CLP	695,725,000	20,172	6,101	14,071
6-Month NSE MIBID MIBOR (Semiannually)	6.75% (Semiannually)	3/20/2021	INR	383,260,000	78,273	51,776	26,497
6-Month WIBOR (Semiannually)	2.00% (Annually)	3/20/2021	PLN	41,820,000	53,950	(8,762)	62,712
3-Month JIBAR (Quarterly)	7.75% (Quarterly)	6/19/2021	ZAR	29,290,000	81,224	40,282	40,942
3-Month KORIBOR (Quarterly)	1.75% (Quarterly)	6/19/2021	KRW	11,208,750,000	19,371	18,780	591
3-Month New Zealand BBR FRA (Quarterly)	1.75% (Semiannually)	6/19/2021	NZD	33,110,000	66,535	(17,100)	83,635
6-Month BUBOR (Semiannually)	1.75% (Annually)	6/19/2021	HUF	946,100,000	67,281	50,115	17,166
6-Month PRIBOR (Semiannually)	2.20% (Annually)	9/18/2021	CZK	85,810,000	18,130	—	18,130
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.58% (Upon termination)	1/3/2022	BRL	18,475,000	74,390	(45,691)	120,081
28-Day Mexico Interbank TIIE (Monthly)	8.00% (Monthly)	6/15/2022	MXN	43,525,000	12,357	—	12,357

See Notes to Schedule of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.90% (Upon termination)	1/2/2023	BRL	5,375,000	$ (8,024)	$ (10,351)	$ 2,327
6-Month EURIBOR (Semiannually)	0.25% (Annually)	6/19/2023	EUR	7,370,000	97,244	58,881	38,363
2.22% (Semiannually)	3-Month LiBOR (Quarterly)	8/31/2023	USD	29,750,000	58,451	4,993	53,458
3-Month LIBOR (Quarterly)	2.75% (Semiannually)	12/19/2023	USD	9,580,000	30,543	(4,461)	35,004
2.50% (Semiannually)	3-Month CDOR (Semiannually)	6/19/2024	CAD	3,730,000	(77,886)	(88,912)	11,026
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	6/19/2024	USD	2,760,000	(94,246)	(103,540)	9,294
6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	2.50% (Semiannually)	6/19/2024	AUD	8,350,000	225,573	225,171	402
6-Month EURIBOR (Semiannually)	0.50% (Annually)	6/19/2024	EUR	19,010,000	492,012	348,844	143,168
6-Month LIBOR (Semiannually)	1.05% (Annually)	8/7/2028	CHF	2,840,000	139,137	15,030	124,107
12-Month SONIO (Annually)	1.10% (Annually)	10/22/2028	GBP	1,500,000	30,231	(3,335)	33,566
6-Month EURIBOR (Semiannually)	1.45% (Annually)	1/15/2029	EUR	3,540,000	108,194	49,150	59,044
3-Month LIBOR (Quarterly)	2.80% (Semiannually)	2/12/2029	USD	5,210,000	56,927	7,145	49,782
6-Month EURIBOR (Semiannually)	1.20% (Annually)	2/12/2029	EUR	5,060,000	80,246	22,002	58,244
0.95% (Annually)	6-Month EURIBOR (Semiannually)	3/28/2029	EUR	830,000	340	340	—
3-Month LIBOR (Quarterly)	2.50% (Semiannually)	3/28/2029	USD	840,000	(2,363)	(2,363)	—
1.00% (Annually)	6-Month EURIBOR (Semiannually)	3/29/2029	EUR	3,960,000	(13,858)	(19,734)	5,876
6-Month EURIBOR (Semiannually)	1.00% (Annually)	6/19/2029	EUR	1,310,000	72,517	45,901	26,616
1.40% (Annually)	12-Month SONIO (Annually)	9/7/2034	GBP	1,440,000	—	(1,765)	1,765
Subtotal Appreciation					$ 1,908,372	$ 645,012	$1,263,360
8.36% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	3/18/2020	MXN	401,675,000	$ (2,306)	$ (1,757)	$ (549)
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	3/20/2021	USD	14,520,000	(170,618)	(95,569)	(75,049)
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	3/20/2021	CNY	29,740,000	(16,732)	(3,762)	(12,970)
7.95% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	6/16/2021	MXN	23,750,000	(772)	(296)	(476)
2.50% (Semiannually)	3-Month CDOR (Semiannually)	6/19/2021	CAD	7,120,000	(63,282)	(56,547)	(6,735)
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	6/19/2021	USD	15,230,000	(198,377)	(144,457)	(53,920)
2.13% (Annually)	6-Month PRIBOR (Semiannually)	9/18/2022	CZK	28,680,000	(9,407)	—	(9,407)
10.61% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	20,525,000	(57,659)	46,340	(103,999)
0.50% (Annually)	3-Month STIBOR (Quarterly)	6/19/2023	SEK	58,490,000	(48,028)	(29,032)	(18,996)
1.10% (Annually)	6-Month SONIA (Annually)	8/1/2023	GBP	5,300,000	(11,615)	(1,548)	(10,067)
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/19/2023	USD	1,110,000	(30,543)	1,744	(32,287)
5.40% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/20/2024	COP	3,772,250,000	(16,293)	3,017	(19,310)
0.50% (Annually)	3-Month STIBOR (Quarterly)	6/19/2024	SEK	159,690,000	(79,557)	8,065	(87,622)
2.00% (Annually)	6-Month PRIBOR (Semiannually)	9/18/2024	CZK	17,590,000	(8,745)	—	(8,745)
1.90% (Semiannually)	6-Month LIBOR (Semiannually)	8/3/2028	GBP	1,810,000	(85,213)	(14,131)	(71,082)
0.35% (Semiannually)	6-Month LIBOR (Semiannually)	1/16/2029	JPY	898,900,000	(60,344)	(25,669)	(34,675)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	2/12/2029	GBP	7,600,000	(68,443)	2,459	(70,902)
3-Month LIBOR (Quarterly)	2.50% (Semiannually)	3/29/2029	USD	4,020,000	(8,921)	254	(9,175)
8.25% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	6/6/2029	MXN	18,250,000	(8,608)	(1,798)	(6,810)
1.00% (Annually)	3-Month STIBOR (Quarterly)	6/19/2029	SEK	12,800,000	(17,411)	3,301	(20,712)
1.40% (Annually)	1-Day SONIO (Annually)	9/7/2034	GBP	1,440,000	(41,609)	(37,859)	(3,750)
Subtotal Depreciation					$(1,004,483)	$(347,245)	$ (657,238)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2019					$ 903,889	$ 297,767	$ 606,122

See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Republic of Columbia 11.00% Maturity 7/24/2020	4/15/2019	BOA	COP	5,609,300,000	$ 7,565	$ —	$ 7,565
Republic of Columbia 6.25% Maturity 11/26/2025	4/15/2019	DEUT	COP	1,862	—	—	—
Receive 1-Month LIBOR - 0.40%; Pay Suncoke Energy, Inc.	8/13/2019	CITI	USD	292,090	50,028	—	50,028
Receive Dominion Resources, Inc.; Pay 1-Month LIBOR + 0.45%	8/13/2019	CITI	USD	5,750	232	—	232
Receive Enbridge, Inc.; Pay 1-Month LIBOR + 0.45%	8/13/2019	CITI	USD	1,072,135	124,300	—	124,300
Subtotal Appreciation					$182,125	$ —	$182,125
Receive 1-Month LIBOR; Pay Enbridge, Inc.	8/13/2019	CITI	USD	75,094	$ (9,704)	$ —	$ (9,704)
Receive Suncoke Energy Partners LP; Pay 1-Month LIBOR + 0.75%	8/13/2019	CITI	USD	305,946	(57,445)	—	(57,445)
Subtotal Depreciation					$ (67,149)	$ —	$ (67,149)
Net Total Return Swaps outstanding at March 31, 2019					$114,976	$ —	$114,976
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$ 7,986,648	$ —	$ 7,986,648	$ —
Common Stocks	65,212,921	65,212,921	—	—
Corporate Bonds	81,630,330	—	81,630,330	—
Foreign Bonds	11,650,809	—	11,650,809	—
Foreign Common Stocks	6,953,931	6,953,931	—	—
Loan Agreements	4,905,117	—	4,905,117	—
Money Market Funds	69,854,902	69,854,902	—	—
Mortgage-Backed Securities	1,840,187	—	1,840,187	—
Mutual Funds	1,066,735	1,066,735	—	—
Purchased Options:
Call Option	14,476	14,476	—	—
Put Options	658,980	658,980	—	—
Total Purchased Options	673,456	673,456	—	—
U.S. Treasury Obligations	135,266,877	—	135,266,877	—
Total Assets - Investments in Securities	$ 387,041,913	$143,761,945	$243,279,968	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ 10,866,571	$ —	$ 10,866,571	$ —
Futures Contracts	255,349	255,349	—	—
Swap Agreements	1,459,697	—	1,459,697	—
Total Assets - Other Financial Instruments	$ 12,581,617	$ 255,349	$ 12,326,268	$ —

See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$ (23,229,978)	$ (23,229,978)	$ —	$ —
Foreign Common Stocks Sold Short	(5,340,365)	(5,340,365)	—	—
Mutual Funds Sold Short	(8,273,355)	(8,273,355)	—	—
Written Options:
Call Options	(159,294)	(159,294)	—	—
Put Options	(236,043)	(236,043)	—	—
Total Written Options	(395,337)	(395,337)	—	—
Total Liabilities - Investments in Securities	$ (37,239,035)	$ (37,239,035)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$ (11,725,102)	$ —	$ (11,725,102)	$ —
Futures Contracts	(333,932)	(333,932)	—	—
Swap Agreements	(729,339)	—	(729,339)	—
Total Liabilities - Other Financial Instruments	$ (12,788,373)	(333,932)	$ (12,454,441)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended March 31, 2019.
See Notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.  VALUATION OF SECURITIES
Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.
Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.
Investments in open-end mutual funds, including the GuideStone Select Funds and the Northern Institutional Liquid Assets Portfolio are valued at their closing NAV each business day.
Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding transfers in or out of Level 3, where applicable, is shown at the end of each Fund’s Schedule of Investments.
a. Fixed Income Securities
The Fixed Income Funds and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
b. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
c. Loan Participations
The Fixed Income Funds, Defensive Market Strategies Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense. There were no commitments at March 31, 2019.
d. REITs
The Fixed Income Funds and the Equity Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
e. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
f. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At March 31, 2019, the values of securities sold short in the Low-Duration Bond Fund, Defensive Market Strategies Fund, International Equity Fund and Strategic Alternatives Fund amounted to $727,412, $872,547, $59,217,809 and $36,843,698, respectively.
g. Security Transactions
Security transactions are accounted for on the date securities are purchased or sold (the trade date).
h. Synthetic Convertible Instruments
The Defensive Market Strategies Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.
Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.
Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts. The Funds bear the market risk arising from any change in index values or interest rates.
Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gains or losses.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2019, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.
Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default. At March 31, 2019, there were no investments in CDS agreements on asset-backed securities.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At March 31, 2019, there were no cross-currency swap agreements.
Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Asset Derivative Value
Fund	Total Value at 3/31/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$ 111,225	$ 40,030	$ —	$ —	$ 71,195
MyDestination 2025
Futures	$ 427,822	$ 116,609	$ —	$ —	$ 311,213
MyDestination 2035
Futures	$ 378,639	$ 52,213	$ —	$ —	$ 326,426
MyDestination 2045
Futures	$ 243,613	$ 13,923	$ —	$ —	$ 229,690
MyDestination 2055
Futures	$ 71,021	$ 1,740	$ —	$ —	$ 69,281
Conservative Allocation
Futures	$ 58,889	$ 17,574	$ —	$ —	$ 41,315
Balanced Allocation
Futures	$ 461,277	$ 160,210	$ —	$ —	$ 301,067
Growth Allocation
Futures	$ 416,546	$ 54,147	$ —	$ —	$ 362,399
Aggressive Allocation
Futures	$ 376,132	$ —	$ —	$ —	$ 376,132
Low-Duration Bond
Forwards	$ 355,621	$ —	$ 355,621	$ —	$ —
Futures	1,768,355	1,768,355	—	—	—
Purchased Options	917	917	—	—	—
Swaps	309,602	309,602	—	—	—
Totals	$ 2,434,495	$ 2,078,874	$ 355,621	$ —	$ —
Medium-Duration Bond
Forwards	$ 1,043,968	$ —	$ 1,043,968	$ —	$ —
Futures	11,477,437	11,477,437	—	—	—
Purchased Options	4,823,389	4,416,451	406,938	—	—
Swaps	4,551,423	3,877,190	—	674,233	—
Totals	$ 21,896,217	$ 19,771,078	$ 1,450,906	$ 674,233	$ —
Global Bond Fund
Forwards	$ 518,246	$ —	$ 518,246	$ —	$ —
Futures	2,316	2,316	—	—	—
Purchased Options	51,982	—	51,982	—	—
Totals	$ 572,544	$ 2,316	$ 570,228	$ —	$ —
Defensive Market Strategies
Forwards	$ 185,423	$ —	$ 185,423	$ —	$ —
Equity Index
Futures	$ 1,371,522	$ —	$ —	$ —	$ 1,371,522

	Asset Derivative Value
Fund	Total Value at 3/31/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Value Equity
Forwards	$ 248,614	$ —	$ 248,614	$ —	$ —
Futures	863,649	—	—	—	863,649
Totals	$ 1,112,263	$ —	$ 248,614	$ —	$ 863,649
Growth Equity
Futures	$ 1,144,688	$ —	$ —	$ —	$ 1,144,688
Small Cap Equity
Futures	$ 165,525	$ —	$ —	$ —	$ 165,525
International Equity Index
Futures	$ 485,651	$ —	$ —	$ —	$ 485,651
International Equity
Forwards	$ 1,182,251	$ —	$ 1,182,251	$ —	$ —
Futures	1,439,322	—	—	—	1,439,322
Swaps	404,152	—	—	—	404,152
Totals	$ 3,025,725	$ —	$ 1,182,251	$ —	$ 1,843,474
Emerging Markets Equity
Forwards	$ 1,599,019	$ —	$ 1,599,019	$ —	$ —
Futures	513,256	—	—	—	513,256
Swaps	438	—	—	—	438
Totals	$ 2,112,713	$ —	$ 1,599,019	$ —	$ 513,694
Global Real Estate Securities
Futures	$ 110,904	$ —	$ —	$ —	$ 110,904
Strategic Alternatives
Forwards	$ 10,866,571	$ —	$ 10,866,571	$ —	$ —
Futures	255,349	255,349	—	—	—
Purchased Options	673,456	—	—	—	673,456
Swaps	1,459,697	1,277,572	—	—	182,125
Totals	$ 13,255,073	$ 1,532,921	$ 10,866,571	$ —	$ 855,581

	Liability Derivative Value
Fund	Total Value at 3/31/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$ 19,511	$ —	$ 19,511	$ —	$ —
Futures	2,301,172	2,301,172	—	—	—
Written Options	57,694	57,628	—	66	—
Swaps	1,501,494	1,455,536	—	45,958	—
Totals	$ 3,879,871	$ 3,814,336	$ 19,511	$ 46,024	$ —

	Liability Derivative Value
Fund	Total Value at 3/31/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$ 1,329,671	$ —	$ 1,329,671	$ —	$ —
Futures	5,886,220	5,886,220	—	—	—
Written Options	5,355,754	5,349,860	5,834	60	—
Swaps	11,518,029	11,306,997	—	211,032	—
Totals	$ 24,089,674	$ 22,543,077	$ 1,335,505	$ 211,092	$ —
Global Bond Fund
Forwards	$ 2,200,696	$ —	$ 2,200,696	$ —	$ —
Futures	489,694	489,694	—	—	—
Totals	$ 2,690,390	$ 489,694	$ 2,200,696	$ —	$ —
Defensive Market Strategies
Forwards	$ 87	$ —	$ 87	$ —	$ —
Written Options	488,079	—	—	—	488,079
Totals	$ 488,166	$ —	$ 87	$ —	$ 488,079
Value Equity
Forwards	$ 3,192	$ —	$ 3,192	$ —	$ —
International Equity
Forwards	$ 1,102,362	$ —	$ 1,102,362	$ —	$ —
Futures	334,411	—	—	—	334,411
Swaps	164,371	—	—	—	164,371
Totals	$ 1,601,144	$ —	$ 1,102,362	$ —	$ 498,782
Emerging Markets Equity
Forwards	$ 692,432	$ —	$ 692,432	$ —	$ —
Futures	42,137	—	—	—	42,137
Swaps	37,115	—	—	—	37,115
Totals	$ 771,684	$ —	$ 692,432	$ —	$ 79,252
Strategic Alternatives
Forwards	$ 11,725,102	$ —	$ 11,725,102	$ —	$ —
Futures	333,932	333,932	—	—	—
Written Options	395,337	—	—	—	395,337
Swaps	729,339	662,190	—	—	67,149
Totals	$ 13,183,710	$ 996,122	$ 11,725,102	$ —	$ 462,486

Volume of Derivative Transactions
The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2019. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Long Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	$ —	$ 5,572,776	$ —	$ —
MyDestination 2025	—	17,157,097	—	—
MyDestination 2035	—	17,260,703	—	—
MyDestination 2045	—	10,740,810	—	—
MyDestination 2055	—	3,588,063	—	—
Conservative Allocation	—	6,968,880	—	—
Balanced Allocation	—	25,409,099	—	—
Growth Allocation	—	19,092,994	—	—
Aggressive Allocation	—	18,871,415	—	—
Low-Duration Bond	36,019,125	556,205,754	127,906	165,100,000
Medium-Duration Bond	149,653,224	1,042,581,996	3,010,446	737,028,751
Global Bond	44,683,837	11,972,930	38,347	—
Defensive Market Strategies	21,616,482	—	—	—
Equity Index	—	69,952,115	—	—
Value Equity	—	41,125,021	—	—
Growth Equity	—	57,859,565	—	—
Small Cap Equity	—	20,235,720	—	—
International Equity Index	—	32,741,360	—	—
International Equity	173,445,029	86,197,428	—	18,962,168
Emerging Markets Equity	82,801,520	59,392,882	—	161,348,370
Global Real Estate Securities	—	7,839,510	—	—
Strategic Alternatives	630,836,213	22,481,557	578,314	153,007,859

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	$ 12,309,629	$ 381,368,033	$ 369,339	$ 122,200,000
Medium-Duration Bond	102,659,450	721,184,025	3,500,471	310,752,225
Global Bond	46,159,637	28,197,102	—	—
Defensive Market Strategies	936,329	—	601,383	—
International Equity	156,339,583	32,523,756	—	15,085,775
Emerging Markets Equity	95,344,983	10,554,577	—	2,634,842
Strategic Alternatives	642,945,024	60,951,752	974,238	222,003,984
3.  SECURITIES LENDING
Through an agreement with Northern Trust (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At March 31, 2019, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$ 115,888,459	$ 114,841,873	$ 3,378,785	$ 118,220,658
Medium-Duration Bond	76,727,487	69,448,396	8,919,958	78,368,354
Extended-Duration Bond	25,371,029	24,969,467	912,585	25,882,052
Global Bond	53,096,181	39,571,762	14,858,207	54,429,969
Defensive Market Strategies	52,978,931	24,966,911	29,271,238	54,238,149
Equity Index	88,029,356	88,955,909	911,112	89,867,021
Value Equity	46,604,390	46,295,819	1,290,705	47,586,524
Growth Equity	166,925,638	170,105,453	280,095	170,385,548
Small Cap Equity	115,834,049	103,426,838	14,896,023	118,322,861
International Equity Index	23,728,919	20,322,126	4,747,395	25,069,521
International Equity	26,259,933	24,601,119	3,235,343	27,836,462
Emerging Markets Equity	16,183,301	12,597,449	4,080,999	16,678,448
Global Real Estate Securities	24,836,192	18,539,582	7,154,962	25,694,544
Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund's ability to vote proxies or to settle transactions.
4.  MARKET AND CREDIT RISK
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Each Fund may face potential risks associated with the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. On March 29, 2017, Prime Minister Theresa May provided the European Council formal notification of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty of Lisbon. This formal notification began a two-year period of negotiations about the terms of the United Kingdom's exit from the EU. The effect on the United Kingdom's economy will likely depend on the nature of trade relations with the EU, which are matters to be negotiated. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.
5.  REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.
6.  SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.